UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Duration Treasury Index Fund ETF Shares - EDV

Vanguard Extended Duration Treasury Index Fund Institutional Shares - VEDTX

Vanguard ESG U.S. Stock ETF ETF Shares - ESGV

Vanguard ESG International Stock ETF ETF Shares - VSGX

Vanguard Global Wellington™ Fund Investor Shares - VGWLX

Vanguard Global Wellington™ Fund Admiral™ Shares - VGWAX

Vanguard Global Wellesley® Income Fund Investor Shares - VGWIX

Vanguard Global Wellesley® Income Fund Admiral™ Shares - VGYAX

Vanguard ESG U.S. Corporate Bond ETF ETF Shares - VCEB

Vanguard Emerging Markets Ex-China ETF ETF Shares - VEXC

Vanguard Extended Duration Treasury Index Fund
ETF Shares (EDV) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-2.02%	-12.44%	-4.49%
ETF Shares Market Price	-2.07%	-12.40%	-4.52%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-1.89%	-12.37%	-4.47%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$4,158
Number of Portfolio Holdings	81
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$155
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
20 - 25 Years	56.0%
25 - 30 Years	44.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR930

Vanguard Extended Duration Treasury Index Fund
Institutional Shares (VEDTX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-2.50%	-12.54%	-4.54%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-1.89%	-12.37%	-4.47%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Vanguard fund returns are adjusted to reflect the fee on purchases of fund shares. During the reporting period, the purchase fee for the fund was reduced from 0.50% to 0.25%.
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$4,158
Number of Portfolio Holdings	81
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$155
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
20 - 25 Years	56.0%
25 - 30 Years	44.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the purchase fee for the Fund was reduced from 0.50% to 0.25%.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1275

Vanguard ESG U.S. Stock ETF
ETF Shares (ESGV) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and financials contributed the most to the benchmark's return. Utilities and consumer discretionary, the two sectors that posted negative returns, detracted the most.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	19.98%	11.30%	14.74%
ETF Shares Market Price	19.97%	11.31%	14.75%
FTSE US All Cap Choice Index	20.07%	11.38%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.06%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$13,518
Number of Portfolio Holdings	1,236
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$129
Portfolio Composition % of Net Assets (as of August 31, 2026)
Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.1%
Financials	10.1%
Health Care	10.0%
Industrials	7.5%
Real Estate	2.5%
Technology	48.1%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4393

Vanguard ESG International Stock ETF
ETF Shares (VSGX) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  By region, stocks in the Pacific region and emerging markets, which accounted for more than half of the benchmark’s market value at the end of the period, drove performance. Each of the regions represented within the portfolio posted positive returns.
  Nine of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology and financials contributed the most to the benchmark’s return, followed by telecommunications. Consumer discretionary and real estate were the only two sectors that posted negative returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	27.52%	8.44%	9.40%
ETF Shares Market Price	27.53%	8.46%	9.42%
FTSE Global All Cap ex US Choice Index	27.80%	8.55%	9.56%
FTSE Global All Cap ex US Index	26.19%	9.20%	9.62%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,824
Number of Portfolio Holdings	6,638
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$432
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.2%
Asia	52.0%
Europe	34.0%
North America	7.0%
Oceania	4.2%
South America	1.1%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4394

Vanguard Global Wellington™ Fund
Investor Shares (VGWLX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.41%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.
  Some central banks lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In the stock portion of the portfolio, selection in information technology, health care, and communication services contributed the most to relative performance. Geographically, four of five regions contributed positively; North America, the Pacific region, and emerging markets contributed the most.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	20.26%	8.57%	8.90%
Global Wellington Composite Index	15.29%	7.85%	9.19%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$3,313
Number of Portfolio Holdings	702
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$3,282
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	0.2%
Asia	15.9%
Europe	25.2%
North America	53.9%
Oceania	1.1%
South America	0.0%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1567

Vanguard Global Wellington™ Fund
Admiral™ Shares (VGWAX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.28%
How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  In the stock portion of the portfolio, selection in information technology, health care, and communication services contributed the most to relative performance. Geographically, four of five regions contributed positively; North America, the Pacific region, and emerging markets contributed the most.

  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	20.40%	8.70%	9.03%
Global Wellington Composite Index	15.29%	7.85%	9.19%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$3,313
Number of Portfolio Holdings	702
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$3,282
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	0.2%
Asia	15.9%
Europe	25.2%
North America	53.9%
Oceania	1.1%
South America	0.0%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1767

Vanguard Global Wellesley® Income Fund
Investor Shares (VGWIX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.41%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, supported by resilient growth and corporate earnings, while trade policy shifts, persistent inflation, and Middle East tensions fueled volatility and higher oil prices.
  Some central banks cut rates, but developed-market government bond yields generally rose amid borrowing, inflation, and monetary policy concerns.
  In the stock portion of the portfolio, selection in financials, information technology, and industrials detracted the most from relative performance. Selection in consumer discretionary, health care, and utilities contributed the most. On a geographic basis, the Pacific region, emerging markets, and the Middle East detracted the most. Europe and North America were the only positive contributors.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	9.93%	5.03%	5.19%
Global Wellesley Income Composite Index	10.53%	4.92%	5.33%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$773
Number of Portfolio Holdings	631
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$795
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.0%
Asia	7.7%
Europe	29.5%
North America	55.6%
Oceania	2.1%
South America	0.7%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1496

Vanguard Global Wellesley® Income Fund
Admiral™ Shares (VGYAX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.28%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.
  Global equities posted strong returns, supported by resilient growth and corporate earnings, while trade policy shifts, persistent inflation, and Middle East tensions fueled volatility and higher oil prices.
  Some central banks cut rates, but developed-market government bond yields generally rose amid borrowing, inflation, and monetary policy concerns.
  In the stock portion of the portfolio, selection in financials, information technology, and industrials detracted the most from relative performance. Selection in consumer discretionary, health care, and utilities contributed the most. On a geographic basis, the Pacific region, emerging markets, and the Middle East detracted the most. Europe and North America were the only positive contributors.
  In the bond portion of the portfolio, security selection was positive, particularly among industrial companies. However, credit spread duration—the sensitivity of a portfolio to changes in its credit spread—was the primary detractor for the period.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2026
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	10.11%	5.18%	5.32%
Global Wellesley Income Composite Index	10.53%	4.92%	5.33%
Bloomberg Global Aggregate Bond Index	0.60%	-1.74%	0.50%
FTSE Developed Net Tax Index	22.69%	11.80%	12.76%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$773
Number of Portfolio Holdings	631
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$795
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	1.0%
Asia	7.7%
Europe	29.5%
North America	55.6%
Oceania	2.1%
South America	0.7%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1896

Vanguard ESG U.S. Corporate Bond ETF
ETF Shares (VCEB) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions returned more than those issued by utilities and industrial companies. By credit quality, results were mixed. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/22/2020)
ETF Shares Net Asset Value	1.37%	-0.14%	0.08%
ETF Shares Market Price	1.40%	-0.14%	0.09%
Bloomberg MSCI US Corporate SRI Select Index	1.49%	-0.07%	0.16%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.28%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	2,739
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$39
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	13.0%
Consumer Discretionary	8.4%
Consumer Staples	2.8%
Financials	41.5%
Health Care	14.7%
Industrials	2.3%
Materials	1.4%
Real Estate	1.6%
Technology	12.2%
Utilities	0.3%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4158

Vanguard Emerging Markets Ex-China ETF
ETF Shares (VEXC) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Emerging Markets Ex-China ETF (the "Fund") for the period of September 30, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7[1]	0.07%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  For the period from September 30, 2025, through August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns for the 12 months ended August 31, 2026, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Taiwan, the benchmark’s largest country by weight, contributed the most to the benchmark’s 11-month return. India, the second-largest country by weight, detracted the most. By sector, information technology, the benchmark’s largest sector, contributed meaningfully to the benchmark’s return. The next largest sector by weight, financials, was also a positive contributor. Consumer discretionary detracted the most.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2025, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (9/30/2025)
ETF Shares Net Asset Value	30.29%
ETF Shares Market Price	30.42%
FTSE Emerging ex China Index	31.25%
FTSE Global All Cap ex US Index	22.07%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$269
Number of Portfolio Holdings	1,010
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$11
Portfolio Composition % of Net Assets (as of August 31, 2026)
Africa	5.5%
Asia	81.6%
Europe	2.3%
North America	3.0%
South America	7.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV051

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$950,000	$662,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$950,000	$662,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Extended Duration Treasury Index Fund

Contents

Extended Duration Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/2046	191,452	63,553
United States Treasury Strip Coupon	0.000%	2/15/2047	200,416	65,597
United States Treasury Strip Coupon	0.000%	5/15/2047	199,416	64,623
United States Treasury Strip Coupon	0.000%	8/15/2047	204,883	65,475
United States Treasury Strip Coupon	0.000%	11/15/2047	205,336	64,793
United States Treasury Strip Coupon	0.000%	2/15/2048	211,988	66,064
United States Treasury Strip Coupon	0.000%	5/15/2048	213,438	65,549
United States Treasury Strip Coupon	0.000%	8/15/2048	210,771	63,709
United States Treasury Strip Coupon	0.000%	11/15/2048	210,588	62,831
United States Treasury Strip Coupon	0.000%	2/15/2049	219,782	64,707
United States Treasury Strip Coupon	0.000%	5/15/2049	217,596	63,205
United States Treasury Strip Coupon	0.000%	8/15/2049	212,219	60,905
United States Treasury Strip Coupon	0.000%	11/15/2049	210,089	59,506
United States Treasury Strip Coupon	0.000%	2/15/2050	213,032	59,616
United States Treasury Strip Coupon	0.000%	5/15/2050	208,322	57,557
United States Treasury Strip Coupon	0.000%	8/15/2050	207,406	56,518
United States Treasury Strip Coupon	0.000%	11/15/2050	202,732	54,468
United States Treasury Strip Coupon	0.000%	2/15/2051	203,816	54,067
United States Treasury Strip Coupon	0.000%	5/15/2051	191,762	50,195
United States Treasury Strip Coupon	0.000%	8/15/2051	185,053	47,817
United States Treasury Strip Coupon	0.000%	11/15/2051	189,492	48,261
United States Treasury Strip Coupon	0.000%	2/15/2052	193,264	48,686
United States Treasury Strip Coupon	0.000%	5/15/2052	200,167	49,674
United States Treasury Strip Coupon	0.000%	8/15/2052	204,648	50,067
United States Treasury Strip Coupon	0.000%	11/15/2052	204,956	49,261
United States Treasury Strip Coupon	0.000%	2/15/2053	210,012	50,222
United States Treasury Strip Coupon	0.000%	5/15/2053	209,222	49,249
United States Treasury Strip Coupon	0.000%	8/15/2053	211,320	49,107
United States Treasury Strip Coupon	0.000%	11/15/2053	217,750	49,946
United States Treasury Strip Coupon	0.000%	2/15/2054	217,675	49,326
United States Treasury Strip Coupon	0.000%	5/15/2054	216,449	48,354
United States Treasury Strip Coupon	0.000%	8/15/2054	218,050	48,695
United States Treasury Strip Coupon	0.000%	11/15/2054	216,588	48,182
United States Treasury Strip Coupon	0.000%	2/15/2055	220,697	48,484
United States Treasury Strip Coupon	0.000%	5/15/2055	215,861	46,992
United States Treasury Strip Coupon	0.000%	8/15/2055	91,016	19,714
United States Treasury Strip Coupon	0.000%	11/15/2055	45,603	9,881
United States Treasury Strip Coupon	0.000%	2/15/2056	42,497	9,094
United States Treasury Strip Coupon	0.000%	5/15/2056	21,623	4,570
United States Treasury Strip Coupon	0.000%	8/15/2056	10,050	2,124
United States Treasury Strip Principal	0.000%	11/15/2046	174,519	59,364
United States Treasury Strip Principal	0.000%	2/15/2047	178,290	59,832
United States Treasury Strip Principal	0.000%	5/15/2047	181,575	60,104
United States Treasury Strip Principal	0.000%	8/15/2047	185,751	60,616
United States Treasury Strip Principal	0.000%	11/15/2047	190,764	61,462
United States Treasury Strip Principal	0.000%	2/15/2048	194,045	61,533
United States Treasury Strip Principal	0.000%	5/15/2048	191,229	59,894
United States Treasury Strip Principal	0.000%	8/15/2048	194,525	60,014
United States Treasury Strip Principal	0.000%	11/15/2048	193,938	59,121
United States Treasury Strip Principal	0.000%	2/15/2049	196,486	59,069
United States Treasury Strip Principal	0.000%	5/15/2049	192,893	57,205
United States Treasury Strip Principal	0.000%	8/15/2049	196,819	57,600
United States Treasury Strip Principal	0.000%	11/15/2049	192,570	55,590
United States Treasury Strip Principal	0.000%	2/15/2050	191,607	54,690
United States Treasury Strip Principal	0.000%	5/15/2050	187,690	53,103
United States Treasury Strip Principal	0.000%	8/15/2050	189,097	52,622
United States Treasury Strip Principal	0.000%	11/15/2050	180,833	49,581
United States Treasury Strip Principal	0.000%	2/15/2051	178,737	48,336
United States Treasury Strip Principal	0.000%	5/15/2051	174,555	46,537
United States Treasury Strip Principal	0.000%	8/15/2051	163,077	42,922
1

Extended Duration Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Strip Principal	0.000%	11/15/2051	191,065	49,655
	United States Treasury Strip Principal	0.000%	2/15/2052	193,844	49,726
	United States Treasury Strip Principal	0.000%	5/15/2052	189,252	47,971
	United States Treasury Strip Principal	0.000%	8/15/2052	192,146	48,104
	United States Treasury Strip Principal	0.000%	11/15/2052	186,647	46,144
	United States Treasury Strip Principal	0.000%	2/15/2053	182,474	44,635
	United States Treasury Strip Principal	0.000%	5/15/2053	192,703	46,603
	United States Treasury Strip Principal	0.000%	8/15/2053	192,499	46,057
	United States Treasury Strip Principal	0.000%	11/15/2053	194,322	45,962
	United States Treasury Strip Principal	0.000%	2/15/2054	190,315	44,516
	United States Treasury Strip Principal	0.000%	5/15/2054	191,555	44,372
	United States Treasury Strip Principal	0.000%	8/15/2054	194,382	44,427
	United States Treasury Strip Principal	0.000%	11/15/2054	188,424	42,587
	United States Treasury Strip Principal	0.000%	2/15/2055	191,062	42,683
	United States Treasury Strip Principal	0.000%	5/15/2055	186,494	41,240
	United States Treasury Strip Principal	0.000%	8/15/2055	315,176	68,883
	United States Treasury Strip Principal	0.000%	11/15/2055	365,001	78,874
	United States Treasury Strip Principal	0.000%	2/15/2056	360,455	77,075
	United States Treasury Strip Principal	0.000%	5/15/2056	358,095	75,927
	United States Treasury Strip Principal	0.000%	8/15/2056	298,481	62,506
Total U.S. Government and Agency Obligations (Cost $5,274,249)					4,157,786
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $1,172)	3.731%		11,719	1,172
Total Investments (100.0%) (Cost $5,275,421)					4,158,958
Other Assets and Liabilities—Net (0.0%)					(587)
Net Assets (100%)					4,158,371

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,274,249)	4,157,786
Affiliated Issuers (Cost $1,172)	1,172
Total Investments in Securities	4,158,958
Investment in Vanguard	83
Cash	1
Cash Collateral Received for ETF Capital Activity	13,451
Receivables for Investment Securities Sold	117,345
Receivables for Accrued Income	3
Receivables for Capital Shares Issued	87
Total Assets	4,289,928
Liabilities
Payables for Investment Securities Purchased	118,017
Collateral for ETF Capital Activity	13,451
Payables to Vanguard	89
Total Liabilities	131,557
Net Assets	4,158,371
At August 31, 2026, net assets consisted of:

Paid-in Capital	6,611,689
Total Distributable Earnings (Loss)	(2,453,318)
Net Assets	4,158,371

ETF Shares—Net Assets
Applicable to 62,125,010 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,717,340
Net Asset Value Per Share—ETF Shares	$59.84

Institutional Shares—Net Assets
Applicable to 24,396,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	441,031
Net Asset Value Per Share—Institutional Shares	$18.08
See accompanying Notes, which are an integral part of the Financial Statements.
3

Extended Duration Treasury Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	223,570
Total Income	223,570
Expenses
The Vanguard Group—Note C
Investment Advisory Services	155
Management and Administrative—ETF Shares[2]	1,453
Management and Administrative—Institutional Shares[2]	256
Marketing and Distribution—ETF Shares	178
Marketing and Distribution—Institutional Shares	21
Custodian Fees	12
Auditing Fees	38
Accounting Fees[2]	52
Shareholders’ Reports—ETF Shares[2]	45
Shareholders’ Reports—Institutional Shares[2]	—
Trustees’ Fees and Expenses	2
Other Expenses	14
Total Expenses	2,226
Net Investment Income	221,344
Realized Net Gain (Loss) on Investment Securities Sold[1,3]	(318,364)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	36,051
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,969)

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $91, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes ($7,569) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,344	209,523
Realized Net Gain (Loss)	(318,364)	(386,289)
Change in Unrealized Appreciation (Depreciation)	36,051	(447,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,969)	(624,348)
Distributions
ETF Shares	(189,289)	(171,938)
Institutional Shares	(31,746)	(33,855)
Institutional Plus Shares	—	(1,473)
Total Distributions	(221,035)	(207,266)
Capital Share Transactions
ETF Shares	282,299	414,121
Institutional Shares	(186,049)	(84,479)
Institutional Plus Shares	—	(148,191)
Net Increase (Decrease) from Capital Share Transactions	96,250	181,451
Total Increase (Decrease)	(185,754)	(650,163)
Net Assets
Beginning of Period	4,344,125	4,994,288
End of Period	4,158,371	4,344,125
See accompanying Notes, which are an integral part of the Financial Statements.
5

Extended Duration Treasury Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$64.18	$77.32	$78.52	$96.31	$140.69
Investment Operations
Net Investment Income[1]	3.234	3.235	3.203	3.033	2.769
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.334)	(13.166)	(1.385)	(18.048)	(44.418)
Total from Investment Operations	(1.100)	(9.931)	1.818	(15.015)	(41.649)
Distributions
Dividends from Net Investment Income	(3.240)	(3.209)	(3.018)	(2.775)	(2.731)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.240)	(3.209)	(3.018)	(2.775)	(2.731)
Net Asset Value, End of Period	$59.84	$64.18	$77.32	$78.52	$96.31
Total Return	-2.02%	-13.16%	2.64%	-15.83%	-30.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,717	$3,682	$3,961	$2,356	$1,312
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	4.98%	4.68%	4.34%	3.56%	2.33%
Portfolio Turnover Rate[4]	16%	15%	22%	24%	15%

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.03, $.03, and $.03.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.39	$23.36	$23.72	$29.09	$42.50
Investment Operations
Net Investment Income[1]	.977	.977	.967	.911	.835
Net Realized and Unrealized Gain (Loss) on Investments	(1.308)	(3.978)	(.415 )	(5.444)	(13.425)
Total from Investment Operations	(.331 )	(3.001)	.552	(4.533)	(12.590)
Distributions
Dividends from Net Investment Income	(.979 )	(.969 )	(.912 )	(.837 )	(.820 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.979 )	(.969 )	(.912 )	(.837 )	(.820 )
Net Asset Value, End of Period	$18.08	$19.39	$23.36	$23.72	$29.09
Total Return[2]	-2.01%	-13.13%	2.56%	-15.83%	-30.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$441	$662	$886	$585	$623
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	4.96%	4.67%	4.35%	3.52%	2.29%
Portfolio Turnover Rate[4]	16%	15%	22%	24%	15%

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE
Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Plus Shares through August 31, 2026.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold.
Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
8

Extended Duration Treasury Index Fund
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $83,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,157,786	—	4,157,786
Temporary Cash Investments	1,172	—	—	1,172
Total	1,172	4,157,786	—	4,158,958

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(7,569)
Total Distributable Earnings (Loss)	7,569
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,021
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,122,134)
Capital Loss Carryforwards	(1,367,205)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,453,318)
9

Extended Duration Treasury Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	221,035	207,266
Long-Term Capital Gains	—	—
Total	221,035	207,266

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,281,092
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(1,122,134)
Net Unrealized Appreciation (Depreciation)	(1,122,134)
F. During the year ended August 31, 2026, the fund purchased $718,068,000 of investment securities and sold $1,076,613,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,426,468,000 and $1,194,752,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,480,628	23,200	2,357,857	34,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,198,329)	(18,450)	(1,943,736)	(28,050)
Net Increase (Decrease)—ETF Shares	282,299	4,750	414,121	6,150
Institutional Shares
Issued[1]	113,130	5,718	61,884	2,959
Issued in Lieu of Cash Distributions	31,737	1,620	33,121	1,565
Redeemed	(330,916)	(17,081)	(179,484)	(8,311)
Net Increase (Decrease)—Institutional Shares	(186,049)	(9,743)	(84,479)	(3,787)
Institutional Plus Shares[2]
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	—	—	1,473	25
Redeemed	—	—	(149,664)	(2,538)
Net Increase (Decrease)—Institutional Plus Shares	—	—	(148,191)	(2,513)

1	Includes purchase fees for fiscal 2026 and 2025 of $568 and $360, respectively (fund totals).
2	All outstanding shares were redeemed on October 3, 2024.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
10

Extended Duration Treasury Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Extended Duration Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Extended Duration Treasury Index Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
The fund hereby designates for the fiscal year $223,310,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q12750 102026
13

Financial Statements
For the year ended August 31, 2026
Vanguard ESG U.S. Stock ETF

Contents

ESG U.S. Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	104,191	51,010
	Newmont Corp.	241,065	30,389
	Freeport-McMoRan Inc.	323,236	24,482
	Air Products and Chemicals Inc.	49,460	15,306
	Fastenal Co.	259,575	12,800
	Nucor Corp.	49,789	12,429
	Steel Dynamics Inc.	30,437	7,080
	Royal Gold Inc.	19,155	5,009
	International Flavors & Fragrances Inc.	57,776	4,988
	Coeur Mining Inc.	232,097	4,823
	CF Industries Holdings Inc.	34,618	4,501
	International Paper Co.	118,523	4,496
	Southern Copper Corp.	21,055	4,398
	Avery Dennison Corp.	17,302	3,012
	Hecla Mining Co.	142,952	2,840
	Element Solutions Inc.	51,576	1,833
*	MP Materials Corp.	32,407	1,774
	Mosaic Co.	71,812	1,732
*	Cleveland-Cliffs Inc.	127,815	1,476
	Sensient Technologies Corp.	9,472	1,278
	Balchem Corp.	7,233	1,272
	UFP Industries Inc.	12,614	1,066
	Cabot Corp.	11,492	951
	Avient Corp.	20,416	900
*	Constellium SE	29,836	789
	Aura Minerals Inc.	9,215	770
	Ashland Inc.	10,164	745
*	Century Aluminum Co.	15,500	709
	Scotts Miracle-Gro Co.	10,037	600
	Kaiser Aluminum Corp.	3,666	582
	Westlake Corp.	7,428	558
	Quaker Chemical Corp.	3,063	508
	Minerals Technologies Inc.	6,924	491
	Huntsman Corp.	37,007	355
	FMC Corp.	27,929	322
	Sylvamo Corp.	7,557	271
	Worthington Steel Inc.	7,375	254
			206,799
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	2,191,889	569,387
*	Tesla Inc.	660,206	242,923
	Costco Wholesale Corp.	100,270	94,644
*	Netflix Inc.	947,858	76,824
	Home Depot Inc.	225,376	73,885
	Walt Disney Co.	400,840	43,110
	McDonald's Corp.	160,458	42,287
	Booking Holdings Inc.	174,839	34,809
*	Uber Technologies Inc.	442,525	33,477
	TJX Cos. Inc.	249,948	33,471
	Starbucks Corp.	257,761	27,387
	Lowe's Cos. Inc.	126,661	25,927
*	MercadoLibre Inc.	10,595	20,514
*	Spotify Technology SA	35,685	19,399
*	Airbnb Inc. Class A	93,417	17,116
	Marriott International Inc. Class A	49,257	16,834
*	O'Reilly Automotive Inc.	187,469	16,647
	Target Corp.	102,546	16,498
	Ross Stores Inc.	71,374	16,312
	Hilton Worldwide Holdings Inc.	50,414	15,945
1

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Warner Bros Discovery Inc.	543,690	15,511
	Royal Caribbean Cruises Ltd.	56,814	15,268
	Ford Motor Co.	882,964	12,308
*	Carvana Co.	156,617	11,505
*	AutoZone Inc.	3,718	11,121
*	Chipotle Mexican Grill Inc.	288,383	10,967
	Garmin Ltd.	37,127	10,548
	NIKE Inc. Class B	266,615	10,414
	eBay Inc.	100,389	10,396
	Yum! Brands Inc.	62,436	9,572
*	Take-Two Interactive Software Inc.	41,386	9,092
	DR Horton Inc.	56,772	8,207
	Expedia Group Inc.	25,768	8,172
	Carnival Corp. Ltd.	288,170	6,884
*	Copart Inc.	199,287	6,574
*	Live Nation Entertainment Inc.	36,121	6,498
	Dollar General Corp.	49,671	6,296
	Williams-Sonoma Inc.	26,389	6,023
*	ROBLOX Corp. Class A	143,483	5,924
	Estee Lauder Cos. Inc. Class A	55,733	5,701
	Tapestry Inc.	45,686	5,637
	Omnicom Group Inc.	63,872	5,591
	PulteGroup Inc.	42,707	5,395
*	Dollar Tree Inc.	41,850	5,298
*	Ulta Beauty Inc.	9,798	5,262
*	Liberty Media Corp.-Liberty Formula One Class C	48,541	4,852
*	Coupang Inc.	281,326	4,518
	Genuine Parts Co.	31,028	4,210
	Lennar Corp. Class A	46,115	3,879
*	NVR Inc.	598	3,776
*	Burlington Stores Inc.	14,141	3,673
*	SharkNinja Inc.	18,908	3,640
	Best Buy Co. Inc.	44,462	3,564
*	Viking Holdings Ltd.	40,014	3,447
	Aramark	59,198	3,333
	Somnigroup International Inc.	50,342	3,260
*	Rivian Automotive Inc. Class A	198,920	3,195
	Toll Brothers Inc.	21,317	3,058
*	Five Below Inc.	12,262	3,027
	Fox Corp. Class A	44,916	3,025
	Hasbro Inc.	31,778	2,990
	BorgWarner Inc.	46,272	2,969
	Ralph Lauren Corp.	8,417	2,920
	Texas Roadhouse Inc. Class A	14,841	2,903
*	Deckers Outdoor Corp.	31,819	2,771
*	Lululemon Athletica Inc.	22,523	2,709
*	BJ's Wholesale Club Holdings Inc.	29,145	2,642
	News Corp. Class A	84,059	2,581
	Service Corp. International	30,280	2,472
	Rollins Inc.	67,156	2,422
	New York Times Co. Class A	34,781	2,340
*	Wayfair Inc. Class A	23,504	2,333
	Domino's Pizza Inc.	6,727	2,301
*	Grab Holdings Ltd. Class A	606,093	2,146
*	Aptiv plc	47,784	2,139
	Autoliv Inc.	16,883	2,046
*	United Airlines Holdings Inc.	18,343	1,981
*	CarMax Inc.	31,992	1,962
	Dick's Sporting Goods Inc.	14,259	1,926
	Fox Corp. Class B	30,966	1,865
	Lithia Motors Inc. Class A	5,076	1,864
*	Etsy Inc.	21,156	1,721
*	GameStop Corp. Class A	92,673	1,703
*	Norwegian Cruise Line Holdings Ltd.	103,176	1,665
	Hyatt Hotels Corp. Class A	8,945	1,494
*	Cava Group Inc.	22,697	1,492
	H&R Block Inc.	28,322	1,463
*	On Holding AG Class A	51,128	1,457
*	Lyft Inc. Class A	85,265	1,441
	LKQ Corp.	57,316	1,439
2

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	elf Beauty Inc.	13,091	1,428
	Lear Corp.	11,403	1,425
*	Abercrombie & Fitch Co. Class A	9,833	1,407
*	Madison Square Garden Sports Corp.	3,636	1,399
	U-Haul Holding Co.	23,138	1,381
*	Life Time Group Holdings Inc.	32,272	1,356
	Pool Corp.	7,260	1,354
*	Victoria's Secret & Co.	15,594	1,332
*	Crocs Inc.	10,946	1,318
	Versant Media Group Inc.	31,888	1,311
	Macy's Inc.	59,586	1,308
*	Trade Desk Inc. Class A	94,461	1,296
*	Dutch Bros Inc. Class A	26,500	1,295
*	Duolingo Inc. Class A	8,694	1,290
*	Frontdoor Inc.	15,768	1,275
*	Amer Sports Inc.	41,511	1,268
*	Chewy Inc. Class A	52,928	1,260
	Wyndham Hotels & Resorts Inc.	16,547	1,219
*	Floor & Decor Holdings Inc. Class A	24,106	1,212
	Nexstar Media Group Inc. Class A	6,437	1,172
*	Liberty Live Holdings Inc. Class C	10,971	1,136
	Sirius XM Holdings Inc.	39,945	1,125
	Gap Inc.	50,211	1,120
*	AutoNation Inc.	5,548	1,117
*	Champion Homes Inc.	12,271	1,095
	Vail Resorts Inc.	7,917	1,084
	Gentex Corp.	47,996	1,074
	VF Corp.	79,527	1,069
	Southwest Airlines Co.	27,624	1,064
	Rush Enterprises Inc. Class A	13,536	1,040
*	Ollie's Bargain Outlet Holdings Inc.	13,679	1,032
*	Urban Outfitters Inc.	12,786	1,032
*	Boot Barn Holdings Inc.	6,824	1,028
	Meritage Homes Corp.	14,693	1,020
*	Laureate Education Inc.	27,022	1,014
*	Covista Inc.	7,612	1,007
*	MakeMyTrip Ltd.	16,973	989
	PriceSmart Inc.	5,806	987
*	SiteOne Landscape Supply Inc.	9,833	969
*	Cavco Industries Inc.	1,730	967
	News Corp. Class B	27,181	935
*	Valvoline Inc.	28,760	922
	Kontoor Brands Inc.	12,221	922
*	Planet Fitness Inc. Class A	17,840	921
	Travel + Leisure Co.	13,355	918
*	Asbury Automotive Group Inc.	4,330	915
*	OPENLANE Inc.	24,658	878
*	Bright Horizons Family Solutions Inc.	11,809	876
	Bath & Body Works Inc.	45,367	873
*	Grand Canyon Education Inc.	5,843	866
	Thor Industries Inc.	11,376	865
	Penske Automotive Group Inc.	3,986	863
*	M/I Homes Inc.	5,663	843
	Cinemark Holdings Inc.	23,444	835
*	Sphere Entertainment Co.	6,075	828
*	Stride Inc.	9,349	810
	HNI Corp.	16,022	776
*	Dorman Products Inc.	5,952	767
	PVH Corp.	10,259	761
	Dana Inc.	24,394	731
	KB Home	13,503	720
	Signet Jewelers Ltd.	8,734	719
	Group 1 Automotive Inc.	2,589	698
*	YETI Holdings Inc.	16,977	697
	Steven Madden Ltd.	16,076	694
*	Madison Square Garden Entertainment Corp. Class A	8,841	687
	Wingstop Inc.	6,110	669
	Choice Hotels International Inc.	6,284	649
	Marriott Vacations Worldwide Corp.	6,221	649
	Harley-Davidson Inc.	23,329	644
3

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	QuantumScape Corp. Class A	113,131	632
	Visteon Corp.	5,918	603
	Newell Brands Inc.	95,832	599
	American Eagle Outfitters Inc.	35,007	582
	Whirlpool Corp.	14,174	579
*	Avis Budget Group Inc.	3,929	579
	Advance Auto Parts Inc.	13,596	573
	Phinia Inc.	8,175	559
*	Liberty Media Corp.-Liberty Formula One Class A	5,945	547
	LCI Industries	5,323	536
	Acushnet Holdings Corp.	6,157	532
*	Hilton Grand Vacations Inc.	12,399	526
*	RH	3,504	523
*	IMAX Corp.	10,216	523
*	American Airlines Group Inc.	37,983	510
*	Callaway Golf Co.	31,290	492
*	Green Brick Partners Inc.	6,768	489
*	Peloton Interactive Inc. Class A	90,622	486
	Interparfums Inc.	4,086	480
	John Wiley & Sons Inc. Class A	8,729	457
*	Liberty Live Holdings Inc. Class A	4,380	436
*	Sonos Inc.	26,611	415
*	Central Garden & Pet Co. Class A	11,104	413
	Strategic Education Inc.	4,890	405
*	Goodyear Tire & Rubber Co.	63,261	397
	Century Communities Inc.	5,563	376
*	Birkenstock Holding plc	10,516	367
*	Capri Holdings Ltd.	26,655	353
	MillerKnoll Inc.	15,036	340
*	Adient plc	17,502	332
*	Six Flags Entertainment Corp.	21,410	322
	Buckle Inc.	7,266	310
[1]	Wendy's Co.	36,160	300
	La-Z-Boy Inc.	9,003	285
	Columbia Sportswear Co.	4,869	279
*	Alaska Air Group Inc.	6,328	262
*	TripAdvisor Inc.	25,668	244
*	Coty Inc. Class A	81,492	232
*	Under Armour Inc. Class A	41,996	212
*	Under Armour Inc. Class C	41,297	204
*	United Parks & Resorts Inc.	4,380	175
	Lennar Corp. Class B	2,090	172
	Papa John's International Inc.	7,342	172
*	Driven Brands Holdings Inc.	13,126	163
*,1	Lucid Group Inc.	28,195	137
*	U-Haul Holding Co. (XNYS)	1,510	102
*	JetBlue Airways Corp.	20,238	93
*,1	Hertz Global Holdings Inc.	28,761	65
			1,859,750
Consumer Staples (3.3%)
	Coca-Cola Co.	878,146	77,865
	Procter & Gamble Co.	526,816	76,452
	PepsiCo Inc.	308,351	43,274
	CVS Health Corp.	290,034	27,237
	McKesson Corp.	27,711	24,533
	Mondelez International Inc. Class A	290,033	18,002
	Colgate-Palmolive Co.	179,694	16,140
*	Monster Beverage Corp.	316,756	14,545
	Cencora Inc.	42,197	13,655
	Corteva Inc.	151,832	12,850
	Cardinal Health Inc.	52,872	12,405
	Keurig Dr Pepper Inc.	292,602	9,322
	Archer-Daniels-Midland Co.	108,365	8,809
	Sysco Corp.	108,059	8,761
	Kenvue Inc.	428,158	8,084
	Kimberly-Clark Corp.	74,612	8,054
	Kroger Co.	125,882	7,243
	Hershey Co.	33,036	5,821
	Church & Dwight Co. Inc.	53,483	5,337
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	49,547	5,195
	General Mills Inc.	120,339	4,958
	Kraft Heinz Co.	193,111	4,957
	Tyson Foods Inc. Class A	62,184	3,429
	McCormick & Co. Inc. (Non-Voting)	57,518	3,119
	J M Smucker Co.	23,604	3,096
	Clorox Co.	27,208	2,658
	Coca-Cola Consolidated Inc.	12,816	2,506
*	Darling Ingredients Inc.	35,372	2,344
*	Sprouts Farmers Market Inc.	21,131	1,734
	Conagra Brands Inc.	107,754	1,726
	Lamb Weston Holdings Inc.	29,786	1,624
	Ingredion Inc.	14,148	1,464
	Hormel Foods Corp.	65,491	1,431
	Primo Brands Corp. Class A	57,965	1,323
*	Celsius Holdings Inc.	38,482	1,210
	Campbell's Co.	44,791	1,061
	Albertsons Cos. Inc. Class A	74,850	924
*	Post Holdings Inc.	9,161	764
*	Freshpet Inc.	10,939	764
	Cal-Maine Foods Inc.	9,604	758
	WD-40 Co.	3,006	644
	Marzetti Co.	4,379	493
	Spectrum Brands Holdings Inc.	5,033	434
	Nomad Foods Ltd.	26,245	305
	J & J Snack Foods Corp.	3,428	302
	Flowers Foods Inc.	42,915	297
	Energizer Holdings Inc.	13,574	296
	Reynolds Consumer Products Inc.	12,531	290
*	BellRing Brands Inc.	26,627	287
*	Simply Good Foods Co.	18,335	210
	National Beverage Corp.	5,266	167
			449,159
Energy (0.1%)
*	First Solar Inc.	22,958	4,635
*	Nextpower Inc. Class A	33,452	2,744
*	Enphase Energy Inc.	28,942	1,054
*	Plug Power Inc.	301,620	652
			9,085
Financials (10.1%)
	JPMorgan Chase & Co.	604,025	215,045
	Bank of America Corp.	1,494,290	92,556
	Goldman Sachs Group Inc.	61,002	62,582
	Morgan Stanley	253,177	54,008
	Citigroup Inc.	384,842	50,653
	Charles Schwab Corp.	369,203	40,546
	S&P Global Inc.	66,787	29,108
	Progressive Corp.	131,987	28,784
	Chubb Ltd.	79,502	26,919
	Bank of New York Mellon Corp.	154,982	24,995
	Blackstone Inc.	168,228	24,097
	CME Group Inc.	81,650	23,311
	PNC Financial Services Group Inc.	90,740	21,744
	US Bancorp	351,599	21,651
	Marsh & McLennan Cos. Inc.	108,951	20,679
	Intercontinental Exchange Inc.	126,959	20,402
*	Robinhood Markets Inc. Class A	173,597	18,195
	Travelers Cos. Inc.	47,905	17,530
	Moody's Corp.	33,905	17,110
	Aon plc Class A	47,016	15,117
	Arthur J Gallagher & Co.	57,612	15,103
	Allstate Corp.	57,936	14,936
	Truist Financial Corp.	281,551	13,959
	Apollo Global Management Inc.	94,854	12,955
	Aflac Inc.	102,838	11,914
	MetLife Inc.	122,059	11,616
	State Street Corp.	60,413	11,562
*	NU Holdings Ltd. Class A	783,593	11,401
	Ameriprise Financial Inc.	20,498	11,338
5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Fifth Third Bancorp	204,420	10,992
	Nasdaq Inc.	100,965	9,956
	Interactive Brokers Group Inc. Class A	98,079	9,542
*	Coinbase Global Inc. Class A	49,618	9,334
	Prudential Financial Inc.	78,601	9,243
	American International Group Inc.	119,260	9,107
	MSCI Inc.	15,894	9,070
	Hartford Insurance Group Inc.	61,838	8,495
	M&T Bank Corp.	33,139	7,753
*	Arch Capital Group Ltd.	78,513	7,700
	Northern Trust Corp.	41,481	7,697
	Huntington Bancshares Inc.	455,061	7,593
	Willis Towers Watson plc	21,324	7,219
	Cboe Global Markets Inc.	23,659	7,102
	Raymond James Financial Inc.	37,940	6,760
	LPL Financial Holdings Inc.	18,076	6,691
	Citizens Financial Group Inc.	95,442	6,573
	Ares Management Corp. Class A	44,465	6,366
	Cincinnati Financial Corp.	34,391	5,843
	Regions Financial Corp.	192,892	5,764
	Credicorp Ltd.	15,341	5,621
	Principal Financial Group Inc.	48,358	5,327
	T. Rowe Price Group Inc.	47,583	5,295
*	SoFi Technologies Inc.	285,226	5,100
*	Markel Group Inc.	2,787	5,025
	Brown & Brown Inc.	66,660	4,811
	Broadridge Financial Solutions Inc.	26,069	4,754
	KeyCorp	209,246	4,522
	First Citizens BancShares Inc. Class A	1,819	3,937
	East West Bancorp Inc.	30,711	3,896
*	Circle Internet Group Inc. Class A	40,542	3,874
	Annaly Capital Management Inc.	165,984	3,804
	Reinsurance Group of America Inc.	14,787	3,638
	W R Berkley Corp.	51,240	3,462
	Everest Group Ltd.	8,944	3,351
	Unum Group	35,753	3,333
	Equitable Holdings Inc.	63,176	3,167
	Assurant Inc.	11,184	3,152
	RenaissanceRe Holdings Ltd.	9,407	3,082
	Globe Life Inc.	17,647	3,047
*	Rocket Cos. Inc. Class A	218,856	2,935
	Tradeweb Markets Inc. Class A	26,195	2,821
	AGNC Investment Corp.	259,257	2,782
	Stifel Financial Corp.	33,689	2,721
	Fidelity National Financial Inc.	57,513	2,671
	Invesco Ltd.	81,295	2,665
	Ally Financial Inc.	62,430	2,635
	First Horizon Corp.	106,968	2,601
	FactSet Research Systems Inc.	8,181	2,565
	SEI Investments Co.	22,977	2,550
	Popular Inc.	14,396	2,421
	Evercore Inc. Class A	8,290	2,375
	UMB Financial Corp.	16,253	2,302
	SouthState Bank Corp.	21,911	2,298
	Wintrust Financial Corp.	14,983	2,253
	Zions Bancorp NA	32,773	2,186
	Cullen/Frost Bankers Inc.	13,321	2,143
	American Financial Group Inc.	14,962	2,133
	Old Republic International Corp.	50,948	2,126
	Affiliated Managers Group Inc.	5,727	2,109
	Voya Financial Inc.	20,771	2,105
	Franklin Templeton Inc.	60,437	2,064
	Primerica Inc.	7,067	2,033
	Old National Bancorp	77,000	1,970
*	Chime Financial Inc. Class A	59,197	1,960
	Jackson Financial Inc. Class A	14,580	1,945
	Columbia Banking System Inc.	65,091	1,929
	Western Alliance Bancorp	23,914	1,868
	Prosperity Bancshares Inc.	26,001	1,861
	Kinsale Capital Group Inc.	4,940	1,847
6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Blue Owl Capital Inc. Class A	148,675	1,820
	Jefferies Financial Group Inc.	34,542	1,818
	Corebridge Financial Inc.	55,497	1,806
	Hanover Insurance Group Inc.	7,853	1,776
	TPG Inc. Class A	32,783	1,774
	Commerce Bancshares Inc.	30,592	1,765
	Lincoln National Corp.	38,828	1,654
*	StoneX Group Inc.	24,133	1,653
	Houlihan Lokey Inc. Class A	12,315	1,641
	Axis Capital Holdings Ltd.	16,564	1,636
	OneMain Holdings Inc.	26,046	1,627
	First American Financial Corp.	21,964	1,624
	XP Inc. Class A	88,656	1,616
*	Oscar Health Inc. Class A	53,161	1,593
*	Riot Platforms Inc.	78,697	1,495
	Valley National Bancorp	107,680	1,469
	United Bankshares Inc.	30,846	1,454
	FNB Corp.	79,282	1,445
	MGIC Investment Corp.	46,844	1,436
	Hancock Whitney Corp.	18,245	1,359
	Essent Group Ltd.	20,122	1,359
	Glacier Bancorp Inc.	29,220	1,353
	MarketAxess Holdings Inc.	7,895	1,284
	Atlantic Union Bankshares Corp.	31,782	1,282
	Rithm Capital Corp.	125,117	1,255
	Starwood Property Trust Inc.	79,048	1,241
	Selective Insurance Group Inc.	13,431	1,226
	Ameris Bancorp	14,556	1,226
	Home BancShares Inc.	41,596	1,225
	Virtu Financial Inc. Class A	18,668	1,225
	RLI Corp.	18,469	1,172
	Piper Sandler Cos.	15,526	1,165
	White Mountains Insurance Group Ltd.	547	1,150
	Bank OZK	23,186	1,138
	Moelis & Co. Class A	16,635	1,132
	CNO Financial Group Inc.	20,584	1,128
	Victory Capital Holdings Inc. Class A	9,504	1,122
	SLM Corp.	42,015	1,091
	Radian Group Inc.	30,095	1,079
	Eastern Bankshares Inc.	48,577	1,067
	Ryan Specialty Holdings Inc. Class A	25,040	1,056
*	Galaxy Digital Inc. Class A	42,204	1,038
	Fulton Financial Corp.	43,074	1,011
	BGC Group Inc. Class A	83,051	997
	ServisFirst Bancshares Inc.	23,036	991
	PJT Partners Inc. Class A	5,458	985
	Associated Banc-Corp	31,913	977
	First Financial Bankshares Inc.	29,399	977
	Hamilton Lane Inc. Class A	8,875	966
	First Bancorp	34,344	958
	Bread Financial Holdings Inc.	9,026	943
	Texas Capital Bancshares Inc.	9,620	935
	United Community Banks Inc.	26,850	935
*	MARA Holdings Inc.	85,146	917
	Lazard Inc.	21,061	910
	Flagstar Bank NA	68,104	906
	WSFS Financial Corp.	11,642	902
	StepStone Group Inc. Class A	17,113	894
	Independent Bank Corp.	10,874	883
	Cathay General Bancorp	14,351	878
	Renasant Corp.	20,948	857
	International Bancshares Corp.	12,182	855
	WesBanco Inc.	21,130	845
*	Genworth Financial Inc. Class A	84,862	844
	CVB Financial Corp.	37,954	841
*	Lemonade Inc.	15,858	828
	Palomar Holdings Inc.	5,828	773
	First Financial Bancorp	23,350	762
	BankUnited Inc.	16,592	757
*	NMI Holdings Inc. Class A	16,902	750
7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	First Interstate BancSystem Inc. Class A	20,348	749
	Seacoast Banking Corp. of Florida	21,853	742
	Community Financial System Inc.	11,744	737
	Park National Corp.	3,761	734
	WisdomTree Inc.	30,219	727
	Towne Bank	19,613	726
	Simmons First National Corp. Class A	32,065	724
*,1	Freedom Holding Corp.	4,095	717
	Assured Guaranty Ltd.	9,412	703
	First Hawaiian Inc.	27,167	696
	Columbia Financial Inc.	59,118	687
*	Brighthouse Financial Inc.	12,797	678
	Provident Financial Services Inc.	28,968	678
	Bank of Hawaii Corp.	8,849	672
	Artisan Partners Asset Management Inc. Class A	14,173	603
	WaFd Inc.	16,516	591
	NBT Bancorp Inc.	11,492	591
	Beacon Financial Corp.	18,887	586
	BOK Financial Corp.	4,285	583
	Trustmark Corp.	12,565	577
	First Merchants Corp.	13,909	577
*	SiriusPoint Ltd.	23,564	570
*	Upstart Holdings Inc.	18,892	542
	Bank of NT Butterfield & Son Ltd.	9,002	530
	BancFirst Corp.	4,807	525
	Banner Corp.	7,490	525
	Cohen & Steers Inc.	6,307	509
*	Credit Acceptance Corp.	828	497
	Northwest Bancshares Inc.	32,417	496
	Blackstone Mortgage Trust Inc. Class A	35,465	493
	PennyMac Financial Services Inc.	6,547	479
	First Commonwealth Financial Corp.	22,944	475
	Stock Yards Bancorp Inc.	5,915	469
	ARMOUR Residential REIT Inc.	28,256	458
	Horace Mann Educators Corp.	8,960	456
	City Holding Co.	3,168	453
	Nelnet Inc. Class A	3,316	415
	S&T Bancorp Inc.	8,199	406
	Hope Bancorp Inc.	27,947	385
	Kemper Corp.	13,115	370
	Intercorp Financial Services Inc.	6,766	370
*	Triumph Financial Inc.	5,068	361
	1st Source Corp.	4,066	348
	Hilltop Holdings Inc.	8,949	341
	Live Oak Bancshares Inc.	8,086	319
	Walker & Dunlop Inc.	7,528	305
	Enact Holdings Inc.	6,222	300
	Ladder Capital Corp.	25,100	246
	CNA Financial Corp.	4,563	222
*	Trupanion Inc.	7,522	219
[1]	Arbor Realty Trust Inc.	41,808	209
	TFS Financial Corp.	11,639	203
	F&G Annuities & Life Inc.	7,893	188
	Navient Corp.	13,673	130
			1,360,132
Health Care (10.0%)
	Eli Lilly & Co.	180,350	208,616
	AbbVie Inc.	400,004	102,569
	Merck & Co. Inc.	558,936	82,588
	UnitedHealth Group Inc.	203,985	79,434
	Amgen Inc.	121,939	52,419
	Thermo Fisher Scientific Inc.	83,998	51,835
	Abbott Laboratories	391,513	43,207
	Gilead Sciences Inc.	280,669	41,073
	Pfizer Inc.	1,286,423	36,612
*	Vertex Pharmaceuticals Inc.	57,423	31,268
	Bristol-Myers Squibb Co.	461,380	30,825
	Danaher Corp.	142,761	30,488
*	Intuitive Surgical Inc.	79,643	30,014
8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Medtronic plc	289,810	26,271
	Stryker Corp.	78,140	25,302
	Elevance Health Inc.	47,606	18,687
	Regeneron Pharmaceuticals Inc.	22,830	18,243
	Cigna Group	58,989	16,286
*	Boston Scientific Corp.	335,008	16,181
	HCA Healthcare Inc.	33,731	13,980
	Becton Dickinson & Co.	64,222	12,081
*	Edwards Lifesciences Corp.	128,765	11,685
*	Moderna Inc.	82,194	11,535
	Humana Inc.	27,131	10,397
*	IDEXX Laboratories Inc.	17,847	9,935
*	Natera Inc.	30,845	9,931
*	IQVIA Holdings Inc.	37,581	9,816
	Agilent Technologies Inc.	63,803	9,798
*	Veeva Systems Inc. Class A	33,727	9,635
*	Waters Corp.	22,196	9,203
*	Dexcom Inc.	86,662	7,891
	ResMed Inc.	32,830	7,882
*	Illumina Inc.	34,315	7,331
	Zoetis Inc.	95,059	7,329
	GE HealthCare Technologies Inc.	102,603	7,308
*	Alnylam Pharmaceuticals Inc.	30,138	7,254
*	Biogen Inc.	33,307	7,216
*	Centene Corp.	111,457	7,171
	Labcorp Holdings Inc.	18,527	6,163
	Quest Diagnostics Inc.	24,954	5,996
*	Insmed Inc.	48,465	5,904
	Royalty Pharma plc Class A	93,504	5,742
	West Pharmaceutical Services Inc.	15,795	5,388
	STERIS plc	22,107	5,143
*	Tenet Healthcare Corp.	19,292	5,130
*	United Therapeutics Corp.	9,363	4,779
*	Incyte Corp.	37,447	4,614
*	Guardant Health Inc.	28,762	4,574
	Zimmer Biomet Holdings Inc.	43,738	4,376
	Viatris Inc.	262,505	4,334
*	Roivant Sciences Ltd.	110,663	3,833
*	Neurocrine Biosciences Inc.	22,357	3,444
*	Jazz Pharmaceuticals plc	13,481	3,379
	Revvity Inc.	25,199	3,242
*	Charles River Laboratories International Inc.	11,097	3,199
*	Medpace Holdings Inc.	5,218	3,099
*	Cooper Cos. Inc.	43,911	3,078
*	Exelixis Inc.	56,234	3,073
*	Solventum Corp.	33,391	3,041
	Baxter International Inc.	115,903	3,013
*	Bridgebio Pharma Inc.	38,215	2,927
*	ICON plc	17,195	2,837
*	BioMarin Pharmaceutical Inc.	43,312	2,825
*	Halozyme Therapeutics Inc.	26,528	2,825
*	Penumbra Inc.	8,605	2,780
*	Elanco Animal Health Inc.	111,693	2,672
	Encompass Health Corp.	22,222	2,671
	Bio-Techne Corp.	35,315	2,554
*	Arrowhead Pharmaceuticals Inc.	30,510	2,514
*	Corcept Therapeutics Inc.	21,406	2,426
*	Align Technology Inc.	15,107	2,414
*	Insulet Corp.	15,629	2,323
*	Molina Healthcare Inc.	11,625	2,311
*	Glaukos Corp.	12,715	2,283
*	Ionis Pharmaceuticals Inc.	37,149	2,242
	Ensign Group Inc.	12,770	2,200
*	Madrigal Pharmaceuticals Inc.	4,046	2,185
*	Repligen Corp.	12,021	2,176
*	Avantor Inc.	149,170	2,169
*	BrightSpring Health Services Inc.	36,008	2,103
*	Krystal Biotech Inc.	5,770	2,073
*	Cytokinetics Inc.	29,153	2,067
*	Globus Medical Inc. Class A	25,263	2,056
9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Protagonist Therapeutics Inc.	13,571	2,005
*	Henry Schein Inc.	22,263	1,999
*	Twist Bioscience Corp.	14,383	1,999
	Universal Health Services Inc. Class B	11,501	1,959
*	Praxis Precision Medicines Inc.	5,548	1,943
*	Crinetics Pharmaceuticals Inc.	22,825	1,939
*	Axsome Therapeutics Inc.	9,745	1,935
*	HealthEquity Inc.	18,697	1,805
*	Vaxcyte Inc.	29,019	1,763
*	TG Therapeutics Inc.	32,131	1,745
*	Alkermes plc	36,942	1,736
*	Kymera Therapeutics Inc.	13,825	1,643
*	10X Genomics Inc. Class A	26,261	1,640
*	Bio-Rad Laboratories Inc. Class A	4,100	1,583
*	Tempus AI Inc. Class A	24,277	1,531
	Chemed Corp.	2,937	1,523
*	Lantheus Holdings Inc.	14,409	1,455
	Bruker Corp.	25,052	1,453
	Teleflex Inc.	9,987	1,419
*	Hims & Hers Health Inc.	47,623	1,409
*	Scholar Rock Holding Corp.	24,679	1,402
*	Xenon Pharmaceuticals Inc.	21,617	1,302
*	Rhythm Pharmaceuticals Inc.	12,164	1,291
*	Cogent Biosciences Inc.	36,788	1,288
*	DaVita Inc.	7,277	1,281
*	PTC Therapeutics Inc.	18,260	1,270
*	Ligand Pharmaceuticals Inc.	4,429	1,258
*	Merit Medical Systems Inc.	13,240	1,200
*	RadNet Inc.	15,746	1,194
*	Sotera Health Co.	62,765	1,186
*	CRISPR Therapeutics AG	20,609	1,174
*	Haemonetics Corp.	10,367	1,069
*	Envista Holdings Corp.	36,429	989
*	LivaNova plc	12,370	987
*	Integer Holdings Corp.	7,549	946
*	ICU Medical Inc.	5,432	939
*	Indivior Pharmaceuticals Inc.	26,428	923
*	IRhythm Holdings Inc.	7,295	868
*	Viking Therapeutics Inc.	25,542	837
*	Option Care Health Inc.	35,137	824
	Organon & Co.	59,335	816
*	ACADIA Pharmaceuticals Inc.	28,120	813
*	Doximity Inc. Class A	29,354	784
*	Immunovant Inc.	18,922	772
*	Veracyte Inc.	17,846	771
*	Denali Therapeutics Inc.	32,349	769
*	Caris Life Sciences Inc.	28,036	715
*	TransMedics Group Inc.	7,609	646
*	Waystar Holding Corp.	24,679	646
*	Beam Therapeutics Inc.	21,835	643
*	Alignment Healthcare Inc.	44,996	603
*	Supernus Pharmaceuticals Inc.	12,360	546
*	Privia Health Group Inc.	26,596	545
*	Prestige Consumer Healthcare Inc.	10,494	543
*	Ultragenyx Pharmaceutical Inc.	21,498	542
*	AtriCure Inc.	11,156	539
*	LifeStance Health Group Inc.	42,443	525
	DENTSPLY SIRONA Inc.	45,319	506
*	BioCryst Pharmaceuticals Inc.	51,624	501
*	Sarepta Therapeutics Inc.	23,052	485
*	ADMA Biologics Inc.	50,502	474
	Perrigo Co. plc	31,620	463
*	CorVel Corp.	6,485	447
*	Agios Pharmaceuticals Inc.	13,097	441
*	PACS Group Inc.	10,316	436
*	Novocure Ltd.	23,690	418
*	Summit Therapeutics Inc.	30,667	418
*	Inspire Medical Systems Inc.	6,436	405
*	Harmony Biosciences Holdings Inc.	10,061	396
*	Progyny Inc.	15,143	388
10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Recursion Pharmaceuticals Inc. Class A	113,259	385
*	Omnicell Inc.	10,038	353
*	Innoviva Inc.	16,651	346
	CONMED Corp.	6,847	341
*	Tandem Diabetes Care Inc.	15,253	336
*	Enovis Corp.	12,754	314
*	Azenta Inc.	9,411	307
*	Procept Biorobotics Corp.	12,444	264
*	Surgery Partners Inc.	17,991	250
*	QuidelOrtho Corp.	15,605	225
*	Certara Inc.	25,002	207
*	AdaptHealth Corp. Class A	22,848	128
*	Atrium Therapeutics Inc.	3,329	44
			1,346,681
Industrials (7.5%)
	Visa Inc. Class A	373,019	141,512
	Mastercard Inc. Class A	182,505	107,552
	American Express Co.	119,925	39,596
	Deere & Co.	55,779	36,530
	Capital One Financial Corp.	140,824	30,208
	Accenture plc Class A	138,666	26,313
	Automatic Data Processing Inc.	90,575	25,919
	Trane Technologies plc	49,904	22,177
	Johnson Controls International plc	138,301	19,119
	Illinois Tool Works Inc.	64,995	17,898
	United Parcel Service Inc. Class B	168,733	17,587
	FedEx Corp.	49,471	16,197
	Cintas Corp.	77,055	15,549
	United Rentals Inc.	14,093	14,629
	PACCAR Inc.	116,721	14,489
	CRH plc	151,035	14,241
*	Bloom Energy Corp. Class A	60,746	12,532
*	Keysight Technologies Inc.	38,574	12,448
	Comfort Systems USA Inc.	7,874	12,170
	Carrier Global Corp.	176,406	10,270
*	Axon Enterprise Inc.	17,463	9,894
	Ferguson Enterprises Inc.	43,242	9,708
*	Block Inc. Class A	117,595	9,645
	Paychex Inc.	72,723	9,261
	Old Dominion Freight Line Inc.	42,168	8,432
	Vulcan Materials Co.	29,258	7,887
*	Rocket Lab Corp.	121,423	7,761
	Ingersoll Rand Inc.	88,404	6,812
	PayPal Holdings Inc.	123,605	6,510
*	Mettler-Toledo International Inc.	4,568	6,419
*	Fiserv Inc.	119,789	6,386
	Otis Worldwide Corp.	86,778	6,173
*	Fair Isaac Corp.	5,107	5,859
	Dover Corp.	30,103	5,847
	Synchrony Financial	75,844	5,846
*	Corpay Inc.	14,398	5,821
	Verisk Analytics Inc.	29,569	5,730
	Expeditors International of Washington Inc.	29,917	5,674
	Smurfit Westrock plc	118,046	5,536
	nVent Electric plc	36,306	5,473
	Veralto Corp.	55,460	5,467
	AerCap Holdings NV	36,138	5,274
	Equifax Inc.	26,772	5,064
*	XPO Inc.	25,730	4,991
	Fidelity National Information Services Inc.	116,874	4,765
	Global Payments Inc.	51,953	4,730
*	Affirm Holdings Inc. Class A	63,274	4,711
	Packaging Corp. of America	19,593	4,584
	JB Hunt Transport Services Inc.	16,984	4,509
	Snap-on Inc.	11,450	4,423
	DuPont de Nemours Inc.	30,872	4,155
	Fortive Corp.	68,725	4,044
	CH Robinson Worldwide Inc.	26,608	3,982
	MKS Inc.	15,152	3,883
11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Nordson Corp.	11,918	3,834
*	Zebra Technologies Corp. Class A	10,828	3,828
	Ball Corp.	60,062	3,782
	TransUnion	43,494	3,693
	Stanley Black & Decker Inc.	35,092	3,382
*	Fedex Freight Holding Co. Inc.	24,736	3,308
	Masco Corp.	45,583	3,289
*	Sterling Infrastructure Inc.	6,784	3,189
	Carlisle Cos. Inc.	9,063	3,141
*	Trimble Inc.	52,246	3,132
	Allegion plc	19,219	2,984
	RPM International Inc.	28,523	2,969
	Crown Holdings Inc.	25,175	2,930
	Graco Inc.	37,293	2,888
*	QXO Inc.	216,921	2,881
	Jack Henry & Associates Inc.	16,251	2,729
	Lennox International Inc.	7,114	2,722
	Applied Industrial Technologies Inc.	8,308	2,692
	Owens Corning	17,988	2,485
	Knight-Swift Transportation Holdings Inc. Class A	35,706	2,446
	Watsco Inc.	7,894	2,446
*	Generac Holdings Inc.	13,067	2,422
	Donaldson Co. Inc.	26,088	2,371
	CNH Industrial NV	196,686	2,327
	Littelfuse Inc.	5,623	2,318
	Cognex Corp.	37,677	2,297
	Acuity Inc.	6,826	2,265
	Watts Water Technologies Inc. Class A	6,158	2,252
	Advanced Drainage Systems Inc.	16,424	2,229
	Pentair plc	36,204	2,189
*	SPX Technologies Inc.	10,983	2,161
*	Saia Inc.	6,016	2,136
	Toro Co.	21,560	2,109
*	Modine Manufacturing Co.	11,732	2,093
	Ryder System Inc.	8,483	2,074
	Valmont Industries Inc.	4,281	2,011
*	Dycom Industries Inc.	6,703	1,952
	AptarGroup Inc.	14,297	1,882
*	Core & Main Inc. Class A	42,326	1,818
*	Axalta Coating Systems Ltd.	48,082	1,751
	Simpson Manufacturing Co. Inc.	9,282	1,695
	Armstrong World Industries Inc.	9,560	1,650
	Terex Corp.	25,377	1,612
	AGCO Corp.	13,490	1,596
	Zurn Elkay Water Solutions Corp.	33,341	1,594
	Arcosa Inc.	10,931	1,588
	Federal Signal Corp.	13,445	1,573
*	Paylocity Holding Corp.	9,811	1,572
*	Builders FirstSource Inc.	23,665	1,571
	Ralliant Corp.	25,354	1,565
	MSA Safety Inc.	8,225	1,536
*	Aurora Innovation Inc. Class A	272,051	1,532
	EnerSys	8,188	1,505
	A O Smith Corp.	25,252	1,493
*	WEX Inc.	7,731	1,473
*	Mohawk Industries Inc.	11,309	1,450
*	Gates Industrial Corp. Ltd.	56,430	1,443
	Landstar System Inc.	7,630	1,378
	JBT Marel Corp.	11,703	1,368
	Eagle Materials Inc.	7,030	1,366
	Sensata Technologies Holding plc	32,610	1,338
	Genpact Ltd.	35,054	1,331
*	Everus Construction Group Inc.	11,493	1,323
	UL Solutions Inc. Class A	17,332	1,292
	Installed Building Products Inc.	5,273	1,280
*	ExlService Holdings Inc.	33,406	1,272
*	Planet Labs PBC Class A	63,061	1,252
*	GXO Logistics Inc.	25,772	1,230
	Sonoco Products Co.	22,088	1,218
	MSC Industrial Direct Co. Inc. Class A	10,214	1,214
12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	ACI Worldwide Inc.	22,654	1,207
*	IES Holdings Inc.	3,948	1,196
	Granite Construction Inc.	9,864	1,189
	AAON Inc.	15,389	1,169
	Fortune Brands Innovations Inc.	26,182	1,161
*	Construction Partners Inc. Class A	10,627	1,129
	Herc Holdings Inc.	7,388	1,125
*	Remitly Global Inc.	41,860	1,119
	Brunswick Corp.	14,572	1,106
*	Middleby Corp.	9,777	1,084
*	Trex Co. Inc.	23,261	1,060
	Vontier Corp.	31,631	1,019
	Louisiana-Pacific Corp.	14,364	1,013
*	FTI Consulting Inc.	6,700	1,009
	Brink's Co.	9,206	1,003
	Robert Half Inc.	22,120	1,003
	Korn Ferry	11,606	993
	Belden Inc.	8,663	992
*	BILL Holdings Inc.	19,603	965
*	Itron Inc.	9,825	953
	ADT Inc.	127,286	941
	AZZ Inc.	6,660	913
	UniFirst Corp.	3,240	896
	Badger Meter Inc.	6,558	888
	Franklin Electric Co. Inc.	8,394	840
	Silgan Holdings Inc.	20,039	832
	Griffon Corp.	8,524	830
	WillScot Holdings Corp.	39,853	825
*	Knife River Corp.	12,810	803
	Kadant Inc.	2,650	793
*	RXO Inc.	36,947	785
*	Versigent plc	15,913	754
*	NCR Atleos Corp.	16,397	753
	Graphic Packaging Holding Co.	66,247	742
	ZIM Integrated Shipping Services Ltd.	26,887	737
*	OSI Systems Inc.	3,513	730
	Atkore Inc.	7,622	714
	Maximus Inc.	12,035	695
	ArcBest Corp.	4,936	681
	HB Fuller Co.	12,304	676
*	Hayward Holdings Inc.	47,273	664
	ManpowerGroup Inc.	10,421	656
	Boise Cascade Co.	7,990	623
	McGrath RentCorp	5,427	610
	ABM Industries Inc.	12,987	606
*	CBIZ Inc.	11,032	601
*	Huron Consulting Group Inc.	3,677	588
*	Resideo Technologies Inc.	30,322	587
*	Euronet Worldwide Inc.	7,951	553
	Crane NXT Co.	11,257	550
*,1	Shift4 Payments Inc. Class A	12,618	533
	Hub Group Inc. Class A	13,277	529
	Werner Enterprises Inc.	13,339	523
*	Flywire Corp.	26,793	506
	Western Union Co.	70,054	502
	StoneCo Ltd. Class A	51,084	496
*	Midera Food Processing Inc.	9,786	459
	Greif Inc. Class A	5,456	451
*	Sezzle Inc.	3,635	438
	TriNet Group Inc.	6,211	437
	Insperity Inc.	8,103	432
*	Payoneer Global Inc.	58,634	417
	EVERTEC Inc.	13,851	410
	Schneider National Inc. Class B	11,676	403
*	Joby Aviation Inc.	55,948	383
*	Masterbrand Inc.	44,957	371
	Matson Inc.	1,506	339
	Pagseguro Digital Ltd. Class A	36,988	334
*	Cimpress plc	3,738	333
*	ADI Global Distribution Inc.	15,207	333
13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Marqeta Inc. Class A	19,388	318
	Greenbrier Cos. Inc.	6,749	304
*	Gibraltar Industries Inc.	6,690	301
*	Everforth Inc.	9,157	297
	Dlocal Ltd. Class A	19,826	294
	United States Lime & Minerals Inc.	2,426	287
	Tennant Co.	3,941	274
	Lindsay Corp.	2,309	265
*	O-I Glass Inc.	34,349	250
*	Upwork Inc.	26,480	239
	TriMas Corp.	6,128	238
	Tecnoglass Holdings Inc.	5,674	225
*	Legalzoom.com Inc.	26,320	164
	Ardagh Metal Packaging SA	30,648	156
*,1	Enovix Corp.	44,677	151
*	Verra Mobility Corp. Class A	33,730	149
			1,016,811
Real Estate (2.5%)
	Welltower Inc.	159,780	37,746
	Prologis Inc.	213,953	29,936
	Equinix Inc.	22,250	23,290
	American Tower Corp.	105,284	18,498
	Simon Property Group Inc.	72,211	15,332
	Digital Realty Trust Inc.	81,780	15,178
	Realty Income Corp.	210,906	12,924
	Public Storage	37,957	11,652
	Vivmark Residential	171,817	11,192
	Ventas Inc.	109,471	9,980
*	CBRE Group Inc. Class A	65,941	9,615
	Iron Mountain Inc.	66,775	7,703
	Crown Castle Inc.	98,579	7,506
	Extra Space Storage Inc.	47,352	6,681
	SBA Communications Corp.	23,804	4,515
	Essex Property Trust Inc.	14,461	4,092
	Invitation Homes Inc.	133,815	3,899
*	Jones Lang LaSalle Inc.	10,392	3,802
	Kimco Realty Corp.	149,351	3,541
	WP Carey Inc.	49,942	3,494
	Mid-America Apartment Communities Inc.	26,137	3,368
	Host Hotels & Resorts Inc.	153,364	3,363
	Sun Communities Inc.	27,564	3,347
	Healthpeak Properties Inc.	156,744	3,263
	Regency Centers Corp.	41,197	3,080
	Omega Healthcare Investors Inc.	67,334	3,079
*	CoStar Group Inc.	91,222	2,925
	Lamar Advertising Co. Class A	19,271	2,872
	Equity LifeStyle Properties Inc.	43,606	2,767
	UDR Inc.	73,286	2,708
	American Homes 4 Rent Class A	75,767	2,523
	BXP Inc.	35,809	2,435
	EastGroup Properties Inc.	12,050	2,404
	American Healthcare REIT Inc.	43,178	2,384
	Camden Property Trust	22,244	2,353
	Federal Realty Investment Trust	19,343	2,244
	CubeSmart	51,176	2,033
	Brixmor Property Group Inc.	68,850	1,989
	Alexandria Real Estate Equities Inc.	38,752	1,988
	CareTrust REIT Inc.	50,023	1,948
	Agree Realty Corp.	26,741	1,932
	NNN REIT Inc.	42,732	1,931
	Rexford Industrial Realty Inc.	50,860	1,884
	Ryman Hospitality Properties Inc.	14,635	1,855
	First Industrial Realty Trust Inc.	29,798	1,844
*	Compass Inc. Class A	158,492	1,674
	STAG Industrial Inc.	43,235	1,611
	Terreno Realty Corp.	23,599	1,562
	Macerich Co.	62,944	1,487
	Vornado Realty Trust	39,533	1,478
	Essential Properties Realty Trust Inc.	48,697	1,461
14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc. Class A	75,579	1,439
	Rayonier Inc.	67,705	1,388
*	Zillow Group Inc. Class C	36,781	1,286
	Kite Realty Group Trust	45,342	1,170
	Sabra Health Care REIT Inc.	56,287	1,148
	HA Sustainable Infrastructure Capital Inc.	28,406	1,123
	Phillips Edison & Co. Inc.	28,178	1,089
	Cousins Properties Inc.	36,738	1,065
	Millrose Properties Inc.	34,608	1,053
	Outfront Media Inc.	35,549	1,044
	EPR Properties	16,929	994
	Americold Realty Trust Inc.	64,627	966
	Tanger Inc.	25,190	950
	Kilroy Realty Corp.	26,011	944
	COPT Defense Properties	25,650	923
	SL Green Realty Corp.	15,964	894
	Broadstone Net Lease Inc.	42,778	892
	Independence Realty Trust Inc.	52,797	854
	LXP Industrial Trust	12,933	785
	Apple Hospitality REIT Inc.	48,281	770
	National Health Investors Inc.	10,710	762
	Highwoods Properties Inc.	24,676	755
	Curbline Properties Corp.	21,947	655
	Park Hotels & Resorts Inc.	41,454	634
	DigitalBridge Group Inc.	39,615	630
	Acadia Realty Trust	30,255	619
	Lineage Inc.	15,695	616
	Four Corners Property Trust Inc.	24,673	614
	Urban Edge Properties	28,678	607
	St. Joe Co.	8,646	572
	DiamondRock Hospitality Co.	46,162	568
	Newmark Group Inc. Class A	35,064	534
	Sunstone Hotel Investors Inc.	40,839	456
	Pebblebrook Hotel Trust	25,015	453
*	Howard Hughes Holdings Inc.	7,044	452
	LTC Properties Inc.	11,031	445
	Medical Properties Trust Inc.	111,368	442
	Douglas Emmett Inc.	36,852	426
	Getty Realty Corp.	12,928	419
	Global Net Lease Inc.	42,904	394
	Xenia Hotels & Resorts Inc.	20,887	392
	Innovative Industrial Properties Inc.	6,387	364
*	Zillow Group Inc. Class A	8,709	312
	AGNT Inc.	21,501	89
			345,355
Technology (48.1%)
	NVIDIA Corp.	5,270,249	1,163,566
	Apple Inc.	3,266,603	1,035,023
	Microsoft Corp.	1,678,533	851,503
	Alphabet Inc. Class A	1,316,467	446,743
	Broadcom Inc.	1,051,098	389,264
	Alphabet Inc. Class C	1,074,238	360,310
	Meta Platforms Inc. Class A	496,659	284,258
	Micron Technology Inc.	254,693	244,182
*	Advanced Micro Devices Inc.	367,506	172,992
*	Intel Corp.	1,032,239	92,396
	Lam Research Corp.	282,364	85,130
	Applied Materials Inc.	179,113	82,104
*	Palo Alto Networks Inc.	182,217	69,631
	Oracle Corp.	387,261	57,748
	Texas Instruments Inc.	205,435	53,600
*	Crowdstrike Holdings Inc. Class A	226,793	52,389
	KLA Corp.	295,508	51,847
*	Sandisk Corp.	32,878	51,510
	Salesforce Inc.	179,353	46,191
	Seagate Technology Holdings plc	50,655	41,962
	Marvell Technology Inc.	197,116	41,722
	QUALCOMM Inc.	238,331	40,631
	Western Digital Corp.	76,373	34,410
15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	ServiceNow Inc.	231,853	34,312
	Dell Technologies Inc. Class C	67,963	30,992
*	Adobe Inc.	91,282	26,726
	Corning Inc.	178,660	26,572
*	Snowflake Inc. Class A	75,670	25,079
*	Fortinet Inc.	136,930	23,405
	Vertiv Holdings Co. Class A	86,674	22,424
	Intuit Inc.	61,118	21,960
*	Cloudflare Inc. Class A	71,398	21,784
*	Cadence Design Systems Inc.	62,298	21,105
*	DoorDash Inc. Class A	84,677	19,623
*	Synopsys Inc.	42,077	18,497
*	Datadog Inc. Class A	74,237	17,597
*	AppLovin Corp. Class A	54,213	16,918
	Hewlett Packard Enterprise Co.	299,180	15,629
	Monolithic Power Systems Inc.	10,676	13,535
	NXP Semiconductors NV	57,109	12,829
	Teradyne Inc.	35,383	12,378
*	Autodesk Inc.	47,701	12,332
*	Strategy Inc.	73,964	9,833
	Roper Technologies Inc.	23,099	9,809
*	Workday Inc. Class A	46,424	9,166
*	Flex Ltd.	82,731	9,038
	Microchip Technology Inc.	119,998	8,814
*	Credo Technology Group Holding Ltd.	37,230	8,421
	NetApp Inc.	44,456	8,237
*	MongoDB Inc.	17,587	7,973
*	Twilio Inc. Class A	33,413	7,873
*	Atlassian Corp. Class A	38,136	7,405
	Jabil Inc.	23,553	7,190
	Cognizant Technology Solutions Corp. Class A	107,179	6,922
*	Okta Inc.	38,064	6,587
*	ON Semiconductor Corp.	88,755	6,576
*	Everpure Inc. Class A	70,462	6,549
	HP Inc.	206,453	6,198
*	Zoom Communications Inc.	60,074	5,808
	VeriSign Inc.	18,422	5,311
*	F5 Inc.	12,774	5,201
*	Super Micro Computer Inc.	125,952	4,695
	Entegris Inc.	34,335	4,645
*	Reddit Inc. Class A	30,166	4,459
*	Zscaler Inc.	23,600	4,446
	CDW Corp.	28,866	4,376
	TD SYNNEX Corp.	17,303	4,375
*	PTC Inc.	26,859	4,183
*	Nutanix Inc. Class A	58,574	4,016
*	Guidewire Software Inc.	19,089	3,908
	SS&C Technologies Holdings Inc.	46,863	3,888
	Gen Digital Inc.	121,770	3,775
*	Toast Inc. Class A	107,666	3,670
*	Dynatrace Inc.	66,875	3,651
*	Lattice Semiconductor Corp.	30,746	3,546
*	Akamai Technologies Inc.	32,567	3,537
*	Tyler Technologies Inc.	9,478	3,528
*	Unity Software Inc.	81,496	3,431
*,1	IonQ Inc.	87,021	3,421
*	Fabrinet	8,087	3,339
*	Rubrik Inc. Class A	35,046	3,261
	BitMine Immersion Technologies Inc.	128,428	3,252
*	Samsara Inc. Class A	77,671	3,173
*	Onto Innovation Inc.	11,190	2,990
*	Manhattan Associates Inc.	13,222	2,951
*	HubSpot Inc.	11,210	2,930
*	Gartner Inc.	14,733	2,919
*	GoDaddy Inc. Class A	29,759	2,913
*	Docusign Inc.	43,727	2,898
*	SiTime Corp.	5,023	2,840
*	Semtech Corp.	20,945	2,785
*,1	IREN Ltd.	73,589	2,731
*	Check Point Software Technologies Ltd.	17,953	2,494
16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	JFrog Ltd.	24,066	2,408
*	Pinterest Inc. Class A	110,403	2,397
	Advanced Energy Industries Inc.	8,528	2,361
*	Arrow Electronics Inc.	11,493	2,350
	Skyworks Solutions Inc.	33,970	2,276
	Paycom Software Inc.	9,240	2,209
	Match Group Inc.	52,412	2,131
*	Rambus Inc.	24,290	2,106
*	DigitalOcean Holdings Inc.	18,342	2,030
*	Elastic NV	20,518	2,002
*	Qorvo Inc.	18,992	1,825
*	FormFactor Inc.	17,543	1,765
*	Maplebear Inc.	34,559	1,746
*	Procore Technologies Inc.	27,551	1,728
*	UiPath Inc. Class A	89,831	1,677
	Avnet Inc.	18,297	1,639
*	SentinelOne Inc. Class A	72,301	1,598
*	Silicon Laboratories Inc.	7,287	1,596
*	Zeta Global Holdings Corp. Class A	50,064	1,550
	Amdocs Ltd.	23,828	1,503
*	Gitlab Inc. Class A	32,299	1,503
*	Qualys Inc.	8,022	1,493
*	Applied Digital Corp.	57,602	1,464
*	D-Wave Quantum Inc.	81,404	1,400
*	Commvault Systems Inc.	9,861	1,356
	Mobility Global Inc.	66,787	1,356
*	EPAM Systems Inc.	11,502	1,355
	Amkor Technology Inc.	28,210	1,334
*	ServiceTitan Inc. Class A	13,521	1,326
	GLOBALFOUNDRIES Inc.	28,501	1,274
*	Cirrus Logic Inc.	11,480	1,257
*	Terawulf Inc.	81,690	1,236
*	Appfolio Inc. Class A	5,142	1,204
*	Dropbox Inc. Class A	34,137	1,201
*	Novanta Inc.	7,983	1,167
*	Cipher Digital Inc.	74,885	1,161
*,1	Rigetti Computing Inc.	73,895	1,157
	RingCentral Inc. Class A	16,606	1,156
*	MaxLinear Inc. Class A	19,092	1,144
*	Core Scientific Inc.	69,209	1,128
*	Impinj Inc.	6,443	1,123
*	Varonis Systems Inc.	25,156	1,101
*	Box Inc. Class A	30,232	1,082
*,1	Wix.com Ltd.	11,945	1,054
*	Allegro MicroSystems Inc.	28,014	1,016
*	Monday.com Ltd.	9,950	1,006
*	Insight Enterprises Inc.	6,340	996
*	Tenable Holdings Inc.	25,299	965
	Clear Secure Inc. Class A	21,042	929
	Vishay Intertechnology Inc.	30,473	927
*	Workiva Inc. Class A	11,544	924
*	CCC Intelligent Solutions Holdings Inc.	123,618	922
*	Diodes Inc.	10,137	920
	Kulicke & Soffa Industries Inc.	11,425	915
*	Q2 Holdings Inc.	13,976	909
*	Global-e Online Ltd.	23,689	885
*	Synaptics Inc.	8,586	830
	Dolby Laboratories Inc. Class A	13,432	827
	Universal Display Corp.	9,714	808
*	Axcelis Technologies Inc.	6,886	794
*	Life360 Inc.	17,738	760
*	Magnite Inc.	31,678	744
	Pegasystems Inc.	20,029	737
*	Braze Inc. Class A	21,238	723
*	SPS Commerce Inc.	8,208	701
*	Kyndryl Holdings Inc.	50,217	675
*	Freshworks Inc. Class A	47,230	657
*	Ambarella Inc.	9,392	652
*	Cleanspark Inc.	55,773	648
	Power Integrations Inc.	12,363	635
17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*,1	SoundHound AI Inc. Class A	88,720	635
	Adeia Inc.	24,631	621
*	NetScout Systems Inc.	15,838	615
*	Teradata Corp.	21,221	615
*	Alarm.com Holdings Inc.	10,513	605
*	Cargurus Inc. Class A	16,532	590
*	Five9 Inc.	16,969	586
*	People Inc.	14,255	546
*	nCino Inc.	23,820	538
*	Intapp Inc.	12,376	537
*	LiveRamp Holdings Inc.	13,884	524
*	Rogers Corp.	4,021	505
*	Progress Software Corp.	9,413	436
*	DXC Technology Co.	37,869	428
*	Ziff Davis Inc.	7,727	426
*	DoubleVerify Holdings Inc.	31,275	419
*	Blackbaud Inc.	8,026	386
*	Globant SA	9,469	385
*	Appian Corp. Class A	8,661	372
*	BlackLine Inc.	11,046	367
*	Trump Media & Technology Group Corp.	36,181	353
*	C3.ai Inc. Class A	30,450	329
*,1	SailPoint Inc.	14,867	306
*	Alkami Technology Inc.	14,792	302
	Concentrix Corp.	9,431	284
*	NCR Voyix Corp.	31,847	267
*	Yelp Inc. Class A	11,866	265
*	ZoomInfo Technologies Inc. Class A	54,527	231
*	Asana Inc. Class A	21,601	222
*	Clarivate plc	77,009	158
*	N-able Inc.	15,840	63
			6,502,096
Telecommunications (2.5%)
	Cisco Systems Inc.	892,579	98,621
	Verizon Communications Inc.	945,892	47,314
*	Arista Networks Inc.	235,948	46,173
	AT&T Inc.	1,530,373	39,621
	Comcast Corp. Class A	800,808	21,317
	T-Mobile US Inc.	110,112	19,869
	Motorola Solutions Inc.	37,471	18,185
*	Lumentum Holdings Inc.	16,054	14,686
*	Ciena Corp.	31,792	12,170
*	Roku Inc.	29,483	4,627
*	Charter Communications Inc. Class A	24,772	3,776
*,1	AST SpaceMobile Inc. Class A	57,919	3,423
*	EchoStar Corp. Class A	31,026	2,682
	InterDigital Inc.	5,759	1,929
	Millicom International Cellular SA	20,354	1,908
*	Viavi Solutions Inc.	52,249	1,896
*	Lumen Technologies Inc.	214,680	1,342
*	Globalstar Inc.	11,635	949
	Telephone & Data Systems Inc.	22,083	744
*	Extreme Networks Inc.	28,599	643
	Ubiquiti Inc.	967	571
*	Calix Inc.	13,045	497
*	Liberty Global Ltd. Class A	37,619	404
*	Liberty Global Ltd. Class C	29,685	311
*	Liberty Latin America Ltd. Class C	28,798	246
			343,904
Utilities (0.4%)
	Waste Management Inc.	84,102	18,411
	Exelon Corp.	231,542	10,123
	Republic Services Inc.	44,970	9,935
	American Water Works Co. Inc.	44,008	6,083
	Ormat Technologies Inc.	13,842	1,412
*	Casella Waste Systems Inc. Class A	14,060	1,297
	California Water Service Group	13,321	666
	H2O America	7,841	497
18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Sunrun Inc.	51,539	442
			48,866
Total Common Stocks (Cost $7,953,626)			13,488,638
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
*,2	Hologic Inc. CVR Exp. 12/27/2027	12,264	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $31,899)	319,021	31,899
Total Investments (100.0%) (Cost $7,985,525)			13,520,537
Other Assets and Liabilities—Net (0.0%)			(2,551)
Net Assets (100%)			13,517,986

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,622.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,929 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2026	5	2,951	(22)
E-mini S&P 500 Index	September 2026	47	18,093	224
				202

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	2/1/2027	CITNA	82	(4.280)	1	—
Elevance Health Inc.	2/1/2027	CITNA	428	(4.130)	—	(5)
Elevance Health Inc.	8/31/2027	BANA	135	(4.280)	—	(2)
Goldman Sachs Group Inc.	2/1/2027	CITNA	936	(4.380)	21	—
Goldman Sachs Group Inc.	8/31/2027	BANA	3,378	(4.445)	—	(107)
PayPal Holdings Inc.	2/1/2027	CITNA	348	(3.980)	—	(54)
PayPal Holdings Inc.	8/31/2027	BANA	4,552	(4.380)	—	(705)
Raymond James Financial Inc.	2/1/2027	CITNA	340	(4.130)	11	—
					33	(873)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
19

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,953,626)	13,488,638
Affiliated Issuers (Cost $31,899)	31,899
Total Investments in Securities	13,520,537
Investment in Vanguard	282
Cash Collateral Pledged—Futures Contracts	1,343
Cash Collateral Pledged—Over-the-Counter Swap Contracts	720
Receivables for Accrued Income	6,520
Unrealized Appreciation—Over-the-Counter Swap Contracts	33
Total Assets	13,529,435
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	66
Collateral for Securities on Loan	9,929
Payables to Vanguard	533
Variation Margin Payable—Futures Contracts	47
Unrealized Depreciation—Over-the-Counter Swap Contracts	873
Total Liabilities	11,449
Net Assets	13,517,986
1 Includes $9,622 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	8,379,991
Total Distributable Earnings (Loss)	5,137,995
Net Assets	13,517,986

Net Assets
Applicable to 99,350,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,517,986
Net Asset Value Per Share	$136.06
See accompanying Notes, which are an integral part of the Financial Statements.
20

ESG U.S. Stock ETF
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	124,370
Interest[2]	1,219
Securities Lending—Net	180
Total Income	125,769
Expenses
The Vanguard Group—Note C
Investment Advisory Services	129
Management and Administrative[3]	10,261
Marketing and Distribution	336
Custodian Fees	10
Auditing Fees	38
Accounting Fees[3]	56
Shareholders’ Reports[3]	107
Trustees’ Fees and Expenses	7
Other Expenses	14
Total Expenses	10,958
Net Investment Income	114,811
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	372,637
Futures Contracts	6,173
Swap Contracts	2,157
Realized Net Gain (Loss)	380,967
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,766,032
Futures Contracts	(830)
Swap Contracts	(840)
Change in Unrealized Appreciation (Depreciation)	1,764,362
Net Increase (Decrease) in Net Assets Resulting from Operations	2,260,140

1	Dividends are net of foreign withholding taxes of $94.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,140, less than $1, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $484,070 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,811	106,033
Realized Net Gain (Loss)	380,967	183,384
Change in Unrealized Appreciation (Depreciation)	1,764,362	1,227,996
Net Increase (Decrease) in Net Assets Resulting from Operations	2,260,140	1,517,413
Distributions
Total Distributions	(113,661)	(105,993)
Capital Share Transactions
Issued	1,013,650	961,299
Issued in Lieu of Cash Distributions	—	—
Redeemed	(805,366)	(530,955)
Net Increase (Decrease) from Capital Share Transactions	208,284	430,344
Total Increase (Decrease)	2,354,763	1,841,764
Net Assets
Beginning of Period	11,163,223	9,321,459
End of Period	13,517,986	11,163,223
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$114.49	$99.75	$79.52	$69.60	$84.42
Investment Operations
Net Investment Income[1]	1.166	1.100	1.031	.983	.921
Net Realized and Unrealized Gain (Loss) on Investments	21.556	14.738	20.310	9.884	(14.856)
Total from Investment Operations	22.722	15.838	21.341	10.867	(13.935)
Distributions
Dividends from Net Investment Income	(1.152)	(1.098)	(1.111)	(.947 )	(.885 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.152)	(1.098)	(1.111)	(.947 )	(.885 )
Net Asset Value, End of Period	$136.06	$114.49	$99.75	$79.52	$69.60
Total Return	19.98%	16.01%	27.05%	15.82%	-16.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,518	$11,163	$9,321	$6,799	$5,900
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.94%	1.05%	1.17%	1.38%	1.18%
Portfolio Turnover Rate[2]	3%	3%	2%	3%	7%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
24

ESG U.S. Stock ETF
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $282,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
25

ESG U.S. Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,488,638	—	—	13,488,638
Rights	—	—	—	—
Temporary Cash Investments	31,899	—	—	31,899
Total	13,520,537	—	—	13,520,537

Derivative Financial Instruments
Assets
Futures Contracts[1]	224	—	—	224
Swap Contracts	—	33	—	33
Total	224	33	—	257
Liabilities
Futures Contracts[1]	(22)	—	—	(22)
Swap Contracts	—	(873)	—	(873)
Total	(22)	(873)	—	(895)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	487,247
Total Distributable Earnings (Loss)	(487,247)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,138
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	5,529,206
Capital Loss Carryforwards	(409,349)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,137,995
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	113,661	105,993
Long-Term Capital Gains	—	—
Total	113,661	105,993

*	Includes short-term capital gains, if any.
26

ESG U.S. Stock ETF
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,991,331
Gross Unrealized Appreciation	5,895,133
Gross Unrealized Depreciation	(365,927)
Net Unrealized Appreciation (Depreciation)	5,529,206
F. During the year ended August 31, 2026, the fund purchased $407,706,000 of investment securities and sold $405,402,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,000,913,000 and $782,605,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $93,783,000 and sales were $64,462,000, resulting in net realized loss of $18,647,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	8,275	9,225
Issued in Lieu of Cash Distributions	—	—
Redeemed	(6,425)	(5,175)
Net Increase (Decrease) in Shares Outstanding	1,850	4,050
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
27

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
28

Tax information (unaudited)
For corporate shareholders, 94.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $106,164,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $591,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $2,293,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q43930 102026
29

Financial Statements
For the year ended August 31, 2026
Vanguard ESG International Stock ETF

Contents

ESG International Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Australia (4.0%)
	Commonwealth Bank of Australia	339,355	38,782
	National Australia Bank Ltd.	623,430	17,206
	Westpac Banking Corp.	694,750	17,170
	ANZ Group Holdings Ltd.	613,878	16,335
	Wesfarmers Ltd.	229,065	13,018
	Macquarie Group Ltd.	71,239	12,775
	CSL Ltd.	100,231	12,277
	Goodman Group	408,744	8,105
	Woolworths Group Ltd.	247,789	7,150
	Transurban Group	632,883	6,477
	QBE Insurance Group Ltd.	303,704	4,829
	Northern Star Resources Ltd.	280,802	4,747
	Evolution Mining Ltd.	408,236	4,348
	Fortescue Ltd.	320,846	4,061
	Brambles Ltd.	272,729	3,817
*	James Hardie Industries plc	114,952	3,403
	Computershare Ltd.	107,894	3,072
	Suncorp Group Ltd.	220,281	2,972
	Scentre Group	1,073,948	2,760
	Telstra Group Ltd.	803,218	2,686
	Insurance Australia Group Ltd.	457,557	2,569
*	PLS Group Ltd.	634,297	2,449
*	Lynas Rare Earths Ltd.	180,163	2,031
	BlueScope Steel Ltd.	89,253	1,983
	Sigma Healthcare Ltd.	1,024,252	1,972
	Medibank Pvt Ltd.	565,835	1,958
*	Xero Ltd.	33,031	1,956
*	NEXTDC Ltd.	169,434	1,673
	ASX Ltd.	39,632	1,594
*	Mineral Resources Ltd.	34,489	1,594
	Stockland	489,678	1,529
*	Sandfire Resources Ltd.	92,841	1,521
[1]	CAR Group Ltd.	74,414	1,472
	Vicinity Ltd.	808,089	1,440
	Technology One Ltd.	60,499	1,410
	Ramsay Health Care Ltd.	38,355	1,407
	Pro Medicus Ltd.	10,865	1,392
	GPT Group	406,213	1,367
[1]	Sonic Healthcare Ltd.	96,702	1,355
	Charter Hall Group	96,440	1,333
	Perseus Mining Ltd.	277,704	1,290
*	Genesis Minerals Ltd.	218,485	1,285
[1]	Cochlear Ltd.	13,385	1,282
	REA Group Ltd.	9,712	1,233
	WiseTech Global Ltd.	39,176	1,129
	Mirvac Group	841,738	1,097
	JB Hi-Fi Ltd.	22,105	1,058
	Ramelius Resources Ltd.	378,368	1,038
	Qantas Airways Ltd.	152,814	1,027
	Capricorn Metals Ltd.	84,293	1,003
	Vault Minerals Ltd.	207,444	990
	Bendigo & Adelaide Bank Ltd.	120,254	923
	Dexus	220,332	912
	Steadfast Group Ltd.	218,232	910
	Regis Resources Ltd.	152,961	909
	AMP Ltd.	531,585	905
*	Greatland Resources Ltd.	104,117	891
	Ansell Ltd.	29,976	875
	Westgold Resources Ltd.	188,921	862
*	IGO Ltd.	137,367	853

ESG International Stock ETF
		Shares	Market Value• ($000)
	HUB24 Ltd.	15,086	817
	Cleanaway Waste Management Ltd.	429,973	800
	SEEK Ltd.	70,416	740
	Challenger Ltd.	97,677	660
	Downer EDI Ltd.	132,249	619
*	Telix Pharmaceuticals Ltd.	56,101	619
	Bank of Queensland Ltd.	127,345	595
	Reece Ltd.	48,650	585
*	Megaport Ltd.	48,185	570
	Sims Ltd.	32,399	564
	AUB Group Ltd.	24,459	510
	Eagers Automotive Ltd.	33,318	509
	nib holdings Ltd.	97,947	476
*	Predictive Discovery Ltd.	155,087	466
	Reliance Worldwide Corp. Ltd.	152,041	456
[1]	Breville Group Ltd.	19,589	454
	Chorus Ltd.	85,903	449
*	Zip Co. Ltd.	246,499	440
*	Resolute Mining Ltd.	425,627	418
	Iluka Resources Ltd.	82,901	406
	Pinnacle Investment Management Group Ltd.	33,198	400
	Region Group	232,276	373
*	Liontown Ltd.	423,913	371
	Netwealth Group Ltd.	23,481	362
	Harvey Norman Holdings Ltd.	110,831	340
*	Bellevue Gold Ltd.	287,416	331
*	Neuren Pharmaceuticals Ltd.	22,989	325
	TPG Telecom Ltd.	118,994	321
	Atlas Arteria Ltd.	95,414	314
	SRG Global Ltd.	115,304	314
*	Ora Banda Mining Ltd.	281,238	308
	Lendlease Corp. Ltd.	137,034	288
*	Mesoblast Ltd.	168,521	284
[1]	Flight Centre Travel Group Ltd.	33,656	283
*	Alkane Resources Ltd.	207,738	282
	Perpetual Ltd.	20,617	281
	Super Retail Group Ltd.	28,935	278
	Orora Ltd.	244,556	255
*	Nickel Industries Ltd.	409,428	250
	Imdex Ltd.	96,218	241
	Dicker Data Ltd.	22,652	237
	Deterra Royalties Ltd.	79,460	234
	EVT Ltd.	21,129	230
	Lovisa Holdings Ltd.	12,334	227
	Data#3 Ltd.	28,631	226
*	Catalyst Metals Ltd.	48,375	225
*,1	DroneShield Ltd.	175,504	221
	Bega Cheese Ltd.	50,775	220
	Ingenia Communities Group	83,938	220
	Champion Iron Ltd.	87,836	220
	Waypoint REIT Ltd.	126,645	213
*	Develop Global Ltd.	53,953	209
*	Metals X Ltd.	147,949	202
	Magellan Financial Group Ltd.	31,342	201
*	Superloop Ltd.	95,597	197
*	FireFly Metals Ltd.	151,142	197
	SmartGroup Corp. Ltd.	25,491	195
	Kingsgate Consolidated Ltd.	47,473	189
	GrainCorp Ltd. Class A	42,358	187
	Service Stream Ltd.	106,876	185
[1]	ARB Corp. Ltd.	13,466	185
	Helia Group Ltd.	51,200	185
	Elders Ltd.	41,466	179
*	Elevra Lithium Ltd.	30,111	177
	Domino's Pizza Enterprises Ltd.	11,803	176
	DigiCo Infrastructure REIT	91,668	172
*	WebBeds Group Ltd.	63,155	171
	Nine Entertainment Co. Holdings Ltd.	244,376	169
	Regis Healthcare Ltd.	37,488	167
	Generation Development Group Ltd.	71,243	162

ESG International Stock ETF
		Shares	Market Value• ($000)
	Premier Investments Ltd.	19,392	160
*	Judo Capital Holdings Ltd.	219,312	159
	McMillan Shakespeare Ltd.	10,480	156
*	Pantoro Gold Ltd.	80,331	156
	GQG Partners Inc.	159,850	150
	Aspen Group Ltd.	41,619	150
*	Nufarm Ltd.	64,720	147
	Nick Scali Ltd.	13,793	147
*	Vulcan Energy Resources Ltd.	75,036	144
	Aussie Broadband Ltd.	44,324	137
*	PEXA Group Ltd.	25,949	136
	L1 Group Ltd.	139,539	132
	Supply Network Ltd.	5,115	131
	IRESS Ltd.	31,279	127
	Centuria Capital Group	146,498	127
	Credit Corp. Group Ltd.	12,355	124
	HMC Capital Ltd.	52,528	122
	Bravura Solutions Ltd.	53,055	120
*	IperionX Ltd.	56,732	120
	Amotiv Ltd.	26,201	119
	PWR Holdings Ltd.	14,246	118
	Arena REIT	70,269	117
	Maas Group Holdings Ltd.	30,682	117
*	Weebit Nano Ltd.	42,732	114
*	Macquarie Technology Group Ltd.	2,729	111
	Collins Foods Ltd.	18,922	110
*	SiteMinder Ltd.	51,347	110
*	St. Barbara Ltd.	197,269	109
	Kelsian Group Ltd.	35,531	108
*	Catapult Sports Ltd.	46,320	107
	oOh!media Ltd.	89,189	104
*	Clarity Pharmaceuticals Ltd.	63,681	104
	Ridley Corp. Ltd.	53,988	101
	IPH Ltd.	41,930	100
	Integral Diagnostics Ltd.	59,376	98
*	Virgin Australia Holdings Ltd.	49,557	98
	MyState Ltd.	27,556	95
	FleetPartners Group Ltd.	30,424	91
*	Alpha HPA Ltd.	224,425	89
	Regal Partners Ltd.	48,110	89
	EQT Holdings Ltd.	6,462	89
	Inghams Group Ltd.	60,750	88
*	Nanosonics Ltd.	44,114	87
	Hansen Technologies Ltd.	35,266	86
*	Tuas Ltd.	57,217	84
	Select Harvests Ltd.	25,758	83
*,1	Lifestyle Communities Ltd.	22,116	83
	Cromwell Property Group	302,411	82
*,1	PolyNovo Ltd.	112,097	81
	MA Financial Group Ltd.	18,616	81
*	Aurelia Metals Ltd.	245,205	80
	Redox Ltd.	32,916	79
*	WA1 Resources Ltd.	10,036	78
	Storage King Group	94,924	78
	Navigator Global Investments Ltd.	42,178	73
*	29Metals Ltd.	235,620	64
	IDP Education Ltd.	49,279	62
*,2	Corporate Travel Management Ltd.	21,314	61
*	Temple & Webster Group Ltd.	17,644	61
*	Chalice Mining Ltd.	62,487	59
	Australian Clinical Labs Ltd.	29,328	59
	Vulcan Steel Ltd.	14,292	57
	Australian Ethical Investment Ltd.	16,735	56
	GDI Property Group Partnership	115,508	55
*	Nuix Ltd.	38,378	55
	GWA Group Ltd.	36,940	54
	Cedar Woods Properties Ltd.	9,980	50
	Bapcor Ltd.	103,757	50
[1]	Clinuvel Pharmaceuticals Ltd.	8,461	49
*	Fineos Corp. Ltd.	30,713	48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Growthpoint Properties Australia Ltd.	31,461	47
*	Oceania Healthcare Ltd.	101,609	47
*	Wildcat Resources Ltd.	157,634	43
*	ioneer Ltd.	535,740	42
*	Tyro Payments Ltd.	78,187	41
	Praemium Ltd.	84,974	41
	Abacus Group	66,117	41
	Solvar Ltd.	33,321	40
	Myer Holdings Ltd.	235,996	34
	Australian Finance Group Ltd.	31,599	34
*	Healius Ltd.	107,388	33
	Kogan.com Ltd.	12,462	33
	Accent Group Ltd.	58,376	30
*	BrainChip Holdings Ltd.	304,636	28
*	Australian Agricultural Co. Ltd.	28,802	27
*	Mayne Pharma Group Ltd.	11,925	27
*	Baby Bunting Group Ltd.	28,637	26
*	Coast Entertainment Holdings Ltd.	67,417	25
*	Audinate Group Ltd.	13,727	24
*,2	AVZ Minerals Ltd.	335,342	24
*,1	Syrah Resources Ltd.	230,091	19
	Webjet Group Ltd.	71,176	18
	Humm Group Ltd.	54,062	17
	G8 Education Ltd.	134,206	13
*	EML Payments Ltd.	64,729	11
*,1	Novonix Ltd.	94,513	7
*,2	ESG Minerals Ltd.	8,773	—
			271,497
Austria (0.3%)
	Erste Group Bank AG	56,867	7,993
[3]	BAWAG Group AG	15,630	3,260
	Raiffeisen Bank International AG	25,820	1,911
	ANDRITZ AG	13,526	1,311
*	AT&S Austria Technologie & Systemtechnik AG	5,069	905
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,161	600
	Strabag SE	4,995	547
	Wienerberger AG	21,864	497
	UNIQA Insurance Group AG	22,629	462
	DO & CO AG	1,482	349
	Oesterreichische Post AG	6,764	244
	Porr AG	3,932	170
	Telekom Austria AG Class A	13,585	160
	Mayr Melnhof Karton AG	1,684	148
	CA Immobilien Anlagen AG	5,343	144
	Palfinger AG	2,709	100
*	CPI Europe AG	5,362	96
*,1	Lenzing AG	3,528	94
*	BAJAJ Mobility AG	1,837	68
	Agrana Beteiligungs AG	1,103	14
			19,073
Belgium (0.7%)
*	Argenx SE	12,578	12,912
	KBC Group NV	45,097	6,862
	UCB SA	24,268	6,075
	Ageas SA/NV	39,195	3,436
	Aedifica SA	18,964	1,496
	Elia Group SA/NV Class B	8,993	1,339
	Syensqo SA	14,191	1,338
	Ackermans & van Haaren NV	4,184	1,329
	Groupe Bruxelles Lambert NV	15,134	1,298
	Umicore SA	46,181	1,269
	Lotus Bakeries NV	80	1,185
	D'ieteren Group	4,485	931
	Warehouses De Pauw CVA	37,740	920
	Financiere de Tubize SA	4,153	889
	Sofina SA	3,084	884
	KBC Ancora	7,856	850
	Azelis Group NV	45,292	654
	Solvay SA	13,738	412

ESG International Stock ETF
		Shares	Market Value• ($000)
	Montea NV	4,715	353
	Fagron	12,270	317
	Melexis NV	4,126	316
	VGP NV	2,903	270
	Colruyt Group NV	5,457	246
	Gimv NV	4,646	237
	Xior Student Housing NV	7,032	220
	Shurgard Self Storage Ltd.	7,351	195
	Proximus SADP	23,331	172
	Retail Estates NV	2,078	158
	Kinepolis Group NV	2,373	129
	Barco NV	12,129	110
	Vastned NV	2,068	69
*	bpost SA	17,822	27
			46,898
Brazil (0.5%)
	B3 SA - Brasil Bolsa Balcao	1,018,586	3,189
	Banco BTG Pactual SA	237,917	2,512
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	472,185	2,304
	Equatorial SA	209,861	1,485
	Banco do Brasil SA	339,731	1,360
	Localiza Rent a Car SA	177,670	1,203
	Suzano SA	135,772	1,187
[3]	Rede D'Or Sao Luiz SA	154,500	1,049
	Raia Drogasil SA	261,041	987
	BB Seguridade Participacoes SA	125,300	977
	Banco Bradesco SA	296,835	869
	Telefonica Brasil SA	144,536	833
	Itau Unibanco Holding SA	97,215	808
	Energisa SA	86,005	797
	Rumo SA	272,099	792
	TOTVS SA	106,435	728
	Motiva Infraestrutura de Mobilidade SA	238,058	710
	Klabin SA	180,766	659
	TIM SA	158,800	570
	Cia de Saneamento de Minas Gerais Copasa MG	49,500	528
	MBRF Global Foods Co. SA	149,020	525
	Caixa Seguridade Participacoes SA	125,500	468
	Banco Santander Brasil SA	79,232	452
	Sendas Distribuidora SA	269,089	438
	Lojas Renner SA	196,286	413
	Allos SA	78,724	406
	Multiplan Empreendimentos Imobiliarios SA	68,415	369
	Transmissora Alianca de Energia Eletrica SA	48,700	367
	Smartfit Escola de Ginastica e Danca SA	112,419	365
	Porto Seguro SA	37,200	352
	Iguatemi SA	66,882	317
*	Natura Cosmeticos SA	177,887	300
	Hypera SA	68,288	286
	Alupar Investimento SA	36,866	233
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,100	230
	Cia De Saneamento do Parana Sanepar	33,000	213
[3]	GPS Participacoes e Empreendimentos SA	85,600	205
	Cury Construtora e Incorporadora SA	32,200	203
	Fleury SA	49,499	188
	Cogna Educacao SA	409,390	182
	Direcional Engenharia SA	65,631	141
	JHSF Participacoes SA	60,400	127
*	Orizon Valorizacao de Residuos SA	39,600	127
*	Auren Energia SA	58,032	125
	Bradsaude SA	44,610	119
	IRB-Brasil Resseguros SA	10,336	113
*	Cia Siderurgica Nacional SA	107,634	111
	Sao Martinho SA	26,300	100
	FII VBI Prime Properties - RL	7,268	96
	Cia Energetica de Minas Gerais	29,161	93
*	MRV Engenharia e Participacoes SA	87,400	93
	CSN Mineracao SA	81,400	93
	Fras-Le SA	20,300	90

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vivara Participacoes SA	20,700	89
*	Hidrovias do Brasil SA	123,387	82
	EcoRodovias Infraestrutura e Logistica SA	56,200	79
	Mills Locacao Servicos e Logistica SA	26,000	79
*,3	Hapvida Participacoes e Investimentos SA	58,584	75
*	Dexco SA	73,492	74
	YDUQS Participacoes SA	43,200	73
	Cia Brasileira de Aluminio	33,669	73
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	19,100	71
	M Dias Branco SA	20,900	70
	Grupo Mateus SA	78,300	70
	Ez Tec Empreendimentos e Participacoes SA	29,756	68
	Minerva SA	90,269	67
	C&A Modas SA	41,700	67
	Azzas 2154 SA	23,182	66
	Mahle Metal Leve SA	10,300	65
	Magazine Luiza SA	69,038	64
	Vulcabras SA	23,432	61
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,988	50
	Tres Tentos Agroindustrial SA	22,400	50
	LOG Commercial Properties e Participacoes SA	10,167	48
*	Tupy SA	15,400	45
[3]	LWSA SA	54,200	45
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	45
	SIMPAR SA	29,102	37
	Grendene SA	53,800	36
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	34
*	Oncoclinicas do Brasil Servicos Medicos SA	139,300	34
*	Log-in Logistica Intermodal SA	5,800	31
	Iochpe Maxion SA	16,900	30
	Grupo SBF SA	18,500	29
			33,294
Canada (6.4%)
	Royal Bank of Canada	285,470	58,373
*	Shopify Inc. Class A (XNYS)	249,251	36,736
	Bank of Montreal	143,701	24,494
	Bank of Nova Scotia	250,291	22,912
	Canadian Imperial Bank of Commerce	186,883	21,212
	Agnico Eagle Mines Ltd.	104,517	21,208
	Manulife Financial Corp.	340,114	14,427
	Wheaton Precious Metals Corp.	92,163	13,891
	National Bank of Canada	78,252	12,008
	Sun Life Financial Inc.	112,362	8,825
	Waste Connections Inc.	51,069	8,446
*	Celestica Inc.	25,208	7,563
	Kinross Gold Corp.	242,874	7,437
	Nutrien Ltd.	97,688	7,368
	Power Corp. of Canada	107,273	7,108
	Intact Financial Corp.	35,872	6,944
	Fairfax Financial Holdings Ltd.	4,236	6,907
	Dollarama Inc.	53,619	6,773
	Teck Resources Ltd. Class B	95,231	6,494
	Restaurant Brands International Inc.	69,366	5,407
	Loblaw Cos. Ltd.	111,073	4,860
*	First Quantum Minerals Ltd.	137,949	4,589
	Pan American Silver Corp.	83,909	4,357
	Brookfield Asset Management Ltd. Class A	76,929	3,961
	Lundin Mining Corp.	137,631	3,685
	Magna International Inc.	52,893	3,473
	Alamos Gold Inc. Class A	88,634	3,248
	Great-West Lifeco Inc.	49,955	3,212
	RB Global Inc.	37,614	3,184
	CGI Inc.	38,704	2,914
	Thomson Reuters Corp.	27,070	2,902
	Equinox Gold Corp.	215,221	2,780
	iA Financial Corp. Inc.	18,411	2,627
[3]	Hydro One Ltd.	64,596	2,487
	Metro Inc. Class A	39,009	2,477
	Hudbay Minerals Inc.	86,084	2,464

ESG International Stock ETF
		Shares	Market Value• ($000)
	Toromont Industries Ltd.	16,649	2,406
*	IAMGOLD Corp. (XTSE)	108,893	2,227
	George Weston Ltd.	31,488	2,209
	TMX Group Ltd.	56,153	2,189
	Eldorado Gold Corp.	47,999	2,150
	Gildan Activewear Inc.	40,152	2,094
	GFL Environmental Inc. (XTSE)	49,425	2,088
	First Majestic Silver Corp.	98,566	2,034
	DPM Metals Inc.	43,008	1,947
*	Aritzia Inc.	19,632	1,871
*	G Mining Ventures Corp.	44,879	1,691
	SSR Mining Inc.	43,454	1,633
	Element Fleet Management Corp.	81,380	1,547
*	Capstone Copper Corp.	132,750	1,540
	BCE Inc.	63,875	1,506
	Lundin Gold Inc.	20,264	1,443
	Saputo Inc.	48,816	1,432
*	Descartes Systems Group Inc.	17,690	1,424
*	Ivanhoe Mines Ltd. Class A	161,896	1,415
	B2Gold Corp.	256,999	1,409
	OceanaGold Corp.	45,689	1,344
	OR Royalties Inc.	35,478	1,310
	Open Text Corp.	50,579	1,262
	FirstService Corp.	8,596	1,196
	Definity Financial Corp.	20,577	1,091
	TELUS Corp.	107,864	1,044
	Onex Corp.	12,795	1,042
*	K92 Mining Inc.	48,024	1,015
	IGM Financial Inc.	15,845	987
*	BlackBerry Ltd.	119,433	976
	Centerra Gold Inc.	41,607	953
	Chartwell Retirement Residences	63,115	939
*	Discovery Mining Ltd.	105,166	936
	Torex Gold Resources Inc.	19,095	933
	Colliers International Group Inc.	9,096	914
	Brookfield Renewable Corp.	28,219	909
	RioCan REIT	58,875	885
	Methanex Corp.	14,486	853
*	Aris Mining Corp.	40,006	800
	Granite REIT	12,435	795
*	Aya Gold & Silver Inc.	27,568	769
	Canadian Apartment Properties REIT	32,035	754
*	ERO Copper Corp.	20,202	752
*	Kinaxis Inc.	5,784	739
*	Fortuna Mining Corp.	60,768	734
	West Fraser Timber Co. Ltd.	10,703	729
*	Wesdome Gold Mines Ltd.	30,010	719
	First Capital REIT	40,994	669
*	Skeena Resources Ltd.	19,416	633
*	Endeavour Silver Corp.	59,107	633
*	Trekor Metals Ltd.	69,782	632
	Triple Flag Precious Metals Corp.	18,402	619
*	Seabridge Gold Inc.	18,744	597
	Choice Properties REIT	53,535	589
*	Novagold Resources Inc.	67,714	582
	Sprott Inc.	4,292	564
	SmartCentres REIT	27,228	540
	Dream Industrial REIT	54,427	534
	Stella-Jones Inc.	10,636	529
*	NGEx Minerals Ltd.	26,887	528
	Premium Brands Holdings Corp.	9,203	527
	Silvercorp Metals Inc.	42,326	526
	Linamar Corp.	7,317	521
	Boyd Group Services Inc.	5,556	483
	EQB Inc.	5,218	480
	Quebecor Inc. Class B	10,622	471
	BRP Inc.	7,485	462
*	Air Canada	23,159	456
*	Allied Gold Corp.	18,775	443
*	Perpetua Resources Corp.	17,233	430

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Southern Cross Gold Consolidated Ltd.	43,889	380
	Brookfield Business Corp. Class A	13,439	368
	H&R REIT	51,400	367
	Boardwalk REIT	7,880	356
	North West Co. Inc.	9,834	345
*	Bausch Health Cos. Inc.	52,499	333
	Primaris REIT	20,999	324
*	NFI Group Inc.	17,768	298
*	Trisura Group Ltd.	9,860	295
	Maple Leaf Foods Inc.	15,242	292
*	Lightspeed Commerce Inc.	26,803	283
	Sienna Senior Living Inc.	18,556	279
	Killam Apartment REIT	21,585	279
*	Vizsla Silver Corp.	66,295	268
	Altus Group Ltd.	7,233	245
	Brookfield Wealth Solutions Ltd.	5,809	240
*	Americas Gold & Silver Corp.	43,126	232
	Labrador Iron Ore Royalty Corp.	11,815	226
	Allied Properties REIT	34,066	209
	Crombie REIT	17,469	205
	Pet Valu Holdings Ltd.	15,077	203
*	IAMGOLD Corp.	8,507	174
	GFL Environmental Inc. (XNYS)	3,599	152
	Winpak Ltd.	4,658	148
	Enghouse Systems Ltd.	10,442	131
	CT REIT	10,500	131
	Cargojet Inc.	1,841	112
	OR Royalties Inc. (XNYS)	2,950	109
	Leon's Furniture Ltd.	6,143	107
*	Canfor Corp.	9,348	97
	Cogeco Communications Inc.	1,999	86
	goeasy Ltd.	2,686	82
	Transcontinental Inc. Class A	19,781	78
*	LunR Royalties Corp.	4,180	66
*	Valor Gold Corp.	9,142	30
*	Shopify Inc. Class A (XTSE)	90	13
			439,379
Chile (0.2%)
	Banco de Chile	9,166,419	1,891
	Falabella SA	247,974	1,642
	Latam Airlines Group SA	49,323,257	1,275
	Banco Santander Chile	12,298,228	1,061
	Banco de Credito e Inversiones SA	15,307	1,058
	Plaza SA	163,363	688
	Parque Arauco SA	148,596	621
	Cencosud SA	259,810	544
	Latam Airlines Group SA ADR	8,111	404
	Sociedad Quimica y Minera de Chile SA ADR	4,041	319
	Banco Itau Chile SA	12,125	287
	Quinenco SA	55,260	266
	Cencosud Shopping SA	97,075	254
	Aguas Andinas SA Class A	685,201	235
	Empresas CMPC SA	210,252	226
	Inversiones La Construccion SA	6,433	176
	Cia Sud Americana de Vapores SA	2,396,137	123
	Salfacorp SA	79,508	106
	Empresa Nacional de Telecomunicaciones SA	25,073	104
	Veolia Inversiones Aguas del Gran Santiago Ltda	92,974	90
	SMU SA	586,387	81
*	CAP SA	12,470	74
	Ripley Corp. SA	158,688	72
	SONDA SA	116,478	39
			11,636
China (6.9%)
	Alibaba Group Holding Ltd.	3,851,700	55,059
	China Construction Bank Corp. Class H	17,958,000	21,708
	Industrial & Commercial Bank of China Ltd. Class H	16,220,000	15,622
*	PDD Holdings Inc. ADR	157,140	13,200
*,3	Xiaomi Corp. Class B	3,511,800	12,328

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Meituan Class B	1,121,555	11,220
	Bank of China Ltd. Class H	13,777,000	10,341
	Ping An Insurance Group Co. of China Ltd. Class H	1,324,000	9,496
	NetEase Inc.	372,115	9,068
	BYD Co. Ltd. Class H	746,300	8,238
	JD.com Inc. Class A	502,403	7,104
	China Life Insurance Co. Ltd. Class H	1,514,000	5,825
*	Trip.com Group Ltd.	123,748	5,555
	Agricultural Bank of China Ltd. Class H	6,234,000	5,036
	China Merchants Bank Co. Ltd. Class H	773,000	5,012
*,3	Wuxi Biologics Cayman Inc.	755,237	4,684
*	BeOne Medicines Ltd. Class H	164,100	4,493
*,3	Innovent Biologics Inc.	328,000	4,326
	Contemporary Amperex Technology Co. Ltd. Class A	61,929	3,347
[1]	Contemporary Amperex Technology Co. Ltd. Class H	43,356	3,297
	PICC Property & Casualty Co. Ltd. Class H	1,408,000	3,050
	Yum China Holdings Inc. (XHKG)	66,600	2,981
	Geely Automobile Holdings Ltd. Class A	1,269,900	2,844
[1,3]	Pop Mart International Group Ltd.	136,800	2,715
[3]	Kuaishou Technology	629,100	2,677
	ANTA Sports Products Ltd.	253,200	2,503
	KE Holdings Inc. Class A	414,763	2,389
	China Resources Land Ltd.	587,000	2,245
*,3	Hua Hong Grace Semiconductor Ltd.	142,757	2,231
[3]	WuXi AppTec Co. Ltd. Class H	89,836	2,163
[3]	Nongfu Spring Co. Ltd. Class H	370,400	2,024
	China Pacific Insurance Group Co. Ltd. Class H	524,200	2,017
	Zhongji Innolight Co. Ltd. Class A	15,600	1,983
	China CITIC Bank Corp. Ltd. Class H	1,826,000	1,945
	Yangzijiang Shipbuilding Holdings Ltd.	510,600	1,940
	China Hongqiao Group Ltd.	659,000	1,912
	CSPC Pharmaceutical Group Ltd.	1,603,280	1,884
	H World Group Ltd.	395,230	1,854
	ZTO Express Cayman Inc.	83,850	1,781
	China Merchants Bank Co. Ltd. Class A	288,481	1,722
*	XPeng Inc. Class A	297,600	1,691
	New Oriental Education & Technology Group Inc.	291,990	1,688
*,3	Akeso Inc.	144,000	1,650
*	NIO Inc. Class A	379,545	1,624
	China Gold International Resources Corp. Ltd.	48,300	1,572
	Weichai Power Co. Ltd. Class H	388,000	1,567
	CMOC Group Ltd. Class H	735,000	1,566
	Foxconn Industrial Internet Co. Ltd. Class A	160,000	1,544
*	Li Auto Inc. Class A	249,036	1,502
*	J&T Global Express Ltd.	1,201,000	1,486
	Bank of Communications Co. Ltd. Class H	1,464,000	1,454
	Cambricon Technologies Corp. Ltd. Class A	8,771	1,449
	China Yangtze Power Co. Ltd. Class A	343,690	1,436
	China Mengniu Dairy Co. Ltd.	606,120	1,399
	Kingboard Laminates Holdings Ltd.	236,500	1,393
[3]	Postal Savings Bank of China Co. Ltd. Class H	2,063,000	1,393
	Sino Biopharmaceutical Ltd.	2,004,000	1,389
	People's Insurance Co. Group of China Ltd. Class H	1,834,000	1,334
	Haier Smart Home Co. Ltd. Class H	485,600	1,325
	Kanzhun Ltd. ADR	75,267	1,307
	Industrial & Commercial Bank of China Ltd. Class A	1,078,875	1,296
	Agricultural Bank of China Ltd. Class A	1,240,200	1,278
	Full Truck Alliance Co. Ltd. ADR	146,485	1,241
	Hygon Information Technology Co. Ltd. Class A	32,835	1,237
	China Overseas Land & Investment Ltd.	766,500	1,221
	Ping An Insurance Group Co. of China Ltd. Class A	145,970	1,211
	Sunny Optical Technology Group Co. Ltd.	133,900	1,210
[3]	Guotai Haitong Securities Co. Ltd. Class H	615,704	1,192
	New China Life Insurance Co. Ltd. Class H	199,000	1,174
*,1,3	SenseTime Group Inc. Class B	6,420,000	1,174
[3]	China Tower Corp. Ltd. Class H	960,400	1,117
[3]	Hansoh Pharmaceutical Group Co. Ltd.	248,000	1,114
*,1	Horizon Robotics	1,826,400	1,095
	COSCO SHIPPING Holdings Co. Ltd. Class H	494,900	1,086
*	Genscript Biotech Corp.	250,000	1,079

ESG International Stock ETF
		Shares	Market Value• ($000)
	NAURA Technology Group Co. Ltd. Class A	10,358	1,078
[3]	China International Capital Corp. Ltd. Class H	366,400	1,051
	BYD Co. Ltd. Class A	78,300	1,028
	CITIC Securities Co. Ltd. Class H	288,537	1,005
	Zhaojin Mining Industry Co. Ltd. Class H	329,000	966
*,3	JD Health International Inc.	208,200	964
*	Bilibili Inc.	58,303	948
	Jiangxi Copper Co. Ltd. Class H	197,000	936
	Sinotruk Hong Kong Ltd.	181,500	929
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	127,200	889
	Luxshare Precision Industry Co. Ltd. Class A	103,214	882
	Kingboard Holdings Ltd.	118,000	813
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	12,800	810
	WuXi AppTec Co. Ltd. Class A	34,864	803
[3]	3SBio Inc.	391,500	803
	Bank of Communications Co. Ltd. Class A	738,300	795
	Li Ning Co. Ltd.	456,178	791
	China Taiping Insurance Holdings Co. Ltd.	287,800	775
	China Galaxy Securities Co. Ltd. Class H	773,500	775
	Shengyi Technology Co. Ltd. Class A	34,000	774
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	26,100	768
	Industrial Bank Co. Ltd. Class A	293,300	765
*	TAL Education Group ADR	63,221	742
*	WuXi XDC Cayman Inc.	80,470	715
	Advanced Micro-Fabrication Equipment Inc. China Class A	13,219	711
*,1	UBTech Robotics Corp. Ltd. Class H	65,100	702
	CMOC Group Ltd. Class A	247,500	700
*,1	XtalPi Holdings Ltd.	735,000	696
	East Money Information Co. Ltd. Class A	234,700	677
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	97,110	666
	Shanghai Pudong Development Bank Co. Ltd. Class A	478,800	653
	China Minsheng Banking Corp. Ltd. Class H	1,464,000	649
*,1	Kingdee International Software Group Co. Ltd.	589,000	648
	Kingsoft Corp. Ltd.	205,000	648
[3]	Shandong Gold Mining Co. Ltd. Class H	185,100	640
[3]	China Resources Mixc Lifestyle Services Ltd.	128,400	639
	CITIC Securities Co. Ltd. Class A	154,251	638
*	GDS Holdings Ltd. Class A	158,941	636
	Tingyi Cayman Islands Holding Corp.	378,000	614
	Suzhou TFC Optical Communication Co. Ltd. Class A	15,540	610
	Bank of China Ltd. Class A	621,600	602
[3]	Huatai Securities Co. Ltd. Class H	265,800	598
	CRRC Corp. Ltd. Class H	860,000	586
	GigaDevice Semiconductor Inc. Class A	9,400	567
	GF Securities Co. Ltd. Class H	238,800	565
	Vipshop Holdings Ltd. ADR	43,153	565
*,3	JD Logistics Inc.	388,600	545
*,1	Zai Lab Ltd.	214,670	540
	Shennan Circuits Co. Ltd. Class A	9,760	535
	BYD Electronic International Co. Ltd.	153,000	525
	Dongyue Group Ltd.	295,000	522
	Guotai Haitong Securities Co. Ltd.	194,686	519
[1]	Laopu Gold Co. Ltd. Class H	10,300	518
	Sinopharm Group Co. Ltd. Class H	258,500	509
	Wanhua Chemical Group Co. Ltd. Class A	44,600	506
	China Construction Bank Corp. Class A	308,500	504
	WUS Printed Circuit Kunshan Co. Ltd. Class A	27,040	501
	Muyuan Foods Group Co. Ltd. Class A	79,612	501
	Bosideng International Holdings Ltd.	916,000	498
	Atour Lifestyle Holdings Ltd. ADR	14,177	496
*,1	GCL Technology Holdings Ltd.	5,543,000	494
	Montage Technology Co. Ltd. Class A	16,188	492
	Ping An Bank Co. Ltd. Class A	280,800	490
[3]	Ganfeng Lithium Group Co. Ltd. Class H	93,800	487
	Minth Group Ltd.	144,800	480
[1]	ZTE Corp. Class H	156,400	473
*	Alibaba Health Information Technology Ltd.	1,196,000	470
	COSCO SHIPPING Holdings Co. Ltd. Class A	185,280	469
	Bank of Jiangsu Co. Ltd. Class A	259,300	467
	Chaozhou Three-Circle Group Co. Ltd. Class A	27,294	466

ESG International Stock ETF
		Shares	Market Value• ($000)
	Great Wall Motor Co. Ltd. Class H	467,000	465
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	18,887	465
	Bank of Ningbo Co. Ltd. Class A	91,200	463
	China Longyuan Power Group Corp. Ltd. Class H	667,000	462
[1]	Wanguo Gold Group Ltd.	235,000	456
	Far East Horizon Ltd.	506,000	455
	Avary Holding Shenzhen Co. Ltd. Class A	32,599	452
	BOE Technology Group Co. Ltd. Class A	504,059	451
	China Pacific Insurance Group Co. Ltd. Class A	93,500	444
*,3	InnoCare Pharma Ltd. Class H	242,000	440
	TCL Electronics Holdings Ltd.	204,000	434
	Victory Giant Technology Huizhou Co. Ltd. Class A	12,000	433
	Lens Technology Co. Ltd. Class A	74,735	432
	China Everbright Environment Group Ltd.	667,000	428
*,1	Hesai Group Class B	207,872	423
*,3	Keymed Biosciences Inc.	44,000	419
	Weichai Power Co. Ltd. Class A	103,565	418
	China Merchants Securities Co. Ltd. Class A	146,120	407
	Sungrow Power Supply Co. Ltd. Class A	29,785	405
*,1	China Ruyi Holdings Ltd.	2,352,000	403
	Yuanjie Semiconductor Technology Co. Ltd. Class A	1,768	403
[1]	Lingbao Gold Group Co. Ltd. Class H	142,900	402
[3]	Meitu Inc.	660,500	398
[3]	Tongcheng Travel Holdings Ltd.	258,800	397
	Piotech Inc. Class A	3,947	397
	JOYY Inc. ADR	5,185	387
	China Jushi Co. Ltd. Class A	57,744	377
	China Railway Group Ltd. Class H	855,000	375
[3]	Longfor Group Holdings Ltd.	467,300	374
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	94,500	373
	Postal Savings Bank of China Co. Ltd. Class A	472,500	370
	China Medical System Holdings Ltd.	253,000	362
	Shenzhen Inovance Technology Co. Ltd. Class A	39,195	360
*,3	Remegen Co. Ltd. Class H	35,000	359
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	61,000	355
*	Kingsoft Cloud Holdings Ltd.	507,310	352
	CRRC Corp. Ltd. Class A	379,415	351
	Hengan International Group Co. Ltd.	122,500	345
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	85,100	342
	China National Building Material Co. Ltd. Class H	737,332	338
*	Fosun International Ltd.	464,500	329
	Shandong Gold Mining Co. Ltd. Class A	58,160	328
	Gree Electric Appliances Inc. of Zhuhai Class A	56,400	327
	Bank of Nanjing Co. Ltd. Class A	187,300	325
[1]	Guming Holdings Ltd.	97,600	325
	Chongqing Rural Commercial Bank Co. Ltd. Class H	386,000	322
	China Tungsten & Hightech Materials Co. Ltd. Class A	32,530	318
[1,3]	Giant Biogene Holding Co. Ltd.	95,000	312
	China Everbright Bank Co. Ltd. Class A	699,300	309
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	61,660	308
*	XD Inc.	56,400	308
	Bank of Shanghai Co. Ltd. Class A	217,900	307
	SF Holding Co. Ltd. Class A	63,400	300
	ZTE Corp. Class A	58,635	298
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	3,699,000	297
[1]	C&D International Investment Group Ltd.	180,000	296
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	92,100	294
*	Accelink Technologies Co. Ltd. Class A	10,900	292
[3]	Yadea Group Holdings Ltd.	244,000	291
*	Suzhou Centec Communications Co. Ltd. Class A	5,028	291
*	Nine Dragons Paper Holdings Ltd.	324,000	282
	Sharetronic Data Technology Co. Ltd. Class A	7,180	282
	Country Garden Services Holdings Co. Ltd.	399,646	281
	Zhongjin Gold Corp. Ltd. Class A	73,300	280
	Huatai Securities Co. Ltd. Class A	96,530	279
*,3	Mobvista Inc.	201,000	279
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	191,400	278
	Zangge Mining Co. Ltd. Class A	23,900	278
*	Hua Hong Grace Semiconductor Ltd. Class A	7,293	277
	JCET Group Co. Ltd. Class A	24,500	276

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	East Buy Holding Ltd.	87,500	274
	China Cinda Asset Management Co. Ltd. Class H	2,316,000	273
	Jiangsu Expressway Co. Ltd. Class H	220,000	272
	Autohome Inc. ADR	12,379	272
[1]	Xinyi Solar Holdings Ltd.	946,000	272
	Sany Heavy Equipment International Holdings Co. Ltd.	234,000	271
	China Minsheng Banking Corp. Ltd. Class A	515,900	271
	Bank of Beijing Co. Ltd. Class A	340,400	271
	Hwatsing Technology Co. Ltd. Class A	6,956	270
	Haier Smart Home Co. Ltd. Class A	85,400	269
	China United Network Communications Ltd. Class A	417,100	267
	Beijing Kingsoft Office Software Inc. Class A	7,198	267
	GF Securities Co. Ltd. Class A	81,855	266
*,1	HUTCHMED China Ltd.	107,500	265
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	337,200	262
[1,3]	Pharmaron Beijing Co. Ltd. Class H	72,850	260
*,1	WeRide Inc. ADR	44,911	259
[3]	China Feihe Ltd.	722,000	258
[3]	CSC Financial Co. Ltd. Class H	166,000	257
	Jiangxi Copper Co. Ltd. Class A	35,700	257
	Zhejiang Expressway Co. Ltd. Class H	314,560	256
	Haitian International Holdings Ltd.	111,000	256
	Shenwan Hongyuan Group Co. Ltd. Class A	376,720	256
	IEIT Systems Co. Ltd. Class A	20,100	255
	Jiangsu Zhongtian Technology Co. Ltd. Class A	47,800	250
	Zhejiang Juhua Co. Ltd. Class A	41,300	249
	New China Life Insurance Co. Ltd. Class A	27,400	245
	TCL Technology Group Corp. Class A	323,020	244
	China CITIC Bank Corp. Ltd. Class A	185,600	244
	Chongqing Polycomp International Corp. Class A	52,900	244
	Eve Energy Co. Ltd. Class A	31,000	243
	Sinosoft Co. Ltd. Class A	116,100	243
*,1,3	Everest Medicines Ltd.	58,500	242
*	Phancy Group Co. Ltd. Class H	67,600	241
	Ningbo Deye Technology Corp. Class A	18,340	240
	Sunshine Insurance Group Co. Ltd. Class H	506,500	240
	Chifeng Jilong Gold Mining Group Ltd. Class H	45,800	240
	CSC Financial Co. Ltd. Class A	62,700	239
	SAIC Motor Corp. Ltd. Class A	153,000	237
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	40,400	237
*	Tianqi Lithium Corp. Class A	31,821	236
*,3	Ascentage Pharma Group International	55,500	236
[1]	GigaDevice Semiconductor Inc. Class H	3,800	234
	China Everbright Bank Co. Ltd. Class H	645,000	233
[3]	Simcere Pharmaceutical Group Ltd.	164,000	232
[1]	Shanghai Conant Optical Co. Ltd. Class H	40,700	232
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	230
	China Tourism Group Duty Free Corp. Ltd. Class A	29,423	230
	Biwin Storage Technology Co. Ltd. Class A	6,587	230
	Beijing Originwater Technology Co. Ltd. Class A	441,905	229
	MINISO Group Holding Ltd.	97,552	229
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	157,000	228
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	7,575	225
	Central China Securities Co. Ltd. Class A	352,900	221
	Ganfeng Lithium Group Co. Ltd. Class A	27,494	220
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	220
	Hgtech Co. Ltd. Class A	14,000	218
	Satellite Chemical Co. Ltd. Class A	51,400	218
	Uni-President China Holdings Ltd.	228,000	216
	Huaqin Co. Ltd. Class A	17,780	216
	China Jinmao Holdings Group Ltd.	1,280,000	215
[1]	Chinasoft International Ltd.	440,000	214
	Shengyi Electronics Co. Ltd. Class A	11,118	213
	China Communications Services Corp. Ltd. Class H	428,000	211
	Yunnan Aluminium Co. Ltd. Class A	51,900	209
	ACM Research Shanghai Inc. Class A	4,658	209
	Unisplendour Corp. Ltd. Class A	35,960	208
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	77,500	208
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	3,200	207
	OmniVision Integrated Circuits Group Inc.	16,645	206

ESG International Stock ETF
		Shares	Market Value• ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A	14,300	205
	Yihai International Holding Ltd.	101,000	204
*	RoboTechnik Intelligent Technology Co. Ltd. Class A	2,400	203
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	490,400	201
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	57,000	201
	Sinoma Science & Technology Co. Ltd. Class A	25,200	200
	Lingyi iTech Guangdong Co. Class A	104,900	199
	China Reinsurance Group Corp. Class H	1,248,000	199
*,3	NetEase Cloud Music Inc.	17,250	199
	China Three Gorges Renewables Group Co. Ltd. Class A	358,800	198
[1]	CIG Shanghai Co. Ltd. Class H	15,500	198
[3]	China Resources Pharmaceutical Group Ltd.	345,500	197
*	LONGi Green Energy Technology Co. Ltd. Class A	109,232	196
	Shenzhen Kinwong Electronic Co. Ltd. Class A	13,700	196
	China Zheshang Bank Co. Ltd. Class H	648,000	196
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	35,800	193
	Tongling Nonferrous Metals Group Co. Ltd. Class A	194,100	193
	TravelSky Technology Ltd. Class H	172,000	191
	Shenzhen Envicool Technology Co. Ltd. Class A	18,818	191
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	10,400	191
*,1	Global New Material International Holdings Ltd.	150,000	191
	Wasion Holdings Ltd.	96,000	190
*	Air China Ltd. Class A	219,200	190
	SF Holding Co. Ltd. Class H	48,200	190
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	99,800	189
*,1	Sunac China Holdings Ltd.	2,432,000	187
	China Railway Group Ltd. Class A	286,500	187
	China International Capital Corp. Ltd. Class A	36,299	187
	Brilliance China Automotive Holdings Ltd.	624,000	186
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	90,500	185
	Lonking Holdings Ltd.	408,000	183
[3]	China Merchants Securities Co. Ltd. Class H	90,060	183
*,3	CStone Pharmaceuticals	250,500	183
*	United Nova Technology Co. Ltd. Class A	139,555	182
	Iflytek Co. Ltd. Class A	30,100	180
	Ningbo Tuopu Group Co. Ltd. Class A	25,700	180
	Beijing Enterprises Water Group Ltd.	838,000	179
	Sinotrans Ltd. Class H	290,000	179
	Goldwind Science & Technology Co. Ltd. Class H	147,600	179
	Xiamen Tungsten Co. Ltd. Class A	22,400	179
	Shanghai United Imaging Healthcare Co. Ltd. Class A	11,501	179
	GoerTek Inc. Class A	49,000	177
	Huaxia Bank Co. Ltd. Class A	191,000	177
	Zhongtai Securities Co. Ltd. Class A	208,798	177
*	National Silicon Industry Group Co. Ltd. Class A	48,234	177
	Grace Fabric Technology Co. Ltd. Class A	8,100	177
	Hisense Home Appliances Group Co. Ltd. Class H	65,000	176
	Wens Foodstuff Group Co. Ltd. Class A	82,300	175
	Zhejiang NHU Co. Ltd. Class A	43,356	174
	Caitong Securities Co. Ltd. Class A	131,355	174
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	2,948	174
	Shanjin International Gold Co. Ltd. Class A	44,300	173
	Qfin Holdings Inc. Class A ADR	19,836	172
	Shannon Semiconductor Technology Co. Ltd. Class A	6,500	172
*	Nexchip Semiconductor Corp. Class A	29,913	172
*,3	CALB Group Co. Ltd. Class H	78,200	172
	Sichuan Chuantou Energy Co. Ltd. Class A	74,100	171
	Chongqing Rural Commercial Bank Co. Ltd. Class A	168,700	171
*,3	Ping An Healthcare & Technology Co. Ltd.	207,030	169
	China Resources Microelectronics Ltd. Class A	18,548	169
*,1	Microport Scientific Corp.	217,500	168
*	China Southern Airlines Co. Ltd. Class A	225,900	168
	COSCO SHIPPING Ports Ltd.	236,000	167
	Yunnan Baiyao Group Co. Ltd. Class A	22,200	167
	Seres Group Co. Ltd. Class A	22,600	167
[1]	Lens Technology Co. Ltd. Class H	52,600	167
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	30,600	166
	SUPCON Technology Co. Ltd. Class A	11,459	166
	Shenzhen International Holdings Ltd.	252,000	164
	Pharmaron Beijing Co. Ltd. Class A	25,420	164

ESG International Stock ETF
		Shares	Market Value• ($000)
	Eastroc Beverage Group Co. Ltd. Class A	9,176	164
*,1	RoboSense Technology Co. Ltd.	71,400	164
	Raytron Technology Co. Ltd. Class A	5,941	163
	Nanjing Securities Co. Ltd. Class A	160,100	162
	Zhejiang Huayou Cobalt Co. Ltd. Class A	27,399	161
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	4,027	160
	Shenzhen Megmeet Electrical Co. Ltd. Class A	8,200	159
	Zhejiang Dahua Technology Co. Ltd. Class A	64,500	157
	China Galaxy Securities Co. Ltd. Class A	85,200	157
	Shanghai Rural Commercial Bank Co. Ltd. Class A	118,800	157
	Kingsemi Co. Ltd. Class A	2,852	157
*	Greentown China Holdings Ltd.	194,500	155
*	Damai Entertainment Holdings Ltd.	2,450,000	154
	Anhui Expressway Co. Ltd. Class H	76,000	153
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,300	152
	Western Securities Co. Ltd. Class A	146,500	151
	Henan Shuanghui Investment & Development Co. Ltd. Class A	42,300	151
	SG Micro Corp. Class A	8,840	150
*,1	Tianqi Lithium Corp. Class H	31,200	150
	Chifeng Jilong Gold Mining Group Ltd. Class A	21,200	148
*,3	Evergrande Property Services Group Ltd.	1,011,500	148
	Henan Shijia Photons Technology Co. Ltd. Class A	6,305	148
*,1	Shenzhen Dobot Corp. Ltd. Class H	49,000	148
*	Air China Ltd. Class H	308,000	147
*,3	Tuhu Car Inc. Class A	96,000	147
	Delton Technology Guangzhou Inc. Class A	6,100	147
	Fufeng Group Ltd.	238,000	145
	Ingenic Semiconductor Co. Ltd. Class A	7,000	145
*	Bright Dairy & Food Co. Ltd. Class A	138,500	144
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	17,400	144
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	143
	Consun Pharmaceutical Group Ltd.	83,000	143
	Hubei Dinglong Co. Ltd. Class A	13,200	143
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	35,500	143
*	Remegen Co. Ltd. Class A	7,873	143
*	REPT BATTERO Energy Co. Ltd. Class H	110,200	143
	Zhejiang China Commodities City Group Co. Ltd. Class A	76,600	142
[3]	Orient Securities Co. Ltd. Class H	191,200	141
	Jinduicheng Molybdenum Co. Ltd. Class A	42,000	141
	Hangzhou Silan Microelectronics Co. Ltd. Class A	27,800	141
	Nanjing Gaoke Co. Ltd. Class A	123,900	141
	China Everbright Ltd.	178,000	140
	Guangdong Haid Group Co. Ltd. Class A	20,300	140
	Shenzhen Transsion Holdings Co. Ltd. Class A	16,328	139
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	51,600	139
*,3	China Youran Dairy Group Ltd.	269,000	139
*	Sanan Optoelectronics Co. Ltd. Class A	71,000	138
	Konfoong Materials International Co. Ltd. Class A	3,800	138
[3]	Jinxin Fertility Group Ltd.	487,500	138
*,1	Newborn Town Inc.	122,000	137
	Xtep International Holdings Ltd.	291,000	136
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	22,400	135
	360 Security Technology Inc. Class A	98,800	135
	Zhejiang Chint Electrics Co. Ltd. Class A	35,305	135
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	135
	Sichuan Road & Bridge Group Co. Ltd. Class A	100,300	135
[3]	Angelalign Technology Inc.	11,800	135
*	Sichuan Huafeng Technology Co. Ltd. Class A	6,680	135
	Goldwind Science & Technology Co. Ltd. Class A	49,100	134
[3]	China Railway Signal & Communication Corp. Ltd. Class H	329,000	134
*	China Eastern Airlines Corp. Ltd. Class A	259,200	134
	Lee & Man Paper Manufacturing Ltd.	272,000	133
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	133
	Greentown Service Group Co. Ltd.	246,000	132
	Guosen Securities Co. Ltd. Class A	86,800	132
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	41,340	132
[1]	Shoucheng Holdings Ltd.	727,600	132
	Tianshan Aluminum Group Co. Ltd. Class A	67,100	132
	EverProX Technologies Co. Ltd. Class A	4,200	132
	Focus Media Information Technology Co. Ltd. Class A	177,700	131

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	20,700	131
*	Lifetech Scientific Corp.	754,000	131
*	Shenyang Fortune Precision Equipment Co. Ltd. Class A	4,263	130
*	Black Sesame International Holding Ltd.	102,700	130
	BOE Technology Group Co. Ltd. Class B	198,600	129
[3]	China Tourism Group Duty Free Corp. Ltd. Class H	20,800	128
	Jiujiang Defu Technology Co. Ltd. Class A	8,800	127
	Yutong Bus Co. Ltd. Class A	28,500	126
	Jiangsu Etern Co. Ltd. Class A	21,000	126
	Shanghai Baosight Software Co. Ltd. Class B	145,400	125
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	23,400	125
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	12,200	125
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	125
*,1	China Vanke Co. Ltd. Class H	405,200	124
	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	124
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	380,800	124
	People's Insurance Co. Group of China Ltd. Class A	111,800	124
	Shenzhen Sunway Communication Co. Ltd. Class A	13,500	123
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	123
[3]	Genertec Universal Medical Group Co. Ltd.	210,000	123
	Shenzhen Kaifa Technology Co. Ltd. Class A	21,900	123
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	19,200	123
	China Zheshang Bank Co. Ltd. Class A	284,140	123
	Anker Innovations Technology Co. Ltd. Class A	6,570	123
*	Hainan Airlines Holding Co. Ltd. Class A	632,500	122
	Tuya Inc. ADR	65,017	122
[1]	Grand Pharmaceutical Group Ltd.	188,500	121
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	121
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	3,400	121
	Empyrean Technology Co. Ltd. Class A	8,100	120
*,1	Country Garden Holdings Co. Ltd.	4,947,000	119
*,1	Guangzhou Automobile Group Co. Ltd. Class H	434,000	119
*	Daqo New Energy Corp. ADR	9,145	118
	China Overseas Grand Oceans Group Ltd.	344,000	117
	Hello Group Inc. Class A ADR	21,158	117
[1]	Onewo Inc. Class H	48,200	117
*	JoulWatt Technology Co. Ltd. Class A	6,280	117
[2]	Fu Shou Yuan International Group Ltd.	345,000	116
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,926	116
	Industrial Securities Co. Ltd. Class A	132,122	116
	Huaan Securities Co. Ltd. Class A	93,600	116
	Orient Securities Co. Ltd. Class A	85,214	116
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	12,600	116
	China Water Affairs Group Ltd.	202,000	115
*	Canmax Technologies Co. Ltd. Class A	11,900	114
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,559	114
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	1,828	114
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	113
	Yunnan Tin Co. Ltd. Class A	21,100	113
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,959	113
	Shenzhen Capchem Technology Co. Ltd. Class A	11,600	113
*	Abbisko Cayman Ltd.	100,000	113
*	China Southern Airlines Co. Ltd. Class H	284,000	112
*	China Eastern Airlines Corp. Ltd. Class H	324,000	112
	Huizhou Desay Sv Automotive Co. Ltd. Class A	8,500	112
	Yum China Holdings Inc.	2,493	111
	Nantong Jianghai Capacitor Co. Ltd. Class A	11,800	111
	Huaneng Lancang River Hydropower Inc. Class A	78,000	111
	First Tractor Co. Ltd. Class H	90,000	110
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	109
*	Yunnan Energy New Material Group Co. Ltd. Class A	13,700	109
	Yuexiu Property Co. Ltd.	260,280	108
*	Dosilicon Co. Ltd. Class A	6,095	108
	JF SmartInvest Holdings Ltd.	29,800	108
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	107
	YTO Express Group Co. Ltd. Class A	42,300	107
	Sinofert Holdings Ltd.	620,000	106
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	50,560	106
	Zheshang Securities Co. Ltd. Class A	76,200	106
	Great Wall Motor Co. Ltd. Class A	47,000	106

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shandong Nanshan Aluminum Co. Ltd. Class A	147,300	106
	Grinm Advanced Materials Co. Ltd. Class A	13,800	106
*	Founder Technology Group Corp. Class A	55,800	106
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	106
	CIG Shanghai Co. Ltd. Class A	3,800	106
	Guangshen Railway Co. Ltd. Class H	338,000	105
*	China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	104
	Sangfor Technologies Inc. Class A	5,200	104
	Chongqing Changan Automobile Co. Ltd. Class A	98,618	104
	T&S Communications Co. Ltd. Class A	3,500	104
	Zhejiang Hailiang Co. Ltd. Class A	35,700	103
*,3	Luye Pharma Group Ltd.	417,000	103
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	22,800	103
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	66,400	103
[3]	Blue Moon Group Holdings Ltd.	217,000	103
*	Suzhou Everbright Photonics Co. Ltd. Class A	2,355	103
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	103
	FIH Mobile Ltd.	48,200	103
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	5,510	103
	Everbright Securities Co. Ltd. Class A	46,500	102
*,1,3	Weimob Inc.	801,000	102
*,1	Sunshine Lake Pharma Co. Ltd. Class H	20,900	102
*,2	New Horizon Health Ltd.	56,500	102
	Bank of Chongqing Co. Ltd. Class H	95,000	101
	Guoyuan Securities Co. Ltd. Class A	86,895	100
	Sinolink Securities Co. Ltd. Class A	77,585	100
*	Tongwei Co. Ltd. Class A	57,908	100
	Sichuan EM Technology Co. Ltd. Class A	12,900	100
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	20,014	100
	Shanghai Putailai New Energy Technology Group Co. Ltd.	28,300	99
	SDIC Capital Co. Ltd. Class A	101,700	99
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	36,021	99
*	Maxscend Microelectronics Co. Ltd. Class A	8,340	98
*,3	Alphamab Oncology	86,000	98
*,1	China Modern Dairy Holdings Ltd.	520,000	97
*	CICT Mobile Communication Technology Co. Ltd. Class A	47,117	97
	GEM Co. Ltd. Class A	99,000	96
	Yealink Network Technology Corp. Ltd. Class A	15,600	96
	China Overseas Property Holdings Ltd.	220,000	96
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	96
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,000	96
*	Loongson Technology Corp. Ltd. Class A	5,978	96
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	96
	Wuxi Taiji Industry Ltd. Co. Class A	33,000	95
	Poly Property Services Co. Ltd. Class H	26,800	95
	Beijing Compass Technology Development Co. Ltd. Class A	7,525	95
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,355	94
	Shanghai International Port Group Co. Ltd. Class A	120,200	94
	JNBY Design Ltd.	37,500	94
	Citic Pacific Special Steel Group Co. Ltd. Class A	45,900	94
*	Seazen Group Ltd.	538,567	94
	JCHX Mining Management Co. Ltd. Class A	7,700	94
	Gushengtang Holdings Ltd.	27,200	94
	Tiangong International Co. Ltd.	226,000	93
	Huaxin Building Materials Group Co. Ltd. Class H	50,100	93
*	SICC Co. Ltd. Class A	5,860	93
	Yunnan Copper Co. Ltd. Class A	35,500	92
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	40,600	92
	Sailun Group Co. Ltd. Class A	40,500	92
*	ASR Microelectronics Co. Ltd. Class A	6,001	92
*	Jinko Solar Co. Ltd. Class A	150,400	92
	Weilong Delicious Global Holdings Ltd.	93,200	92
	Shenghe Resources Holding Co. Ltd. Class A	26,300	91
*	COFCO Joycome Foods Ltd.	671,000	91
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	91
	China Lesso Group Holdings Ltd.	195,000	90
	Hangzhou GreatStar Industrial Co. Ltd.	20,100	90
	Gotion High-tech Co. Ltd. Class A	22,600	90
	Dazhong Mining Co. Ltd. Class A	21,400	90
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	345,100	89

ESG International Stock ETF
		Shares	Market Value• ($000)
	Apeloa Pharmaceutical Co. Ltd. Class A	27,600	89
	Western Superconducting Technologies Co. Ltd. Class A	12,043	89
	APT Medical Inc. Class A	2,447	89
	Sihuan Pharmaceutical Holdings Group Ltd.	919,000	88
	Huayu Automotive Systems Co. Ltd. Class A	38,100	88
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	19,000	88
	Shanghai RAAS Blood Products Co. Ltd. Class A	122,100	88
	Sichuan Expressway Co. Ltd.	144,000	87
	Huadong Medicine Co. Ltd. Class A	21,400	87
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,500	87
*,2	Hopson Development Holdings Ltd.	259,321	87
	Sinomine Resource Group Co. Ltd. Class A	10,800	87
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,945	86
	Isoftstone Information Technology Group Co. Ltd. Class A	15,300	86
	QuantumCTek Co. Ltd. Class A	1,504	86
	China National Chemical Engineering Co. Ltd. Class A	76,700	85
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	12,102	85
*	Sichuan Hongda Co. Ltd. Class A	43,500	85
[1]	West China Cement Ltd.	336,000	84
	Health & Happiness H&H International Holdings Ltd.	36,000	84
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	84
	Zhejiang Crystal-Optech Co. Ltd. Class A	21,100	84
	Guolian Minsheng Securities Co. Ltd. Class A	63,500	84
	Moon Environment Technology Co. Ltd. Class A	13,480	84
	Qilu Bank Co. Ltd. Class A	80,100	84
*	Orbbec Inc. Class A	5,601	84
	Livzon Pharmaceutical Group Inc. Class H	32,900	83
	Tian Di Science & Technology Co. Ltd. Class A	114,800	83
	3peak Inc. Class A	1,817	83
	Linktel Technologies Co. Ltd. Class A	1,800	83
	Cinda Securities Co. Ltd. Class A	33,200	83
	SSY Group Ltd.	238,000	82
	Red Avenue New Materials Group Co. Ltd. Class A	8,700	82
	Hainan Airport Infrastructure Co. Ltd. Class A	198,700	82
*	Vnet Group Inc. Class A ADR	13,329	81
	Hualan Biological Engineering Inc. Class A	41,400	81
	Changjiang Securities Co. Ltd. Class A	59,000	81
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	59,600	81
*	China National Software & Service Co. Ltd. Class A	16,100	81
[3]	Linklogis Inc. Class B	261,000	81
*	BeOne Medicines Ltd. Class A	2,012	81
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	80
	Shanghai Lingang Holdings Corp. Ltd. Class A	63,200	80
	Sigmastar Technology Ltd. Class A	4,100	80
	Sinotrans Ltd. Class A	77,500	79
	China National Medicines Corp. Ltd. Class A	19,800	79
	Beijing Sifang Automation Co. Ltd. Class A	12,550	79
	CSI Solar Co. Ltd. Class A	58,665	79
	Guocheng Mining Co. Ltd. Class A	16,600	78
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	78
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	8,900	78
	Inner Mongolia Berun Chemical Co. Ltd. Class A	83,500	77
	Zhejiang Yinlun Machinery Co. Ltd. Class A	12,300	77
*	JinJian Cereals Industry Co. Ltd. Class A	42,900	77
*	TDG Holdings Co. Ltd. Class A	18,200	77
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	53,550	76
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	25,000	76
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	24,100	76
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,838	76
	Amlogic Shanghai Co. Ltd. Class A	5,249	76
	Guobo Electronics Co. Ltd. Class A	6,585	76
	Yanlord Land Group Ltd.	170,000	75
	Chengtun Mining Group Co. Ltd. Class A	42,900	75
	Joinn Laboratories China Co. Ltd. Class A	10,897	75
*	Youdao Inc. ADR	4,557	75
*	Hoshine Silicon Industry Co. Ltd. Class A	14,400	74
	Hangzhou First Applied Material Co. Ltd. Class A	32,700	74
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	5,034	74
	China Resources Beverage Holdings Co. Ltd.	78,800	74
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	26,800	73

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hundsun Technologies Inc. Class A	22,480	73
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,900	73
	Shenzhen Expressway Corp. Ltd. Class H	84,000	72
	Zhejiang Longsheng Group Co. Ltd. Class A	37,800	72
	FinVolution Group ADR	19,568	72
*	Shanghai Vital Microtech Co. Ltd.	13,900	72
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	16,800	72
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	9,699	72
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	11,900	72
*	DPC Dash Ltd.	17,000	72
	Fujian Wanchen Food Group Co. Ltd. Class A	2,700	72
	China Foods Ltd.	146,000	71
	Shanghai Stonehill Technology Co. Ltd. Class A	73,700	71
[3]	Topsports International Holdings Ltd.	506,000	71
[1]	Flat Glass Group Co. Ltd. Class H	85,000	71
	Bank of Suzhou Co. Ltd. Class A	54,000	71
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	70
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	19,318	70
	Shanghai Baosight Software Co. Ltd. Class A	26,500	70
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	70
	China Datang Corp. Renewable Power Co. Ltd. Class H	497,000	70
	Jiangsu Azure Corp. Class A	26,788	70
*	Beijing Capital International Airport Co. Ltd. Class H	348,000	69
	JinkoSolar Holding Co. Ltd. ADR	5,472	69
	China BlueChemical Ltd. Class H	280,000	69
	Xiamen Faratronic Co. Ltd. Class A	3,600	69
	Intco Medical Technology Co. Ltd. Class A	8,400	69
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	18,090	69
*	Lufax Holding Ltd. ADR	54,732	69
	Ningbo Joyson Electronic Corp. Class A	24,200	69
	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	9,700	69
	Bank of Changsha Co. Ltd. Class A	47,500	68
	Goneo Group Co. Ltd. Class A	11,788	68
	Hangcha Group Co. Ltd. Class A	17,640	68
*	GalaxyCore Inc. Class A	30,082	68
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,804	68
	Castech Inc. Class A	6,500	68
*	Zhongsheng Group Holdings Ltd.	123,500	67
	Hisense Visual Technology Co. Ltd. Class A	16,100	67
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	89,400	67
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	48,700	67
	Guangdong Provincial Expressway Development Co. Ltd. Class B	56,600	66
	Tianneng Power International Ltd.	118,000	66
*	China Vanke Co. Ltd. Class A	140,400	66
	Sai Micro Electronics Inc. Class A	11,000	66
	Oriental Pearl Group Co. Ltd. Class A	51,500	65
	SooChow Securities Co. Ltd. Class A	51,300	65
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	78,200	65
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	65
[3]	China East Education Holdings Ltd.	126,500	65
	CNGR Advanced Material Co. Ltd. Class A	10,920	65
	Yuexiu REIT	790,206	64
	LB Group Co. Ltd. Class A	26,500	64
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	64
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	64
	Huaxin Building Materials Group Co. Ltd. Class A	18,500	64
*	Yangzijiang Financial Holding Ltd.	408,700	64
	iRay Group Class A	4,368	64
*	Hunan New Wellful Co. Ltd. Class A	82,400	64
	PAX Global Technology Ltd.	121,000	63
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	62,200	63
[3]	AK Medical Holdings Ltd.	96,000	63
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	134,800	63
*,3	Yidu Tech Inc.	129,100	63
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	1,600	63
	Beijing Tong Ren Tang Co. Ltd. Class A	17,300	62
	Jiangsu Linyang Energy Co. Ltd. Class A	72,000	62
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	62
*	Chengxin Lithium Group Co. Ltd. Class A	12,800	62
*,3	China Bohai Bank Co. Ltd. Class H	572,000	62

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	5,000	62
	Jiangsu Expressway Co. Ltd. Class A	33,100	61
*	Yonyou Network Technology Co. Ltd. Class A	39,600	61
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	61
	Shengda Resources Co. Ltd. Class A	11,100	61
	Beijing Roborock Technology Co. Ltd. Class A	3,200	61
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	4,600	61
	China Shineway Pharmaceutical Group Ltd.	57,000	60
*	New Hope Liuhe Co. Ltd. Class A	56,800	60
*	MLS Co. Ltd. Class A	34,200	60
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	60
	Sunresin New Materials Co. Ltd. Class A	6,400	60
	Hangzhou Lion Microelectronics Co. Ltd. Class A	9,200	60
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	59
	Q Technology Group Co. Ltd.	76,000	59
*	Tianfeng Securities Co. Ltd. Class A	103,500	59
*	Talkweb Information System Co. Ltd. Class A	15,400	59
	Chervon Holdings Ltd.	23,600	59
	Shanghai Awinic Technology Co. Ltd. Class A	5,876	59
	POCO Holding Co. Ltd. Class A	5,040	59
*	Forehope Electronic Ningbo Co. Ltd. Class A	6,170	59
	Poly Property Group Co. Ltd.	334,000	58
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	58
	CECEP Solar Energy Co. Ltd. Class A	90,600	58
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,400	58
	Shandong Pharmaceutical Glass Co. Ltd. Class A	20,400	58
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	58
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	58
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	147,000	57
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	57
	Changchun High-Tech Industry Group Co. Ltd. Class A	5,200	57
	Guangzhou Haige Communications Group Inc. Co. Class A	37,800	57
	Hisense Home Appliances Group Co. Ltd. Class A	14,700	57
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	57
	JL Mag Rare-Earth Co. Ltd. Class A	14,200	57
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	57
[1,3]	Joinn Laboratories China Co. Ltd. Class H	18,132	57
	Levima Advanced Materials Corp. Class A	19,000	57
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	3,274	57
	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	56
[1]	China Risun Group Ltd.	219,000	56
*	Antong Holdings Co. Ltd. Class A	82,200	56
*	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	56
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	56
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	81,324	55
	Beijing New Building Materials plc Class A	22,000	55
[3]	Everbright Securities Co. Ltd. Class H	56,832	55
	Jafron Biomedical Co. Ltd. Class A	23,400	55
	Central China Securities Co. Ltd. Class H	246,000	55
	Ming Yang Smart Energy Group Ltd. Class A	35,000	55
	Cathay Biotech Inc. Class A	8,726	55
	Ferrotec Anhui Technology Development Co. Ltd. Class A	8,900	55
*	Skyworth Group Ltd.	101,111	54
*	Tianma Microelectronics Co. Ltd. Class A	53,900	54
*,1,3	CanSino Biologics Inc. Class H	14,400	54
	Youngor Fashion Co. Ltd. Class A	44,999	54
	Bank of Chongqing Co. Ltd. Class A	32,400	54
	Wuxi NCE Power Co. Ltd. Class A	6,124	54
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	6,100	54
	North Copper Co. Ltd. Class A	24,000	54
	Yuexiu Transport Infrastructure Ltd.	120,000	53
*	Yonghui Superstores Co. Ltd. Class A	114,500	53
	Sinoma International Engineering Co. Class A	46,000	53
[3]	Zhou Hei Ya International Holdings Co. Ltd.	330,000	53
	Suzhou Anjie Technology Co. Ltd. Class A	22,300	53
	Zhejiang Dingli Machinery Co. Ltd. Class A	6,200	53
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	4,000	53
*	Maanshan Iron & Steel Co. Ltd. Class H	234,000	52
	NetDragon Websoft Holdings Ltd.	48,500	52
	Mango Excellent Media Co. Ltd. Class A	20,600	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	HLA Group Corp. Ltd. Class A	58,213	52
	Guangxi Liugong Machinery Co. Ltd. Class A	44,700	52
	Imeik Technology Development Co. Ltd. Class A	3,760	52
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	61,400	52
*	Trina Solar Co. Ltd. Class A	28,931	52
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	7,670	52
	HMT Xiamen New Technical Materials Co. Ltd. Class A	4,500	52
	Thunder Software Technology Co. Ltd. Class A	5,800	51
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	51
	China Film Group Co. Ltd. Class A	27,028	51
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,775	51
	Ginlong Technologies Co. Ltd. Class A	5,500	51
*	Nuode New Materials Co. Ltd. Class A	28,300	51
	Olympic Circuit Technology Co. Ltd. Class A	8,800	51
	Hsino Tower Group Co. Ltd. Class A	81,300	51
	Shanghai Beite Technology Group Co. Ltd. Class A	7,200	51
	China Resources Building Materials Technology Holdings Ltd.	374,000	50
*,3	BAIC Motor Corp. Ltd. Class H	484,500	50
*	OFILM Group Co. Ltd. Class A	43,800	50
	FAWER Automotive Parts Co. Ltd. Class A	82,900	50
	Ecovacs Robotics Co. Ltd. Class A	6,400	50
*	Guangzhou Automobile Group Co. Ltd. Class A	64,600	50
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	6,100	50
*	Maanshan Iron & Steel Co. Ltd. Class A	128,800	50
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	23,800	50
	Shandong Dongyue Silicone Material Co. Ltd. Class A	20,200	50
	YongXing Special Materials Technology Co. Ltd. Class A	7,300	50
	Eastern Air Logistics Co. Ltd. Class A	17,700	50
	Dajin Heavy Industry Co. Ltd. Class A	9,500	50
	Espressif Systems Shanghai Co. Ltd. Class A	2,672	50
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	50
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	50
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	49,000	50
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	6,600	50
	Sun Art Retail Group Ltd.	372,000	49
*	Sohu.com Ltd. ADR	3,500	49
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	49
	Advanced Technology & Materials Co. Ltd. Class A	18,300	49
*	Zhejiang Yongtai Technology Co. Ltd. Class A	17,400	49
	Jack Technology Co. Ltd. Class A	8,600	49
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	41,700	49
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	23,800	49
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	49
	Ningbo Orient Wires & Cables Co. Ltd. Class A	9,720	49
	Ningbo Zhenyu Technology Co. Ltd. Class A	3,528	49
	Easy Click Worldwide Network Technology Co. Ltd. Class A	8,610	49
	Mloptic Corp. Class A	743	49
	Wuhan Dameng Database Co. Ltd. Class A	1,519	49
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	48
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	42,300	48
*	Gaotu Techedu Inc. ADR	25,097	48
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	2,133	48
*	MGI Tech Co. Ltd. Class A	5,139	48
	Zhejiang XCC Group Co. Ltd. Class A	6,200	48
*	Shenzhen Investment Ltd.	546,000	47
	Hunan Valin Steel Co. Ltd. Class A	87,900	47
	Keda Industrial Group Co. Ltd. Class A	22,300	47
	First Capital Securities Co. Ltd. Class A	48,000	47
[1,3]	Maoyan Entertainment	84,200	47
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	47
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	47
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	47
	GCL Energy Technology Co. Ltd. Class A	19,800	47
*	DingDong Cayman Ltd. ADR	20,585	47
	Minmetals Capital Co. Ltd. Class A	63,200	47
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	5,460	47
	Zhejiang Taotao Vehicles Co. Ltd. Class A	1,300	47
[1]	BBMG Corp. Class H	581,000	46
	Beijing Shougang Co. Ltd. Class A	81,900	46
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	46

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sichuan Yahua Industrial Group Co. Ltd. Class A	16,200	46
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	12,300	46
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	46
	Fulin Precision Co. Ltd. Class A	20,930	46
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	38,600	46
	Shenzhen Senior Technology Material Co. Ltd. Class A	20,800	46
	Guizhou Chanhen Chemical Corp. Class A	9,200	46
	Geovis Technology Co. Ltd. Class A	9,492	46
	China Southern Power Grid Energy Storage Co. Ltd. Class A	24,100	46
	Bestechnic Shanghai Co. Ltd. Class A	2,893	46
	Capital Securities Co. Ltd. Class A	19,600	46
	Guangdong TCL Smart Home Appliances Co. Ltd.	33,000	46
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	16,500	46
	Kaishan Group Co. Ltd. Class A	16,000	45
	C&S Paper Co. Ltd. Class A	42,700	45
	Luxi Chemical Group Co. Ltd. Class A	23,200	45
	YGSOFT Inc. Class A	55,440	45
	Yifan Pharmaceutical Co. Ltd. Class A	30,900	45
	Xuji Electric Co. Ltd. Class A	13,900	45
*	Maccura Biotechnology Co. Ltd. Class A	32,800	45
*	Bohai Leasing Co. Ltd. Class A	68,400	45
	Kunshan Dongwei Technology Co. Ltd. Class A	4,739	45
	Shenzhen Bluetrum Technology Co. Ltd. Class A	3,114	45
	Xiamen Intretech Inc. Class A	12,600	44
	Jointown Pharmaceutical Group Co. Ltd. Class A	61,366	44
	Changchun Faway Automobile Components Co. Ltd. Class A	38,000	44
	China Resources Medical Holdings Co. Ltd.	137,000	44
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	46,100	44
	Flat Glass Group Co. Ltd. Class A	29,600	44
	Shandong Hi-speed Co. Ltd. Class A	28,300	43
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	43
*	Ningbo Shanshan Co. Ltd. Class A	24,200	43
	Jiangsu Yangnong Chemical Co. Ltd. Class A	5,200	43
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	43
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	43
*	Henan Huanghe Whirlwind Co. Ltd. Class A	20,000	43
	SPIC Hydropower Co. Ltd. Class A	23,500	43
	PhiChem Corp. Class A	8,000	43
	Zhende Medical Co. Ltd. Class A	3,500	43
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	43
	Anjoy Foods Group Co. Ltd. Class A	3,900	43
*	Yibin Tianyuan Group Co. Ltd. Class A	47,940	43
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	43
	Henan Liliang Diamond Co. Ltd. Class A	4,700	43
	Minmetals New Energy Materials Hunan Co. Ltd.	36,035	43
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	42
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	42
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	12,800	42
	Quectel Wireless Solutions Co. Ltd. Class A	4,576	42
	Tsinghua Tongfang Co. Ltd. Class A	40,400	42
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	42
*	EHang Holdings Ltd. ADR	9,362	42
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	26,777	42
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	24,700	42
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	6,200	42
	Ningbo Boway Alloy Material Co. Ltd. Class A	13,200	42
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	41
	Lepu Medical Technology Beijing Co. Ltd. Class A	23,400	41
	STO Express Co. Ltd. Class A	19,900	41
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	67,320	41
*	Seazen Holdings Co. Ltd. Class A	24,500	41
	Sino-Platinum Metals Co. Ltd. Class A	13,363	41
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	41
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	12,600	41
	Meihua Holdings Group Co. Ltd. Class A	35,700	41
	Sany Renewable Energy Co. Ltd. Class A	20,783	41
	Fujian Star-net Communication Co. Ltd. Class A	6,630	40
*	Estun Automation Co. Ltd. Class A	8,500	40
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	40
	CMST Development Co. Ltd. Class A	58,500	40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,402	40
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	95,900	40
*	JA Solar Technology Co. Ltd. Class A	38,439	40
	Keboda Technology Co. Ltd. Class A	6,900	40
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	24,000	40
	Hangzhou Iron & Steel Co. Class A	41,300	40
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	40
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	11,500	40
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	12,800	40
	Yantai China Pet Foods Co. Ltd. Class A	9,600	40
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	39
	Transfar Zhilian Co. Ltd. Class A	54,900	39
*	CITIC Guoan Information Industry Co. Ltd. Class A	94,800	39
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	39
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	39
*	BOE HC SemiTek Corp. Class A	21,700	39
	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	39
	People.cn Co. Ltd. Class A	15,200	39
	Skshu Paint Co. Ltd. Class A	10,468	39
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	39
	Digital China Group Co. Ltd. Class A	10,780	39
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	39
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	8,823	39
	Primarius Technologies Co. Ltd. Class A	5,955	39
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	39
	XTC New Energy Materials Xiamen Co. Ltd. Class A	5,719	39
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	39
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	4,347	39
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	4,060	39
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	19,700	39
	NBTM New Materials Group Co. Ltd. Class A	8,500	39
	China Lilang Ltd.	95,000	38
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	69,400	38
	DHC Software Co. Ltd. Class A	35,800	38
	Hesteel Co. Ltd. Class A	121,900	38
	Grandblue Environment Co. Ltd. Class A	8,500	38
	Shanghai M&G Stationery Inc. Class A	11,100	38
	Betta Pharmaceuticals Co. Ltd. Class A	5,100	38
*	BAIC Foton Motor Co. Ltd. Class A	89,300	38
	Luxin Venture Capital Group Co. Ltd. Class A	16,000	38
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	38
	Jade Bird Integrated Technologies Co. Ltd.	29,433	38
	Shanghai Huace Navigation Technology Ltd. Class A	9,020	38
*	Beijing Relpow Technology Co. Ltd. Class A	8,450	38
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	38
	Changzhou Fusion New Material Co. Ltd. Class A	3,361	38
*	Shui On Land Ltd.	632,500	37
	Fujian Sunner Development Co. Ltd. Class A	14,900	37
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	37
	Perfect World Co. Ltd. Class A	23,000	37
	Tasly Pharmaceutical Group Co. Ltd. Class A	16,900	37
	Xiamen C & D Inc. Class A	29,900	37
	Hongta Securities Co. Ltd. Class A	36,200	37
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	37
*,1,3	JS Global Lifestyle Co. Ltd.	201,000	37
	Sichuan New Energy Power Co. Ltd. Class A	19,600	37
*,3	Ocumension Therapeutics	55,500	37
*	Angang Steel Co. Ltd. Class H	236,000	36
*	Angang Steel Co. Ltd. Class A	118,000	36
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	36
*,1	China Education Group Holdings Ltd.	151,000	36
*	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	36
	Huaxi Securities Co. Ltd. Class A	28,500	36
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	36
	Bank of Qingdao Co. Ltd. Class A	39,700	36
	Shanghai AtHub Co. Ltd. Class A	9,601	36
	Weihai Guangwei Composites Co. Ltd. Class A	10,120	36
	Lakala Payment Co. Ltd. Class A	15,400	36
[1,3]	AsiaInfo Technologies Ltd.	66,000	36
*	Shanghai DZH Ltd. Class A	27,000	36

ESG International Stock ETF
		Shares	Market Value• ($000)
*	GoodWe Technologies Co. Ltd. Class A	3,758	36
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	24,200	36
	Nanjing Pharmaceutical Group Co. Ltd.	46,300	36
	Juchen Semiconductor Co. Ltd. Class A	1,729	36
	Semitronix Corp. Class A	3,100	36
	Tibet Huayu Mining Co. Ltd. Class A	10,400	36
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	35
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	35
[3]	A-Living Smart City Services Co. Ltd. Class H	156,500	35
	Nanfang Pump Industry Co. Ltd. Class A	48,400	35
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	35
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	35
	COFCO Capital Holdings Co. Ltd. Class A	23,700	35
	Xiamen Xiangyu Co. Ltd. Class A	36,100	35
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	35
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	35
*,3	Bairong AI Inc. Class B	51,500	35
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	28,100	35
	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	35
	Xiamen Bank Co. Ltd. Class A	31,800	35
	Caida Securities Co. Ltd. Class A	34,900	35
	Wuxi Autowell Technology Co. Ltd. Class A	5,115	35
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	35
*	Jushri Technologies Inc. Class A	8,000	35
	China Yongda Automobiles Services Holdings Ltd.	314,000	34
	Walvax Biotechnology Co. Ltd. Class A	17,000	34
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	11,200	34
	YUNDA Holding Group Co. Ltd. Class A	34,200	34
	BOE Varitronix Ltd.	59,000	34
*	Beijing Capital Development Co. Ltd. Class A	64,600	34
	China Merchants Port Group Co. Ltd. Class A	9,500	34
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	34
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	12,400	34
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	20,560	34
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	34
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	34
	City Development Environment Co. Ltd. Class A	18,700	34
	Shenzhen Topband Co. Ltd. Class A	24,000	34
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	34
*	Xinte Energy Co. Ltd. Class H	64,400	34
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,939	34
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	52,514	34
	China Railway Construction Heavy Industry Corp. Ltd. Class A	55,832	34
*	COL Global Co. Ltd. Class A	8,500	34
	Livzon Pharmaceutical Group Inc. Class A	8,500	33
	Zhejiang Supor Co. Ltd. Class A	5,600	33
	Guangzhou Baiyun International Airport Co. Ltd. Class A	29,000	33
	Opple Lighting Co. Ltd. Class A	14,000	33
	Xizang Zhufeng Resources Co. Ltd. Class A	15,900	33
	Electric Connector Technology Co. Ltd. Class A	4,400	33
	Shanghai Belling Co. Ltd. Class A	9,600	33
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	33
	Xinyi Energy Holdings Ltd.	324,800	33
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	33
	Three's Co. Future Technology Group Co. Ltd. Class A	4,663	33
	Guangdong Topstar Technology Co. Ltd. Class A	6,100	33
	Shenzhen Microgate Technology Co. Ltd. Class A	10,500	33
	Sichuan Development Lomon Co. Ltd. Class A	25,800	33
	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	33
	Dongfang Electronics Co. Ltd. Class A	19,200	33
	Hefei Chipmore Technology Co. Ltd. Class A	12,429	33
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	15,400	33
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	33
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	32
	Oppein Home Group Inc. Class A	6,699	32
	Guangzhou Restaurant Group Co. Ltd. Class A	15,300	32
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	32
	China Tianying Inc. Class A	45,200	32
[1]	Tianli International Holdings Ltd.	225,000	32
	Gansu Shangfeng Materials Co. Ltd. Class A	14,720	32

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	32
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	32
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	4,300	32
[3]	Medlive Technology Co. Ltd.	33,000	32
	Shenzhen SED Industry Co. Ltd. Class A	14,600	32
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	3,770	32
	Rianlon Corp. Class A	5,125	32
	Pengxin International Mining Co. Ltd. Class A	27,900	32
*	EFORT Intelligent Robot Co. Ltd. Class A	13,308	32
	Hydsoft Technology Co. Ltd. Class A	5,700	32
	CSG Holding Co. Ltd. Class B	192,800	31
	China Oriental Group Co. Ltd.	214,000	31
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	31
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	31
	Tinergy Chemical Co. Ltd. Class A	47,400	31
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	31
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	4,100	31
	DBG Technology Co. Ltd. Class A	9,800	31
	Lianhe Chemical Technology Co. Ltd. Class A	14,000	31
[3]	Sunac Services Holdings Ltd.	289,000	31
	Bloomage Biotechnology Corp. Ltd. Class A	5,791	31
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	8,600	31
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	31
	Jiayou International Logistics Co. Ltd. Class A	15,400	31
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	31
	Huada Automotive Technology Corp. Ltd. Class A	4,200	31
	Jiangsu Leili Motor Co. Ltd. Class A	8,400	31
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	30
*	Beijing BDStar Navigation Co. Ltd. Class A	6,976	30
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	30
	Valiant Co. Ltd. Class A	15,000	30
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	30
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	30
	Winner Medical Co. Ltd. Class A	6,800	30
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	22,048	30
	Shantui Construction Machinery Co. Ltd. Class A	19,400	30
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	30
*	CETC Chips Technology Inc. Class A	16,200	30
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	30
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	5,409	30
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	30
	Guangdong Mingyang Electric Co. Ltd. Class A	6,100	30
	Shuanglin Co. Ltd. Class A	9,200	30
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	4,786	30
	Shanghai Longcheer Technology Co. Ltd.	5,400	30
	Zhejiang Zhongjian Technology Co. Ltd. Class A	2,600	30
*	Hytera Communications Corp. Ltd. Class A	23,100	29
	Anhui Expressway Co. Ltd. Class A	11,500	29
	Shandong Linglong Tyre Co. Ltd. Class A	17,700	29
	Zhejiang Orient Holdings Group Co. Ltd. Class A	39,400	29
	Changzheng Engineering Technology Co. Ltd. Class A	8,800	29
	Hubei Yihua Chemical Industry Co. Ltd. Class A	15,100	29
	Foryou Corp. Class A	7,200	29
	Huali Industrial Group Co. Ltd. Class A	5,900	29
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	3,100	29
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	29
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	29
*	Chengzhi Co. Ltd. Class A	28,280	28
*	BGI Genomics Co. Ltd. Class A	4,800	28
	Chongqing Water Group Co. Ltd. Class A	45,700	28
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	23,500	28
	Cheng De Lolo Co. Ltd. Class A	22,500	28
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	15,300	28
*	Eternal Asia Supply Chain Management Ltd. Class A	42,000	28
	Tongyu Communication Inc. Class A	5,980	28
	Gaona Aero Material Co. Ltd. Class A	11,680	28
	Sino Wealth Electronic Ltd. Class A	7,469	28
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	28
	By-health Co. Ltd. Class A	19,400	28
	State Grid Information & Communication Co. Ltd. Class A	12,700	28

ESG International Stock ETF
		Shares	Market Value• ($000)
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	28
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	28
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	28
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	28
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	28
*	Qi An Xin Technology Group Inc. Class A	7,104	28
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	28
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	28
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	28
	Suzhou Secote Precision Electronic Co. Ltd. Class A	3,822	28
	China TransInfo Technology Co. Ltd. Class A	22,600	27
	Hainan Strait Shipping Co. Ltd. Class A	27,750	27
*	GCL System Integration Technology Co. Ltd. Class A	69,800	27
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	27
	Xiamen ITG Group Corp. Ltd. Class A	32,000	27
	Xiamen International Airport Co. Ltd. Class A	12,100	27
	SPIC Green Energy Co. Ltd. Class A	37,000	27
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	27
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	27
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	27
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	4,773	27
	Jinko Power Technology Co. Ltd. Class A	50,100	27
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	27
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,800	27
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	27
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	27
	AIMA Technology Group Co. Ltd. Class A	8,250	27
*	ApicHope Pharmaceutical Group Co. Ltd.	5,000	27
	Shenzhen Forms Syntron Information Co. Ltd. Class A	7,800	27
*	InventisBio Co. Ltd. Class A	8,991	27
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	26
	Shanghai Jahwa United Co. Ltd. Class A	9,800	26
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	26
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	26
	Wuhu Token Science Co. Ltd. Class A	24,700	26
	Shenzhen Expressway Corp. Ltd. Class A	21,000	26
	Eastern Communications Co. Ltd. Class A	13,600	26
	Triumph Science & Technology Co. Ltd. Class A	9,500	26
	Fibocom Wireless Inc. Class A	8,820	26
	GRG Metrology & Test Group Co. Ltd. Class A	10,000	26
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	26
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	25,900	26
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	26
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	26
*	Hainan Haide Capital Management Co. Ltd. Class A	25,389	26
	China Kings Resources Group Co. Ltd. Class A	11,088	26
*,1,3	Haichang Ocean Park Holdings Ltd.	868,000	26
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	26
	Huaming Power Equipment Co. Ltd. Class A	8,700	26
	Shanghai Highly Group Co. Ltd. Class A	12,300	26
	Gambol Pet Group Co. Ltd. Class A	4,600	26
	Northking Information Technology Co. Ltd. Class A	14,700	26
	Hefei Meiya Optoelectronic Technology Inc. Class A	10,400	25
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	25
	Leyard Optoelectronic Co. Ltd. Class A	32,400	25
	IKD Co. Ltd. Class A	12,400	25
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	25
*	Greattown Holdings Ltd. Class A	42,300	25
	Fengjing New Energy Technology Co. Ltd.	50,300	25
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	15,900	25
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	25
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	17,600	25
	Shanghai Pudong Construction Co. Ltd. Class A	31,700	25
	Innuovo Technology Co. Ltd. Class A	19,400	25
	Minmetals Development Co. Ltd. Class A	17,300	25
	Anhui Heli Co. Ltd. Class A	10,500	25
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	25
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	25
*	Baowu Magnesium Technology Co. Ltd. Class A	13,820	25
	Ming Yuan Cloud Group Holdings Ltd.	166,000	25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Arcsoft Corp. Ltd. Class A	5,407	25
*	Shanghai Medicilon Inc. Class A	1,783	25
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	25
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	25
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	25
	Sino Biological Inc. Class A	1,700	25
	Shanghai Huafon Aluminium Corp. Class A	10,400	25
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	25
*,3	AInnovation Technology Group Co. Ltd. Class H	51,000	25
	Jinhong Gas Co. Ltd. Class A	5,923	25
	Huludao Zinc Industry Co. Class A	32,100	25
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	6,650	25
	FAW Jiefang Group Co. Ltd. Class A	26,200	24
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	24
	Weaver Network Technology Co. Ltd. Class A	3,924	24
	Henan Yuguang Gold & Lead Co. Ltd. Class A	11,700	24
	Zhejiang Digital Culture Technology Group Co. Ltd. Class A	15,600	24
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	13,600	24
	Sinofibers Technology Co. Ltd. Class A	6,900	24
	Yankershop Food Co. Ltd. Class A	3,530	24
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	24
*	Tibet Mineral Development Co. Ltd. Class A	6,700	24
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	24
	Jiangsu Cnano Technology Co. Ltd. Class A	4,821	24
	Sineng Electric Co. Ltd. Class A	6,501	24
	Nanjing Vazyme Biotech Co. Ltd. Class A	7,718	24
	Sichuan Injet Electric Co. Ltd. Class A	2,700	24
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	24
*	Sinocelltech Group Ltd. Class A	4,651	24
	Servyou Software Group Co. Ltd. Class A	3,600	24
*	TRS Information Technology Corp. Ltd. Class A	11,900	24
	Toread Holdings Group Co. Ltd. Class A	14,500	24
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	24
	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	24
	Nanjing Les Information Technology Co. Ltd. Class A	4,062	24
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	23
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	23
	Zhejiang Semir Garment Co. Ltd. Class A	26,100	23
	Northeast Securities Co. Ltd. Class A	19,200	23
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	23
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	6,900	23
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	23
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	23
	BTG Hotels Group Co. Ltd. Class A	13,000	23
	Dian Diagnostics Group Co. Ltd. Class A	8,465	23
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	23
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	23
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	23
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	21,800	23
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	23
*	Offcn Education Technology Co. Ltd. Class A	74,000	23
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	23
	Edan Instruments Inc. Class A	13,000	23
*	Easyhome New Retail Group Co. Ltd. Class A	67,100	23
	Chinalin Securities Co. Ltd. Class A	10,400	23
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	23
	China National Gold Group Gold Jewellery Co. Ltd. Class A	19,800	23
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	23
	Innovation New Material Technology Co. Ltd. Class A	40,700	23
*	Guizhou Zhongyida Co. Ltd. Class A	16,200	23
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	23
	Zhongmin Energy Co. Ltd. Class A	31,200	23
	Hongrun Construction Group Co. Ltd. Class A	18,800	23
	Sumec Corp. Ltd. Class A	14,800	23
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	7,900	23
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	22
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	22
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	22
	Tayho Advanced Materials Group Co. Ltd. Class A	11,200	22
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	22

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	22
*	IReader Technology Co. Ltd. Class A	6,455	22
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	22
*	Wangfujing Group Co. Ltd. Class A	14,800	22
*	Topchoice Medical Corp. Class A	4,207	22
	LexinFintech Holdings Ltd. ADR	20,621	22
	Aerospace Hi-Tech Holdings Group Ltd. Class A	10,700	22
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	13,300	22
*	CSSC Science & Technology Co. Ltd. Class A	17,200	22
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	22
	China CAMC Engineering Co. Ltd. Class A	17,200	22
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	44,800	22
	Jiangsu Shagang Co. Ltd. Class A	39,200	22
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	6,800	22
*	Beijing United Information Technology Co. Ltd. Class A	7,830	22
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	22
*	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	22
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	22
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	22
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	22
*	Nsing Technologies Inc. Class A	7,100	22
	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	22
	Digiwin Co. Ltd. Class A	3,800	22
	NYOCOR Co. Ltd. Class A	24,700	22
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	22
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	22
	Yechiu Metal Recycling China Ltd. Class A	41,800	22
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	22
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	22
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	22
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	4,840	22
	Jiangxi Hongcheng Environment Co. Ltd. Class A	16,500	22
*	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	21
	BBMG Corp. Class A	100,200	21
	Skyworth Digital Co. Ltd. Class A	14,200	21
	Sunstone Development Co. Ltd. Class A	8,200	21
	Longshine Technology Group Co. Ltd. Class A	14,500	21
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	21
	Xinhuanet Co. Ltd. Class A	8,437	21
	Porton Pharma Solutions Ltd. Class A	7,300	21
*	Polaris Bay Group Co. Ltd. Class A	23,100	21
	Shanghai Bailian Group Co. Ltd. Class A	18,000	21
	Black Peony Group Co. Ltd. Class A	19,800	21
	Shanghai Chinafortune Co. Ltd. Class A	10,600	21
	Guangdong Goworld Co. Ltd. Class A	8,900	21
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	13,624	21
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	21
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	21
	Central China Land Media Co. Ltd. Class A	12,000	21
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	21
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	21
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	21
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	21
	CECEP Environmental Protection Co. Ltd. Class A	25,400	21
*,1	Qunabox Group Ltd.	17,700	21
	Zhejiang Jingu Co. Ltd. Class A	15,900	20
	ORG Technology Co. Ltd. Class A	30,000	20
	Fangda Special Steel Technology Co. Ltd. Class A	31,800	20
*	Wellhope Foods Co. Ltd. Class A	21,300	20
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	7,400	20
	Yusys Technologies Co. Ltd. Class A	7,680	20
	Lingyun Industrial Corp. Ltd. Class A	15,990	20
*	Yeahka Ltd.	34,400	20
	Inmyshow Digital Technology Group Co. Ltd. Class A	27,600	20
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	20
*	KBC Corp. Ltd. Class A	3,722	20
	Guangdong Construction Engineering Group Co. Ltd. Class A	42,000	20
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	20
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	20
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	20

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Shanghai STEP Electric Corp. Class A	12,000	20
	Inner Mongolia Furui Medical Science Co. Ltd. Class A	3,300	20
	Henan Lingrui Pharmaceutical Co. Class A	6,800	20
	Shanghai Fortune Techgroup Co. Ltd. Class A	10,200	20
	MotoMotion China Corp. Class A	3,700	20
	Guangdong Tapai Group Co. Ltd. Class A	17,800	19
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	19
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	19
	Chow Tai Seng Jewellery Co. Ltd. Class A	12,100	19
*	Gemdale Corp. Class A	58,000	19
	China Meheco Group Co. Ltd. Class A	13,800	19
*	Shanghai Industrial Development Co. Ltd. Class A	33,700	19
	Bluestar Adisseo Co. Class A	14,900	19
	Hexing Electrical Co. Ltd. Class A	5,300	19
	Laobaixing Pharmacy Chain JSC Class A	9,826	19
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	19
	Digital China Information Service Group Co. Ltd. Class A	11,800	19
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	19
	China Enterprise Co. Ltd. Class A	55,401	19
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	5,500	19
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	19
	Shanghai Pret Composites Co. Ltd. Class A	13,700	19
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	19
	INKON Life Technology Co. Ltd. Class A	16,510	19
	Guangdong Advertising Group Co. Ltd. Class A	18,900	19
	Xinzhi Group Co. Ltd. Class A	8,300	19
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	3,780	19
*	Roshow Technology Co. Ltd. Class A	20,400	19
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	19
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	19
*	Hoymiles Power Electronics Inc. Class A	1,805	19
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	21,000	19
	ZhongYeDa Electric Co. Ltd. Class A	15,600	19
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	19
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	44,900	19
	Willfar Information Technology Co. Ltd. Class A	4,990	19
	Beijing Balance Medical Technology Co. Ltd. Class A	1,771	19
*	DongFeng Automobile Co. Ltd. Class A	23,400	19
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	19
*	Greatoo Intelligent Equipment Inc. Class A	24,400	19
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	19
	Mehow Innovative Ltd. Class A	8,036	19
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	19
*,1	HealthyWay Inc.	85,500	19
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	18
	Hunan Aihua Group Co. Ltd. Class A	3,800	18
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	18
	Norinco International Cooperation Ltd. Class A	11,800	18
*	Bright Real Estate Group Co. Ltd. Class A	39,200	18
	Ningbo Yunsheng Co. Ltd. Class A	10,100	18
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	18
	Cangzhou Dahua Co. Ltd. Class A	7,900	18
	Gansu Yasheng Industrial Group Co. Ltd. Class A	33,600	18
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	18
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	18
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	18
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	18
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	18
*	Merit Interactive Co. Ltd. Class A	5,500	18
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	18
	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	18
	XGD Inc. Class A	6,000	18
*	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	24,600	18
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	3,021	18
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	8,700	18
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	17
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	17
*	Visionox Technology Inc. Class A	15,600	17
	Beijing Strong Biotechnologies Inc. Class A	9,900	17
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	17

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Bank of Zhengzhou Co. Ltd. Class A	63,900	17
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	17
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	17
*	TianShan Material Co. Ltd. Class A	30,100	17
*	B-Soft Co. Ltd. Class A	32,160	17
*	Kingsignal Technology Co. Ltd. Class A	9,500	17
	Zhejiang Medicine Co. Ltd. Class A	9,000	17
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	17
*	Xizang Tianlu Co. Ltd. Class A	14,800	17
*	Zhewen Interactive Group Co. Ltd. Class A	15,700	17
	Sanquan Food Co. Ltd. Class A	9,630	17
	Amoy Diagnostics Co. Ltd. Class A	6,420	17
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	17
*	Risen Energy Co. Ltd. Class A	11,800	17
*	Wondershare Technology Group Co. Ltd. Class A	2,237	17
	Chengdu Leejun Industrial Co. Ltd. Class A	13,500	17
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	17
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	17
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	17
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	6,000	17
	Eastcompeace Technology Co. Ltd. Class A	7,200	17
	Chengdu ALD Aviation Manufacturing Corp. Class A	5,300	17
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	17
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	17
*	C*Core Technology Co. Ltd. Class A	3,891	17
	Center International Group Co. Ltd. Class A	10,700	17
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	16
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	16
	Hengdian Entertainment Co. Ltd. Class A	7,000	16
	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	16
	Shenzhen Desay Battery Technology Co. Class A	4,680	16
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	16
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	16
	Xiamen Kingdomway Group Co. Class A	6,600	16
*	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	16
	Jiaze Renewables Co. Ltd.	25,800	16
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	16
	YanTai Shuangta Food Co. Ltd. Class A	24,500	16
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	16
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	16
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	16
	Huadian Heavy Industries Co. Ltd. Class A	16,700	16
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	16
	CETC Digital Technology Co. Ltd. Class A	7,488	16
	Streamax Technology Co. Ltd. Class A	2,200	16
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	16
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	16
*	PNC Process Systems Co. Ltd. Class A	4,320	16
	Chengdu RML Technology Co. Ltd. Class A	3,640	16
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	16
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	16
	Kidswant Digital Technology Co. Ltd. Class A	14,900	16
	BMC Medical Co. Ltd. Class A	2,352	16
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	16
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	16
	CIMC Vehicles Group Co. Ltd. Class A	13,600	16
	Hualan Biological Vaccine Inc. Class A	6,300	16
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	16
	Solareast Holdings Co. Ltd. Class A	14,200	16
	Insigma Technology Co. Ltd. Class A	15,600	16
	Stanley Agricultural Group Co. Ltd. Class A	13,300	16
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	16
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	16
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	16
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	16
	Wuhan East Lake High Technology Group Co. Ltd. Class A	12,900	16
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	11,310	15
*	Telling Telecommunication Holding Co. Ltd. Class A	10,900	15
*	Taiji Computer Corp. Ltd. Class A	7,400	15
*	China Union Holdings Ltd. Class A	24,600	15

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	15
*	Hangjin Technology Co. Ltd. Class A	7,800	15
	Shanghai Environment Group Co. Ltd. Class A	14,400	15
	Lier Chemical Co. Ltd. Class A	6,800	15
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	15
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	15
	New Guomai Digital Culture Co. Ltd. Class A	9,100	15
	Bros Eastern Co. Ltd. Class A	12,800	15
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	15
	Wuxi Boton Technology Co. Ltd. Class A	4,900	15
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	15
	Pylon Technologies Co. Ltd. Class A	2,415	15
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	2,600	15
	China Science Publishing & Media Ltd. Class A	4,700	15
*	Sanwei Holding Group Co. Ltd. Class A	12,900	15
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	15
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	15
*	Shenzhen Topraysolar Co. Ltd. Class A	24,900	15
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	15
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	15
*	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	15
	FESCO Group Co. Ltd. Class A	7,800	15
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	15
	Ningbo Cixing Co. Ltd. Class A	13,600	15
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	15
	HBIS Resources Co. Ltd. Class A	6,200	15
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	4,185	15
*	Beijing Haixin Energy Technology Co. Ltd. Class A	25,400	14
	JSTI Group Class A	18,000	14
	Hongli Zhihui Group Co. Ltd. Class A	12,800	14
*	Financial Street Holdings Co. Ltd. Class A	37,300	14
*	Sinocare Inc. Class A	5,700	14
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	14
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	14
	CTS International Logistics Corp. Ltd. Class A	16,205	14
	CSG Holding Co. Ltd. Class A	24,600	14
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	14
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	14
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	14
*	Beijing eGOVA Co. Ltd. Class A	8,880	14
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	14
*	Wutong Holding Group Co. Ltd. Class A	21,600	14
	COFCO Biotechnology Co. Ltd. Class A	19,000	14
*	Hwa Create Co. Ltd. Class A	7,600	14
	EIT Environmental Development Group Co. Ltd. Class A	5,800	14
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	14
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	14
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	18,300	14
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	14
	Southern Publishing & Media Co. Ltd. Class A	7,800	14
	Kuangda Technology Group Co. Ltd. Class A	16,800	14
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	14
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	6,800	14
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	14
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	14
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	14
*	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	14
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	14
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	14
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	14
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	14
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	14
*	Bio-Thera Solutions Ltd. Class A	4,984	14
	Explosive Co. Ltd. Class A	9,900	14
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	5,000	14
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	13
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	5,040	13
*	Dongjiang Environmental Co. Ltd. Class A	23,400	13
*	Topsec Technologies Group Inc. Class A	13,800	13
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	13

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Aisino Corp. Class A	12,400	13
*	Sun Create Electronics Co. Ltd. Class A	4,600	13
	Suning Universal Co. Ltd. Class A	43,100	13
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	13
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	13
	Sonoscape Medical Corp. Class A	4,400	13
	China Bester Group Telecom Co. Ltd. Class A	4,800	13
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	13
*	Zhuhai Zhumian Group Co. Ltd.	19,500	13
	Henan Zhongyuan Expressway Co. Ltd. Class A	22,700	13
	China Publishing & Media Co. Ltd. Class A	16,700	13
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	13
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	13
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	13
	Edifier Technology Co. Ltd. Class A	8,600	13
	Shenzhen Leaguer Co. Ltd. Class A	12,000	13
	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	13
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	13
*	Xian International Medical Investment Co. Ltd. Class A	21,700	13
	Hangzhou Onechance Tech Corp. Class A	3,700	13
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	13
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	13
	Beyondsoft Corp. Class A	8,800	13
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	13
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	13
	Fujian Boss Software Development Co. Ltd. Class A	10,300	13
*	Guizhou Zhenhua E-chem Inc. Class A	8,631	13
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	13
	Bank of Lanzhou Co. Ltd. Class A	41,400	13
	China Agriculture Development Seed Group Co. Ltd. Class A	12,600	13
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	13
	Sinomach Automobile Co. Ltd. Class A	16,900	13
	Chongqing Port Co. Ltd. Class A	20,200	13
*,1	WellCell Holdings Co. Ltd.	455,200	13
	Guomai Technologies Inc. Class A	11,900	12
*	Daan Gene Co. Ltd. Class A	14,600	12
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	12
	Wushang Group Co. Ltd. Class A	10,850	12
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	12
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	12
	Jiangling Motors Corp. Ltd. Class A	4,800	12
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	12
	Dashang Co. Ltd. Class A	5,457	12
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	12
*	ADAMA Ltd. Class A	14,800	12
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	12
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	12
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	12
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	8,200	12
	Shunfa Hengneng Corp. Class A	26,200	12
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	12
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	12
*	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	12
*	263 Network Communications Co. Ltd. Class A	17,400	12
	Fujian Expressway Development Co. Ltd. Class A	22,000	12
	Orient International Enterprise Ltd. Class A	12,000	12
*	Yueyang Forest & Paper Co. Ltd. Class A	23,300	12
	Aotecar New Energy Technology Group Co. Ltd. Class A	30,000	12
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	12
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	12
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	15,300	12
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	12
	Guobang Pharma Ltd. Class A	5,320	12
	Shandong Lukang Pharma Class A	10,300	12
*	Shenma Industry Co. Ltd. Class A	11,950	12
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	12
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	12
	Huangshan Novel Co. Ltd. Class A	7,200	12

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	12
	Mesnac Co. Ltd. Class A	14,000	12
*	Sinodata Co. Ltd. Class A	4,800	12
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	12
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	12
*	Duolun Technology Corp. Ltd. Class A	12,100	12
	Shenzhen Airport Co. Ltd. Class A	11,600	11
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	11
	NanJi E-Commerce Co. Ltd. Class A	23,700	11
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	11
	PCI Technology Group Co. Ltd. Class A	14,900	11
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	11
	Guangshen Railway Co. Ltd. Class A	24,400	11
	Tianjin Port Co. Ltd. Class A	17,000	11
*	Shanying International Holding Co. Ltd. Class A	55,000	11
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	11
*	China Wuyi Co. Ltd. Class A	28,200	11
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	11
*	Tangrenshen Group Co. Ltd. Class A	18,660	11
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	11
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	11
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	11
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	11
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	11
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	11
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	11
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	11
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	11
*	Neusoft Corp. Class A	8,600	11
	Time Publishing & Media Co. Ltd. Class A	9,100	11
	China Animal Husbandry Industry Co. Ltd. Class A	11,100	11
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	11
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	11
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	15,800	11
	Era Co. Ltd. Class A	18,600	11
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	11
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	11
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	11
*	Archermind Technology Co. Ltd. Class A	2,080	11
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	3,080	11
	ZWSOFT Co. Ltd. Guangzhou Class A	1,463	11
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	11
	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	11
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	11
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	11
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	11
	Xiangyu Medical Co. Ltd. Class A	1,656	11
	Tianneng Battery Group Co. Ltd. Class A	3,458	11
*	ABA Chemicals Corp. Class A	15,400	11
*	Anyang Iron & Steel Inc. Class A	40,900	11
*	Hainan Expressway Co. Ltd. Class A	15,900	11
*	Hainan Haiyao Co. Ltd. Class A	14,300	11
	Qiming Information Technology Co. Ltd. Class A	5,100	11
	Shanghai Baolong Automotive Corp. Class A	2,600	11
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	6,500	11
	Huatu Cendes Co. Ltd. Class A	3,080	11
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	10
	Suofeiya Home Collection Co. Ltd. Class A	8,600	10
	China Railway Tielong Container Logistics Co. Ltd. Class A	12,700	10
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	10
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	10
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	10
	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	10
*	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	10
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	10
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	10
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	10
	China Television Media Ltd. Class A	5,400	10
	Bestore Co. Ltd. Class A	7,300	10
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Windey Energy Technology Group Co. Ltd. Class A	7,150	10
	Sansure Biotech Inc. Class A	4,179	10
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	10
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	10
	Yunnan Energy Investment Co. Ltd. Class A	7,100	10
	Guotai Epoint Software Co. Ltd. Class A	3,530	10
*	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	10
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	10
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	10
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	10
	Fujian Apex Software Co. Ltd. Class A	2,400	10
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	10
	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	10
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	10
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	8,100	10
*,1	XXF Group Holdings Ltd.	180,000	10
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	9
*	5I5J Holding Group Co. Ltd. Class A	20,800	9
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	28,400	9
*	Cinda Real Estate Co. Ltd. Class A	23,500	9
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	9
	Sunyard Technology Co. Ltd. Class A	5,700	9
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	9
*	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	17,600	9
	CITIC Press Corp. Class A	2,400	9
*	China Express Airlines Co. Ltd. Class A	9,600	9
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	9
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	9
*	Cybrid Technologies Inc. Class A	5,100	9
*	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	9
*	Appotronics Corp. Ltd. Class A	5,638	9
*	Fenbi Ltd.	226,500	9
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	9
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	9
*	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	9
*	Arctech Solar Holding Co. Ltd. Class A	2,565	9
	Nanjing Cosmos Chemical Co. Ltd. Class A	5,880	9
	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	9
	Guizhou Tyre Co. Ltd. Class A	14,300	9
*	Guangdong Yowant Technology Group Co. Ltd. Class A	11,000	9
*	Hanwang Technology Co. Ltd. Class A	3,500	9
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	9
*	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	8
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	8
	Vatti Corp. Ltd. Class A	11,700	8
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	8
*	Beijing North Star Co. Ltd. Class A	31,900	8
	Sumavision Technologies Co. Ltd. Class A	11,000	8
*	Focused Photonics Hangzhou Inc. Class A	4,200	8
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	8
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	8
	Jinneng Science & Technology Co. Ltd. Class A	8,500	8
	Unilumin Group Co. Ltd. Class A	9,400	8
	KPC Pharmaceuticals Inc. Class A	6,400	8
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	8
	Canny Elevator Co. Ltd. Class A	9,500	8
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	8
*	Client Service International Inc. Class A	6,250	8
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	8
	Jinlei Technology Co. Ltd. Class A	2,700	8
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	8
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	8
*	Qingdao Gaoce Technology Co. Ltd. Class A	6,407	8
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	8
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	3,136	8
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	8
*	Bright Eye Hospital Group Co. Ltd. Class A	1,600	8
*	Jiangsu General Science Technology Co. Ltd. Class A	13,800	8

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	8
*	Qingdao Citymedia Co. Ltd. Class A	9,900	8
	Guoguang Electric Co. Ltd. Class A	5,900	8
	Joyoung Co. Ltd. Class A	5,800	7
	Luoniushan Co. Ltd. Class A	7,800	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	7
*	China West Construction Group Co. Ltd. Class A	10,000	7
	Shinva Medical Instrument Co. Ltd. Class A	3,900	7
	Shandong Xiantan Group Co. Ltd.	7,300	7
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	7
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	7
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	7
*	Altenergy Power System Inc. Class A	1,493	7
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,300	7
	BXN Holding Co. Ltd. Class A	10,800	7
	Beijing SuperMap Software Co. Ltd. Class A	4,000	6
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	6
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	6
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	6
	Shandong Head Group Co. Ltd. Class A	2,000	6
	Jingjin Equipment Inc. Class A	3,760	6
*	Triumph New Energy Co. Ltd. Class A	5,200	6
	Truking Technology Ltd. Class A	4,900	6
*	Wencan Group Co. Ltd. Class A	2,800	6
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	6
	Hubei Century Network Technology Co. Ltd. Class A	5,200	6
*	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	6
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	5
	Bear Electric Appliance Co. Ltd. Class A	1,100	5
	Lancy Co. Ltd. Class A	2,300	5
	Ligao Foods Co. Ltd. Class A	1,200	5
	Luyang Energy-Saving Materials Co. Ltd.	4,400	5
*	Beijing Sinohytec Co. Ltd. Class A	1,911	5
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	5
*	Beijing North Star Co. Ltd. Class H	44,000	4
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	4
*,2	Orient Group Inc.	32,200	2
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	—
*,2	Blivex Energy Technology Co. Ltd.	49,300	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
*,2	China Dili Group	378,000	—
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	—
			473,000
Colombia (0.0%)
	Grupo Cibest SA	44,764	1,180
	Interconexion Electrica SA ESP	84,916	752
	Grupo Cibest SA ADR	7,617	732
	Cementos Argos SA	111,378	380
			3,044
Czech Republic (0.0%)
	Komercni Banka A/S	15,622	798
[3]	Moneta Money Bank A/S	56,932	534
			1,332
Denmark (1.2%)
	Novo Nordisk A/S Class B	647,128	29,307
	DSV A/S	39,709	8,344
	Danske Bank A/S	128,027	7,401
	Vestas Wind Systems A/S	201,174	6,671
	Novonesis Novozymes B	70,945	5,097
*	Genmab A/S	12,159	4,018
	AP Moller - Maersk A/S Class B	629	2,107
	Pandora A/S	15,281	2,016
	Coloplast A/S Class B	26,902	1,912
*	NKT A/S	10,957	1,557

ESG International Stock ETF
		Shares	Market Value• ($000)
	AP Moller - Maersk A/S Class A	442	1,430
	Tryg A/S	59,833	1,429
	Ringkjoebing Landbobank A/S	5,102	1,423
	Jyske Bank A/S (Registered)	8,190	1,392
	AL Sydbank	13,089	1,381
	ALK-Abello A/S Class B	27,210	882
	FLSmidth & Co. A/S	9,571	876
*	Demant A/S	16,760	750
*	Zealand Pharma A/S	14,057	654
*	Bavarian Nordic A/S	16,038	541
	ROCKWOOL A/S Class B	16,038	514
*,3	Netcompany Group A/S	8,326	403
*	GN Store Nord A/S	24,931	373
	Per Aarsleff Holding A/S	3,397	369
	Alm Brand A/S	135,109	361
	H Lundbeck A/S	50,485	330
	Ambu A/S Class B	28,606	315
	Schouw & Co. A/S	2,184	265
	Chemometec A/S	3,326	256
*	Dfds A/S	6,258	146
*	NTG Nordic Transport Group A/S	3,120	136
	UIE plc	2,116	130
	H Lundbeck A/S Class A	15,796	103
*	Gubra A/S	1,387	82
			82,971
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	536,428	1,438
	Telecom Egypt Co.	114,206	260
	EFG Holding S.A.E.	235,464	119
			1,817
Finland (0.7%)
	Nordea Bank Abp	653,511	13,339
	Nokia OYJ	1,022,506	10,399
	Sampo OYJ Class A (XHEL)	469,684	5,293
	Kone OYJ Class B	64,388	3,938
	Orion OYJ Class B	21,758	1,996
	Stora Enso OYJ	118,787	1,394
	Kesko OYJ Class B	52,899	1,379
	Elisa OYJ	28,864	1,177
	Valmet OYJ	29,420	978
	Mandatum OYJ	89,559	659
	Huhtamaki OYJ	17,249	642
	Outokumpu OYJ	77,077	504
	Nokian Renkaat OYJ	23,066	441
	Tieto OYJ	18,995	437
	Kalmar OYJ Class B	7,439	335
	Sampo OYJ Class A	28,955	327
	Lumo Kodit OYJ	30,033	282
*	QT Group OYJ	4,365	182
[3]	Terveystalo OYJ	13,916	123
*	YIT OYJ	24,844	96
	Finnair OYJ	14,604	76
	Tokmanni Group Corp.	8,131	70
*,1	Revenio Group OYJ	3,982	69
			44,136
France (3.0%)
	BNP Paribas SA	198,483	23,631
	Sanofi SA	218,772	19,451
	AXA SA	329,459	16,450
	Hermes International SCA	6,933	12,683
	L'Oreal SA Loyalty Shares	27,027	12,034
	Societe Generale SA	137,137	11,552
	EssilorLuxottica SA	59,418	11,027
	Danone SA	127,879	9,536
	Legrand SA	52,054	8,259
	Orange SA	431,586	7,717
	L'Oreal SA (XPAR)	15,839	7,052
	Publicis Groupe SA	47,496	5,572

ESG International Stock ETF
		Shares	Market Value• ($000)
	Cie Generale des Etablissements Michelin SCA	129,731	5,264
	Kering SA	14,247	4,198
	Credit Agricole SA	184,918	3,974
	Unibail-Rodamco-Westfield	24,681	2,792
	Accor SA	44,599	2,401
	Carrefour SA	117,362	2,132
	Klepierre SA	45,003	1,957
	Eurofins Scientific SE	23,126	1,946
	Rexel SA	45,120	1,881
	L'Oreal SA	3,652	1,626
	Edenred SE	46,424	1,619
	SCOR SE	35,178	1,377
	Ipsen SA	7,132	1,351
	Renault SA	38,094	1,313
[3]	Amundi SA	11,768	1,288
*	Alstom SA	67,660	1,285
	Sartorius Stedim Biotech	5,573	1,268
	Getlink SE	57,500	1,258
	Elis SA	38,458	1,069
	Aeroports de Paris SA	8,292	1,039
[3]	Ayvens SA	69,642	920
	Arkema SA	11,506	801
	Gecina SA	9,942	790
	BioMerieux	8,331	725
	Valeo SE	41,678	696
*	SOITEC	4,996	669
	Covivio SA	10,763	626
	Sodexo SA Loyalty Shares	8,787	590
	Sopra Steria Group	2,823	585
	Wendel SE	4,757	471
	SES SA Class A ADR	72,903	414
	JCDecaux SE	15,127	413
	Coface SA	21,682	399
	Sodexo SA	5,342	359
	Virbac SACA	903	338
	IPSOS SA	7,084	317
*	Air France-KLM	23,061	309
	Societe BIC SA	3,799	300
	Eurazeo SE Loyalty Shares	5,067	295
*	Forvia SE (XPAR)	27,639	293
	Pluxee NV	15,299	285
	Trigano SA	1,574	283
	Mercialys SA	21,129	272
	Argan SA	3,214	270
[1]	Vusion	1,627	243
	ICADE	11,129	235
	Vivendi SE	124,049	232
	Carmila SA	12,444	229
*	ID Logistics Group SACA	595	229
	SEB SA Loyalty Shares	3,202	222
*	Clariane SE	46,776	216
	Derichebourg SA	19,884	213
	Vicat SACA	2,703	202
	Imerys SA	6,175	178
	Robertet SA	182	171
	Altarea SCA	1,487	162
	Television Francaise 1 SA	20,156	160
	Eurazeo SE	2,692	157
	Opmobility	10,284	151
	Interparfums SA	4,442	146
*,1	Eutelsat Communications SACA	67,905	145
[1]	Metropole Television SA	10,126	141
	Sodexo SA Loyalty Shares 2026	2,080	140
	LISI SA (XPAR)	1,963	138
	SEB SA	1,869	130
*,1,3	Worldline SA	8,111	129
*,1	Ubisoft Entertainment SA	20,153	118
	Planisware SA	3,900	113
	LISI SA Loyalty Shares	1,539	109
	Antin Infrastructure Partners SA	9,443	96

ESG International Stock ETF
		Shares	Market Value• ($000)
	Stef SA	650	94
*	OVH Groupe SA	4,712	82
	Quadient SA	5,278	81
	GL Events SACA	2,356	81
[3]	Verallia SA	3,347	76
*,3	X-Fab Silicon Foundries SE	9,989	70
	Peugeot Invest SA	1,006	66
*	Nexity SA	8,578	66
	Fnac Darty SA	1,627	65
	Manitou BF SA	2,634	63
*,1	Voltalia SA (Registered)	7,672	61
	Wavestone	1,512	59
[1,3]	Elior Group SA	23,171	55
	Equasens	1,322	50
	Beneteau SACA	5,963	40
	LISI SA	466	33
*	Forvia SE (MTAA)	2,833	30
			202,899
Germany (4.9%)
	Siemens AG (Registered)	149,300	49,494
	SAP SE	209,679	46,148
	Allianz SE (Registered)	77,696	40,520
	Deutsche Telekom AG (Registered)	698,274	22,948
	Infineon Technologies AG	265,774	17,325
	Deutsche Bank AG (Registered)	348,603	13,961
	Deutsche Boerse AG	36,980	12,358
	Deutsche Post AG	187,182	12,158
	Bayer AG (Registered)	201,555	11,472
	BASF SE	179,692	11,032
	Mercedes-Benz Group AG	154,193	8,438
	Commerzbank AG	131,403	6,114
	adidas AG	33,816	5,923
	Daimler Truck Holding AG	101,751	5,510
	Bayerische Motoren Werke AG	66,010	4,736
	Fresenius SE & Co. KGaA	83,839	4,390
	Merck KGaA	26,468	4,260
	Hannover Rueck SE	12,252	3,661
[3]	Siemens Healthineers AG	75,008	3,395
	Vonovia SE	149,816	3,337
	Symrise AG Class A	26,860	2,870
	GEA Group AG	30,216	2,352
*,3	Delivery Hero SE Class A	45,599	1,937
	Beiersdorf AG	21,135	1,935
[1]	Fresenius Medical Care AG	40,706	1,863
	Continental AG	22,129	1,825
	QIAGEN NV	41,482	1,791
	Talanx AG	12,238	1,773
	Knorr-Bremse AG	13,589	1,662
	Henkel AG & Co. KGaA	18,932	1,547
*,3	Zalando SE	47,463	1,350
[3]	Scout24 SE	13,960	1,290
	Evonik Industries AG	51,333	1,132
*	Nordex SE	25,511	1,120
	Deutsche Lufthansa AG (Registered)	123,093	1,115
[1]	Aurubis AG	5,310	1,089
	Nemetschek SE	11,697	952
	AIXTRON SE	22,866	949
	LEG Immobilien SE	15,135	862
	CTS Eventim AG & Co. KGaA	11,674	789
	Rational AG	1,046	763
	KION Group AG	14,567	747
	TUI AG	91,192	741
	flatexDEGIRO SE	16,140	717
	Bechtle AG	16,450	710
	Freenet AG	25,011	706
	K+S AG (Registered)	36,165	693
*,1,3	Auto1 Group SE	22,767	593
*	Puma SE	19,961	588
	TAG Immobilien AG	37,176	545

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fraport AG Frankfurt Airport Services Worldwide	7,407	543
[3]	DWS Group GmbH & Co. KGaA	5,891	517
	Jenoptik AG	10,681	494
	United Internet AG (Registered)	14,433	456
	Deutz AG	29,055	429
*	IONOS Group SE	9,719	397
	Salzgitter AG	6,005	396
	Aroundtown SA	171,139	379
*	Wacker Chemie AG	3,357	365
	Krones AG	2,541	356
	Schaeffler AG	39,223	336
[3]	Befesa SA	7,630	319
	LANXESS AG	17,134	297
	Stroeer SE & Co. KGaA	6,132	279
	FUCHS SE	6,972	279
[1]	Carl Zeiss Meditec AG	7,106	264
*,3	TeamViewer SE	32,293	263
	RTL Group SA	7,000	260
	Alzchem Group AG	1,294	247
	HUGO BOSS AG	5,284	237
*,3	Covestro AG	3,406	237
*,1,3	Redcare Pharmacy NV	3,257	236
*,1	Gerresheimer AG	6,325	206
	Elmos Semiconductor SE	1,346	205
	Hornbach Holding AG & Co. KGaA	2,050	197
	Fielmann Group AG	4,293	194
*,1	Kontron AG	7,614	193
	Duerr AG	8,938	191
	Atoss Software SE	1,609	189
*	Siltronic AG	2,004	184
	Deutsche Wohnen SE	9,029	183
	KWS Saat SE & Co. KGaA	1,967	179
*,1	Suedzucker AG	12,081	179
*	SMA Solar Technology AG	2,524	173
	Schott Pharma AG & Co. KGaA	6,404	172
	Sixt SE	1,992	169
	1&1 AG	5,104	138
	Vossloh AG	1,938	137
[1]	Norma Group SE	5,819	135
	Springer Nature AG & Co. KGaA	5,832	133
	Wacker Neuson SE	4,792	127
*,1	Evotec SE	33,571	126
	CANCOM SE	4,952	126
	Nagarro SE	1,321	119
	Eckert & Ziegler SE	7,716	116
*	Verbio SE	3,176	115
*	CECONOMY AG	22,240	106
	Pfeiffer Vacuum Technology AG	548	105
[1]	Dermapharm Holding SE	2,327	105
[1]	GFT Technologies SE	3,135	92
	Stabilus SE	4,550	91
*,1,3	Deutsche Pfandbriefbank AG	22,990	90
*	HelloFresh SE	27,112	86
*,1	Hypoport SE	826	84
	Grand City Properties SA	6,555	71
	Wuestenrot & Wuerttembergische AG	4,084	68
	GRENKE AG	4,838	66
*,1	Douglas AG	6,781	63
[1]	PNE AG	7,253	62
*	CECONOMY AG (XETR)	12,102	57
	Secunet Security Networks AG	268	56
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,439	51
	Adesso SE	663	49
	Deutsche EuroShop SE	2,227	48
	ProSiebenSat.1 Media SE	10,804	48
	PATRIZIA SE	5,313	46
[1]	Energiekontor AG	1,543	46
	Draegerwerk AG & Co. KGaA	311	30
			337,178

ESG International Stock ETF
		Shares	Market Value• ($000)
Greece (0.2%)
	National Bank of Greece SA	168,086	3,285
	Eurobank SA	491,743	2,608
	Piraeus Bank SA	217,727	2,591
	Alpha Bank SA	322,673	1,711
	Bank of Cyprus Holdings plc	72,652	903
	Hellenic Telecommunications Organization SA	32,271	741
	JUMBO SA	22,907	690
	Optima bank SA	36,230	512
	Titan SA	7,286	462
	Holding Co. ADMIE IPTO SA	35,652	187
	Athens International Airport SA	11,913	145
	Aegean Airlines SA	8,428	119
*	LAMDA Development SA	14,049	104
*	Aktor SA Holding Co. Technical & Energy Projects	8,539	102
	Sarantis SA	4,643	78
	Piraeus Port Authority SA	1,271	62
	Fourlis Holdings SA	12,102	58
	Quest Holdings SA	5,654	48
	Autohellas Tourist & Trading SA	3,090	42
	Ideal Holdings SA	5,655	39
	Euronext Athens Holding SA	2,318	23
	Ellaktor SA	13,171	20
			14,530
Hong Kong (1.2%)
	AIA Group Ltd.	2,142,000	20,708
	Hong Kong Exchanges & Clearing Ltd.	241,900	13,079
	Lenovo Group Ltd.	1,538,000	5,893
	Techtronic Industries Co. Ltd.	290,500	4,996
	BOC Hong Kong Holdings Ltd.	732,500	4,913
	Sun Hung Kai Properties Ltd.	261,000	3,855
	Link REIT	535,720	2,640
	Hongkong Land Holdings Ltd.	198,500	1,617
	SITC International Holdings Co. Ltd.	263,000	1,599
[3]	WH Group Ltd.	1,600,092	1,510
	ASMPT Ltd.	64,100	1,338
	Wharf Real Estate Investment Co. Ltd.	329,000	1,292
	MTR Corp. Ltd.	311,500	1,283
	Sino Land Co. Ltd.	796,000	1,048
	Henderson Land Development Co. Ltd.	287,400	981
*	MMG Ltd.	831,200	973
	AAC Technologies Holdings Inc.	144,500	818
	Swire Pacific Ltd. Class B	392,500	763
	Shenzhou International Group Holdings Ltd.	164,484	734
	Swire Properties Ltd.	190,000	580
	PRADA SpA	106,700	556
	Chow Tai Fook Jewellery Group Ltd.	334,800	551
	Orient Overseas International Ltd.	26,000	520
	Cathay Pacific Airways Ltd.	283,181	519
	PCCW Ltd.	742,590	507
	Wharf Holdings Ltd.	188,000	451
	Bank of East Asia Ltd.	186,800	440
[3]	Samsonite Group SA	278,400	432
[3]	BOC Aviation Ltd.	44,300	424
	Swire Pacific Ltd. Class A	29,000	394
[1]	Xinyi Glass Holdings Ltd.	335,000	374
	Want Want China Holdings Ltd.	892,000	349
	Time Interconnect Technology Ltd.	133,000	303
	Hang Lung Properties Ltd.	328,000	292
*	Duality Biotherapeutics Inc.	12,300	289
	Yue Yuen Industrial Holdings Ltd.	160,500	275
	Kerry Properties Ltd.	108,500	255
*,1	New World Development Co. Ltd.	292,533	245
*,3	HBM Holdings Ltd.	133,000	239
	DFI Retail Group Holdings Ltd.	63,900	237
	Hysan Development Co. Ltd.	116,000	235
	United Laboratories International Holdings Ltd.	216,000	227
*,1,3	FIT Hon Teng Ltd.	335,000	227
	VTech Holdings Ltd.	34,000	222

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hang Lung Group Ltd.	135,000	213
	VSTECS Holdings Ltd.	164,000	206
	CTF Services Ltd.	200,200	204
	Johnson Electric Holdings Ltd.	75,000	187
[1]	Guotai Junan International Holdings Ltd.	495,000	181
	Cowell e Holdings Inc.	55,000	179
*,1	OSL Group Ltd.	119,500	178
	Luk Fook Holdings International Ltd.	63,180	175
	Dah Sing Financial Holdings Ltd.	29,600	171
	Stella International Holdings Ltd.	103,500	164
*,1	Bright Smart Securities & Commodities Group Ltd.	170,000	162
*,1	Vobile Group Ltd.	408,000	159
	Nexteer Automotive Group Ltd.	240,000	155
*,1	Envision Greenwise Holdings Ltd.	247,204	145
	Fortune REIT	247,000	140
	Dah Sing Banking Group Ltd.	73,200	134
*,1	Realord Technology Co. Ltd.	106,000	123
*,1,3	CARsgen Therapeutics Holdings Ltd.	73,000	123
	Man Wah Holdings Ltd.	286,800	113
	Prosperity REIT	571,000	107
	CITIC Telecom International Holdings Ltd.	343,000	107
	Vitasoy International Holdings Ltd.	120,000	99
	Chow Sang Sang Holdings International Ltd.	55,000	98
	Shangri-La Asia Ltd.	186,000	96
[1]	Cirrus Aircraft Ltd.	15,500	95
	Giordano International Ltd.	516,000	92
*	Deep Source Holdings Ltd.	1,130,000	81
	Nanshan Aluminium International Holdings Ltd.	24,400	81
	SY Holdings Group Ltd.	88,500	73
	SmarTone Telecommunications Holdings Ltd.	115,000	71
	SUNeVision Holdings Ltd.	109,000	68
[2]	Jinchuan Group International Resources Co. Ltd.	784,000	64
	China Travel International Investment Hong Kong Ltd.	412,000	61
	HKBN Ltd.	73,000	57
	Value Partners Group Ltd.	216,000	54
	IGG Inc.	137,000	53
	K Wah International Holdings Ltd.	192,000	50
	Hutchison Telecommunications Hong Kong Holdings Ltd.	326,000	48
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	58,000	44
*	Texhong International Group Ltd.	49,000	39
	Truly International Holdings Ltd.	334,000	36
*,3	IMAX China Holding Inc.	32,300	35
	Cafe de Coral Holdings Ltd.	50,000	34
*	TVB Ltd.	108,000	31
	KLN Logistics Group Ltd.	39,500	28
*	Far East Consortium International Ltd.	274,000	23
*	Shun Tak Holdings Ltd.	348,000	21
	Singamas Container Holdings Ltd.	362,000	20
	Asia Cement China Holdings Corp.	93,000	20
	LK Technology Holdings Ltd.	87,500	15
	C-Mer Medical Holdings Ltd.	96,000	10
			84,106
Hungary (0.1%)
	OTP Bank Nyrt.	46,192	6,644
	Richter Gedeon Nyrt.	27,720	1,156
	Magyar Telekom Telecommunications plc	54,955	441
	Opus Global Nyrt.	70,786	72
			8,313
Iceland (0.0%)
[3]	Arion Banki HF	291,114	451
	Islandsbanki HF	378,912	446
	Hagar hf	178,547	180
	Festi hf	50,621	127
	Reitir fasteignafelag hf	123,407	117
*	Alvotech SA	22,471	117
	Kvika banki hf	763,073	83
	Heimar HF	268,301	78
	Sjova-Almennar Tryggingar hf	152,709	55
	Eimskipafelag Islands hf	20,593	47

ESG International Stock ETF
		Shares	Market Value• ($000)
	Asar HF	396,130	40
	Skagi Hf	252,748	39
*	Icelandair Group HF	5,645,409	32
			1,812
India (3.9%)
	HDFC Bank Ltd.	2,319,328	17,230
	ICICI Bank Ltd.	1,078,522	16,429
	Bharti Airtel Ltd.	617,319	11,734
	Infosys Ltd.	695,270	8,279
	Axis Bank Ltd.	465,952	6,352
	Bajaj Finance Ltd.	552,315	6,124
	Kotak Mahindra Bank Ltd.	1,111,654	4,889
	Sun Pharmaceutical Industries Ltd.	216,095	4,500
	State Bank of India	375,427	4,174
	Titan Co. Ltd.	74,576	3,990
	Hindustan Unilever Ltd.	180,593	3,728
	Maruti Suzuki India Ltd.	25,710	3,658
	Shriram Finance Ltd.	282,132	3,283
*	Eternal Ltd.	920,146	3,166
	HCL Technologies Ltd.	205,348	2,823
	Asian Paints Ltd.	94,279	2,621
	Divi's Laboratories Ltd.	25,694	2,553
	Power Grid Corp. of India Ltd.	905,812	2,507
	Eicher Motors Ltd.	29,390	2,454
	Nestle India Ltd.	143,210	2,250
	TVS Motor Co. Ltd.	46,875	2,134
*,3	InterGlobe Aviation Ltd.	38,554	2,114
	Apollo Hospitals Enterprise Ltd.	20,378	1,903
	Cipla Ltd.	116,809	1,727
	Bajaj Auto Ltd.	13,390	1,706
	Trent Ltd.	55,473	1,676
	Cholamandalam Investment & Finance Co. Ltd.	85,961	1,674
[3]	SBI Life Insurance Co. Ltd.	91,000	1,662
	Jio Financial Services Ltd.	641,904	1,625
	Max Healthcare Institute Ltd.	147,936	1,618
	Bajaj Finserv Ltd.	75,998	1,611
	Samvardhana Motherson International Ltd.	898,140	1,607
	Dr Reddy's Laboratories Ltd.	129,715	1,580
	Torrent Pharmaceuticals Ltd.	29,577	1,574
	Hero MotoCorp Ltd.	26,187	1,497
*	One 97 Communications Ltd.	82,240	1,481
[3]	Laurus Labs Ltd.	72,812	1,463
	Coforge Ltd.	69,066	1,437
	Tata Consumer Products Ltd.	130,956	1,426
	Britannia Industries Ltd.	25,765	1,420
	Federal Bank Ltd.	374,188	1,400
	BSE Ltd.	39,951	1,375
*	PB Fintech Ltd.	68,282	1,344
	Indian Hotels Co. Ltd. Class A	172,222	1,334
	Wipro Ltd.	668,057	1,293
	Persistent Systems Ltd.	20,927	1,227
[3]	AU Small Finance Bank Ltd.	105,339	1,201
	GE Vernova T&D India Ltd.	25,247	1,178
[3]	HDFC Life Insurance Co. Ltd.	205,557	1,172
	Dixon Technologies India Ltd.	7,482	1,165
*,3	Avenue Supermarts Ltd.	28,015	1,147
	Varun Beverages Ltd.	272,101	1,143
	Pidilite Industries Ltd.	63,215	1,120
	Lupin Ltd.	48,542	1,115
*	Suzlon Energy Ltd.	2,230,750	1,112
	Indus Towers Ltd.	267,131	1,090
[3]	HDFC Asset Management Co. Ltd.	39,305	1,081
	Ashok Leyland Ltd.	577,490	1,064
	Power Finance Corp. Ltd.	292,745	1,032
*	Aurobindo Pharma Ltd.	54,560	983
	Info Edge India Ltd.	70,733	974
	Bosch Ltd.	1,831	962
*	Adani Energy Solutions Ltd.	63,688	947
	DLF Ltd.	129,975	942

ESG International Stock ETF
		Shares	Market Value• ($000)
*	FSN E-Commerce Ventures Ltd.	250,902	919
	Fortis Healthcare Ltd.	95,874	913
	IndusInd Bank Ltd.	84,561	902
	Multi Commodity Exchange of India Ltd.	25,208	899
	Marico Ltd.	103,916	894
*	Max Financial Services Ltd.	52,583	868
*	Swiggy Ltd.	292,042	863
	REC Ltd.	253,933	861
*	Yes Bank Ltd.	3,535,646	847
*	APL Apollo Tubes Ltd.	36,286	846
*	Vodafone Idea Ltd.	5,484,348	824
	SRF Ltd.	30,091	808
	Embassy Office Parks REIT	174,470	804
[3]	ICICI Lombard General Insurance Co. Ltd.	47,615	783
*	Adani Green Energy Ltd.	59,612	759
	Godrej Consumer Products Ltd.	79,876	755
	IDFC First Bank Ltd.	837,616	755
[3]	Sona Blw Precision Forgings Ltd.	88,303	753
	Phoenix Mills Ltd.	37,507	748
	KEI Industries Ltd.	12,411	748
	Glenmark Pharmaceuticals Ltd.	28,440	741
	Biocon Ltd.	165,227	714
[3]	Lodha Developers Ltd.	56,421	710
	Bajaj Holdings & Investment Ltd.	5,563	680
	UPL Ltd.	113,113	667
	Mphasis Ltd.	25,841	658
	Navin Fluorine International Ltd.	7,226	658
	Zydus Lifesciences Ltd.	53,894	657
*	Mankind Pharma Ltd.	25,690	652
	Muthoot Finance Ltd.	20,841	651
	Havells India Ltd.	49,254	643
	Tube Investments of India Ltd.	22,043	643
*	Vishal Mega Mart Ltd.	550,735	639
	Union Bank of India Ltd.	320,969	635
	Godrej Properties Ltd.	29,977	633
	360 ONE WAM Ltd.	50,836	627
*	Aditya Birla Capital Ltd.	144,271	619
	NHPC Ltd.	760,770	612
	Oracle Financial Services Software Ltd.	4,570	601
	Hindustan Zinc Ltd.	94,046	587
	Voltas Ltd.	46,663	585
	Ipca Laboratories Ltd.	27,824	577
	Steel Authority of India Ltd.	279,746	572
	Piramal Finance Ltd.	23,525	568
	Punjab National Bank	470,476	563
	Colgate-Palmolive India Ltd.	28,019	558
*	Delhivery Ltd.	116,333	557
	Mahindra & Mahindra Financial Services Ltd.	138,513	542
*	GMR Airports Ltd.	545,543	536
	Prestige Estates Projects Ltd.	31,047	532
	Bank of Baroda	208,753	522
	Indian Bank	55,031	518
[3]	Gland Pharma Ltd.	16,804	510
	Dabur India Ltd.	125,389	501
	Alkem Laboratories Ltd.	8,916	499
[3]	Aster DM Quality Care Ltd.	62,098	493
	Coromandel International Ltd.	24,242	485
	UNO Minda Ltd.	35,202	471
	WAAREE Energies Ltd.	17,228	471
	Canara Bank	344,228	458
[3]	Brookfield India Real Estate Trust	127,329	457
	Oberoi Realty Ltd.	23,170	454
[3]	Nippon Life India Asset Management Ltd.	36,874	453
	Redington Ltd.	119,912	451
	Computer Age Management Services Ltd.	52,573	431
	Supreme Industries Ltd.	11,512	430
	Page Industries Ltd.	1,136	427
	Jubilant Foodworks Ltd.	80,718	421
	Tata Communications Ltd.	23,246	420
	SBI Cards & Payment Services Ltd.	62,162	420

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	PNB Housing Finance Ltd.	34,686	418
	Astral Ltd.	25,732	411
[3]	ICICI Prudential Life Insurance Co. Ltd.	75,168	408
*,3	SAI Life Sciences Ltd.	26,642	408
	Manappuram Finance Ltd.	112,945	403
	PI Industries Ltd.	16,139	402
	Neuland Laboratories Ltd.	1,665	402
[3]	RBL Bank Ltd.	98,746	394
	Blue Star Ltd.	25,229	387
*,3	Krishna Institute of Medical Sciences Ltd.	48,051	381
[3]	Sansera Engineering Ltd.	9,015	380
*	Sterlite Technologies Ltd.	48,968	375
	Karur Vysya Bank Ltd.	102,711	375
	Hindustan Copper Ltd.	67,372	371
	Schaeffler India Ltd.	8,732	368
	ITC Hotels Ltd.	218,395	367
	Balkrishna Industries Ltd.	15,206	364
	Exide Industries Ltd.	78,078	361
	Gujarat Fluorochemicals Ltd.	7,335	361
	Indian Railway Catering & Tourism Corp. Ltd.	70,975	358
[3]	Indian Railway Finance Corp. Ltd.	405,900	355
	Anand Rathi Wealth Ltd.	15,082	349
	Acutaas Chemicals Ltd.	10,530	349
*	Amber Enterprises India Ltd.	4,248	340
	Ajanta Pharma Ltd.	8,968	339
	Motilal Oswal Financial Services Ltd.	30,816	337
*	Poonawalla Fincorp Ltd.	69,277	337
	Central Depository Services India Ltd.	22,309	328
*	Wockhardt Ltd.	16,452	325
*	Sammaan Capital Ltd.	210,745	324
[3]	Dr Lal PathLabs Ltd.	15,754	320
	Tata Technologies Ltd.	36,463	318
	Crompton Greaves Consumer Electricals Ltd.	125,006	309
*	Star Health & Allied Insurance Co. Ltd.	51,068	304
	Cholamandalam Financial Holdings Ltd.	19,397	302
	Narayana Hrudayalaya Ltd.	15,079	302
[3]	General Insurance Corp. of India	79,749	297
	Carborundum Universal Ltd.	25,431	295
	Himadri Speciality Chemical Ltd.	41,474	287
*	Cartrade Tech Ltd.	9,041	284
	IIFL Finance Ltd.	41,448	281
	Apollo Tyres Ltd.	59,914	276
	Linde India Ltd.	4,119	276
	KPR Mill Ltd.	22,053	272
	Bank of India	182,056	270
	Dalmia Bharat Ltd.	13,862	270
[3]	Bandhan Bank Ltd.	157,701	270
	Nuvama Wealth Management Ltd.	14,557	268
*	Piramal Pharma Ltd.	118,467	266
	Angel One Ltd.	88,502	266
	Berger Paints India Ltd.	50,478	263
*	Aarti Industries Ltd.	47,378	261
	Bharti Hexacom Ltd.	15,963	259
*	Kaynes Technology India Ltd.	6,641	257
[3]	Mindspace Business Parks REIT	49,117	256
	Craftsman Automation Ltd.	2,148	253
	Patanjali Foods Ltd.	69,803	253
	ZF Commercial Vehicle Control Systems India Ltd.	9,462	252
	Granules India Ltd.	28,970	252
	Sundram Fasteners Ltd.	19,854	251
	Kajaria Ceramics Ltd.	19,189	251
	Global Health Ltd.	16,154	251
	Deepak Nitrite Ltd.	13,511	248
[3]	Premier Energies Ltd.	22,669	247
	Tata Elxsi Ltd.	6,520	245
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	242
	Thermax Ltd.	5,883	241
[3]	Endurance Technologies Ltd.	7,980	241
	Rail Vikas Nigam Ltd.	109,587	241
	Amara Raja Energy & Mobility Ltd.	24,786	232

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kfin Technologies Ltd.	22,584	230
	City Union Bank Ltd.	94,664	228
	Syrma SGS Technology Ltd.	15,155	228
[3]	Home First Finance Co. India Ltd.	18,503	226
	Sagility Ltd.	455,006	225
	Brigade Enterprises Ltd.	32,413	223
	Elgi Equipments Ltd.	33,078	218
	Five-Star Business Finance Ltd.	38,881	218
	Escorts Kubota Ltd.	6,825	215
	Motherson Sumi Wiring India Ltd.	553,990	214
	Tata Chemicals Ltd.	31,386	212
*	Affle 3i Ltd.	12,564	211
	RR Kabel Ltd.	6,800	209
	LMW Ltd.	1,009	201
	AWL Agri Business Ltd.	99,576	201
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,540	200
	PG Electroplast Ltd.	32,632	199
	Firstsource Solutions Ltd.	70,756	196
	Aptus Value Housing Finance India Ltd.	74,916	196
	Asahi India Glass Ltd.	19,587	196
	Atul Ltd.	2,874	193
	Gabriel India Ltd.	12,739	192
	Indian Renewable Energy Development Agency Ltd.	156,108	191
	Grindwell Norton Ltd.	8,912	189
	Honeywell Automation India Ltd.	503	188
	Anant Raj Ltd.	29,696	188
	Aditya Birla Sun Life Asset Management Co. Ltd.	16,961	187
	Force Motors Ltd.	1,014	186
[3]	IRB InvIT Fund	271,378	185
	Housing & Urban Development Corp. Ltd.	96,742	185
[3]	PowerGrid Infrastructure Investment Trust	176,352	185
	CRISIL Ltd.	3,614	183
	NBCC India Ltd.	201,880	182
*	Arvind Ltd.	30,999	181
*	Ola Electric Mobility Ltd.	418,841	181
*	Zee Entertainment Enterprises Ltd.	182,717	179
	Tamilnad Mercantile Bank Ltd.	18,221	178
	Capri Global Capital Ltd.	66,300	178
	Hexaware Technologies Ltd.	30,542	178
	Netweb Technologies India Ltd.	3,268	178
	TVS Holdings Ltd.	1,264	176
*	Vijaya Diagnostic Centre Ltd.	11,036	176
	KPIT Technologies Ltd.	28,466	175
*	Onesource Specialty Pharma Ltd.	10,833	173
*,3	Ujjivan Small Finance Bank Ltd.	236,169	171
	Rainbow Children's Medicare Ltd.	11,469	170
*	Inventurus Knowledge Solutions Ltd.	9,364	170
*	NTPC Green Energy Ltd.	180,155	169
*	Authum Investment & Infrastructure Ltd.	28,499	168
	VA Tech Wabag Ltd.	8,055	167
*	Jyoti CNC Automation Ltd.	16,026	167
[3]	Metropolis Healthcare Ltd.	27,112	166
	Shilpa Medicare Ltd.	16,518	165
	Pricol Ltd.	19,488	164
*	Bajaj Housing Finance Ltd.	185,859	164
	eClerx Services Ltd.	7,774	161
	Shaily Engineering Plastics Ltd.	4,702	161
*	PVR Inox Ltd.	12,518	159
	Balrampur Chini Mills Ltd.	21,686	158
[3]	Syngene International Ltd.	37,493	158
	Finolex Cables Ltd.	11,998	157
	Edelweiss Financial Services Ltd.	117,215	156
*	Nazara Technologies Ltd.	39,584	155
*,3	Paradeep Phosphates Ltd.	91,888	154
	Voltamp Transformers Ltd.	1,332	152
	IRB Infrastructure Developers Ltd.	742,558	151
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,873	150
	Marksans Pharma Ltd.	44,106	149
	Jubilant Ingrevia Ltd.	20,702	147
*	CreditAccess Grameen Ltd.	10,221	146

ESG International Stock ETF
		Shares	Market Value• ($000)
	SPR Auto Technologies Ltd.	3,007	146
	Whirlpool of India Ltd.	16,896	142
	CCL Products India Ltd.	12,568	142
	Shyam Metalics & Energy Ltd.	12,282	141
	Natco Pharma Ltd.	15,901	140
	Garware Hi-Tech Films Ltd.	1,875	140
	Ceat Ltd.	3,877	139
*	Aadhar Housing Finance Ltd.	27,800	137
	UTI Asset Management Co. Ltd.	14,665	134
	Emami Ltd.	34,857	133
	JSW Dulux Ltd.	3,999	133
*	Gravita India Ltd.	7,048	133
	Can Fin Homes Ltd.	15,638	131
	Chalet Hotels Ltd.	13,805	131
	Aditya Birla Real Estate Ltd.	9,118	130
*	Schneider Electric Infrastructure Ltd.	10,147	130
	Procter & Gamble Health Ltd.	2,139	129
	Triveni Turbine Ltd.	21,220	129
	Godawari Power & Ispat Ltd.	50,570	129
	Cemindia Projects Ltd.	10,008	129
	Time Technoplast Ltd.	65,605	129
	Karnataka Bank Ltd.	36,222	127
	Sumitomo Chemical India Ltd.	23,061	125
*	Go Digit General Insurance Ltd.	46,378	125
*	Inox Wind Ltd.	168,477	124
	Honasa Consumer Ltd.	24,651	124
*	Tbo Tek Ltd.	6,754	124
	Chambal Fertilisers & Chemicals Ltd.	28,577	123
*	IFCI Ltd.	130,566	123
	Zydus Wellness Ltd.	22,105	123
	South Indian Bank Ltd.	255,395	122
*	Cohance Lifesciences Ltd.	25,598	122
	V-Guard Industries Ltd.	32,871	119
	Ramkrishna Forgings Ltd.	15,246	119
	Strides Pharma Science Ltd.	10,999	118
*	Devyani International Ltd.	80,824	118
	JK Tyre & Industries Ltd.	29,422	117
	Sudarshan Chemical Industries Ltd.	8,735	116
	Minda Corp. Ltd.	15,471	116
	LT Foods Ltd.	24,621	115
	Welspun Living Ltd.	55,642	114
	Poly Medicure Ltd.	6,152	114
	Vardhman Textiles Ltd.	18,985	114
*	Medplus Health Services Ltd.	16,089	114
*	NMDC Steel Ltd.	234,641	114
	Bikaji Foods International Ltd.	17,353	114
*	SBFC Finance Ltd.	108,506	113
	Olectra Greentech Ltd.	8,214	110
	Jupiter Life Line Hospitals Ltd.	35,450	110
	Sanofi India Ltd.	3,312	109
	Prudent Corporate Advisory Services Ltd.	2,839	109
	Jubilant Pharmova Ltd.	11,646	108
	Sobha Ltd.	8,229	108
*	Jammu & Kashmir Bank Ltd.	69,532	108
*	Rategain Travel Technologies Ltd.	10,956	108
*	Aavas Financiers Ltd.	8,103	107
[3]	Eris Lifesciences Ltd.	7,825	107
	Gillette India Ltd.	1,378	106
*,3	Lemon Tree Hotels Ltd.	95,313	106
	EIH Ltd.	35,540	105
	Mahindra Lifespace Developers Ltd.	27,307	105
[3]	Indian Energy Exchange Ltd.	81,790	103
	Metro Brands Ltd.	10,677	103
	KEC International Ltd.	23,374	102
	CIE Automotive India Ltd.	24,288	100
	Zensar Technologies Ltd.	20,622	100
*,3	Tejas Networks Ltd.	16,948	100
*	Restaurant Brands Asia Ltd.	97,094	100
*	Sapphire Foods India Ltd.	40,718	100
	Intellect Design Arena Ltd.	13,756	98

ESG International Stock ETF
		Shares	Market Value• ($000)
	Caplin Point Laboratories Ltd.	3,703	98
	Graphite India Ltd.	13,217	97
	Happiest Minds Technologies Ltd.	22,625	97
	JM Financial Ltd.	71,695	96
	Bayer CropScience Ltd.	2,304	96
	Aarti Pharmalabs Ltd.	10,783	96
*	IDBI Bank Ltd.	100,582	96
	Sonata Software Ltd.	30,435	93
	Supreme Petrochem Ltd.	12,053	92
	Techno Electric & Engineering Co. Ltd.	8,977	92
[3]	IndiaMart InterMesh Ltd.	4,968	91
*,3	Equitas Small Finance Bank Ltd.	117,793	91
*	Godrej Industries Ltd.	7,586	90
	Afcons Infrastructure Ltd.	30,021	90
*	Gokaldas Exports Ltd.	10,847	89
	Gujarat Pipavav Port Ltd.	50,252	88
	Century Plyboards India Ltd.	11,074	88
	Alembic Pharmaceuticals Ltd.	9,875	87
	Bata India Ltd.	12,060	86
[3]	New India Assurance Co. Ltd.	41,672	84
	SJVN Ltd.	123,718	84
	Arvind Fashions Ltd.	17,733	84
	BASF India Ltd.	2,087	83
	Care Ratings Ltd.	4,496	82
*	Action Construction Equipment Ltd.	7,077	82
	Maharashtra Scooters Ltd.	570	82
*	Le Travenues Technology Ltd.	47,193	81
	DCB Bank Ltd.	34,932	80
	Finolex Industries Ltd.	48,299	80
	Swan Corp. Ltd.	26,077	80
*	Eureka Forbes Ltd.	17,864	80
	Clean Science & Technology Ltd.	9,148	79
	Tega Industries Ltd.	4,692	78
*	Bajaj Consumer Care Ltd.	15,434	77
*	Borosil Renewables Ltd.	14,574	77
	Fine Organic Industries Ltd.	1,380	77
	Jyothy Labs Ltd.	36,119	77
*	India Cements Ltd.	19,426	76
*	Indian Overseas Bank	223,855	76
*	BrainBees Solutions Ltd.	39,694	76
*	Just Dial Ltd.	10,065	75
	EPL Ltd.	27,302	75
	Concord Biotech Ltd.	4,855	74
	IIFL Capital Services Ltd.	20,617	73
	Central Bank of India Ltd.	227,947	72
	Westlife Foodworld Ltd.	11,967	72
	Doms Industries Ltd.	3,075	72
*	Embassy Developments Ltd.	109,715	71
	DCM Shriram Ltd.	6,563	70
	AstraZeneca Pharma India Ltd.	940	69
	Garware Technical Fibres Ltd.	8,057	69
[3]	KPI Green Energy Ltd.	21,548	69
	PTC India Ltd.	42,916	68
	JK Lakshmi Cement Ltd.	12,222	68
	Vesuvius India Ltd.	15,938	68
	Sanofi Consumer Healthcare India Ltd.	1,538	67
	V-Mart Retail Ltd.	7,392	66
[3]	Godrej Agrovet Ltd.	10,211	66
	SKF India Ltd.	4,051	66
	CMS Info Systems Ltd.	25,646	66
	Elecon Engineering Co. Ltd.	15,333	66
	Sun TV Network Ltd.	13,364	65
	Genus Power Infrastructures Ltd.	18,537	65
	Paisalo Digital Ltd.	91,590	65
	Rain Industries Ltd.	31,205	64
*	TeamLease Services Ltd.	4,720	64
	Tanla Platforms Ltd.	11,484	64
	KRBL Ltd.	14,242	63
	Vinati Organics Ltd.	4,540	63
	Suprajit Engineering Ltd.	11,965	63

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Transformers & Rectifiers India Ltd.	19,212	63
	Mrs Bectors Food Specialities Ltd.	26,640	63
	Alkyl Amines Chemicals	2,943	62
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	61
	Safari Industries India Ltd.	3,864	61
	RITES Ltd.	26,289	60
	Balaji Amines Ltd.	2,333	57
*	Vedant Fashions Ltd.	9,932	57
	Saregama India Ltd.	11,090	56
*	Blue Dart Express Ltd.	1,046	54
*	Aditya Birla Fashion & Retail Ltd.	99,633	54
	Mastek Ltd.	2,925	54
*	Tata Teleservices Maharashtra Ltd.	134,335	54
*	Jupiter Wagons Ltd.	21,508	54
	Bombay Burmah Trading Co.	3,378	53
	Archean Chemical Industries Ltd.	10,131	52
*	JBM Auto Ltd.	7,860	52
	JK Paper Ltd.	12,236	51
	Cera Sanitaryware Ltd.	854	51
	Newgen Software Technologies Ltd.	9,279	51
*	SignatureGlobal India Ltd.	6,286	51
	Shakti Pumps India Ltd.	9,941	51
*	Nuvoco Vistas Corp. Ltd.	14,469	48
*	Websol Energy System Ltd.	60,310	48
	Trident Ltd.	187,460	47
	ION Exchange India Ltd.	12,312	47
	Electrosteel Castings Ltd.	53,872	47
	BLS International Services Ltd.	18,726	47
*	Alok Industries Ltd.	504,977	45
*	VIP Industries Ltd.	14,063	45
[3]	Quess Corp. Ltd.	10,991	44
	Orient Electric Ltd.	23,155	44
	Kaveri Seed Co. Ltd.	5,408	43
*	Relaxo Footwears Ltd.	11,513	43
*	Sterling & Wilson Renewable	21,526	43
	Triveni Engineering & Industries Ltd. (XNSE)	13,964	43
	PNC Infratech Ltd.	21,196	42
	Polyplex Corp. Ltd.	3,353	42
*	TVS Supply Chain Solutions Ltd.	31,467	42
*	AvenuesAI Ltd.	261,334	41
	Gateway Distriparks Ltd.	72,920	41
	GMM Pfaudler Ltd.	3,738	41
	Railtel Corp. of India Ltd.	14,223	41
*	Valor Estate Ltd.	37,366	41
*	Raymond Ltd.	6,055	40
*	Sun Pharma Advanced Research Co. Ltd.	18,416	39
	TTK Prestige Ltd.	6,400	39
	Rhi Magnesita India Ltd.	10,072	39
	Texmaco Rail & Engineering Ltd.	33,832	39
	Sheela Foam Ltd.	5,702	38
	NOCIL Ltd.	20,920	38
	Galaxy Surfactants Ltd.	1,566	37
	ISGEC Heavy Engineering Ltd.	4,401	37
	Rallis India Ltd.	16,583	36
	Route Mobile Ltd.	6,614	35
	G R Infraprojects Ltd.	3,796	35
	AurionPro Solutions Ltd.	4,415	33
	Anup Engineering Ltd.	1,748	33
	Bajaj Electricals Ltd.	9,251	32
	Raymond Lifestyle Ltd.	4,580	32
*	Network18 Media & Investments Ltd.	112,065	32
	Pfizer Ltd.	627	31
	KNR Constructions Ltd.	24,359	31
	NIIT Learning Systems Ltd.	13,096	31
	Cello World Ltd.	8,481	31
	Thomas Cook India Ltd.	26,428	30
*	Zaggle Prepaid Ocean Services Ltd.	15,081	29
	Campus Activewear Ltd.	11,285	27
*,2	Triveni Engineering & Industries Ltd.	4,654	27
*	Ashoka Buildcon Ltd.	20,729	26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vaibhav Global Ltd.	10,869	25
*	Jai Balaji Industries Ltd.	33,135	25
	Orient Cement Ltd.	16,763	23
	Symphony Ltd.	3,473	21
*	Chemplast Sanmar Ltd.	11,255	21
*	Rajesh Exports Ltd.	22,367	18
*	Genus Prime Infra Ltd.	3,089	1
			269,132
Indonesia (0.2%)
	Bank Central Asia Tbk. PT	9,939,416	3,628
	Bank Rakyat Indonesia Persero Tbk. PT	13,440,696	2,465
	Bank Mandiri Persero Tbk. PT	8,685,640	2,073
	Telkom Indonesia Persero Tbk. PT	8,871,500	1,298
	Bank Negara Indonesia Persero Tbk. PT	2,456,100	535
*	Bumi Resources Minerals Tbk. PT	10,498,500	444
	Barito Pacific Tbk. PT	4,173,061	420
	Merdeka Copper Gold Tbk. PT	2,500,700	414
*	Amman Mineral Internasional PT	1,468,800	359
	Indofood Sukses Makmur Tbk. PT	742,900	315
	Charoen Pokphand Indonesia Tbk. PT	1,257,000	212
	Sumber Alfaria Trijaya Tbk. PT	2,632,600	198
	Indofood CBP Sukses Makmur Tbk. PT	441,000	189
	XLSMART Telecom Sejahtera Tbk. PT	974,950	155
	Kalbe Farma Tbk. PT	3,296,800	146
	Indah Kiat Pulp & Paper Tbk. PT	283,900	141
	Indosat Tbk. PT	996,500	140
	Vale Indonesia Tbk. PT	358,453	106
	Unilever Indonesia Tbk. PT	1,013,300	100
	Japfa Comfeed Indonesia Tbk. PT	728,500	90
	Dayamitra Telekomunikasi PT	3,106,300	82
	Sarana Menara Nusantara Tbk. PT	3,165,200	81
	Cisarua Mountain Dairy PT Tbk.	296,700	81
	Indocement Tunggal Prakarsa Tbk. PT	221,700	69
	Map Aktif Adiperkasa PT	1,628,800	66
	Elang Mahkota Teknologi Tbk. PT	2,233,800	65
	BFI Finance Indonesia Tbk. PT	1,222,000	64
	Mitra Adiperkasa Tbk. PT	795,800	63
	Bank Syariah Indonesia Persero Tbk. PT	612,200	61
	Ciputra Development Tbk. PT	1,616,400	58
	Jasa Marga Persero Tbk. PT	344,300	58
	Mayora Indah Tbk. PT	666,900	58
	Mitra Keluarga Karyasehat Tbk. PT	524,900	55
*	Bank Jago Tbk. PT	895,000	49
*	Bank Tabungan Negara Persero Tbk. PT	659,148	46
	Medikaloka Hermina Tbk. PT	1,259,800	46
	Pakuwon Jati Tbk. PT	2,817,300	45
	Avia Avian Tbk. PT	2,084,900	44
*	Bukalapak.com PT Tbk.	6,847,800	41
	Summarecon Agung Tbk. PT	2,027,206	36
	PT Tower Bersama Infrastructure Tbk.	418,292	35
	Bank BTPN Syariah Tbk. PT	633,500	35
	Bank Pan Indonesia Tbk. PT	624,100	31
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	30
*	Bumi Serpong Damai Tbk. PT	826,400	30
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	26
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	462,726	21
	Surya Citra Media Tbk. PT	1,876,100	21
	MDS Retailing Tbk. PT	218,000	20
*	Bank Neo Commerce Tbk. PT	1,410,138	20
*	Panin Financial Tbk. PT	1,525,900	19
*	Lippo Karawaci Tbk. PT	5,486,600	19
*	MNC Digital Entertainment Tbk. PT	1,101,800	19
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	17
*	Siloam International Hospitals Tbk. PT	63,300	8
*	Media Nusantara Citra Tbk. PT	608,900	7
*,2	Waskita Karya Persero Tbk. PT	3,046,719	—
			14,954
Ireland (0.3%)
	AIB Group plc	430,115	5,473

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bank of Ireland Group plc	193,246	4,263
	Kingspan Group plc	30,665	3,646
	Kerry Group plc Class A	32,598	3,178
	Ryanair Holdings plc	53,293	1,437
	Glanbia plc (XDUB)	39,091	1,005
	Cairn Homes plc	122,670	360
	Glanbia plc (XLON)	28	1
			19,363
Israel (0.9%)
*	Teva Pharmaceutical Industries Ltd.	237,069	8,528
	Bank Leumi Le-Israel BM	300,848	7,670
	Bank Hapoalim BM	266,931	6,892
*	Tower Semiconductor Ltd.	22,902	4,713
	Phoenix Financial Ltd.	46,485	2,916
	Israel Discount Bank Ltd. Class A	249,992	2,857
	Mizrahi Tefahot Bank Ltd.	31,061	2,408
*	Nova Ltd.	6,195	2,176
*	Enlight Renewable Energy Ltd.	27,841	2,175
	Bezeq The Israeli Telecommunication Corp. Ltd.	605,450	1,594
	Harel Insurance Investments & Financial Services Ltd.	23,849	1,543
*	Nice Ltd.	11,947	1,305
	Clal Insurance Enterprises Holdings Ltd.	13,891	1,227
	Azrieli Group Ltd.	8,264	1,094
	ICL Group Ltd.	145,581	831
	First International Bank of Israel Ltd.	10,251	806
*	Camtek Ltd.	5,893	794
	Tel Aviv Stock Exchange Ltd.	18,490	787
	Menora Mivtachim Holdings Ltd.	4,412	761
	Mega Or Holdings Ltd.	4,852	730
	Big Shopping Centers Ltd.	3,134	710
*	Doral Group Renewable Energy Resources Ltd.	21,944	481
	Strauss Group Ltd.	12,581	473
	FIBI Holdings Ltd.	3,629	378
	El Al Israel Airlines Ltd.	65,961	376
	Partner Communications Co. Ltd.	28,743	355
	Alony Hetz Properties & Investments Ltd.	32,227	343
*	Fattal Holdings 1998 Ltd.	1,363	325
	Meitav Investment House Ltd.	8,089	322
	Electra Ltd.	7,876	310
*	OY Nofar Energy Ltd.	5,559	308
	Cellcom Israel Ltd.	25,916	307
	Reit 1 Ltd.	38,836	281
	YH Dimri Construction & Development Ltd.	2,204	272
	Hilan Ltd.	3,303	267
	Max Stock Ltd.	20,379	258
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,942	228
	Turpaz Industries Ltd.	11,405	216
	Aura Investments Ltd.	33,754	202
	Israel Canada T.R Ltd.	39,515	190
	Fox Wizel Ltd.	1,660	182
	Inrom Construction Industries Ltd.	21,373	182
	IDI Insurance Co. Ltd.	2,004	176
	Ashtrom Group Ltd.	9,268	174
	Sella Capital Real Estate Ltd.	53,759	158
*	Nayax Ltd.	3,034	158
*	Priortech Ltd.	1,675	158
*	Isracard Ltd.	34,022	129
	Danel Adir Yeoshua Ltd.	911	129
	Delta Galil Ltd.	1,955	119
	Summit Real Estate Holdings Ltd.	6,698	108
	Qualitau Ltd.	986	108
	Blue Square Real Estate Ltd.	920	92
*	Perion Network Ltd.	9,141	89
	Elco Ltd.	1,586	68
	G City Ltd.	17,504	66
			60,505
Italy (2.0%)
	UniCredit SpA	307,195	29,982
	Intesa Sanpaolo SpA	3,097,811	24,405

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ferrari NV	23,707	10,037
	Generali	193,455	10,008
	STMicroelectronics NV	129,579	6,486
	Banco BPM SpA	299,107	5,584
	Banca Monte dei Paschi di Siena SpA	397,746	5,345
	BPER Banca SpA	308,305	5,102
	FinecoBank Banca Fineco SpA	124,212	3,419
	Terna - Rete Elettrica Nazionale	285,070	3,224
*	Telecom Italia SpA	345,435	3,142
[3]	Poste Italiane SpA	91,579	2,955
	Unipol Assicurazioni SpA	76,497	2,507
	Moncler SpA	45,198	2,468
*	Stellantis NV	445,223	2,461
	Recordati Industria Chimica e Farmaceutica SpA	21,889	1,336
	Banca Mediolanum SpA	44,179	1,234
	Azimut Holding SpA	22,088	993
*	Technoprobe SpA	30,465	955
	Banca Generali SpA	11,002	844
	Buzzi SpA	16,317	777
[3]	Pirelli & C SpA	95,887	741
	Brunello Cucinelli SpA	7,109	725
	De' Longhi SpA	14,527	714
	Interpump Group SpA	15,801	688
	Reply SpA	4,532	643
	Mediobanca Banca di Credito Finanziario SpA	17,730	577
[3]	Nexi SpA	88,765	454
[3]	Infrastrutture Wireless Italiane SpA	62,977	452
	Amplifon SpA	28,365	399
	DiaSorin SpA	4,286	377
	Danieli & C Officine Meccaniche SpA Saving Shares	6,714	350
[3]	Technogym SpA	22,217	342
	Brembo NV	27,770	327
	Credito Emiliano SpA	12,959	305
[3]	Carel Industries SpA	8,805	275
	ERG SpA	10,345	267
[3]	Enav SpA	45,370	264
	Webuild SpA	88,919	230
	Tamburi Investment Partners SpA	19,274	220
	Danieli & C Officine Meccaniche SpA	2,461	190
	Sesa SpA	1,544	171
	Cementir Holding NV	9,119	153
	Intercos SpA	9,227	150
	El.En. SpA	7,843	141
*	Salvatore Ferragamo SpA	11,701	130
	MFE-MediaForEurope NV Class A	43,291	129
[1]	Banca IFIS SpA	6,968	121
*,3	BFF Bank SpA	33,116	121
	Moltiply Group SpA	2,735	120
	Italmobiliare SpA	3,794	114
	Sanlorenzo SpA	2,560	113
[3]	RAI Way SpA	15,922	84
*,3	GVS SpA	14,805	82
	Piaggio & C SpA	33,025	77
[1]	MFE-MediaForEurope NV Class B	17,878	76
	Ariston Holding NV	16,012	72
	Arnoldo Mondadori Editore SpA	28,394	69
	Zignago Vetro SpA	5,908	47
[3]	Anima Holding SpA	5,526	45
*,1	Juventus Football Club SpA	18,594	45
	Rizzoli Corriere Della Sera Mediagroup SpA	37,711	41
[1]	MARR SpA	4,699	34
	Alerion Cleanpower SpA	837	19
*,1	Tinexta SpA	1,030	18
			133,976
Japan (16.3%)
	Mitsubishi UFJ Financial Group Inc.	2,211,200	50,412
	Toyota Motor Corp.	2,173,300	42,686
	Sumitomo Mitsui Financial Group Inc.	735,600	31,578
	Tokyo Electron Ltd.	89,500	31,325

ESG International Stock ETF
		Shares	Market Value• ($000)
	Recruit Holdings Co. Ltd.	273,949	31,026
	Advantest Corp.	147,400	30,849
	Sony Group Corp.	1,202,300	29,710
	Mizuho Financial Group Inc.	479,720	25,554
	SoftBank Group Corp.	764,500	24,628
*	Kioxia Holdings Corp.	68,300	21,118
	Keyence Corp.	38,000	19,800
	Tokio Marine Holdings Inc.	380,600	18,275
	Fast Retailing Co. Ltd.	36,800	16,604
	Murata Manufacturing Co. Ltd.	354,100	15,736
	Shin-Etsu Chemical Co. Ltd.	375,100	14,044
	Panasonic Holdings Corp.	467,900	13,047
	Nintendo Co. Ltd.	210,500	11,866
	Takeda Pharmaceutical Co. Ltd.	321,357	11,618
	Fujikura Ltd.	334,900	11,419
	KDDI Corp.	579,300	10,701
	Hoya Corp.	68,400	10,474
	SoftBank Corp.	5,824,530	8,628
	Sumitomo Electric Industries Ltd.	611,600	8,469
	Fujitsu Ltd.	341,400	8,196
	Honda Motor Co. Ltd.	754,400	8,076
	Daiichi Life Group Inc.	699,300	7,998
	MS&AD Insurance Group Holdings Inc.	243,700	7,740
	Japan Post Bank Co. Ltd.	361,618	7,659
	NEC Corp.	250,000	7,623
	Sompo Holdings Inc.	173,400	7,388
	TDK Corp.	384,500	7,363
	FANUC Corp.	187,800	7,037
	Renesas Electronics Corp.	334,977	7,006
	Resona Holdings Inc.	444,450	6,969
	Otsuka Holdings Co. Ltd.	90,300	6,925
	Daiichi Sankyo Co. Ltd.	363,000	6,501
	Ibiden Co. Ltd.	50,700	6,404
	Disco Corp.	17,800	6,390
	Ajinomoto Co. Inc.	189,200	6,361
	NTT Inc.	5,537,500	5,971
	Nomura Holdings Inc.	584,900	5,955
	Kyocera Corp.	254,500	5,790
	Sumitomo Mitsui Trust Group Inc.	516,400	5,717
	Bridgestone Corp.	219,000	5,658
	Chugai Pharmaceutical Co. Ltd.	130,300	5,640
	Astellas Pharma Inc.	362,000	5,367
	Mitsubishi Estate Co. Ltd.	223,500	5,261
	Seven & i Holdings Co. Ltd.	410,300	5,194
	Japan Post Holdings Co. Ltd.	332,367	5,143
	Suzuki Motor Corp.	365,300	5,057
	FUJIFILM Holdings Corp.	239,600	5,055
	Mitsui Fudosan Co. Ltd.	522,800	4,945
	Canon Inc.	168,900	4,926
	SMC Corp.	11,000	4,822
	East Japan Railway Co.	213,100	4,753
	Terumo Corp.	292,500	4,610
	Aeon Co. Ltd.	500,120	4,248
	Central Japan Railway Co.	170,200	4,219
	Denso Corp.	349,600	4,197
	Bandai Namco Holdings Inc.	116,400	4,169
	Kao Corp.	181,900	4,141
	Oriental Land Co. Ltd.	216,200	4,092
	Asics Corp.	138,800	3,892
	Kubota Corp.	204,200	3,726
	Resonac Holdings Corp.	36,867	3,609
	Daiwa House Industry Co. Ltd.	117,800	3,438
	Furukawa Electric Co. Ltd.	137,400	3,413
	Lasertec Corp.	15,600	3,260
	Secom Co. Ltd.	79,900	3,234
	Daiwa Securities Group Inc.	269,000	3,089
	Nitto Denko Corp.	136,900	2,990
	SCREEN Holdings Co. Ltd.	35,200	2,962
	Japan Exchange Group Inc.	206,900	2,891
	Olympus Corp.	214,800	2,836

ESG International Stock ETF
		Shares	Market Value• ($000)
	T&D Holdings Inc.	92,100	2,795
	Nomura Research Institute Ltd.	84,100	2,785
	Shionogi & Co. Ltd.	152,500	2,772
	Sumitomo Realty & Development Co. Ltd.	132,800	2,755
	Ryohin Keikaku Co. Ltd.	98,300	2,664
	Asahi Kasei Corp.	256,400	2,624
	Sekisui House Ltd.	120,500	2,598
	Kokusai Electric Corp.	47,700	2,596
	Yokohama Financial Group Inc.	210,600	2,556
	Daifuku Co. Ltd.	69,900	2,520
	Chiba Bank Ltd.	131,500	2,308
	Toray Industries Inc.	286,900	2,301
	SBI Holdings Inc.	108,100	2,233
	Yamaha Motor Co. Ltd.	183,500	2,186
	Shizuoka Financial Group Inc.	94,100	2,161
	Mitsubishi Chemical Group Corp.	280,000	2,100
	Obic Co. Ltd.	65,800	2,093
	Niterra Co. Ltd.	39,200	2,037
	Rohm Co. Ltd.	65,200	1,973
	Pan Pacific International Holdings Corp.	388,500	1,961
	Mebuki Financial Group Inc.	184,100	1,956
	Shimano Inc.	15,200	1,893
	Shiseido Co. Ltd.	80,800	1,885
	LY Corp.	525,600	1,832
	Fukuoka Financial Group Inc.	36,700	1,802
	West Japan Railway Co.	90,802	1,713
	Kikkoman Corp.	147,400	1,690
	Nippon Express Holdings Inc.	46,400	1,673
	Capcom Co. Ltd.	61,300	1,634
	Eisai Co. Ltd.	54,300	1,614
	MINEBEA MITSUMI Inc.	76,500	1,607
	Makita Corp.	48,500	1,602
	Sanrio Co. Ltd.	198,600	1,602
	Nitori Holdings Co. Ltd.	83,500	1,593
	Omron Corp.	37,700	1,562
	Kyoto Financial Group Inc.	50,100	1,558
	TOPPAN Holdings Inc.	48,700	1,544
	Dai Nippon Printing Co. Ltd.	79,300	1,533
	Yaskawa Electric Corp.	51,500	1,527
	Isuzu Motors Ltd.	107,300	1,524
	Mitsubishi HC Capital Inc.	171,560	1,494
	SUMCO Corp.	70,600	1,485
	Unicharm Corp.	235,800	1,473
	MEIJI Holdings Co. Ltd.	52,400	1,472
	Hachijuni Nagano Bank Ltd.	85,900	1,453
	BayCurrent Inc.	28,300	1,452
	Brother Industries Ltd.	47,300	1,447
	Nippon Paint Holdings Co. Ltd.	191,813	1,447
*	Rakuten Group Inc.	293,400	1,417
	Isetan Mitsukoshi Holdings Ltd.	64,400	1,412
	Taiyo Yuden Co. Ltd.	24,700	1,404
	Aisin Corp.	99,600	1,397
	Nippon Sanso Holdings Corp.	39,200	1,388
	Hankyu Hanshin Holdings Inc.	46,900	1,379
	Nissan Chemical Corp.	26,400	1,353
	Sekisui Chemical Co. Ltd.	79,100	1,311
	Nippon Building Fund Inc.	1,652	1,305
	MISUMI Group Inc.	54,400	1,273
	Ono Pharmaceutical Co. Ltd.	82,600	1,268
	Daito Trust Construction Co. Ltd.	59,600	1,243
	Gunma Bank Ltd.	69,600	1,232
	Nexon Co. Ltd.	61,200	1,211
	TOTO Ltd.	29,900	1,191
	Seiko Epson Corp.	59,100	1,189
	Iyogin Holdings Inc.	47,300	1,183
	Hokuhoku Financial Group Inc.	22,500	1,174
	Hulic Co. Ltd.	102,870	1,148
	Yokohama Rubber Co. Ltd.	24,800	1,145
	MatsukiyoCocokara & Co.	70,000	1,145
	Toyo Suisan Kaisha Ltd.	17,400	1,141

ESG International Stock ETF
		Shares	Market Value• ($000)
	Japan Post Insurance Co. Ltd.	108,017	1,140
	Sysmex Corp.	92,300	1,136
	TISI Inc.	43,600	1,082
	Kurita Water Industries Ltd.	21,500	1,080
	Tokyo Ohka Kogyo Co. Ltd.	20,200	1,076
	77 Bank Ltd.	42,500	1,057
	Otsuka Corp.	46,500	1,050
	Japan Real Estate Investment Corp.	1,419	1,045
	Toho Co. Ltd.	104,400	1,033
	Tokyu Fudosan Holdings Corp.	124,500	1,033
	USS Co. Ltd.	81,800	1,020
	Square Enix Holdings Co. Ltd.	55,100	1,019
	Asahi Intecc Co. Ltd.	43,000	1,015
	Tokyu Corp.	95,100	988
	Amada Co. Ltd.	60,900	979
	Azbil Corp.	101,900	971
*	Dentsu Group Inc.	41,900	970
	Japan Metropolitan Fund Investment Corp.	1,356	957
	Mitsui Chemicals Inc.	69,300	944
	Trend Micro Inc.	25,000	938
	Mazda Motor Corp.	121,600	933
	M3 Inc.	80,800	929
	Mitsubishi Materials Corp.	26,400	927
	Tosoh Corp.	55,600	924
	Haseko Corp.	50,500	915
*	Nissan Motor Co. Ltd.	439,172	898
	Sanwa Holdings Corp.	39,500	897
	Hikari Tsushin Inc.	3,500	885
	Yakult Honsha Co. Ltd.	49,176	872
	THK Co. Ltd.	21,100	869
	J Front Retailing Co. Ltd.	46,800	863
	Kintetsu Group Holdings Co. Ltd.	39,400	860
	Tokyo Tatemono Co. Ltd.	40,000	860
	McDonald's Holdings Co. Japan Ltd.	16,700	845
	Hirose Electric Co. Ltd.	5,200	839
	Tokyo Seimitsu Co. Ltd.	7,600	835
	Hamamatsu Photonics KK	56,400	831
	Sumitomo Forestry Co. Ltd.	98,300	826
	Oji Holdings Corp.	149,500	825
	COMSYS Holdings Corp.	23,900	815
	Rohto Pharmaceutical Co. Ltd.	42,500	814
	Nippon Prologis REIT Inc.	1,485	810
	Nissin Foods Holdings Co. Ltd.	41,900	784
	Kyowa Kirin Co. Ltd.	47,400	781
	Seiko Group Corp.	10,600	779
	Citizen Watch Co. Ltd.	44,200	777
	GLP J-REIT	921	771
	Nishi-Nippon Financial Holdings Inc.	25,100	762
	NH Foods Ltd.	19,300	761
	Nomura Real Estate Master Fund Inc.	825	759
	Medipal Holdings Corp.	41,600	752
	Santen Pharmaceutical Co. Ltd.	63,600	748
	Hoshizaki Corp.	21,000	748
	Daishi Hokuetsu Financial Group Inc.	46,100	748
	Keisei Electric Railway Co. Ltd.	87,600	747
	Hirogin Holdings Inc.	49,700	745
	CyberAgent Inc.	87,500	742
	Takashimaya Co. Ltd.	50,400	738
	Kuraray Co. Ltd.	62,700	723
	Persol Holdings Co. Ltd.	383,700	723
	Kyushu Financial Group Inc.	73,100	722
	Shiga Bank Ltd.	40,500	718
	Odakyu Electric Railway Co. Ltd.	64,100	715
*	Rakuten Bank Ltd.	17,800	713
	Dowa Holdings Co. Ltd.	11,100	690
	Suntory Beverage & Food Ltd.	24,500	690
	Fuji Corp.	15,600	690
	KDX Realty Investment Corp.	740	690
	Hyakugo Bank Ltd.	45,100	688
	Yamaguchi Financial Group Inc.	33,800	682

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tobu Railway Co. Ltd.	36,200	681
	Open House Group Co. Ltd.	13,700	681
	Casio Computer Co. Ltd.	42,700	669
	Yamaha Corp.	79,800	668
	EXEO Group Inc.	40,400	666
	Macnica Holdings Inc.	28,900	666
[1]	Seibu Holdings Inc.	31,000	665
	Nomura Real Estate Holdings Inc.	113,400	660
	NSK Ltd.	95,600	659
	Invincible Investment Corp.	1,696	659
	Credit Saison Co. Ltd.	22,600	658
*	Mercari Inc.	22,400	650
	NHK Spring Co. Ltd.	30,100	643
	Kyushu Railway Co.	28,400	643
	Orix JREIT Inc.	1,054	642
	Air Water Inc.	39,100	641
	Nikon Corp.	53,200	640
	Marui Group Co. Ltd.	34,900	638
	Yamato Holdings Co. Ltd.	52,300	638
	Nikkon Holdings Co. Ltd.	18,500	637
	Toyoda Gosei Co. Ltd.	18,500	633
	Lixil Corp.	57,100	632
	Chugin Financial Group Inc.	28,400	632
	INFRONEER Holdings Inc.	35,408	631
	Toyo Seikan Group Holdings Ltd.	22,400	630
	JTEKT Corp.	47,000	628
	United Urban Investment Corp.	623	627
	Tsuruha Holdings Inc.	43,350	627
	GS Yuasa Corp.	18,700	621
	Daiwa House REIT Investment Corp.	846	618
	Japan Hotel REIT Investment Corp.	1,177	611
	Nabtesco Corp.	21,200	607
	Koito Manufacturing Co. Ltd.	35,900	605
	Dexerials Corp.	31,400	599
	ZOZO Inc.	83,100	598
	Taiheiyo Cement Corp.	22,500	595
	Nisshin Seifun Group Inc.	46,200	592
	MonotaRO Co. Ltd.	48,900	591
	Mitsubishi Logistics Corp.	61,200	584
	SG Holdings Co. Ltd.	61,534	583
	Yamazaki Baking Co. Ltd.	25,000	579
	Japan Airlines Co. Ltd.	30,723	577
	Nagase & Co. Ltd.	78,700	576
	Meidensha Corp.	7,800	575
[1]	Nitto Boseki Co. Ltd.	29,000	575
	Kewpie Corp.	19,200	573
	Lion Corp.	47,900	570
	Kakaku.com Inc.	24,800	569
	Kansai Paint Co. Ltd.	31,500	567
	Maruwa Co. Ltd.	1,700	561
	Takasago Thermal Engineering Co. Ltd.	20,800	560
	ANA Holdings Inc.	29,241	555
	Yamato Kogyo Co. Ltd.	7,100	554
	Nichirei Corp.	40,800	551
	DMG Mori Co. Ltd.	29,400	547
	Anritsu Corp.	25,700	547
	Toyo Tire Corp.	23,200	543
	ADEKA Corp.	18,700	542
	Shimamura Co. Ltd.	26,400	541
	GMO Payment Gateway Inc.	9,100	538
	North Pacific Bank Ltd.	66,600	538
	Tokyo Kiraboshi Financial Group Inc.	49,600	538
	Zenkoku Hosho Co. Ltd.	26,700	536
	Kanematsu Corp.	37,800	532
	Yamada Holdings Co. Ltd.	117,800	528
	Tokyo Century Corp.	31,200	525
	San-In Godo Bank Ltd.	31,600	520
	SWCC Corp.	5,600	519
	ALSOK Co. Ltd.	67,700	515
	Mitsui E&S Co. Ltd.	18,800	514

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kamigumi Co. Ltd.	16,800	513
	Micronics Japan Co. Ltd.	6,400	508
	Tokyo Metro Co. Ltd.	54,500	502
	Nifco Inc.	15,100	499
	Japan Airport Terminal Co. Ltd.	13,400	495
*	Metaplanet Inc.	245,200	490
	Coca-Cola Bottlers Japan Holdings Inc.	19,800	487
	DIC Corp.	15,500	487
	Keio Corp.	99,500	487
	Alfresa Holdings Corp.	33,600	487
	Kraftia Corp.	9,500	482
	Rorze Corp.	19,200	482
	Sumitomo Bakelite Co. Ltd.	10,300	480
	Meiko Electronics Co. Ltd.	3,900	480
	Rinnai Corp.	21,100	478
	UACJ Corp.	32,400	472
	Sumitomo Rubber Industries Ltd.	33,700	471
	Ulvac Inc.	10,100	469
	Advance Residence Investment Corp.	516	469
	Internet Initiative Japan Inc.	22,100	468
	Juroku Financial Group Inc.	28,500	468
	Suruga Bank Ltd.	25,000	464
	Ferrotec Corp.	8,000	462
	Alps Alpine Co. Ltd.	32,800	460
*	Sumitomo Pharma Co. Ltd.	46,600	453
	Aichi Financial Group Inc.	36,815	453
	Daiwabo Holdings Co. Ltd.	19,000	451
	Tokai Carbon Co. Ltd.	39,900	450
	Nagoya Railroad Co. Ltd.	37,500	445
	NANKAI Co. Ltd.	22,900	445
	Kaneka Corp.	11,400	444
	Hazama Ando Corp.	37,000	444
	Kobe Bussan Co. Ltd.	25,000	443
	Kadokawa Corp.	18,844	438
	Sankyu Inc.	8,400	437
	Nissui Corp.	54,700	436
	Zeon Corp.	27,700	434
	Rengo Co. Ltd.	42,600	434
	Nisshinbo Holdings Inc.	30,300	432
	Stanley Electric Co. Ltd.	19,100	432
	Resorttrust Inc.	36,400	430
	MIRAIT ONE Corp.	19,000	430
	Socionext Inc.	34,600	429
	BIPROGY Inc.	14,300	426
	Makino Milling Machine Co. Ltd.	4,400	422
	Taiyo Holdings Co. Ltd.	14,200	419
	Konica Minolta Inc.	100,800	418
	Teijin Ltd.	38,100	418
	Harmonic Drive Systems Inc.	11,600	416
	Nippon Electric Glass Co. Ltd.	13,700	414
	Japan Prime Realty Investment Corp.	681	412
	Organo Corp.	5,100	411
	Iida Group Holdings Co. Ltd.	27,500	408
	CKD Corp.	11,700	405
	Daicel Corp.	43,400	402
	Keikyu Corp.	41,000	402
	Nippon Kayaku Co. Ltd.	30,800	402
	Kokuyo Co. Ltd.	69,700	402
	Sanki Engineering Co. Ltd.	26,600	402
	Keiyo Bank Ltd.	22,400	397
	Jeol Ltd.	9,000	396
	Bank of Nagoya Ltd.	8,700	394
	Morinaga Milk Industry Co. Ltd.	54,800	393
	Aozora Bank Ltd.	18,300	389
	ARE Holdings Inc.	15,800	389
*,1	Money Forward Inc.	9,600	388
	Industrial & Infrastructure Fund Investment Corp.	456	387
	Tokai Tokyo Financial Holdings Inc.	67,300	386
	Awa Bank Ltd.	6,100	381
	Kotobuki Spirits Co. Ltd.	21,900	380

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hanwa Co. Ltd.	32,400	379
	Oracle Corp. Japan	6,400	378
	Canon Marketing Japan Inc.	16,200	378
	Mitsui Fudosan Logistics Park Inc.	581	378
	Sekisui House REIT Inc.	811	371
	Hakuhodo DY Holdings Inc.	43,200	369
	Senko Group Holdings Co. Ltd.	26,300	368
	Mabuchi Motor Co. Ltd.	32,800	361
	Hyakujushi Bank Ltd.	18,400	359
	SKY Perfect JSAT Corp.	27,400	357
	Miura Co. Ltd.	17,800	356
	Park24 Co. Ltd.	28,300	355
	Seino Holdings Co. Ltd.	20,400	355
	Suzuken Co. Ltd.	11,000	354
	Musashino Bank Ltd.	20,100	354
	Tomy Co. Ltd.	15,000	351
	Kiyo Bank Ltd.	11,000	349
	Activia Properties Inc.	411	349
	Kobayashi Pharmaceutical Co. Ltd.	9,600	342
	Keihan Holdings Co. Ltd.	17,100	342
	Toagosei Co. Ltd.	28,900	338
	Nanto Bank Ltd.	27,500	338
	Tokuyama Corp.	13,500	338
	ABC-Mart Inc.	19,700	335
	Mizuho Leasing Co. Ltd.	38,900	334
	Ogaki Kyoritsu Bank Ltd.	6,500	333
	Ushio Inc.	13,700	331
	Nippon Shokubai Co. Ltd.	19,800	330
	Denka Co. Ltd.	15,700	328
	Inaba Denki Sangyo Co. Ltd.	17,000	327
	OSG Corp.	14,100	326
	Sinfonia Technology Co. Ltd.	4,200	326
	Sugi Holdings Co. Ltd.	39,000	322
	Dai-Dan Co. Ltd.	18,800	322
	Ezaki Glico Co. Ltd.	9,900	320
	K's Holdings Corp.	25,800	314
	Kyoritsu Maintenance Co. Ltd.	14,600	314
	Shibaura Mechatronics Corp.	12,500	314
	Mizuno Corp.	12,200	311
	Oki Electric Industry Co. Ltd.	17,400	311
	Max Co. Ltd.	26,800	310
	Toho Bank Ltd.	49,900	308
[1]	Mitsubishi Motors Corp.	124,700	306
	Japan Securities Finance Co. Ltd.	19,600	306
	H2O Retailing Corp.	16,000	305
	House Foods Group Inc.	12,200	305
	NOK Corp.	15,800	304
	Seven Bank Ltd.	143,100	303
	Okasan Securities Group Inc.	39,400	303
	Tsubakimoto Chain Co.	17,900	303
	Senshu Ikeda Holdings Inc.	44,400	303
	LaSalle Logiport REIT	339	302
	Sundrug Co. Ltd.	12,900	301
	GMO internet group Inc.	11,400	299
	Nihon Kohden Corp.	31,600	298
	Japan Logistics Fund Inc.	506	298
	Daihen Corp.	3,700	295
	Lintec Corp.	8,500	292
*	Visional Inc.	4,900	292
	Pigeon Corp.	21,900	290
	Toyota Boshoku Corp.	20,400	290
	Sumitomo Warehouse Co. Ltd.	10,900	288
	Koei Tecmo Holdings Co. Ltd.	26,980	288
	Mitsui-Soko Holdings Co. Ltd.	13,700	287
	Tsugami Corp.	8,700	287
	Yoshinoya Holdings Co. Ltd.	11,900	285
	Nishi-Nippon Railroad Co. Ltd.	14,500	283
	Tsumura & Co.	11,900	282
	SHO-BOND Holdings Co. Ltd.	35,400	282
	Takeuchi Manufacturing Co. Ltd.	5,900	280

ESG International Stock ETF
		Shares	Market Value• ($000)
	Rigaku Holdings Corp.	27,800	280
	Wacoal Holdings Corp.	10,400	277
	Nojima Corp.	34,600	277
	MEITEC Group Holdings Inc.	12,900	276
	Amano Corp.	11,100	275
	OBIC Business Consultants Co. Ltd.	5,000	274
	Round One Corp.	32,500	274
	Toho Holdings Co. Ltd.	11,100	274
	Fuyo General Lease Co. Ltd.	9,900	274
	CCI Group Inc.	34,000	274
	Inabata & Co. Ltd.	9,800	271
	Japan Elevator Service Holdings Co. Ltd.	27,800	271
	OKUMA Corp.	9,000	269
	NTN Corp.	114,400	267
	Nippon Shinyaku Co. Ltd.	12,000	266
	Nipro Corp.	27,400	264
	Miyazaki Bank Ltd.	16,000	264
	Kagome Co. Ltd.	15,400	264
	Seria Co. Ltd.	9,500	263
	Sotetsu Holdings Inc.	15,900	262
	H.U. Group Holdings Inc.	11,500	260
	Glory Ltd.	8,600	260
	Sansan Inc.	17,700	256
	Toei Animation Co. Ltd.	13,400	256
	Nihon Parkerizing Co. Ltd.	23,100	253
	Taikisha Ltd.	10,200	251
	AEON REIT Investment Corp.	339	251
	Calbee Inc.	12,900	250
	First Bank of Toyama Ltd.	11,800	250
	AEON Financial Service Co. Ltd.	23,800	249
	Nippon Light Metal Holdings Co. Ltd.	13,190	249
	Blue Zones Holdings Co. Ltd.	21,600	249
	Nihon M&A Center Holdings Inc.	57,600	247
	San ju San Financial Group Inc.	17,600	247
	Relo Group Inc.	17,800	246
	Dentsu Soken Inc.	13,800	246
	Acom Co. Ltd.	79,600	242
	TOMONY Holdings Inc.	34,600	242
	Takuma Co. Ltd.	12,800	241
	Fuji Oil Co. Ltd.	8,300	240
	Fuso Chemical Co. Ltd.	12,900	240
	Oita Bank Ltd.	12,500	239
	Yamanashi Chuo Bank Ltd.	5,200	239
	Katitas Co. Ltd.	9,900	238
	NSD Co. Ltd.	12,800	237
	Mitsuboshi Belting Ltd.	8,500	236
	C Uyemura & Co. Ltd.	1,900	236
	Matsui Securities Co. Ltd.	31,300	234
	Goldwin Inc.	17,400	234
[1]	Toridoll Holdings Corp.	8,500	232
	Kusuri no Aoki Holdings Co. Ltd.	9,000	232
	Furuno Electric Co. Ltd.	4,900	231
	Nakanishi Inc.	11,800	231
	Umios Corp.	28,200	229
	Tekscend Photomask Corp.	9,800	229
	Duskin Co. Ltd.	7,700	227
	Aica Kogyo Co. Ltd.	8,700	226
	Osaka Soda Co. Ltd.	17,200	226
	Nittetsu Mining Co. Ltd.	9,500	225
	Ship Healthcare Holdings Inc.	15,100	225
	Rakus Co. Ltd.	30,800	224
	EDION Corp.	13,900	222
	Fujimi Inc.	10,000	221
	Pilot Corp.	16,800	221
	TS Tech Co. Ltd.	18,900	218
	Marusan Securities Co. Ltd.	26,600	217
	Comforia Residential REIT Inc.	351	217
	Noritake Co. Ltd.	9,400	216
[1]	SHIFT Inc.	35,800	214
	Joyful Honda Co. Ltd.	15,200	213

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kose Holdings Corp.	5,800	212
	DTS Corp.	29,600	212
	Hulic REIT Inc.	225	211
	Sumitomo Osaka Cement Co. Ltd.	5,900	210
	Daiwa Securities Living Investments Corp.	355	210
	Simplex Holdings Inc.	26,800	209
	Mori Hills REIT Investment Corp.	255	205
	Okinawa Financial Group Inc.	4,400	205
	Mitsui Fudosan Retail Fund Investment Corp.	417	204
	Nippon Paper Industries Co. Ltd.	23,100	204
	Bic Camera Inc.	18,300	204
	Mori Trust REIT Inc.	447	202
	Kaga Electronics Co. Ltd.	6,400	202
	Artience Co. Ltd.	6,300	202
	Bank of Iwate Ltd.	12,400	201
	Sawai Group Holdings Co. Ltd.	20,100	201
	Toei Co. Ltd.	5,300	200
	SMS Co. Ltd.	12,800	200
	TBS Holdings Inc.	5,300	199
	Kurabo Industries Ltd.	2,800	199
	Nichicon Corp.	11,600	199
*	Sharp Corp.	47,700	198
	Daiwa Office Investment Corp.	98	196
	Nisshin Oillio Group Ltd.	15,300	196
	VT Holdings Co. Ltd.	58,100	195
	Kureha Corp.	6,900	195
	Shikoku Kasei Holdings Corp.	13,000	195
	DCM Holdings Co. Ltd.	19,600	195
	YAMABIKO Corp.	7,100	195
	Infomart Corp.	47,900	194
	Nippn Corp.	10,500	193
	Yodoko Ltd.	21,500	192
	Nextage Co. Ltd.	9,100	192
	Megmilk Snow Brand Co. Ltd.	8,200	191
	Fukuda Denshi Co. Ltd.	2,500	191
	Nippon Television Holdings Inc.	10,000	190
	Okinawa Cellular Telephone Co.	7,300	190
	Okumura Corp.	5,200	189
	Toyobo Co. Ltd.	18,100	189
	ZIGExN Co. Ltd.	64,900	188
	NTT UD REIT Investment Corp.	231	188
	Kasumigaseki Capital Co. Ltd.	3,900	188
	Tamron Co. Ltd.	21,600	187
	Towa Corp.	12,800	186
	Nippon Soda Co. Ltd.	7,400	185
	Nishimatsu Construction Co. Ltd.	5,325	185
	Morinaga & Co. Ltd.	11,600	184
	Leopalace21 Corp.	45,600	184
	Fukui Bank Ltd.	4,200	183
	Seiren Co. Ltd.	8,400	183
	Yonex Co. Ltd.	10,500	182
	Fukuyama Transporting Co. Ltd.	4,600	181
	Alconix Corp.	8,600	181
	Furuya Metal Co. Ltd.	3,200	181
	Ito En Ltd.	9,500	180
	DeNA Co. Ltd.	11,200	180
	Tadano Ltd.	20,800	180
	Japan Material Co. Ltd.	13,500	180
	Mitsubishi Estate Logistics REIT Investment Corp.	254	180
	Tocalo Co. Ltd.	10,400	179
	Chiba Kogyo Bank Ltd.	10,800	178
	Ain Holdings Inc.	4,600	177
	Sanyo Denki Co. Ltd.	5,100	175
	Union Tool Co.	2,000	175
	Yamaichi Electronics Co. Ltd.	3,500	175
	Exedy Corp.	4,500	174
	Musashi Seimitsu Industry Co. Ltd.	8,600	174
	PAL GROUP Holdings Co. Ltd.	18,400	174
	Okamura Corp.	11,600	173
	Ehime Bank Ltd.	8,800	172

ESG International Stock ETF
	Shares	Market Value• ($000)
Sangetsu Corp.	8,500	171
Daiseki Co. Ltd.	7,180	170
KYB Corp.	5,700	170
Tokyu Construction Co. Ltd.	22,700	168
Valor Holdings Co. Ltd.	8,200	168
Japan Excellent Inc.	195	168
Daiei Kankyo Co. Ltd.	6,900	168
Future Corp.	10,900	167
JVCKenwood Corp.	25,900	167
Chugoku Marine Paints Ltd.	7,400	166
Raito Kogyo Co. Ltd.	6,900	165
Shikoku Bank Ltd.	7,200	165
Toa Corp.	12,400	163
DKS Co. Ltd.	1,900	162
Takara Standard Co. Ltd.	8,100	161
Muninova Holdings Inc.	58,000	161
Fuji Media Holdings Inc.	6,100	160
Tokai Rika Co. Ltd.	8,000	159
S&B Foods Inc.	3,700	159
JAFCO Group Co. Ltd.	10,800	158
Mitsubishi Pencil Co. Ltd.	7,900	157
Akita Bank Ltd.	2,800	156
Gunze Ltd.	6,000	156
Eizo Corp.	7,900	156
Systena Corp.	54,500	156
Kaken Pharmaceutical Co. Ltd.	6,200	155
Kitz Corp.	13,000	155
Japan Pulp & Paper Co. Ltd.	20,400	154
Tosei Corp.	13,400	154
Starts Corp. Inc.	5,200	154
Yamagata Bank Ltd.	5,400	154
Monex Group Inc.	33,100	154
As One Corp.	9,600	152
Morita Holdings Corp.	9,700	152
Nippon Seiki Co. Ltd.	8,900	152
Daio Paper Corp.	24,700	152
Workman Co. Ltd.	3,900	152
Izumi Co. Ltd.	23,400	151
Kissei Pharmaceutical Co. Ltd.	5,900	151
Zacros Corp.	18,700	151
SBI ARUHI Corp.	29,000	151
Seikitokyu Kogyo Co. Ltd.	16,200	151
Bank of the Ryukyus Ltd.	7,400	150
TKC Corp.	5,800	150
Chudenko Corp.	4,700	148
Nippon Kanzai Holdings Co. Ltd.	8,200	148
Arisawa Manufacturing Co. Ltd.	8,600	146
Yondenko Corp.	10,300	145
Itoham Yonekyu Holdings Inc.	4,480	144
Funai Soken Holdings Inc.	19,300	144
Hosiden Corp.	8,500	144
Wacom Co. Ltd.	27,700	144
Nippon Densetsu Kogyo Co. Ltd.	5,800	143
Fujita Kanko Inc.	7,500	142
Procrea Holdings Inc.	4,900	142
Maxell Ltd.	8,600	141
Aichi Steel Corp.	6,800	139
San-A Co. Ltd.	6,600	139
Heiwa Real Estate REIT Inc.	167	138
Kanto Denka Kogyo Co. Ltd.	9,600	137
Riken Keiki Co. Ltd.	6,400	137
Daiichikosho Co. Ltd.	11,400	136
Justsystems Corp.	5,100	136
Megachips Corp.	2,000	136
Onward Holdings Co. Ltd.	28,900	136
Nippon REIT Investment Corp.	263	136
FCC Co. Ltd.	5,200	135
Yokogawa Bridge Holdings Corp.	7,300	135
Global One Real Estate Investment Corp.	192	135
Heiwa Real Estate Co. Ltd.	9,000	134

ESG International Stock ETF
		Shares	Market Value• ($000)
	Noritsu Koki Co. Ltd.	10,200	134
	Sakata INX Corp.	8,000	134
	TPR Co. Ltd.	13,300	134
	Fuji Seal International Inc.	6,400	133
	Mani Inc.	13,500	133
	Fujibo Holdings Inc.	6,200	133
	KOMEDA Holdings Co. Ltd.	7,200	133
	Santec Holdings Corp.	1,100	133
	Pola Orbis Holdings Inc.	15,100	132
	Topre Corp.	6,300	132
	Yamazen Corp.	10,800	132
	Sakata Seed Corp.	4,800	131
	Shibuya Corp.	3,800	131
	FIDEA Holdings Co. Ltd.	7,300	131
	Ryoyo Ryosan Holdings Inc.	6,424	131
	Furukawa Co. Ltd.	4,700	130
	Mitsui High-Tec Inc.	22,100	130
	Yellow Hat Ltd.	11,800	130
	Sakura Internet Inc.	5,300	130
	Bando Chemical Industries Ltd.	8,300	129
	Nihon Dengi Co. Ltd.	8,800	129
	Itoki Corp.	7,700	128
	TOA Road Corp.	12,600	128
	Central Automotive Products Ltd.	9,300	128
	Japan Aviation Electronics Industry Ltd.	8,200	127
	Elecom Co. Ltd.	10,100	127
	Mirai Corp.	495	127
	FP Corp.	7,200	126
	Optex Group Co. Ltd.	6,200	126
[1]	Shochiku Co. Ltd.	1,900	126
	Takasago International Corp.	15,000	126
	GungHo Online Entertainment Inc.	7,500	125
	Tochigi Bank Ltd.	18,400	125
	Menicon Co. Ltd.	10,500	125
	Nomura Co. Ltd.	15,700	124
	MEC Co. Ltd.	3,000	124
	Kurimoto Ltd.	11,000	123
	Open Up Group Inc.	9,500	123
	Daikyonishikawa Corp.	17,300	123
	Aoyama Trading Co. Ltd.	25,300	122
	Denyo Co. Ltd.	4,700	122
	Hioki EE Corp.	1,800	122
	Kumiai Chemical Industry Co. Ltd.	25,000	122
	Matsuda Sangyo Co. Ltd.	2,800	122
	Tokushu Tokai Paper Co. Ltd.	8,800	121
	Techno Ryowa Ltd.	2,800	121
	Jaccs Co. Ltd.	5,000	120
	Happinet Corp.	5,000	119
	Ichibanya Co. Ltd.	17,400	119
	Ai Holdings Corp.	6,400	119
	Asanuma Corp.	21,000	119
	Autobacs Seven Co. Ltd.	11,900	118
	Argo Graphics Inc.	14,100	118
	Nippon Carbon Co. Ltd.	3,600	118
	Nitta Corp.	2,800	118
	Shibaura Machine Co. Ltd.	4,200	118
*	PeptiDream Inc.	17,200	117
	Prima Meat Packers Ltd.	7,600	117
	Yokorei Co. Ltd.	8,500	117
	Ichigo Inc.	46,100	116
	Sun Frontier Fudousan Co. Ltd.	7,400	116
	JBCC Holdings Inc.	10,400	116
	Hokuetsu Corp.	19,900	115
	Japan Wool Textile Co. Ltd.	9,300	115
	Totech Corp.	4,800	115
	Nippon Parking Development Co. Ltd.	67,500	114
*	Sanken Electric Co. Ltd.	2,500	114
	Appier Group Inc.	12,700	114
	Bunka Shutter Co. Ltd.	9,510	113
	Wellneo Sugar Co. Ltd.	6,400	113

ESG International Stock ETF
		Shares	Market Value• ($000)
	JDC Corp.	32,700	113
	UT Group Co. Ltd.	75,400	113
	MIRARTH Real Estate Investment Corp.	229	113
	Fuji Kyuko Co. Ltd.	6,400	112
	Toshiba TEC Corp.	5,700	112
	KH Neochem Co. Ltd.	5,200	112
	JCU Corp.	3,300	111
	Maruzen Showa Unyu Co. Ltd.	2,400	110
	Nippon Thompson Co. Ltd.	9,900	110
	Uchida Yoko Co. Ltd.	7,500	110
	ZERIA Pharmaceutical Co. Ltd.	8,600	109
	Trusco Nakayama Corp.	7,200	109
	Tachi-S Co. Ltd.	7,400	109
*	Lifenet Insurance Co.	12,100	109
	Imperial Hotel Ltd.	17,600	109
	Belluna Co. Ltd.	15,900	108
	Hochiki Corp.	8,900	108
[1]	OSAKA Titanium Technologies Co. Ltd.	6,500	108
	JSP Corp.	5,500	108
	Nippon Signal Co. Ltd.	9,300	108
	Sekisui Jushi Corp.	5,900	108
	Shibusawa Logistics Corp.	8,300	108
	U-Next Holdings Co. Ltd.	10,000	108
	Heiwado Co. Ltd.	6,400	107
	Hibiya Engineering Ltd.	5,800	107
	Ishihara Sangyo Kaisha Ltd.	5,400	107
	Nishikawa Rubber Co. Ltd.	4,600	107
	Sintokogio Ltd.	14,200	106
	Restar Corp.	3,100	106
[1]	Ise Chemicals Corp.	3,900	106
	Ariake Japan Co. Ltd.	3,100	105
[1]	Matsuya Co. Ltd.	7,400	105
	Mochida Pharmaceutical Co. Ltd.	5,100	105
	Yondoshi Holdings Inc.	7,900	105
	Yokowo Co. Ltd.	4,200	105
	Financial Partners Group Co. Ltd.	9,700	105
	KPP Group Holdings Co. Ltd.	15,200	105
	NPR-RIKEN Corp.	4,200	104
	Showa Sangyo Co. Ltd.	4,381	103
[1]	Key Coffee Inc.	8,000	102
	Towa Pharmaceutical Co. Ltd.	4,200	102
	JMDC Inc.	4,600	102
	Shinnihon Corp.	6,900	101
	T Hasegawa Co. Ltd.	4,800	101
	Tsurumi Manufacturing Co. Ltd.	6,200	101
	Anycolor Inc.	5,300	101
	Daiichi Jitsugyo Co. Ltd.	4,200	100
	Okabe Co. Ltd.	16,700	100
	TechMatrix Corp.	6,500	100
	Ichigo Office REIT Investment Corp.	165	100
	Cresco Ltd.	7,800	100
	Press Kogyo Co. Ltd.	15,700	99
	Sodick Co. Ltd.	9,000	99
	Yurtec Corp.	6,200	99
	Riso Kyoiku Group Corp.	74,400	98
	MOS Food Services Inc.	4,000	98
	Asahi Kogyosha Co. Ltd.	4,000	98
	Komeri Co. Ltd.	4,000	97
	Nitto Kogyo Corp.	3,500	97
	Sanyo Electric Railway Co. Ltd.	7,600	97
	and ST HD Co. Ltd.	4,500	95
	Life Corp.	5,600	95
	Unipres Corp.	11,400	95
	RS Technologies Co. Ltd.	2,600	95
	Central Glass Co. Ltd.	3,300	94
	Nohmi Bosai Ltd.	3,500	94
	Doutor Nichires Holdings Co. Ltd.	4,400	94
	Tri Chemical Laboratories Inc.	4,900	94
	Axial Retailing Inc.	11,500	93
	Joshin Corp.	3,300	93

ESG International Stock ETF
		Shares	Market Value• ($000)
	Koa Corp.	6,400	93
	Milbon Co. Ltd.	4,500	93
	Hirata Corp.	4,200	93
	Hamakyorex Co. Ltd.	7,900	92
	Toyo Corp.	7,600	92
	Senshu Electric Co. Ltd.	2,000	92
	Aisan Industry Co. Ltd.	6,100	91
	Mirarth Holdings Inc.	31,200	91
	Idec Corp.	3,900	91
	Kyosan Electric Manufacturing Co. Ltd.	14,400	91
	Nachi-Fujikoshi Corp.	2,600	91
	Enplas Corp.	1,400	90
	Dai Nippon Toryo Co. Ltd.	8,900	90
	Galilei Holdings Co. Ltd.	4,100	90
	Ricoh Leasing Co. Ltd.	2,100	90
	Sinko Industries Ltd.	11,400	90
	Totetsu Kogyo Co. Ltd.	3,600	90
	SRA Holdings	2,900	90
	ARCLANDS Corp.	7,700	89
	Asahi Yukizai Corp.	2,400	89
	Tamura Corp.	17,000	89
	Mie Kotsu Group Holdings Inc.	23,100	89
	ASKUL Corp.	10,800	88
	Kameda Seika Co. Ltd.	9,900	88
	Komori Corp.	6,900	88
	Eiken Chemical Co. Ltd.	6,000	87
	Konoike Transport Co. Ltd.	4,800	87
	HI-LEX Corp.	5,200	87
	Belc Co. Ltd.	2,000	86
	Riken Technos Corp.	5,300	86
	Tomoku Co. Ltd.	3,100	86
	Token Corp.	1,000	86
[1]	JINS Holdings Inc.	2,300	86
	Anicom Holdings Inc.	12,500	86
	BML Inc.	3,700	85
	Cosel Co. Ltd.	10,200	85
	Toenec Corp.	6,200	85
	Yahagi Construction Co. Ltd.	6,100	85
	Japan Transcity Corp.	9,500	85
	World Co. Ltd.	8,400	85
	Oriental Shiraishi Corp.	38,000	85
[1]	Cybozu Inc.	4,100	84
	Ichiyoshi Securities Co. Ltd.	7,700	84
	Oiles Corp.	4,600	84
	Wakita & Co. Ltd.	7,000	84
	Hankyu Hanshin REIT Inc.	99	84
	Toyo Gosei Co. Ltd.	1,200	84
	JSB Co. Ltd.	1,500	84
	AOKI Holdings Inc.	7,500	83
	Konishi Co. Ltd.	9,100	83
	Tsukishima Holdings Co. Ltd.	4,700	83
	Softcreate Holdings Corp.	6,000	83
	Prestige International Inc.	18,300	82
	ES-Con Japan Ltd.	11,800	82
	Nissan Shatai Co. Ltd.	14,200	82
	SBS Holdings Inc.	2,500	82
	Tekken Corp.	2,900	82
[1]	United Super Markets Holdings Inc.	16,100	82
	Aida Engineering Ltd.	11,000	81
	Arakawa Chemical Industries Ltd.	6,100	81
	Kohnan Shoji Co. Ltd.	2,900	81
	Transcosmos Inc.	3,500	81
	Yuasa Co. Ltd.	2,000	81
	Starzen Co. Ltd.	8,100	81
	Curves Holdings Co. Ltd.	13,700	81
	A&D HOLON Holdings Co. Ltd.	4,500	81
	Doshisha Co. Ltd.	4,200	80
	Ryobi Ltd.	4,600	80
	Torishima Pump Manufacturing Co. Ltd.	4,300	80
	Zuken Inc.	2,500	80

ESG International Stock ETF
		Shares	Market Value• ($000)
	Optorun Co. Ltd.	4,900	80
	METAWATER Co. Ltd.	4,100	80
	Premium Group Co. Ltd.	6,100	80
	Create SD Holdings Co. Ltd.	3,700	79
	Osaka Organic Chemical Industry Ltd.	2,800	79
	TRE Holdings Corp.	6,600	79
	Nishio Holdings Co. Ltd.	2,700	78
	Towa Bank Ltd.	8,500	78
	TSI Holdings Co. Ltd.	9,900	78
	Japan Investment Adviser Co. Ltd.	5,900	78
	Japan Lifeline Co. Ltd.	7,700	77
	IDOM Inc.	9,800	77
	Kyokuyo Co. Ltd.	2,600	77
	Arata Corp.	4,500	77
	Nichiha Corp.	4,000	77
	Teikoku Sen-I Co. Ltd.	3,800	77
	JAC Recruitment Co. Ltd.	12,200	77
[1]	Asahi Diamond Industrial Co. Ltd.	10,100	76
	Nippon Chemi-Con Corp.	4,200	76
	Okamoto Industries Inc.	1,900	76
	Tachibana Eletech Co. Ltd.	3,000	76
	Murakami Corp.	1,800	76
	Tokyo Electron Device Ltd.	2,800	75
	Shin-Etsu Polymer Co. Ltd.	5,400	75
	ESPEC Corp.	3,000	75
	J Trust Co. Ltd.	17,000	74
	Gecoss Corp.	6,700	74
	TOC Co. Ltd.	11,500	74
	CRE Logistics REIT Inc.	88	74
	PHC Holdings Corp.	7,400	74
	Siix Corp.	7,300	73
	CTI Engineering Co. Ltd.	3,600	73
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,300	72
	Digital Garage Inc.	5,000	72
	Istyle Inc.	21,300	72
	Aucnet Inc.	8,000	72
	CMK Corp.	15,000	71
	Kyokuto Kaihatsu Kogyo Co. Ltd.	4,900	71
	Sakai Chemical Industry Co. Ltd.	2,900	71
	Noevir Holdings Co. Ltd.	2,300	71
	Takaoka Toko Co. Ltd.	1,600	71
	HIS Co. Ltd.	9,500	70
[1]	Ministop Co. Ltd.	6,200	70
	Osaki Electric Co. Ltd.	7,300	70
	Kyorin Pharmaceutical Co. Ltd.	9,400	70
	Broadleaf Co. Ltd.	22,400	70
	Feed One Co. Ltd.	7,780	70
	Central Sports Co. Ltd.	4,500	69
	Nippon Denko Co. Ltd.	25,200	69
	Seikagaku Corp.	15,400	69
	Koshidaka Holdings Co. Ltd.	10,800	69
	Yushin Co.	14,700	68
	Strike Group Co. Ltd.	7,500	68
*	Medley Inc.	3,900	68
	Nissei ASB Machine Co. Ltd.	1,200	67
	Kanaden Corp.	4,100	66
	Noritz Corp.	4,400	66
	Riken Vitamin Co. Ltd.	3,100	66
	Futaba Industrial Co. Ltd.	9,200	65
	Earth Corp.	2,100	65
	KAWADA TECHNOLOGIES Inc.	7,500	65
	One REIT Inc.	138	65
	SOSiLA Logistics REIT Inc.	100	65
	Septeni Holdings Co. Ltd.	19,500	65
*	Nippon Sheet Glass Co. Ltd.	20,800	64
	Sanyo Chemical Industries Ltd.	1,600	64
	Genky DrugStores Co. Ltd.	2,800	64
	CAC Holdings Corp.	5,100	63
	Computer Engineering & Consulting Ltd.	3,900	63
[1]	euglena Co. Ltd.	28,700	63

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ichikoh Industries Ltd.	17,500	62
	Anest Iwata Corp.	5,000	62
	Nissha Co. Ltd.	7,800	62
	Artnature Inc.	11,200	62
	eGuarantee Inc.	5,700	62
	Vector Inc.	4,500	62
	Ki-Star Real Estate Co. Ltd.	2,800	62
	Plus Alpha Consulting Co. Ltd.	4,400	62
	Takamatsu Construction Group Co. Ltd.	2,300	61
	Daido Metal Co. Ltd.	8,000	61
	United Arrows Ltd.	3,900	60
[1]	Chuo Spring Co. Ltd.	2,600	60
	Hokkan Holdings Ltd.	3,500	60
[1]	dip Corp.	5,200	60
	Tanseisha Co. Ltd.	6,300	60
	Topy Industries Ltd.	3,100	60
[1]	Fixstars Corp.	4,200	60
	Kanamic Network Co. Ltd.	18,200	60
	WingArc1st Inc.	2,800	60
	Sato Corp.	3,300	59
	Weathernews Inc.	4,400	58
	Nihon Tokushu Toryo Co. Ltd.	3,400	58
	Toa Corp. (XTKS)	5,300	58
	Vital KSK Holdings Inc.	5,600	58
	Tosei REIT Investment Corp.	71	58
	Shofu Inc.	4,000	58
	Fuji Co. Ltd.	4,400	57
	Okura Industrial Co. Ltd.	1,600	57
	Hoosiers Holdings Co. Ltd.	6,800	57
	Daiki Aluminium Industry Co. Ltd.	4,800	57
	V Technology Co. Ltd.	1,600	56
	Nichiden Corp.	2,900	56
	West Holdings Corp.	3,400	56
	TV Asahi Holdings Corp.	2,800	55
	Kintetsu Department Store Co. Ltd.	4,400	55
[1]	Studio Alice Co. Ltd.	4,600	55
	Miroku Jyoho Service Co. Ltd.	4,200	55
	Nippon Sharyo Ltd.	2,400	55
	Nippon Ceramic Co. Ltd.	2,300	55
	Pack Corp.	5,700	55
	Teikoku Corp.	2,500	54
	Cleanup Corp.	8,600	54
	G-Tekt Corp.	3,700	54
	Sumitomo Seika Chemicals Co. Ltd.	5,700	54
	Zojirushi Corp.	5,800	54
	m-up Holdings Inc.	10,400	54
	Geo Holdings Corp.	3,500	53
	Riso Kagaku Corp.	7,400	53
[1]	Shoei Foods Corp.	1,900	53
	Tokai Corp.	3,300	53
	GMO Financial Holdings Inc.	7,000	53
	Digital Arts Inc.	1,800	52
	Sakai Moving Service Co. Ltd.	2,800	52
	I'll Inc.	3,300	52
[1]	Nagawa Co. Ltd.	1,600	52
	FULLCAST Holdings Co. Ltd.	4,300	51
	Iriso Electronics Co. Ltd.	2,900	51
	Mitsuba Corp.	6,100	51
	Remixpoint Inc.	33,900	51
*	RENOVA Inc.	8,900	51
	Vision Inc.	7,700	51
	Sparx Group Co. Ltd.	3,100	51
	Nichireki Group Co. Ltd.	3,600	51
	Amuse Inc.	4,200	50
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	50
	Kyodo Printing Co. Ltd.	4,500	50
	Comture Corp.	5,900	50
[1]	AZ-COM MARUWA Holdings Inc.	8,800	50
[1]	baudroie Inc.	2,700	50
	Qol Holdings Co. Ltd.	3,200	49

ESG International Stock ETF
		Shares	Market Value• ($000)
	SRE Holdings Corp.	3,100	49
	Airman Corp.	3,000	49
	Intage Holdings Inc.	3,500	47
	Ines Corp.	3,200	47
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	47
	LIFULL Co. Ltd.	31,600	47
[1]	Aeon Hokkaido Corp.	8,600	47
	Eslead Corp.	1,400	47
	Orient Corp.	8,500	46
	Chofu Seisakusho Co. Ltd.	3,500	46
	Godo Steel Ltd.	2,400	46
	DyDo Group Holdings Inc.	2,400	46
	Hakuto Co. Ltd.	1,400	46
	Katakura Industries Co. Ltd.	2,400	46
	Xebio Holdings Co. Ltd.	6,300	46
	Bell System24 Holdings Inc.	5,300	46
[1]	Kosaido Holdings Co. Ltd.	13,400	46
	Chubu Shiryo Co. Ltd.	3,600	45
	Shimojima Co. Ltd.	4,600	45
	Mitsubishi Research Institute Inc.	1,400	45
	LITALICO Inc.	3,800	45
	Goldcrest Co. Ltd.	2,100	44
	GLOBERIDE Inc.	2,800	44
	Cawachi Ltd.	1,900	44
	Iseki & Co. Ltd.	3,800	44
	KNT-CT Holdings Co. Ltd.	3,600	44
	J-Oil Mills Inc.	3,000	44
	Mitsui DM Sugar Co. Ltd.	1,900	44
	Onoken Co. Ltd.	4,900	44
	Mirai Industry Co. Ltd.	1,900	44
	Daiho Corp.	8,300	43
	Daiwa Ltd.	4,000	43
	Fujicco Co. Ltd.	4,200	43
	JP-Holdings Inc.	10,200	43
	Nagaileben Co. Ltd.	4,000	43
[1]	Change Holdings Inc.	6,700	43
*	Japan Display Inc.	140,100	43
[1]	Tama Home Co. Ltd.	2,400	43
	Roland Corp.	1,800	43
	en Inc.	3,900	42
	Fukuda Corp.	1,400	42
	Nihon Nohyaku Co. Ltd.	5,200	42
[1]	Kojima Co. Ltd.	4,800	42
	Ryoden Corp.	1,400	42
	LEC Inc.	6,900	42
	Pasona Group Inc.	3,900	42
[1]	Oisix Inc.	3,900	42
	KeePer Technical Laboratory Co. Ltd.	2,000	42
	UNISOL Holdings Corp.	2,500	42
	Altech Corp.	7,500	42
	Aiphone Co. Ltd.	2,300	41
	Advan Group Co. Ltd.	6,700	41
	Fujiya Co. Ltd.	2,600	41
	Retail Partners Co. Ltd.	4,700	41
*	Osaka Steel Co. Ltd.	2,400	41
	ST Corp.	4,300	41
	Shinko Shoji Co. Ltd.	4,200	41
[1]	eRex Co. Ltd.	7,500	41
[1]	Inui Global Logistics Co. Ltd.	3,000	41
*	Net Protections Holdings Inc.	14,700	41
	Iwaki Co. Ltd.	1,600	41
	Chori Co. Ltd.	1,500	40
	JCR Pharmaceuticals Co. Ltd.	12,100	40
	Komatsu Matere Co. Ltd.	8,400	40
	Pacific Metals Co. Ltd.	2,400	40
	Shima Seiki Manufacturing Ltd.	6,600	40
	Insource Co. Ltd.	8,600	40
	Avex Inc.	4,800	39
	Chiyoda Integre Co. Ltd.	1,800	39
	Halows Co. Ltd.	1,500	39

ESG International Stock ETF
		Shares	Market Value• ($000)
	SIGMAXYZ Holdings Inc.	11,100	39
	Aizawa Securities Group Co. Ltd.	3,400	39
	Corona Corp. Class A	6,200	38
	Koatsu Gas Kogyo Co. Ltd.	4,900	38
	Daikokutenbussan Co. Ltd.	1,300	38
	Tayca Corp.	2,500	38
[1]	EM Systems Co. Ltd.	10,200	38
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	38
	Nippon Rietec Co. Ltd.	2,400	38
	Gakken Holdings Co. Ltd.	5,600	37
	Taki Chemical Co. Ltd.	1,000	37
	Nisso Holdings Co. Ltd.	8,600	37
	Pronexus Inc.	5,100	36
	Obara Group Inc.	1,000	36
	Fudo Tetra Corp.	2,000	36
	Piolax Inc.	3,300	36
[1]	Rock Field Co. Ltd.	4,100	36
	Sumida Corp.	4,800	36
	Base Co. Ltd.	1,700	36
	Health Care & Medical Investment Corp.	60	36
	Chubu Steel Plate Co. Ltd.	2,700	36
[1]	WATAMI Co. Ltd.	5,700	35
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	35
	Kyoei Steel Ltd.	2,700	35
[1]	Link & Motivation Inc.	7,600	35
	Akatsuki Inc.	1,400	35
	Nippon Fine Chemical Co. Ltd.	2,000	35
	Yorozu Corp.	5,900	34
	Quants Research Institute Holdings Inc.	4,500	34
	Miyaji Engineering Group Inc.	3,400	34
	Futaba Corp.	7,000	33
	COLOPL Inc.	11,900	33
	Nittoku Co. Ltd.	2,100	33
	Nichiban Co. Ltd.	2,600	32
	GREE Holdings Inc.	11,900	32
	Yamashin-Filter Corp.	9,600	32
	Shinagawa Refra Co. Ltd.	2,500	32
	TDC Soft Inc.	4,800	32
	Shinwa Co. Ltd.	1,600	31
	Marvelous Inc.	9,500	31
	Software Service Inc.	400	31
	France Bed Holdings Co. Ltd.	3,600	30
	St. Marc Holdings Co. Ltd.	1,900	30
	Daito Pharmaceutical Co. Ltd.	3,540	30
[1]	Giken Ltd.	2,400	29
	Shin Nippon Biomedical Laboratories Ltd.	3,300	29
	Sanshin Electronics Co. Ltd.	1,400	29
	Tohokushinsha Film Corp.	9,100	29
	Kanro Inc.	4,300	29
	Zenrin Co. Ltd.	4,800	28
[1]	Midac Holdings Co. Ltd.	2,200	28
	Asahi Co. Ltd.	3,200	27
	NEC Capital Solutions Ltd.	1,000	27
	Yukiguni Factory Co. Ltd.	3,700	27
[1]	Tess Holdings Co. Ltd.	6,600	27
	Nafco Co. Ltd.	2,000	27
[1]	FP Partner Inc.	1,800	27
	Giftee Group Inc.	3,300	27
	Chiyoda Co. Ltd.	4,200	26
	Kenko Mayonnaise Co. Ltd.	2,000	26
	Neturen Co. Ltd.	2,700	26
[1]	Okuwa Co. Ltd.	5,100	26
	Rheon Automatic Machinery Co. Ltd.	2,700	26
	Aichi Corp.	2,700	25
	Fukui Computer Holdings Inc.	1,300	25
	Hodogaya Chemical Co. Ltd.	1,800	25
	Icom Inc.	1,100	25
	Management Solutions Co. Ltd.	2,400	25
	Moriroku Co. Ltd.	1,300	24
	Avant Group Corp.	3,200	24

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Aeon Fantasy Co. Ltd.	1,300	23
	Elan Corp.	4,800	22
	Fuji Pharma Co. Ltd.	1,900	21
	PIA Corp.	1,200	21
	Shindengen Electric Manufacturing Co. Ltd.	1,000	20
	Tv Tokyo Holdings Corp.	900	20
	Central Security Patrols Co. Ltd.	1,100	19
	Shinsho Corp.	1,000	19
	Airport Facilities Co. Ltd.	3,000	18
	Maezawa Kyuso Industries Co. Ltd.	1,700	18
	YAKUODO Holdings Co. Ltd.	1,700	18
	Oro Co. Ltd.	1,400	18
	Nakayama Steel Works Ltd.	4,300	17
	G-7 Holdings Inc.	1,900	17
	Maxvalu Tokai Co. Ltd.	800	17
	TerraSky Co. Ltd.	1,100	17
	Sanoh Industrial Co. Ltd.	3,300	16
	Amvis Holdings Inc.	6,100	16
	Nitto Kohki Co. Ltd.	1,300	14
	Honeys Holdings Co. Ltd.	1,400	13
	Tsutsumi Jewelry Co. Ltd.	800	13
[1]	YA-MAN Ltd.	2,600	13
	Nihon Trim Co. Ltd.	400	12
	Alpha Systems Inc.	500	11
	World Holdings Co. Ltd.	600	11
	GMO GlobalSign Holdings KK	800	11
	Media Do Co. Ltd.	1,200	10
	Alpen Co. Ltd.	600	9
			1,113,613
Kuwait (0.2%)
	Kuwait Finance House KSCP	2,477,535	6,172
	National Bank of Kuwait SAKP	1,751,778	4,953
	Mobile Telecommunications Co. KSCP	442,262	866
	Boubyan Bank KSCP	373,861	803
	Gulf Bank KSCP	434,516	499
	Mabanee Co. KPSC	134,837	426
	Warba Bank KSCP	451,588	405
	GFH Bank BSC	592,324	324
	National Industries Group Holding SAK	412,064	319
	Al Ahli Bank of Kuwait KSCP	324,924	317
	Commercial Real Estate Co. KSC	329,371	199
*	Kuwait Projects Co. Holding KSCP	724,060	185
	Kuwait International Bank KSCP	216,183	176
	Boursa Kuwait Securities Co. KPSC	18,430	175
	Kuwait Telecommunications Co.	76,998	152
	Humansoft Holding Co. KSC	19,392	147
	Salhia Real Estate Co. KSCP	112,960	138
	Burgan Bank SAK	191,915	116
	Gulf Cables & Electrical Industries Group Co. KSCP	19,802	110
*	National Real Estate Co. KPSC	227,560	101
	Jazeera Airways Co. KSCP	9,653	53
			16,636
Malaysia (0.5%)
	Malayan Banking Bhd.	1,538,900	4,078
	Public Bank Bhd.	3,026,600	3,718
	CIMB Group Holdings Bhd.	1,713,000	3,383
	Press Metal Aluminium Holdings Bhd.	759,100	1,508
	IHH Healthcare Bhd.	618,600	1,266
	Gamuda Bhd.	1,037,500	1,161
	SD Guthrie Bhd.	723,000	1,142
	AMMB Holdings Bhd.	591,300	1,012
	RHB Bank Bhd.	428,400	923
	Hong Leong Bank Bhd.	121,000	706
	Sunway Bhd.	528,100	673
	IOI Corp. Bhd.	555,300	645
	Petronas Chemicals Group Bhd.	558,300	591
	Sime Darby Bhd.	867,600	559
	Celcomdigi Bhd.	787,400	551
	Maxis Bhd.	570,400	528

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kuala Lumpur Kepong Bhd.	96,100	525
	TIME dotCom Bhd.	335,100	500
	Telekom Malaysia Bhd.	229,982	441
	Axiata Group Bhd.	934,300	422
	United Plantations Bhd.	52,850	419
	Inari Amertron Bhd.	609,700	385
	Westports Holdings Bhd.	203,800	352
	KPJ Healthcare Bhd.	509,600	342
	QL Resources Bhd.	350,650	334
	IOI Properties Group Bhd.	320,700	322
	Nestle Malaysia Bhd.	12,300	305
	ViTrox Corp. Bhd.	132,800	304
	PPB Group Bhd.	113,200	279
	Sime Darby Property Bhd.	834,200	273
	Kelington Group Bhd.	116,100	264
	99 Speed Mart Retail Holdings Bhd.	303,600	256
	Bursa Malaysia Bhd.	115,600	248
	Alliance Bank Malaysia Bhd.	181,952	222
*	Sunway Healthcare Holdings Bhd.	421,340	222
	Fraser & Neave Holdings Bhd.	34,700	219
[3]	MR DIY Group M Bhd.	641,100	219
	Sunway Construction Group Bhd.	93,900	191
	Malaysian Pacific Industries Bhd.	16,700	172
	Malayan Cement Bhd.	102,000	164
	Top Glove Corp. Bhd.	986,400	162
*	UWC Bhd.	82,200	140
	Eco World Development Group Bhd.	273,000	137
*	Pentamaster Corp. Bhd.	95,750	124
	Farm Fresh Bhd.	242,100	123
	ITMAX System Bhd.	112,200	121
*	Greatech Technology Bhd.	183,900	118
	SP Setia Bhd. Group	549,300	112
	Scientex Bhd.	115,900	106
	Mega First Corp. Bhd.	149,100	104
	Mah Sing Group Bhd.	277,400	81
	MBSB Bhd.	530,800	80
	Bank Islam Malaysia Bhd.	149,300	78
	Nationgate Holdings Bhd.	169,200	78
	Zetrix Ai Bhd.	963,300	70
	Kossan Rubber Industries Bhd.	253,500	69
	Hartalega Holdings Bhd.	273,300	66
	Syarikat Takaful Malaysia Keluarga Bhd.	67,800	53
	CTOS Digital Bhd.	292,000	48
	Bermaz Auto Bhd.	186,400	42
	UEM Sunrise Bhd.	235,100	35
	Malaysian Resources Corp. Bhd.	438,200	34
	Cahya Mata Sarawak Bhd.	134,400	33
	Padini Holdings Bhd.	101,200	30
	VS Industry Bhd.	544,118	30
*	Supermax Corp. Bhd.	306,240	25
*	WCT Holdings Bhd.	235,000	23
*	Tanco Holdings Bhd.	487,000	22
*	D&O Green Technologies Bhd.	129,900	13
			31,981
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	585,700	6,632
	Fomento Economico Mexicano SAB de CV	347,923	4,200
	America Movil SAB de CV Class B	3,075,041	3,548
	Cemex SAB de CV	3,056,400	3,294
	Wal-Mart de Mexico SAB de CV	1,013,400	2,807
	Arca Continental SAB de CV	177,700	2,037
	Industrias Penoles SAB de CV	37,830	2,012
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	83,715	1,725
	Coca-Cola Femsa SAB de CV	94,920	1,055
	Prologis Property Mexico SA de CV	227,508	1,032
	Fibra Uno Administracion SA de CV	585,500	1,010
	Grupo Financiero Inbursa SAB de CV	341,600	888
	Fibra MTY SAPI de CV	1,030,198	875
	Grupo Aeroportuario del Sureste SAB de CV Class B	32,840	843

ESG International Stock ETF
		Shares	Market Value• ($000)
	Grupo Bimbo SAB de CV Class A	237,634	827
	Kimberly-Clark de Mexico SAB de CV Class A	311,500	732
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	55,153	683
	Corp. Inmobiliaria Vesta SAB de CV	181,500	629
	Promotora y Operadora de Infraestructura SAB de CV	35,300	544
	Gentera SAB de CV	221,800	532
[3]	Banco del Bajio SA	156,800	531
	Megacable Holdings SAB de CV	159,300	493
	Gruma SAB de CV Class B	31,960	465
	Regional SAB de CV	55,500	459
	Qualitas Controladora SAB de CV	40,300	364
*	Alpek SAB de CV Class A	412,349	309
	Grupo Comercial Chedraui SA de CV	57,900	302
*	Grupo Televisa SAB	483,600	266
	Bolsa Mexicana de Valores SAB de CV	116,700	266
	Alsea SAB de CV	97,600	239
*	Orbia Advance Corp. SAB de CV	172,700	216
	El Puerto de Liverpool SAB de CV	33,400	200
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	181,000	118
	Genomma Lab Internacional SAB de CV Class B	141,500	110
	La Comer SAB de CV	55,041	103
*,3	Nemak SAB de CV	527,300	94
*,3	Grupo Traxion SAB de CV Class A	72,300	49
			40,489
Netherlands (3.6%)
	ASML Holding NV	78,523	133,178
	ING Groep NV	584,895	20,706
	Prosus NV	245,338	10,929
	ASM International NV	9,500	8,934
*,3	Adyen NV	5,462	6,616
	Koninklijke Ahold Delhaize NV	180,519	6,423
[3]	ABN AMRO Bank NV	121,579	5,895
	NN Group NV	53,557	4,842
	Koninklijke Philips NV	161,108	4,290
	DSM-Firmenich AG	37,853	4,204
	Wolters Kluwer NV	46,517	3,827
	Koninklijke KPN NV	787,342	3,780
	Universal Music Group NV	206,259	3,505
[3]	Euronext NV	17,609	3,334
	BE Semiconductor Industries NV	14,276	3,250
	ASR Nederland NV	31,378	2,644
	Akzo Nobel NV	34,573	2,474
	Aegon Ltd.	265,025	2,442
	EXOR NV	17,443	1,483
	IMCD NV	11,824	1,376
	Randstad NV	22,963	1,079
*	InPost SA	51,491	932
	Allfunds Group plc	70,704	728
[3]	CVC Capital Partners plc	42,822	720
	APERAM SA	8,863	484
	Koninklijke Heijmans NV	4,576	471
	Van Lanschot Kempen NV	6,061	469
[3]	CTP NV	26,730	442
[3]	Signify NV	23,884	427
	TKH Group NV	7,103	427
*,3	Basic-Fit NV	9,870	384
	Eurocommercial Properties NV	9,667	304
*	Lakefront Biotherapeutics NV	9,737	278
	Corbion NV	11,154	262
	Havas NV	11,182	238
*	Flow Traders Ltd.	5,921	201
	Wereldhave NV	5,911	128
*	OCI NV	19,563	92
*	TomTom NV	11,656	56
	PostNL NV	52,070	54
			242,308
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	118,222	3,106
	Auckland International Airport Ltd.	343,578	1,800

ESG International Stock ETF
		Shares	Market Value• ($000)
	Meridian Energy Ltd.	273,859	896
	Mainfreight Ltd.	15,721	623
	Mercury NZ Ltd.	144,263	572
[1]	a2 Milk Co. Ltd.	113,199	535
*	Fletcher Building Ltd.	220,193	519
	Spark New Zealand Ltd.	350,160	443
	EBOS Group Ltd.	35,200	439
	Freightways Group Ltd.	30,906	240
*	Ryman Healthcare Ltd.	172,202	214
	Precinct Properties Group	353,730	211
	Summerset Group Holdings Ltd.	40,037	202
	a2 Milk Co. Ltd. (XNZE)	34,200	166
	Kiwi Property Group Ltd.	249,780	136
	Heartland Group Holdings Ltd.	153,924	114
	Vector Ltd.	37,626	109
	Scales Corp. Ltd.	21,818	91
	Air New Zealand Ltd.	365,282	84
	Argosy Property Ltd.	111,338	69
	Stride Property Group	99,558	68
*	Gentrack Group Ltd.	22,389	63
	SKY Network Television Ltd.	23,513	51
			10,751
Norway (0.4%)
	DNB Bank ASA	166,028	5,654
	Norsk Hydro ASA	262,407	2,649
	Mowi ASA	89,592	1,968
	Telenor ASA	126,914	1,860
	Storebrand ASA	84,036	1,841
	Yara International ASA	33,650	1,649
	Orkla ASA	133,643	1,363
	Gjensidige Forsikring ASA	37,661	1,141
	SpareBank 1 Sor-Norge ASA	40,132	961
	Vend Marketplaces ASA Class B	33,321	923
	Salmar ASA	14,504	883
	Aker ASA Class A	3,942	665
*	Nordic Semiconductor ASA	35,447	630
	Protector Forsikring ASA	11,853	605
	SpareBank 1 SMN	25,393	575
	Sparebanken Norge	25,004	546
	TOMRA Systems ASA	45,529	526
	Bakkafrost P/F	9,933	484
	Veidekke ASA	19,650	441
*,3	AutoStore Holdings Ltd.	240,064	417
	Wallenius Wilhelmsen ASA	20,858	363
	Hoegh Autoliners ASA	19,265	354
	Leroy Seafood Group ASA	61,256	298
	Borregaard ASA	17,331	294
*,3	Scatec ASA	26,557	274
[3]	Europris ASA	28,908	273
	Atea ASA	14,042	268
*	Cadeler A/S	39,683	249
*,3	Elkem ASA	55,044	194
	Sparebank 1 Oestlandet	8,931	191
	MPC Container Ships ASA	66,447	190
	Norwegian Air Shuttle ASA	108,423	150
	Austevoll Seafood ASA	14,376	136
[3]	Entra ASA	8,825	100
	Bonheur ASA	3,440	94
	Grieg Seafood ASA	8,272	26
			29,235
Philippines (0.1%)
	International Container Terminal Services Inc.	219,970	3,120
	BDO Unibank Inc.	465,746	866
	Bank of the Philippine Islands	380,583	611
	SM Prime Holdings Inc.	2,014,200	577
	PLDT Inc.	19,445	352
	Metropolitan Bank & Trust Co.	326,057	349
	Ayala Land Inc.	1,313,700	327
	Jollibee Foods Corp.	98,820	238

ESG International Stock ETF
		Shares	Market Value• ($000)
	JG Summit Holdings Inc.	571,700	195
	RL Commercial REIT Inc.	1,624,800	187
	AREIT Inc.	310,300	182
	GT Capital Holdings Inc.	19,710	150
	Universal Robina Corp.	150,810	147
	Globe Telecom Inc.	5,425	142
	Manila Water Co. Inc.	231,000	129
	Puregold Price Club Inc.	185,800	122
	Century Pacific Food Inc.	217,600	113
	Robinsons Land Corp.	404,100	110
	Security Bank Corp.	88,909	91
[3]	Monde Nissin Corp.	830,300	91
	Converge Information & Communications Technology Solutions Inc.	477,500	70
	Megaworld Corp.	1,206,000	42
	Wilcon Depot Inc.	287,300	27
*	Cebu Air Inc.	55,900	25
	D&L Industries Inc.	433,700	25
			8,288
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	174,348	5,331
	Bank Polska Kasa Opieki SA	35,985	2,504
*,3	Allegro.eu SA	190,108	2,322
	Powszechny Zaklad Ubezpieczen SA	114,844	2,284
	Erste Bank Polska SA	8,600	1,663
	LPP SA	256	1,431
*	mBank SA	2,724	997
*,3	Dino Polska SA	97,183	938
	Zabka Group SA	104,852	888
*	CD Projekt Red SA	14,021	881
*	Benefit Systems SA	599	874
[3]	XTB SA	16,040	793
	Asseco Poland SA	11,177	719
	Grupa Kety SA	2,030	686
*	Bank Millennium SA	121,457	660
	Alior Bank SA	17,969	637
	Budimex SA	2,586	493
	Orange Polska SA	129,286	474
[1,3]	Pepco Group NV	39,184	455
	KRUK SA	3,685	395
*,1	Modivo SA	10,176	237
	Bank Handlowy w Warszawie SA	7,062	224
	Warsaw Stock Exchange	4,645	121
*	Cyfrowy Polsat SA	27,583	118
*	Grupa Azoty SA	8,722	54
			26,179
Portugal (0.1%)
	Banco Comercial Portugues SA	1,810,323	2,351
	Jeronimo Martins SGPS SA	55,827	1,166
	EDP Renewables SA	63,985	1,015
	Sonae SGPS SA	160,212	373
	NOS SGPS SA	41,469	242
	Navigator Co. SA	36,092	136
	CTT-Correios de Portugal SA	15,477	118
[1]	Altri SGPS SA	8,211	44
			5,445
Qatar (0.2%)
	Qatar National Bank QPSC	877,741	4,025
	Qatar Islamic Bank QPSC	378,388	2,254
	Commercial Bank PSQC	689,914	796
	Ooredoo QPSC	191,545	666
	Al Rayan Bank	1,210,384	632
	Doha Bank QPSC	556,480	402
	Mesaieed Petrochemical Holding Co.	1,077,342	322
	Barwa Real Estate Co.	454,386	288
	Vodafone Qatar PQSC	369,439	264
	Qatar Aluminum Manufacturing Co.	584,546	235
	United Development Co. QSC	403,942	89
*	Ezdan Holding Group QSC	339,575	77

ESG International Stock ETF
		Shares	Market Value• ($000)
	Al Meera Consumer Goods Co. QSC	20,566	73
			10,123
Romania (0.0%)
	Banca Transilvania SA	211,075	1,612
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	17,987	714
	Societatea Energetica Electrica SA	28,620	330
*	MED Life SA	53,645	126
	One United Properties SA	8,891	66
	TTS Transport Trade Services SA	19,649	30
	Teraplast SA	288,500	26
			2,904
Russia (0.0%)
*,2	VTB Bank PJSC GDR	17,656	—
Saudi Arabia (0.7%)
	Al Rajhi Bank	596,625	10,632
	Saudi National Bank	589,124	6,746
*	Saudi Arabian Mining Co.	285,827	5,057
	Saudi Telecom Co.	378,389	4,493
	Riyad Bank	395,115	2,189
	Alinma Bank	287,605	1,956
	Saudi Awwal Bank	200,475	1,817
	SABIC Agri-Nutrients Co.	48,465	1,686
	Banque Saudi Fransi	247,679	1,431
	Etihad Etisalat Co.	75,238	1,335
	Dr Sulaiman Al Habib Medical Services Group Co.	20,712	1,283
	Almarai Co. JSC	96,263	1,254
	Arab National Bank	176,047	1,044
	Elm Co.	4,818	820
*	Dar Al Arkan Real Estate Development Co.	109,643	614
	Jarir Marketing Co.	117,961	542
	Co. for Cooperative Insurance	14,316	518
	Yanbu National Petrochemical Co.	57,055	515
	Bank Al-Jazira	124,902	397
	Riyadh Cables Group Co.	13,219	371
	SAL Saudi Logistics Services	7,742	338
	Mouwasat Medical Services Co.	18,620	323
	Saudi Tadawul Group Holding Co.	9,276	321
*	Al Rajhi Co. for Co-operative Insurance	19,910	293
	Arabian Internet & Communications Services Co.	5,169	280
	Sahara International Petrochemical Co.	76,821	269
*	Rasan Information Technology Co.	7,396	269
	Mobile Telecommunications Co. Saudi Arabia	96,922	267
	Al Moammar Information Systems Co.	3,313	256
*	Saudi Kayan Petrochemical Co.	156,644	219
	Savola Group	30,765	213
	Saudia Dairy & Foodstuff Co.	3,509	190
	Saudi Chemical Co. Holding	88,607	185
	Qassim Cement Co.	14,992	181
	Al Masane Al Kobra Mining Co.	8,069	178
[3]	Arabian Centres Co.	40,314	173
	National Co. for Learning & Education	4,291	164
	Abdullah Al Othaim Markets Co.	122,388	162
*	Advanced Petrochemical Co.	22,586	144
	United Electronics Co.	8,221	142
*	National Industrialization Co.	56,806	136
	Catrion Catering Holding Co.	7,034	134
	Retal Urban Development Co. Class A	47,039	122
	Arriyadh Development Co.	26,033	110
	Etihad GO Telecom Co.	4,455	104
*	Emaar Economic City	39,036	103
	Yanbu Cement Co.	25,245	102
*	Saudi Reinsurance Co.	14,486	101
	Leejam Sports Co. JSC	4,639	97
*	Perfect Presentation For Commercial Services Co.	52,018	94
	Almoosa Health Co.	2,874	92
	BinDawood Holding Co.	56,335	71
*	Jahez International Co.	20,105	71
	Saudi Ceramic Co.	9,291	63

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Arabian Contracting Services Co.	3,655	60
*	Bawan Co.	5,791	58
	Eastern Province Cement Co.	7,888	53
	Al-Dawaa Medical Services Co.	4,938	50
*	Advanced Building Industries Co.	5,863	44
			50,932
Singapore (1.1%)
	DBS Group Holdings Ltd.	410,450	24,960
	Oversea-Chinese Banking Corp. Ltd.	656,400	16,244
	United Overseas Bank Ltd.	245,100	7,988
	Singapore Telecommunications Ltd.	1,507,800	5,377
	Singapore Exchange Ltd.	167,000	3,343
	Keppel Ltd.	288,300	2,626
	CapitaLand Integrated Commercial Trust	1,291,437	2,403
	Singapore Airlines Ltd.	308,500	1,647
	CapitaLand Investment Ltd.	460,100	957
	Venture Corp. Ltd.	57,100	759
	Keppel DC REIT	405,764	702
	UOL Group Ltd.	96,200	686
	SATS Ltd.	188,893	582
	City Developments Ltd.	84,300	551
	ComfortDelGro Corp. Ltd.	463,300	470
	Mapletree Pan Asia Commercial Trust	426,900	426
	Frasers Centrepoint Trust	247,158	422
	NetLink NBN Trust	532,800	409
	Sheng Siong Group Ltd.	148,000	375
	AEM Holdings Ltd.	52,463	366
	CapitaLand Ascott Trust	521,200	350
	Haw Par Corp. Ltd.	28,200	326
	UMS Integration Ltd.	147,400	308
	First Resources Ltd.	84,800	305
	ESR-REIT	130,948	236
	Lendlease Global Commercial REIT	512,401	228
	iFAST Corp. Ltd.	30,800	215
	Hutchison Port Holdings Trust	941,100	193
	UOB-Kay Hian Holdings Ltd.	49,100	158
	SIA Engineering Co. Ltd.	58,600	143
	Olam Group Ltd.	162,400	134
	CapitaLand China Trust	237,400	120
	OUE REIT	409,800	118
	Raffles Medical Group Ltd.	165,100	112
	StarHub Ltd.	109,400	97
	Bumitama Agri Ltd.	51,900	90
	Singapore Post Ltd.	330,700	88
	Riverstone Holdings Ltd.	124,000	78
	Nanofilm Technologies International Ltd.	76,300	56
	COSCO SHIPPING International Singapore Co. Ltd.	240,700	21
			74,669
South Africa (1.2%)
	Anglogold Ashanti plc (XJSE)	86,571	9,724
	Gold Fields Ltd.	181,414	8,426
	Naspers Ltd.	158,100	7,743
	FirstRand Ltd.	1,081,995	6,405
	Standard Bank Group Ltd.	265,115	5,223
	Capitec Ltd.	17,937	5,183
	Valterra Platinum Ltd.	53,675	4,587
	Impala Platinum Holdings Ltd.	182,466	2,553
	Absa Group Ltd.	156,723	2,226
	Bid Corp. Ltd.	69,150	1,931
	Shoprite Holdings Ltd.	97,056	1,855
	Discovery Ltd.	114,063	1,832
	Anglogold Ashanti plc	16,208	1,820
	Sanlam Ltd.	326,656	1,757
	Nedbank Group Ltd.	92,859	1,697
	Northam Platinum Holdings Ltd.	73,356	1,332
	Remgro Ltd.	104,118	1,252
	NEPI Rockcastle NV	124,266	1,176
	OUTsurance Group Ltd.	171,909	933
[3]	Pepkor Holdings Ltd.	732,650	896

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vodacom Group Ltd.	93,337	865
	Aspen Pharmacare Holdings Ltd.	76,142	748
	Old Mutual Ltd.	866,899	701
	Growthpoint Properties Ltd.	664,845	677
	Clicks Group Ltd.	47,489	586
	Momentum Group Ltd.	233,045	586
	Tiger Brands Ltd.	33,774	564
	Mr. Price Group Ltd.	51,740	523
	Redefine Properties Ltd.	1,340,488	510
	Woolworths Holdings Ltd.	173,392	463
	Vukile Property Fund Ltd.	259,184	379
	Investec Ltd.	42,266	364
	AVI Ltd.	63,376	336
	Fortress Real Estate Investments Ltd. Class B	201,027	298
	Resilient REIT Ltd.	58,309	283
	Hyprop Investments Ltd.	77,459	279
	Netcare Ltd.	248,803	278
	DRDGOLD Ltd.	92,459	259
	Truworths International Ltd.	82,245	233
	Life Healthcare Group Holdings Ltd.	309,364	228
	Foschini Group Ltd.	63,921	203
	Motus Holdings Ltd.	28,987	194
	Telkom SA SOC Ltd.	56,378	193
[1,3]	Dis-Chem Pharmacies Ltd.	105,334	186
	Santam Ltd.	6,952	179
	Kumba Iron Ore Ltd.	11,885	177
	DataTec Ltd.	33,619	166
	Omnia Holdings Ltd.	25,166	155
	Coronation Fund Managers Ltd.	54,769	148
	Equites Property Fund Ltd.	120,835	134
	JSE Ltd.	13,108	128
	Attacq Ltd.	122,045	126
*	Pick n Pay Stores Ltd.	103,584	123
	We Buy Cars Holdings Ltd.	58,098	109
	Astral Foods Ltd.	8,592	104
*	Sappi Ltd.	108,821	100
	Burstone Group Ltd.	165,486	98
	Ninety One Ltd.	34,143	94
*	MAS plc	64,918	88
	Wilson Bayly Holmes-Ovcon Ltd.	8,784	79
*	KAP Ltd.	432,805	74
			80,569
South Korea (7.0%)
	Samsung Electronics Co. Ltd.	936,888	176,868
	SK hynix Inc.	112,522	136,184
	SK Square Co. Ltd.	18,093	13,527
	Samsung Electro-Mechanics Co. Ltd.	11,153	11,762
	KB Financial Group Inc.	69,427	8,709
	Hyundai Motor Co.	27,290	8,031
	Shinhan Financial Group Co. Ltd.	86,138	6,858
	Hana Financial Group Inc.	53,134	5,279
*	Samsung SDI Co. Ltd.	11,837	4,968
	NAVER Corp.	30,507	4,822
	Celltrion Inc.	29,076	4,017
	Hyundai Mobis Co. Ltd.	11,553	3,813
	Samsung Life Insurance Co. Ltd.	16,228	3,607
[1]	Woori Financial Group Inc.	140,568	3,445
	LG Electronics Inc.	20,597	3,235
	Samsung Fire & Marine Insurance Co. Ltd.	5,965	2,887
*,3	Samsung Biologics Co. Ltd.	2,376	2,634
*,1	LG Energy Solution Ltd.	9,527	2,625
	Alteogen Inc.	10,377	2,335
	LS Electric Co. Ltd.	15,249	2,295
	LG Chem Ltd.	9,105	1,857
[1]	APR Corp.	4,888	1,655
	Kakao Corp.	61,618	1,642
	LG Corp.	17,427	1,514
	Samsung SDS Co. Ltd.	7,944	1,387
[1]	Ecopro Co. Ltd.	20,099	1,335

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	LG Innotek Co. Ltd.	2,833	1,318
*	Meritz Financial Group Inc.	13,646	1,216
	Korea Investment Holdings Co. Ltd.	8,177	1,142
	DB Insurance Co. Ltd.	7,904	1,043
[1]	Mirae Asset Securities Co. Ltd.	38,960	980
[1]	POSCO Future M Co. Ltd.	6,542	953
[1]	Ecopro BM Co. Ltd.	10,637	935
	Krafton Inc.	5,588	925
[1]	Samyang Foods Co. Ltd.	813	910
	Korea Zinc Co. Ltd.	974	906
	IsuPetasys Co. Ltd.	10,803	893
	Samsung Securities Co. Ltd.	12,397	792
	Industrial Bank of Korea	49,651	750
	Coway Co. Ltd.	10,530	745
	Yuhan Corp.	11,195	685
[1]	Jusung Engineering Co. Ltd.	5,324	683
*,1	Hanwha Solutions Corp.	27,653	682
	Hankook Tire & Technology Co. Ltd.	13,857	673
*	L&F Co. Ltd.	6,007	640
	JB Financial Group Co. Ltd.	30,528	631
[1]	HYBE Co. Ltd.	4,740	620
*,1	HLB Co. Ltd.	23,780	619
*	SK Biopharmaceuticals Co. Ltd.	9,648	616
	KakaoBank Corp.	37,565	599
	KIWOOM Securities Co. Ltd.	2,948	594
	HD Construction Equipment Co. Ltd.	6,124	594
	Amorepacific Corp.	5,352	575
*,1	Peptron Inc.	4,217	565
	Daeduck Electronics Co. Ltd.	6,817	557
	LG CNS Co. Ltd.	9,904	556
	LEENO Industrial Inc.	11,358	550
	BNK Financial Group Inc.	49,200	546
*,1	Rainbow Robotics	1,594	534
	NH Investment & Securities Co. Ltd.	26,619	514
	Eo Technics Co. Ltd.	1,700	500
[1]	SIMMTECH Co. Ltd.	5,034	471
	WONIK IPS Co. Ltd.	5,789	468
[1]	HPSP Co. Ltd.	12,812	467
	Hanmi Pharm Co. Ltd.	1,291	465
[1]	Hanjin Kal Corp.	4,773	463
	Doosan Bobcat Inc.	10,149	461
	Sanil Electric Co. Ltd.	3,238	461
*	ABLBio Inc.	8,486	452
	Orion Corp.	4,727	449
	LG Uplus Corp.	40,869	447
	Kolmar Korea Co. Ltd.	3,727	436
	SK Telecom Co. Ltd.	6,351	435
	NC Corp.	2,646	433
	LG H&H Co. Ltd.	1,853	423
*,1	LG Display Co. Ltd.	61,353	423
	DB HiTek Co. Ltd.	6,091	420
[1]	PharmaResearch Co. Ltd.	1,348	419
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,148	414
[1]	Hyundai Autoever Corp.	1,352	414
	iM Financial Group Co. Ltd.	29,440	397
*	Hanwha Engine Co. Ltd.	11,012	380
	Hyundai Steel Co.	17,114	379
*	LigaChem Biosciences Inc.	5,237	370
[1]	PSK Inc.	3,894	361
	Shinsegae Inc.	1,195	360
	Sam Chun Dang Pharm Co. Ltd.	2,900	356
*,1	Doosan Robotics Inc.	6,495	335
*	SKC Co. Ltd.	5,096	333
*	Fadu Inc.	6,835	326
	Cosmax Inc.	1,460	320
	KCC Corp.	859	295
[1]	Silicon2 Co. Ltd.	7,106	281
[1]	Eugene Technology Co. Ltd.	2,847	275
*	Doosan Fuel Cell Co. Ltd.	8,204	269
*	Voronoi Inc.	2,193	265

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hyundai Elevator Co. Ltd.	4,858	263
	Korean Reinsurance Co.	24,793	259
	Hansol Chemical Co. Ltd.	1,701	256
	CJ Corp.	2,695	255
*	Hanwha Vision Co. Ltd.	6,987	254
*,1	Kakaopay Corp.	7,421	251
*	Hanall Biopharma Co. Ltd.	5,710	250
*,1	OliX Pharmaceuticals Inc.	3,269	248
	ISC Co. Ltd.	2,011	248
[1]	TES Co. Ltd.	2,380	246
	HL Mando Co. Ltd.	6,458	244
	S-1 Corp.	4,070	243
*	Mezzion Pharma Co. Ltd.	4,407	229
*	D&D PharmaTech Inc.	5,836	229
	Pan Ocean Co. Ltd.	54,142	224
*	Hanwha Life Insurance Co. Ltd.	52,513	221
	Hana Micron Inc.	8,456	218
	Cheil Worldwide Inc.	15,212	213
*	Seojin System Co. Ltd.	7,396	210
	E-MART Inc.	3,832	208
*	ISU Specialty Chemical	4,008	204
*	Hugel Inc.	1,106	203
*	Naturecell Co. Ltd.	10,645	202
*	Hotel Shilla Co. Ltd.	6,269	202
[1]	TechWing Inc.	5,619	202
	Koh Young Technology Inc.	9,606	199
	ST Pharm Co. Ltd.	2,583	199
	Youngone Corp.	3,757	198
	CJ CheilJedang Corp.	1,444	196
	Dongjin Semichem Co. Ltd.	6,297	195
	NongShim Co. Ltd.	596	193
*	Hanon Systems	70,870	181
	Misto Holdings Corp.	5,934	181
	Lotte Shopping Co. Ltd.	2,308	179
[1]	Park Systems Corp.	938	179
	CS Wind Corp.	5,009	178
	Kolon Industries Inc.	4,047	175
[1]	Soulbrain Co. Ltd.	702	175
*	HD-Hyundai Marine Engine	4,409	167
	Hyundai Department Store Co. Ltd.	2,381	166
*,1	Pearl Abyss Corp.	7,186	166
[1]	Posco DX Co. Ltd.	10,450	165
*	Ecopro Materials Co. Ltd.	5,792	163
	Mcnex Co. Ltd.	10,601	162
*,1	Taesung Co. Ltd.	4,397	156
	Samsung Card Co. Ltd.	4,478	154
*	Oscotec Inc.	5,844	150
	Tokai Carbon Korea Co. Ltd.	823	148
	Daejoo Electronic Materials Co. Ltd.	2,184	147
	IPARK Hyundai Development Co.	8,569	146
	JYP Entertainment Corp.	4,948	144
*	CosmoAM&T Co. Ltd.	4,631	140
	NHN Corp.	2,569	139
*,1	Kumho Tire Co. Inc.	25,496	137
	Lotte Rental Co. Ltd.	3,978	137
	Doosan Tesna Inc.	2,333	136
[1]	L&C Bio Co. Ltd.	3,457	134
	Seegene Inc.	5,352	131
[1]	Samwha Capacitor Co. Ltd.	1,578	129
*	SK Bioscience Co. Ltd.	4,565	128
	F&F Co. Ltd.	2,603	127
	Youngone Holdings Co. Ltd.	1,026	126
[3]	Netmarble Corp.	4,571	126
	SM Entertainment Co. Ltd.	2,299	125
	Dongsuh Cos. Inc.	6,605	125
	RFHIC Corp.	3,620	124
	Daou Technology Inc.	4,330	123
	LOTTE Fine Chemical Co. Ltd.	3,506	122
*	Lotte Energy Materials Corp.	4,438	122
	Classys Inc.	4,916	121

ESG International Stock ETF
		Shares	Market Value• ($000)
	Samyang Corp.	3,585	120
	Hyosung TNC Corp.	458	119
	Advanced Process Systems Corp.	8,074	113
	Hyundai GF Holdings	12,784	112
	Celltrion Pharm Inc.	3,680	112
	Otoki Corp.	437	107
	SL Corp.	2,706	105
	Caregen Co. Ltd.	2,724	103
*,1	Foosung Co. Ltd.	10,740	102
	Innocean Worldwide Inc.	7,088	99
*	Wonik Holdings Co. Ltd.	6,927	94
	InBody Co. Ltd.	2,135	94
*	Asiana Airlines Inc.	16,566	92
	Pharmicell Co. Ltd.	11,339	92
	SK Networks Co. Ltd.	18,648	89
	SOLUM Co. Ltd.	9,153	89
	ESR Kendall Square REIT Co. Ltd.	38,996	89
*,1	Hyundai Bioscience Co. Ltd.	18,383	88
	GC Biopharma Corp.	903	85
	HK inno N Corp.	2,707	85
	Amorepacific Holdings Corp.	4,161	83
	S&S Tech Corp.	2,737	83
	HAESUNG DS Co. Ltd.	2,130	83
*	Lunit Inc.	12,464	83
	People & Technology Inc.	3,713	82
	HDC Holdings Co. Ltd.	4,934	81
	KCC Glass Corp.	4,262	79
	Daewoong Pharmaceutical Co. Ltd.	843	78
*	Chabiotech Co. Ltd.	12,859	76
	Chong Kun Dang Pharmaceutical Corp.	1,505	75
	NICE Information Service Co. Ltd.	6,261	73
	LX Holdings Corp.	12,096	72
	Shinsung Delta Tech Co. Ltd.	3,142	72
*	Hanwha Investment & Securities Co. Ltd.	19,767	71
*	GI Innovation Inc.	11,591	69
*,1	SFA Semicon Co. Ltd.	16,194	67
[1]	KC Tech Co. Ltd.	1,333	66
	Intellian Technologies Inc.	1,443	66
	Daishin Securities Co. Ltd.	3,311	65
	BH Co. Ltd.	4,918	65
[1]	Cheryong Electric Co. Ltd.	1,881	65
*	Hanwha General Insurance Co. Ltd.	10,383	64
[1]	Harim Holdings Co. Ltd.	8,158	64
	Binggrae Co. Ltd.	947	63
[1]	Hankook & Co. Co. Ltd.	3,492	63
*,1	Seoul Semiconductor Co. Ltd.	8,838	63
	TKG Huchems Co. Ltd.	5,261	63
	DongKook Pharmaceutical Co. Ltd.	3,882	63
	SK Chemicals Co. Ltd.	1,623	63
*,1	Duk San Neolux Co. Ltd.	2,518	63
	YG Entertainment Inc.	2,051	62
*	Shin Poong Pharmaceutical Co. Ltd.	8,136	62
*	SFA Nexel Co. Ltd.	10,517	62
	Solid Inc.	9,403	61
*,1,3	SK IE Technology Co. Ltd.	5,126	61
[1]	Dongwon Industries Co. Ltd.	2,151	60
*	SK Securities Co. Ltd.	32,446	60
	MegaStudyEdu Co. Ltd.	2,286	60
*,1	Enchem Co. Ltd.	3,804	60
	Seobu T&D	7,287	59
	HS Hyosung Advanced Materials Corp.	453	59
	Advanced Nano Products Co. Ltd.	1,580	59
	LS Materials Ltd.	6,925	59
	Orion Holdings Corp.	3,054	58
	Hyundai Green Food	4,180	58
*	GemVax & Kael Co. Ltd.	6,732	56
	Ecopro HN Co. Ltd.	3,013	56
	LX Semicon Co. Ltd.	2,067	55
	Lake Materials Co. Ltd.	6,170	55
	DI Dong Il Corp.	2,704	55

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SHIFT UP Corp.	2,285	54
	Daesang Corp.	3,998	53
	Yuanta Securities Korea Co. Ltd.	15,358	53
	ENF Technology Co. Ltd.	1,626	53
	Hana Tour Service Inc.	2,152	51
	Sebang Global Battery Co. Ltd.	1,015	50
*	OCI Co. Ltd.	809	49
	Ahnlab Inc.	1,106	48
	Il Dong Pharmaceutical Co. Ltd.	4,427	48
*	Jeju Air Co. Ltd.	14,834	48
*	CJ CGV Co. Ltd.	11,775	47
*,1	Kakao Games Corp.	7,250	47
*	Komipharm International Co. Ltd.	6,788	46
*	Cosmochemical Co. Ltd.	5,429	46
	Korea Electric Terminal Co. Ltd.	1,115	45
	i-SENS Inc.	3,403	45
*	CJ ENM Co. Ltd.	1,775	44
*	Yungjin Pharmaceutical Co. Ltd.	53,501	44
	Medytox Inc.	884	44
	Hanil Cement Co. Ltd.	3,553	44
*,1	Shinsung E&G Co. Ltd.	3,522	44
	GS P&L Co. Ltd.	1,365	44
	Innox Advanced Materials Co. Ltd.	2,734	42
	JW Pharmaceutical Corp.	2,012	41
*	Ananti Inc.	10,967	41
*	Chunbo Co. Ltd.	1,321	41
	Daewoong Co. Ltd.	3,023	40
*	Synopex Inc.	13,774	40
	Handsome Co. Ltd.	3,379	39
	Korea Petrochemical Ind Co. Ltd.	552	39
	Hancom Inc.	2,992	39
	LF Corp.	2,298	39
	Eugene Investment & Securities Co. Ltd.	11,914	38
	NICE Holdings Co. Ltd.	3,866	37
[1]	Wemade Co. Ltd.	3,407	37
	SOOP Co. Ltd.	1,312	37
	NHN KCP Corp.	3,346	37
*,1	VT Co. Ltd.	3,884	37
	KH Vatec Co. Ltd.	4,675	36
	Dongkuk Steel Mill Co. Ltd.	4,869	36
*	HLB Life Science Co. Ltd.	17,868	35
*,1	Danal Co. Ltd.	9,030	35
[1]	SD Biosensor Inc.	7,679	34
	NEXTIN Inc.	1,496	34
*	Dong-A Socio Holdings Co. Ltd.	473	33
[1]	Hanssem Co. Ltd.	1,158	33
	Taekwang Industrial Co. Ltd.	48	33
	Com2uSCorp	1,316	33
*,1	Studio Dragon Corp.	2,001	33
	Solus Advanced Materials Co. Ltd.	5,686	33
*	Eubiologics Co. Ltd.	5,035	33
	Dong-A ST Co. Ltd.	1,107	31
	PI Advanced Materials Co. Ltd.	2,086	31
[1]	Lotte Wellfood Co. Ltd.	296	31
*	Sungeel Hitech Co. Ltd.	1,120	31
*,1	Nexon Games Co. Ltd.	3,789	31
	Sungwoo Hitech Co. Ltd.	6,733	30
[1]	Webzen Inc.	3,628	30
	HL Holdings Corp.	1,004	30
[1]	Posco M-Tech Co. Ltd.	3,139	30
	Bukwang Pharmaceutical Co. Ltd.	9,336	29
	GC Corp.	4,002	29
*	Cafe24 Corp.	2,357	29
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	28
	Samyang Holdings Corp.	627	28
	Dentium Co. Ltd.	1,010	28
*	Daea TI Co. Ltd.	12,052	27
	Young Poong Corp.	937	27
	Unid Co. Ltd.	564	27
	KISWIRE Ltd.	2,100	26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hanjin Logistics Corp.	2,330	25
	INTOPS Co. Ltd.	1,889	25
	Soulbrain Holdings Co. Ltd.	794	25
	Neowiz	1,855	25
	Boryung	3,724	25
	Youlchon Chemical Co. Ltd.	1,971	24
*	Binex Co. Ltd.	4,638	24
	Myoung Shin Industrial Co. Ltd.	4,181	24
	Humedix Co. Ltd.	1,194	23
*	UniTest Inc.	2,757	22
[1]	TCC Steel	2,666	22
	IS Dongseo Co. Ltd.	1,835	21
*	HLB Therapeutics Co. Ltd.	13,458	21
*	Bioneer Corp.	3,245	21
	BNC Korea Inc.	10,353	20
*,2	Kum Yang Co. Ltd.	2,705	20
	Huons Global Co. Ltd.	996	19
	Nexen Tire Corp.	3,733	17
	Huons Co. Ltd.	1,104	17
*	Modetour Network Inc.	2,314	15
*	LX Hausys Ltd.	610	15
*,2	NKGen Biotech Korea Co. Ltd.	2,034	14
	GOLFZON Co. Ltd.	496	13
	Hansae Co. Ltd.	1,819	12
*	Genexine Inc.	6,305	12
	Korea United Pharm Inc.	915	12
*	DIO Corp.	1,349	11
	Zinus Inc.	2,107	11
*	GC Cell Corp.	1,068	10
*	CMG Pharmaceutical Co. Ltd.	20,621	9
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	9
*	Joongang Advanced Materials Co. Ltd.	12,006	9
			478,277
Spain (2.1%)
	Banco Santander SA	3,008,347	44,024
	Banco Bilbao Vizcaya Argentaria SA	1,144,117	33,102
	Industria de Diseno Textil SA	225,997	15,192
	CaixaBank SA	755,645	11,522
	Amadeus IT Group SA	87,808	5,950
[3]	Aena SME SA	141,241	4,329
	Banco de Sabadell SA	952,001	4,007
[3]	Cellnex Telecom SA	114,415	3,509
	Telefonica SA	746,675	3,157
	Bankinter SA	130,144	2,512
	Redeia Corp. SA	81,428	1,443
	Merlin Properties Socimi SA	88,910	1,380
	Acciona SA	5,189	1,259
	Acerinox SA	47,336	984
[3]	Unicaja Banco SA	235,432	964
	Mapfre SA	182,490	946
	Puig Brands SA Class B	28,753	614
	Viscofan SA	8,646	575
	Sacyr SA	102,697	505
	Colonial SFL Socimi SA	74,343	458
	Vidrala SA	4,250	443
	CIE Automotive SA	13,574	396
	Fluidra SA	17,410	392
	Construcciones y Auxiliar de Ferrocarriles SA	3,643	300
	Elecnor SA	7,410	269
*	Solaria Energia y Medio Ambiente SA	12,464	245
	Laboratorios Farmaceuticos Rovi SA	3,433	241
	Melia Hotels International SA	20,068	233
	Pharma Mar SA	2,269	214
*	Grenergy Renovables SA	1,832	189
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	120,320	185
[3]	Neinor Homes SA	9,993	180
	Ebro Foods SA	8,349	177
	Almirall SA	14,744	177
	Corp. ACCIONA Energias Renovables SA	5,826	145

ESG International Stock ETF
		Shares	Market Value• ($000)
	HBX Group International plc	16,021	141
*	Distribuidora Internacional de Alimentacion SA	3,028	134
	Atresmedia Corp. de Medios de Comunicacion SA	20,070	120
[3]	Gestamp Automocion SA	24,018	83
	Prosegur Cia de Seguridad SA	20,178	68
[3]	Prosegur Cash SA	59,861	46
[3]	Global Dominion Access SA	13,399	43
			140,853
Sweden (2.4%)
	Investor AB Class B	351,339	15,116
	Volvo AB Class B	305,466	11,018
	Atlas Copco AB Class A	502,232	10,779
	Sandvik AB	208,355	8,348
	Assa Abloy AB Class B	196,829	7,324
	Skandinaviska Enskilda Banken AB Class A	298,729	6,975
	Swedbank AB Class A	164,896	6,460
	Atlas Copco AB Class B	326,444	6,066
	Telefonaktiebolaget LM Ericsson Class B	553,872	5,610
	Svenska Handelsbanken AB Class A	282,543	4,354
	Investor AB Class A	101,817	4,335
	Epiroc AB Class A	143,331	3,949
	EQT AB	106,473	3,687
	Essity AB Class B	117,722	3,439
	Boliden AB	57,055	3,356
	Industrivarden AB Class A	47,736	2,702
	Telia Co. AB	469,776	2,136
	SKF AB Class B	68,598	1,984
	Tele2 AB Class B	111,264	1,971
	Volvo AB Class A	52,976	1,910
	Trelleborg AB Class B	40,530	1,900
	Skanska AB Class B	66,943	1,899
*	Swedish Orphan Biovitrum AB	38,151	1,789
	AddTech AB Class B	50,072	1,764
[1]	H & M Hennes & Mauritz AB Class B	87,657	1,601
	Securitas AB Class B	96,323	1,526
	Nordnet AB publ	39,056	1,468
	Beijer Ref AB Class B	101,184	1,462
	Svenska Cellulosa AB SCA Class B	118,927	1,416
	Epiroc AB Class B	58,025	1,359
	Nibe Industrier AB Class B	297,833	1,325
	SSAB AB Class B	118,461	1,282
	Avanza Bank Holding AB	27,130	1,137
	Getinge AB Class B	43,305	1,099
	Mycronic AB	31,171	1,061
	Castellum AB	69,533	950
	Lagercrantz Group AB Class B	39,165	918
	L E Lundbergforetagen AB Class B	14,525	890
	Sectra AB Class B	26,803	824
*	Fastighets AB Balder Class B	143,667	788
	AAK AB	37,496	778
	Loomis AB Class B	13,661	771
	Sagax AB Class B	40,256	694
	Investment AB Latour Class B	27,187	571
[3]	Bravida Holding AB	38,825	565
	Axfood AB	20,296	517
	SSAB AB Class A	47,447	510
*,3	Sinch AB	104,885	509
*	Asmodee Group AB Class B	31,307	504
	Holmen AB Class B	14,566	498
[3]	Thule Group AB	23,334	498
*	Camurus AB	7,849	478
[3]	Munters Group AB	26,137	457
	Wihlborgs Fastigheter AB	54,325	436
	Billerud AB	51,365	429
*	Electrolux AB Class B	134,144	391
	AddLife AB Class B	21,822	381
	Elekta AB Class B	67,116	380
	Pandox AB Class B	21,351	377
	Clas Ohlson AB Class B	7,600	366

ESG International Stock ETF
		Shares	Market Value• ($000)
	Granges AB	18,992	357
	HMS Networks AB	6,394	347
	Bufab AB	24,725	345
	Asker Healthcare Group AB	44,473	341
	Catena AB	8,580	340
	Storskogen Group AB Class B	277,090	320
	Bure Equity AB	9,683	318
	Industrivarden AB Class C	5,520	309
[3]	Scandic Hotels Group AB	32,291	302
[3]	Attendo AB	23,976	299
	Peab AB Class B	28,585	293
[3]	BioArctic AB Class B	8,830	293
	Fabege AB	39,115	292
	Medicover AB Class B	11,490	290
	NOBA Bank Group AB	32,232	290
	NCAB Group AB	34,718	286
*	Kinnevik AB Class B	44,732	286
*	Modern Times Group MTG AB Class B	20,594	285
	Wallenstam AB Class B	65,558	269
*,1	Volvo Car AB Class B	131,549	269
[1]	Svenska Handelsbanken AB Class B	11,004	267
	NCC AB Class B	13,690	257
	Cibus Real Estate AB publ	17,173	252
*,3	BoneSupport Holding AB	10,810	246
	Husqvarna AB Class B	60,820	242
	Altra Fastigheter AB	29,014	227
	Bilia AB Class A	14,304	218
	Intea Fastigheter AB Class B	28,715	218
	Electrolux Professional AB Class B	41,411	211
	Cloetta AB Class B	35,080	209
	Hufvudstaden AB Class A	16,486	202
*	Embracer Group AB Class B	26,120	195
*	Sdiptech AB Class B	6,966	189
	MIPS AB	4,807	187
	Vitec Software Group AB Class B	6,416	185
	Nolato AB Class B	33,096	184
	Lindab International AB	13,180	180
	Sagax AB	50,912	177
	Instalco AB	44,591	176
*,3	Boozt AB	11,048	173
	JM AB	11,871	161
	NP3 Fastigheter AB	6,092	161
	Ratos AB Class B	39,366	156
*	Norion Bank AB	22,070	154
	Hemnet Group AB	15,099	151
*	Hexatronic Group AB	35,983	151
	Systemair AB	16,210	147
*	Vimian Group AB	39,520	145
*,3	Dometic Group AB	62,063	144
	Vitrolife AB	14,433	143
*	Xvivo Perfusion AB	4,897	135
	Truecaller AB Class B	49,201	126
	Skandinaviska Enskilda Banken AB Class C	4,738	112
	Dios Fastigheter AB	16,255	109
	Addnode Group AB Class B	22,533	109
	Troax Group AB	6,888	106
	SkiStar AB	6,073	103
	Arjo AB Class B	34,510	101
	Atrium Ljungberg AB Class B	35,610	93
	NCC AB Class A	4,523	85
	Investment AB Oresund	4,956	74
	Platzer Fastigheter Holding AB Class B	9,812	73
*,1	Samhallsbyggnadsbolaget i Norden AB B Shares	184,210	58
	Corem Property Group AB Class B	125,246	32
	Fagerhult Group AB	10,522	19
*	Samhallsbyggnadsbolaget i Norden AB	20,190	12
			161,273
Switzerland (5.4%)
	Roche Holding AG	142,864	62,277

ESG International Stock ETF
		Shares	Market Value• ($000)
	Novartis AG (Registered)	378,991	57,645
	Nestle SA (Registered)	522,762	50,851
	UBS Group AG (Registered)	635,915	34,820
	Zurich Insurance Group AG	30,358	22,216
	Swiss Re AG	59,859	10,381
	Lonza Group AG (Registered)	14,332	10,214
	Galderma Group AG	37,738	7,825
	Alcon AG	99,035	7,170
	Sandoz Group AG	84,862	7,127
	Swiss Life Holding AG (Registered)	5,685	6,449
	Givaudan SA (Registered)	1,564	6,342
	Geberit AG (Registered)	6,683	4,708
	Helvetia Baloise Holding AG	15,529	4,113
[3]	VAT Group AG	5,440	4,040
	Swisscom AG (Registered)	5,180	4,009
	Partners Group Holding AG	4,339	3,929
	Julius Baer Group Ltd.	41,912	3,892
	Logitech International SA (Registered)	29,757	2,923
	Sonova Holding AG (Registered)	9,992	2,866
	Schindler Holding AG	8,763	2,848
	Roche Holding AG (XSWX)	6,031	2,686
	Straumann Holding AG (Registered)	21,921	2,543
	Kuehne + Nagel International AG (Registered)	9,472	2,525
	Swiss Prime Site AG (Registered)	15,962	2,466
	Chocoladefabriken Lindt & Spruengli AG (Registered)	21	2,342
	Chocoladefabriken Lindt & Spruengli AG	211	2,283
	Belimo Holding AG (Registered)	1,993	2,106
	Accelleron Industries AG	19,146	1,724
	PSP Swiss Property AG (Registered)	8,995	1,617
	EMS-Chemie Holding AG (Registered)	1,401	1,368
	Georg Fischer AG (Registered)	19,501	1,352
	Swissquote Group Holding SA (Registered)	23,058	1,194
	Schindler Holding AG (Registered)	3,631	1,153
*	SIG Group AG	66,207	1,118
	Swatch Group AG (Registered)	22,756	1,033
	Temenos AG (Registered)	10,873	1,000
	Barry Callebaut AG (Registered)	714	983
[3]	Galenica AG	9,573	983
	Flughafen Zurich AG (Registered)	3,769	973
	Banque Cantonale Vaudoise (Registered)	5,477	878
	Inficon Holding AG (Registered)	3,544	730
	Siegfried Holding AG (Registered)	7,931	710
	Vontobel Holding AG (Registered)	6,002	692
	Allreal Holding AG (Registered)	2,813	690
	Swatch Group AG	2,969	687
	Tecan Group AG (Registered)	2,698	659
	Cembra Money Bank AG	5,978	655
	Mobimo Holding AG (Registered)	1,535	650
	Huber + Suhner AG (Registered)	2,970	611
	VZ Holding AG	2,722	603
	EFG International AG	30,244	598
	Bachem Holding AG	6,074	568
	Valiant Holding AG (Registered)	3,057	566
	Luzerner Kantonalbank AG (Registered)	3,913	559
	Bucher Industries AG (Registered)	1,380	540
	DKSH Holding AG	6,601	538
	SFS Group AG	3,221	536
	Sunrise Communications AG Class A	10,154	535
*	ams-OSRAM AG	20,130	456
	Emmi AG (Registered)	435	452
	dormakaba Holding AG	6,125	438
	Stadler Rail AG	11,573	427
	Berner Kantonalbank AG (Registered)	864	419
	St. Galler Kantonalbank AG (Registered)	503	408
	Kardex Holding AG (Registered)	1,277	408
	Softwareone Holding AG	34,631	407
	Bossard Holding AG (Registered) Class A	1,345	393
	Ypsomed Holding AG (Registered)	796	391
	Liechtensteinische Landesbank AG	2,281	316
	Jungfraubahn Holding AG (Registered)	991	315

ESG International Stock ETF
		Shares	Market Value• ($000)
	Landis+Gyr Group AG	5,327	306
	Burkhalter Holding AG	1,749	284
	ALSO Holding AG (Registered)	1,183	283
	Interroll Holding AG (Registered)	140	279
*	Aryzta AG	4,877	248
	Daetwyler Holding AG	1,432	237
	Forbo Holding AG (Registered)	189	228
	Implenia AG (Registered)	2,771	227
	SKAN Group AG	2,807	224
*	Dottikon Es Holding AG (Registered)	645	218
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	33,613	215
*,3	Sensirion Holding AG	2,079	208
[3]	Medacta Group SA	1,206	188
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,251	177
	Zehnder Group AG	1,756	158
*,3	PolyPeptide Group AG	2,857	156
	Intershop Holding AG	758	150
	Cie Financiere Tradition SA	436	146
	APG SGA SA	460	112
	Cosmo NV	1,625	111
*,3	Medartis Holding AG	1,003	110
	Autoneum Holding AG	660	105
	Bell Food Group AG (Registered)	360	103
	TX Group AG	452	91
[3]	Medmix AG	4,699	52
	Bystronic AG	267	50
	VP Bank AG Class A	345	40
			369,635
Taiwan (11.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,930,311	370,522
	MediaTek Inc.	297,319	36,786
	Delta Electronics Inc.	392,171	22,752
	Hon Hai Precision Industry Co. Ltd.	2,465,864	19,423
	ASE Technology Holding Co. Ltd.	669,062	12,325
	Elite Material Co. Ltd.	58,675	10,137
	United Microelectronics Corp.	2,353,346	9,574
	Unimicron Technology Corp.	267,417	8,415
	Fubon Financial Holding Co. Ltd.	1,690,057	7,673
	Nan Ya Plastics Corp.	1,000,329	7,642
	CTBC Financial Holding Co. Ltd.	3,564,171	7,271
	Asia Vital Components Co. Ltd.	64,703	6,984
	Cathay Financial Holding Co. Ltd.	1,935,280	6,745
	Accton Technology Corp.	99,625	6,378
	TS Financial Holding Co. Ltd.	4,753,231	5,777
[1]	Quanta Computer Inc.	530,558	5,663
	Yageo Corp.	316,560	5,435
	King Slide Works Co. Ltd.	11,367	5,077
	Yuanta Financial Holding Co. Ltd.	2,339,647	4,823
[1]	Wiwynn Corp.	21,464	4,796
[1]	Largan Precision Co. Ltd.	19,542	4,705
	Chroma ATE Inc.	74,589	4,610
	Asustek Computer Inc.	135,798	4,275
[1]	Nanya Technology Corp.	229,000	3,917
	E.Sun Financial Holding Co. Ltd.	3,068,092	3,845
	Lite-On Technology Corp.	398,033	3,824
	Mega Financial Holding Co. Ltd.	2,381,688	3,646
	ASPEED Technology Inc.	7,150	3,618
[1]	Winbond Electronics Corp.	621,289	3,573
	SinoPac Financial Holdings Co. Ltd.	2,640,684	3,423
[1]	Wistron Corp.	608,185	3,412
	KGI Financial Holding Co. Ltd.	3,175,271	3,390
	Jentech Precision Industrial Co. Ltd.	17,591	3,319
	Chunghwa Telecom Co. Ltd.	763,460	3,273
	Global Unichip Corp.	16,471	3,164
	MPI Corp.	18,000	2,908
	PharmaEssentia Corp.	63,059	2,772
	First Financial Holding Co. Ltd.	2,260,367	2,515
	Gold Circuit Electronics Ltd.	68,500	2,513
[1]	Bizlink Holding Inc.	36,320	2,481

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Phison Electronics Corp.	36,000	2,456
	Hua Nan Financial Holdings Co. Ltd.	1,864,136	2,431
[1]	Zhen Ding Technology Holding Ltd.	152,667	2,403
	Uni-President Enterprises Corp.	995,682	2,391
[1]	Innolux Corp.	1,474,349	2,318
	Taiwan Union Technology Corp.	51,000	2,304
[1]	Realtek Semiconductor Corp.	99,393	2,260
	Alchip Technologies Ltd.	16,308	2,094
	Advantech Co. Ltd.	91,788	1,956
[1]	Novatek Microelectronics Corp.	114,446	1,949
[1]	King Yuan Electronics Co. Ltd.	228,523	1,849
	LandMark Optoelectronics Corp.	16,500	1,838
	Taiwan Cooperative Financial Holding Co. Ltd.	2,158,380	1,738
	Formosa Plastics Corp.	829,473	1,732
	Kinsus Interconnect Technology Corp.	65,630	1,694
	Nan Ya Printed Circuit Board Corp.	43,000	1,666
	Compeq Manufacturing Co. Ltd.	212,389	1,662
[1]	Powerchip Semiconductor Manufacturing Corp.	695,600	1,600
	Evergreen Marine Corp. Taiwan Ltd.	215,591	1,587
[1]	Globalwafers Co. Ltd.	51,000	1,467
*	Macronix International Co. Ltd.	367,000	1,457
	Formosa Chemicals & Fibre Corp.	671,701	1,447
	Tripod Technology Corp.	88,700	1,388
	China Steel Corp.	2,252,008	1,345
	Airtac International Group	28,662	1,287
[1]	Gigabyte Technology Co. Ltd.	107,667	1,215
	Chang Hwa Commercial Bank Ltd.	1,521,146	1,206
	Powertech Technology Inc.	136,666	1,193
	Vanguard International Semiconductor Corp.	239,544	1,143
	Pegatron Corp.	385,794	1,107
	Far EasTone Telecommunications Co. Ltd.	346,308	1,102
	United Integrated Services Co. Ltd.	33,000	1,102
[1]	Inventec Corp.	511,759	1,076
[1]	eMemory Technology Inc.	14,000	1,059
	Shanghai Commercial & Savings Bank Ltd.	776,598	1,050
	Compal Electronics Inc.	824,401	1,048
	Taiwan Mobile Co. Ltd.	279,896	1,023
[1]	AUO Corp.	1,208,703	1,016
	WinWay Technology Co. Ltd.	5,000	990
	Chailease Holding Co. Ltd.	266,565	983
[1]	WT Microelectronics Co. Ltd.	158,205	977
[1]	Win Semiconductors Corp.	69,000	974
	WPG Holdings Ltd.	295,678	928
	Hotai Motor Co. Ltd.	56,344	911
	Lotes Co. Ltd.	16,840	896
	Silergy Corp.	66,621	866
[1]	Wan Hai Lines Ltd.	233,260	838
	Taiwan Business Bank	1,531,451	818
[1]	Fositek Corp.	11,000	799
	ITEQ Corp.	45,466	785
	Walsin Lihwa Corp.	629,561	778
[1]	E Ink Holdings Inc.	156,728	773
	L&K Engineering Co. Ltd.	31,744	755
	Innodisk Corp.	16,462	753
	Eva Airways Corp.	564,846	748
[1]	ADATA Technology Co. Ltd.	57,054	744
	President Chain Store Corp.	107,090	731
[1]	Fortune Electric Co. Ltd.	31,119	714
[1]	Co-Tech Development Corp.	41,000	698
	Chipbond Technology Corp.	121,000	670
	Synnex Technology International Corp.	242,175	664
	Hiwin Technologies Corp.	59,504	656
[1]	Micro-Star International Co. Ltd.	132,521	648
	Holy Stone Enterprise Co. Ltd.	27,300	638
	All Ring Tech Co. Ltd.	15,000	636
	Ardentec Corp.	87,000	625
	Sino-American Silicon Products Inc.	110,000	617
	AP Memory Technology Corp.	21,000	613
[1]	Catcher Technology Co. Ltd.	93,031	611
	TA Chen Stainless Pipe	396,032	609

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Caliway Biopharmaceuticals Co. Ltd.	203,000	606
	Kaori Heat Treatment Co. Ltd.	16,000	591
	Sigurd Microelectronics Corp.	87,000	572
	Acter Group Corp. Ltd.	21,000	572
	WNC Corp.	73,791	568
[1]	EZconn Corp.	11,000	566
	Topco Scientific Co. Ltd.	34,813	565
[1]	Teco Electric & Machinery Co. Ltd.	246,000	562
[1]	Acer Inc.	559,961	556
	Elite Advanced Laser Corp.	27,000	550
	Far Eastern New Century Corp.	608,312	544
	Visual Photonics Epitaxy Co. Ltd.	36,000	542
	Walsin Technology Corp.	57,000	530
*	Mitac Holdings Corp.	179,872	524
[1]	Universal Microwave Technology Inc.	12,000	522
[1]	AURAS Technology Co. Ltd.	13,000	512
	Genius Electronic Optical Co. Ltd.	16,000	507
	Taichung Commercial Bank Co. Ltd.	805,092	483
[1]	LuxNet Corp.	25,000	480
	Asia Cement Corp.	437,000	476
	Kinik Co.	22,000	473
	Elite Semiconductor Microelectronics Technology Inc.	51,000	470
	Simplo Technology Co. Ltd.	35,000	446
	Foxconn Technology Co. Ltd.	216,368	441
[1]	Voltronic Power Technology Corp.	13,505	441
[1]	Eternal Materials Co. Ltd.	168,780	439
	Sinbon Electronics Co. Ltd.	43,362	427
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	81,000	419
	Nien Made Enterprise Co. Ltd.	35,000	412
	China Airlines Ltd.	639,000	407
	XinTec Inc.	30,000	399
	Chenbro Micom Co. Ltd.	13,000	397
[1]	Chicony Electronics Co. Ltd.	118,000	396
[1]	Taiflex Scientific Co. Ltd.	38,115	393
	Highwealth Construction Corp.	266,870	392
	Eclat Textile Co. Ltd.	38,892	379
*,1	Taiwan Glass Industry Corp.	198,000	379
*,1	FOCI Fiber Optic Communications Inc.	16,085	379
*	Wafer Works Corp.	113,442	377
*,1	Fulltech Fiber Glass Corp.	93,000	370
[1]	Advanced Echem Materials Co. Ltd.	15,258	370
	Chunghwa Precision Test Tech Co. Ltd.	4,000	358
	Capital Securities Corp.	361,920	354
	Transcend Information Inc.	38,000	353
[1]	ASMedia Technology Inc.	7,866	353
	C Sun Manufacturing Ltd.	18,000	348
	Cheng Shin Rubber Industry Co. Ltd.	356,018	347
	Taiwan High Speed Rail Corp.	419,000	344
[1]	Dynapack International Technology Corp.	28,000	341
	Pou Chen Corp.	433,085	339
	Shihlin Electric & Engineering Corp.	52,000	328
	Marketech International Corp.	21,000	321
	Solar Applied Materials Technology Corp.	98,000	318
	Supreme Electronics Co. Ltd.	108,946	312
	ChipMOS Technologies Inc.	111,000	310
	VisEra Technologies Co. Ltd.	21,000	309
	I-Chiun Precision Industry Co. Ltd.	37,000	306
	TXC Corp.	52,000	304
	Grand Process Technology Corp.	4,000	304
	Getac Holdings Corp.	82,000	302
	Taiwan Surface Mounting Technology Corp.	48,000	302
	Makalot Industrial Co. Ltd.	46,341	284
	Pan Jit International Inc.	58,400	278
	Poya International Co. Ltd.	117,340	277
	Parade Technologies Ltd.	15,000	273
	Sunonwealth Electric Machine Industry Co. Ltd.	48,337	273
	President Securities Corp.	171,085	267
	Test Research Inc.	28,000	256
*	IBF Financial Holdings Co. Ltd.	500,160	251
	Yankey Engineering Co. Ltd.	12,903	250

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tong Hsing Electronic Industries Ltd.	37,322	249
	Far Eastern International Bank	580,646	247
	Ruentex Development Co. Ltd.	281,430	247
	Lien Hwa Industrial Holdings Corp.	186,250	245
	Shin Zu Shing Co. Ltd.	35,841	242
	Faraday Technology Corp.	43,313	239
*	Etron Technology Inc.	63,937	238
	Phoenix Silicon International Corp.	31,000	235
	Kinpo Electronics	227,000	232
	Tung Ho Steel Enterprise Corp.	90,110	230
	Scientech Corp.	10,000	228
	Longwell Co.	28,000	224
	Ennostar Inc.	114,000	221
	Taiwan Hon Chuan Enterprise Co. Ltd.	53,000	220
*	Tatung Co. Ltd.	248,987	220
[1]	Elan Microelectronics Corp.	51,000	218
	Wisdom Marine Lines Co. Ltd.	73,543	218
	Ennoconn Corp.	17,710	218
	Greatek Electronics Inc.	59,000	215
	Advanced Energy Solution Holding Co. Ltd.	6,000	213
	Ruentex Industries Ltd.	117,002	206
	Great Wall Enterprise Co. Ltd.	125,402	203
	Wiselink Co. Ltd.	66,760	202
[1]	Tong Yang Industry Co. Ltd.	77,000	200
	Giant Manufacturing Co. Ltd.	61,740	199
[1]	Dynamic Holding Co. Ltd.	51,794	197
	Shinkong Insurance Co. Ltd.	39,000	195
	YFY Inc.	206,000	194
*	Mercuries Life Insurance Co. Ltd.	592,204	194
	Gudeng Precision Industrial Co. Ltd.	12,491	194
	Primax Electronics Ltd.	103,000	193
	Bora Pharmaceuticals Co. Ltd.	14,108	193
	Qisda Corp.	214,880	192
	Feng Hsin Steel Co. Ltd.	95,000	191
	Radiant Opto-Electronics Corp.	66,439	191
[1]	Feng TAY Enterprise Co. Ltd.	86,728	185
*,1	HannStar Display Corp.	405,000	185
*	AcBel Polytech Inc.	130,883	185
	SDI Corp.	25,000	183
	Sitronix Technology Corp.	20,000	182
	Taiwan Secom Co. Ltd.	54,600	182
[1]	Nichidenbo Corp.	33,000	182
	Shinkong Synthetic Fibers Corp.	233,316	181
	Fusheng Precision Co. Ltd.	20,000	181
*,1	Starlux Airlines Co. Ltd.	273,000	180
	Sanyang Motor Co. Ltd.	90,000	179
[1]	Lotus Pharmaceutical Co. Ltd.	29,377	172
*	China Petrochemical Development Corp.	663,386	171
[1]	Unitech Printed Circuit Board Corp.	120,877	169
	Machvision Inc.	7,642	164
*	United Renewable Energy Co. Ltd.	284,420	163
	Taiwan Fertilizer Co. Ltd.	115,000	161
[1]	HTC Corp.	125,000	158
[1]	Tyntek Corp.	51,000	157
	Pixart Imaging Inc.	26,000	157
[1]	Global Brands Manufacture Ltd.	58,986	156
[1]	Systex Corp.	27,000	156
	Arcadyan Technology Corp.	31,123	155
[1]	Formosa Sumco Technology Corp.	13,000	155
[1]	Huaku Development Co. Ltd.	52,258	153
	Airoha Technology Corp.	8,000	153
	Ta Ya Electric Wire & Cable	126,027	149
[1]	Taiwan Speciality Chemicals Corp.	18,000	146
*	Nuvoton Technology Corp.	38,000	144
	Goldsun Building Materials Co. Ltd.	145,753	143
	JPC connectivity Inc.	15,000	143
[1]	AmTRAN Technology Co. Ltd.	106,637	142
	Foxsemicon Integrated Technology Inc.	16,000	141
	Cheng Loong Corp.	172,000	137
	Global Mixed Mode Technology Inc.	17,000	137

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wah Lee Industrial Corp.	33,720	136
	WUS Printed Circuit Co. Ltd.	27,000	136
	Everlight Electronics Co. Ltd.	65,000	135
*	FLEXium Interconnect Inc.	57,000	135
	First Hi-Tec Enterprise Co. Ltd.	16,000	135
[1]	Cleanaway Co. Ltd.	158,000	133
	Union Bank of Taiwan	208,820	133
	Taiwan Acceptance Corp.	47,847	131
	Silicon Integrated Systems Corp.	80,602	130
	Taiwan Semiconductor Co. Ltd.	43,000	129
	TPK Holding Co. Ltd.	60,000	129
[1]	Allis Electric Co. Ltd.	40,192	129
	Via Technologies Inc.	56,000	128
	Weikeng Industrial Co. Ltd.	88,000	124
	Stark Technology Inc.	25,000	124
	Tainan Spinning Co. Ltd.	280,000	123
	Ability Enterprise Co. Ltd.	56,429	122
[2]	Coretronic Corp.	46,000	122
	Chang Wah Technology Co. Ltd.	53,500	120
	Thinking Electronic Industrial Co. Ltd.	15,000	119
	Shiny Chemical Industrial Co. Ltd.	22,900	118
	Center Laboratories Inc.	117,806	116
[1]	Hannstar Board Corp.	49,680	116
	Charoen Pokphand Enterprise	33,600	114
	Evergreen Aviation Technologies Corp.	21,000	114
	Sercomm Corp.	46,653	113
*	China Man-Made Fiber Corp.	327,080	113
	ITE Technology Inc.	28,000	113
	Anpec Electronics Corp.	12,000	111
	G Shank Enterprise Co. Ltd.	28,000	111
*	Episil Technologies Inc.	56,000	110
	Nan Pao Resins Chemical Co. Ltd.	10,000	109
[1]	Ichia Technologies Inc.	57,000	107
[1]	momo.com Inc.	13,680	107
	Chin-Poon Industrial Co. Ltd.	76,000	105
*,1	Everlight Chemical Industrial Corp.	77,000	105
	Synmosa Biopharma Corp.	111,982	105
[1]	Pan-International Industrial Corp.	70,000	103
	Far Eastern Department Stores Ltd.	142,000	100
	Depo Auto Parts Ind Co. Ltd.	23,000	100
	Chang Wah Electromaterials Inc.	63,000	100
[1]	Yulon Motor Co. Ltd.	105,185	99
*	General Interface Solution GIS Holding Ltd.	44,000	99
	Merida Industry Co. Ltd.	38,000	98
*	Advanced Wireless Semiconductor Co.	26,370	98
[1]	Ruentex Engineering & Construction Co.	18,000	97
	Merry Electronics Co. Ltd.	37,755	94
	Farglory Land Development Co. Ltd.	48,000	93
*,1	Grand Pacific Petrochemical	188,799	93
	Daxin Materials Corp.	10,000	93
*	Ability Opto-Electronics Technology Co. Ltd.	14,393	92
	TTY Biopharm Co. Ltd.	37,000	91
[1]	Century Iron & Steel Industrial Co. Ltd.	32,000	91
[1]	Fitipower Integrated Technology Inc.	17,703	91
*,1	TSEC Corp.	110,000	90
	O-Bank Co. Ltd.	277,000	90
	Gemtek Technology Corp.	78,000	89
*	Medigen Vaccine Biologics Corp.	44,390	89
	EVERGREEN Steel Corp.	34,000	89
[1]	Solomon Technology Corp.	19,000	87
*	D-Link Corp.	134,760	85
*	BES Engineering Corp.	220,584	84
	Bank of Kaohsiung Co. Ltd.	223,694	84
	Clevo Co.	56,000	84
	Formosa Taffeta Co. Ltd.	146,000	84
	Sakura Development Co. Ltd.	73,785	84
	TA-I Technology Co. Ltd.	21,000	82
	Pegavision Corp.	6,514	82
	Zero One Technology Co. Ltd.	23,000	82
	AGV Products Corp.	258,000	81

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sporton International Inc.	13,372	81
	Chong Hong Development Co. Ltd.	34,066	81
*,1	Oneness Biotech Co. Ltd.	54,729	80
*	Chung Hung Steel Corp.	149,000	80
	Channel Well Technology Co. Ltd.	49,000	80
	CyberPower Systems Inc.	10,000	80
	Ho Tung Chemical Corp.	148,000	79
	Run Long Construction Co. Ltd.	73,260	79
	Nan Kang Rubber Tire Co. Ltd.	80,087	79
	Materials Analysis Technology Inc.	10,156	79
	Cathay Real Estate Development Co. Ltd.	110,000	78
	Flytech Technology Co. Ltd.	18,000	78
	Taiyen Biotech Co. Ltd.	80,000	77
	TSRC Corp.	86,000	77
	Kaimei Electronic Corp.	19,200	77
[1]	Chenming Electronic Technology Corp.	28,000	77
	Evergreen International Storage & Transport Corp.	45,500	76
	Brighton-Best International Taiwan Inc.	66,000	76
	Taiwan Sakura Corp.	29,000	76
	Hotai Finance Co. Ltd.	40,119	76
	Cheng Uei Precision Industry Co. Ltd.	53,000	75
	Kindom Development Co. Ltd.	65,010	75
*,1	Yieh Phui Enterprise Co. Ltd.	168,332	75
*,1	Andes Technology Corp.	9,000	74
	China Motor Corp.	43,200	73
	China Bills Finance Corp.	140,000	73
	Taiwan PCB Techvest Co. Ltd.	70,000	73
*	Sunplus Technology Co. Ltd.	91,000	72
	Standard Foods Corp.	79,000	72
*	RDC Semiconductor Co. Ltd.	13,240	72
*	Foresee Pharmaceuticals Co. Ltd.	28,068	72
	China Steel Chemical Corp.	26,000	71
	Chun Yuan Steel Industry Co. Ltd.	99,000	71
	Sonix Technology Co. Ltd.	37,000	71
	Grape King Bio Ltd.	24,890	70
	Adlink Technology Inc.	19,000	69
	Holtek Semiconductor Inc.	38,000	69
	TCI Co. Ltd.	17,297	69
	Sinon Corp.	55,000	69
[1]	Raydium Semiconductor Corp.	10,000	69
*,1	Lingsen Precision Industries Ltd.	69,000	68
	Universal Cement Corp.	80,500	68
	CMC Magnetics Corp.	194,747	67
	Kung Long Batteries Industrial Co. Ltd.	18,000	67
	Wei Chuan Foods Corp.	173,000	67
	Zyxel Group Corp.	49,961	66
	Ton Yi Industrial Corp.	137,000	66
*,1	Hota Industrial Manufacturing Co. Ltd.	41,810	65
	IEI Integration Corp.	23,000	65
*	Taiwan-Asia Semiconductor Corp.	61,000	65
*	TaiMed Biologics Inc.	32,960	65
[1]	Chicony Power Technology Co. Ltd.	26,000	65
*	EirGenix Inc.	42,000	64
	Syncmold Enterprise Corp.	26,000	63
	YungShin Global Holding Corp.	36,000	63
	ASROCK Inc.	9,000	63
[1]	JSL Construction & Development Co. Ltd.	40,068	63
[1]	Weltrend Semiconductor	30,000	62
	Quanta Storage Inc.	29,000	61
	Topkey Corp.	12,000	61
	Great Tree Pharmacy Co. Ltd.	28,296	61
	Kuo Toong International Co. Ltd.	37,330	60
	Johnson Health Tech Co. Ltd.	15,000	60
	M31 Technology Corp.	4,600	60
	Zeng Hsing Industrial Co. Ltd.	18,115	59
	UPI Semiconductor Corp.	10,000	59
	Panion & BF Biotech Inc.	32,000	59
	Hsin Kuang Steel Co. Ltd.	41,000	58
[1]	Motech Industries Inc.	76,594	58
	Dimerco Express Corp.	23,451	58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kenda Rubber Industrial Co. Ltd.	105,001	57
[1]	UPC Technology Corp.	148,000	57
[1]	Altek Corp.	44,795	56
	Hu Lane Associate Inc.	14,233	56
*,1	Fittech Co. Ltd.	14,508	56
	Taiwan Paiho Ltd.	42,000	55
	Promate Electronic Co. Ltd.	35,999	55
*	Lealea Enterprise Co. Ltd.	242,920	54
	Posiflex Technology Inc.	9,000	54
[1]	Allied Supreme Corp.	8,000	54
*	Career Technology MFG. Co. Ltd.	94,188	53
*	Gigastorage Corp.	59,000	52
	Xxentria Technology Materials Corp.	39,461	52
[1]	Fulgent Sun International Holding Co. Ltd.	22,985	52
	Lian HWA Food Corp.	20,570	52
	Chief Telecom Inc.	5,000	51
	Amazing Microelectronic Corp.	20,242	51
	Kenmec Mechanical Engineering Co. Ltd.	32,000	51
	Cenra Inc.	46,000	50
[1]	Swancor Holding Co. Ltd.	15,000	49
*	Apex International Co. Ltd.	37,688	48
	YC INOX Co. Ltd.	72,292	47
*,1	Phihong Technology Co. Ltd.	63,380	47
[1]	Alpha Networks Inc.	52,772	47
	Sunny Friend Environmental Technology Co. Ltd.	19,737	47
	Continental Holdings Corp.	76,000	47
[1]	Lai Yih Footwear Co. Ltd.	9,000	47
	China Metal Products	64,000	46
	FocalTech Systems Co. Ltd.	30,203	46
	Genesys Logic Inc.	15,000	46
	Infortrend Technology Inc.	37,000	45
*	Firich Enterprises Co. Ltd.	61,000	45
[1]	RichWave Technology Corp.	15,650	45
*,1	Taiwan Mask Corp.	36,620	45
	Actron Technology Corp.	9,574	45
	Rechi Precision Co. Ltd.	58,000	44
	Mercuries & Associates Holding Ltd.	78,969	44
	Advanced International Multitech Co. Ltd.	27,000	43
	Sampo Corp.	58,000	43
[1]	USI Corp.	108,000	43
*	International CSRC Investment Holdings Co.	127,990	42
	Formosan Rubber Group Inc.	49,000	42
	Nantex Industry Co. Ltd.	44,000	42
*,1	Cub Elecparts Inc.	14,281	41
	Bioteque Corp.	11,000	40
	Savior Lifetec Corp.	63,477	40
*	Oriental Union Chemical Corp.	75,000	39
	Darfon Electronics Corp.	40,000	39
	T3EX Global Holdings Corp.	18,000	39
	China Electric Manufacturing Corp.	99,540	38
*	Lung Yen Life Service Corp.	24,000	38
[1]	Namchow Holdings Co. Ltd.	37,000	38
*	Microbio Co. Ltd.	79,762	38
*	Egis Technology Inc.	12,000	38
*	Lumosa Therapeutics Co. Ltd.	16,000	38
	China General Plastics Corp.	93,155	37
	FSP Technology Inc.	22,000	37
*	CyberTAN Technology Inc.	56,000	37
	PharmaEngine Inc.	20,000	37
	Speed Tech Corp.	41,833	37
	Basso Industry Corp.	35,000	36
*	Ritek Corp.	103,214	36
*	Adimmune Corp.	65,000	36
	Radium Life Tech Co. Ltd.	112,771	35
	Hung Sheng Construction Ltd.	63,600	35
*	Longchen Paper & Packaging Co. Ltd.	100,803	35
*	Brogent Technologies Inc.	11,085	35
	Universal Vision Biotechnology Co. Ltd.	7,678	35
	Delpha Construction Co. Ltd.	59,000	35
	Forcecon Tech Co. Ltd.	14,950	35

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	HD Renewable Energy Co. Ltd.	15,989	35
*,1	Chung Hwa Pulp Corp.	78,000	34
*	Taiwan TEA Corp.	98,000	34
	Advanced Ceramic X Corp.	4,522	34
*	Advancetek Enterprise Co. Ltd.	37,000	34
	Asia Polymer Corp.	71,757	33
	Tong-Tai Machine & Tool Co. Ltd.	34,000	33
	Chia Hsin Cement Corp.	76,100	32
	KMC Kuei Meng International Inc.	11,000	32
	Gamania Digital Entertainment Co. Ltd.	25,000	32
	ZillTek Technology Corp.	5,000	32
[1]	TYC Brother Industrial Co. Ltd.	35,000	31
*,1	Elitegroup Computer Systems Co. Ltd.	50,000	31
	TaiDoc Technology Corp.	7,709	31
*	Gourmet Master Co. Ltd.	12,000	31
	Rich Development Co. Ltd.	122,490	30
	Chlitina Holding Ltd.	11,332	30
	Soft-World International Corp.	9,000	28
	Sinyi Realty Inc.	43,000	27
	Darwin Precisions Corp.	67,500	27
*	Federal Corp.	47,000	27
	ScinoPharm Taiwan Ltd.	45,000	27
	Rexon Industrial Corp. Ltd.	25,000	26
*	Ultra Chip Inc.	10,000	26
	Iron Force Industrial Co. Ltd.	10,630	25
	Hong Pu Real Estate Development Co. Ltd.	37,000	24
[1]	Sensortek Technology Corp.	5,000	24
	Waffer Technology Corp.	19,454	24
[1]	Huang Hsiang Construction Corp.	21,554	23
*	St. Shine Optical Co. Ltd.	7,000	22
*	Medigen Biotechnology Corp.	18,000	21
	Kuo Yang Construction Co. Ltd.	39,000	21
	91APP Inc.	11,000	21
	KEE TAI Properties Co. Ltd.	70,650	20
	Yungshin Construction & Development Co. Ltd.	12,000	20
	Cyberlink Corp.	10,000	19
*,1	Taiwan Styrene Monomer	70,000	19
*	Polaris Group	56,415	19
*	Shining Building Business Co. Ltd.	80,000	18
[1]	Tung Thih Electronic Co. Ltd.	11,440	16
	CHC Healthcare Group	20,000	16
*	PChome Online Inc.	15,430	12
*	OBI Pharma Inc.	15,494	12
*,2	Shinfox Energy Co. Ltd.	14,904	2
			776,678
Thailand (0.5%)
	Delta Electronics Thailand PCL (Foreign)	577,300	4,320
	Kasikornbank PCL (Foreign)	353,500	2,643
	Advanced Info Service PCL (Foreign)	185,700	1,986
	SCB X PCL (Foreign)	335,200	1,525
	Krung Thai Bank PCL (Foreign)	1,153,700	1,503
	Airports of Thailand PCL (Foreign)	770,300	1,473
	CP ALL PCL (Foreign)	1,037,600	1,445
	Bangkok Dusit Medical Services PCL (Foreign)	2,209,800	1,305
	Siam Cement PCL (Foreign)	137,300	1,079
	Central Pattana PCL (Foreign)	479,500	972
	True Corp. PCL (Foreign)	2,316,514	914
	TMBThanachart Bank PCL (Foreign)	8,867,524	796
	Bumrungrad Hospital PCL (Foreign)	118,500	684
	Bangkok Bank PCL (Foreign)	114,400	659
	Minor International PCL (Foreign)	766,500	512
	Charoen Pokphand Foods PCL (Foreign)	666,100	473
	Central Retail Corp. PCL (Foreign)	519,600	454
	Tisco Financial Group PCL (Foreign)	116,700	450
	Kiatnakin Phatra Bank PCL (Foreign)	110,100	385
	Thanachart Capital PCL (Foreign)	126,400	327
	Krungthai Card PCL (Foreign)	255,300	286
	KCE Electronics PCL (Foreign)	157,100	285
	Indorama Ventures PCL (Foreign)	358,700	264

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bangkok Expressway & Metro PCL (Foreign)	1,075,800	224
	Thai Union Group PCL (Foreign)	490,700	186
	WHA Premium Growth Freehold & Leasehold REIT	547,046	181
	Thaifoods Group PCL (Foreign)	600,900	181
	Hana Microelectronics PCL (Foreign)	121,600	173
	Com7 PCL (Foreign)	191,800	172
	Cal-Comp Electronics Thailand PCL (Foreign)	598,000	171
	Home Product Center PCL (Foreign)	864,100	168
	SCG Packaging PCL (Foreign)	184,900	168
	TIDLOR Holdings PCL (Foreign)	286,117	167
	Land & Houses PCL (Foreign)	1,322,100	146
	Central Plaza Hotel PCL (Foreign)	111,600	145
	CPN Retail Growth Leasehold REIT	357,300	142
	Bangkok Life Assurance PCL NVDR	184,200	135
	Srisawad Corp. PCL (Foreign)	188,761	134
	Amata Corp. PCL (Foreign)	128,493	127
	CP Axtra PCL (Foreign)	275,755	123
	Osotspa PCL (Foreign)	252,500	122
	MBK PCL (Foreign)	180,300	121
	Muangthai Capital PCL (Foreign)	129,100	121
	Thai Life Insurance PCL (Foreign)	357,500	120
	Asset World Corp. PCL (Foreign)	1,251,300	116
	Supalai PCL (Foreign)	234,200	114
	Sansiri PCL (Foreign)	2,360,900	104
	AP Thailand PCL (Foreign)	415,400	103
*	BTS Group Holdings PCL (Foreign)	1,630,522	102
	Sri Trang Agro-Industry PCL (Foreign)	141,300	97
*	Energy Absolute PCL (Foreign)	1,099,800	95
	Thai Vegetable Oil PCL (Foreign)	111,070	94
	Stecon Group PCL (Foreign)	169,600	94
	Bangkok Airways PCL (Foreign)	161,800	93
	Betagro PCL (Foreign)	124,900	77
	Siam Global House PCL (Foreign)	355,775	74
	TTW PCL (Foreign)	233,200	74
	Tipco Asphalt PCL (Foreign)	137,700	74
	Thailand Future Fund	347,700	73
	Berli Jucker PCL (Foreign)	143,500	67
	AEON Thana Sinsap Thailand PCL (Foreign)	22,100	67
	Bangkok Chain Hospital PCL (Foreign)	190,200	61
	Mega Lifesciences PCL (Foreign)	56,000	61
	PTG Energy PCL (Foreign)	257,700	59
	I-TAIL Corp. PCL (Foreign)	110,500	58
	Plan B Media PCL (Foreign)	279,268	55
*	Thaicom PCL (Foreign)	161,600	53
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	52
	TOA Paint Thailand PCL (Foreign)	102,200	48
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	48
*	VGI PCL (Foreign)	1,471,199	45
	Quality Houses PCL (Foreign)	994,900	43
	Bangkok Life Assurance PCL (Foreign)	58,000	42
	Chularat Hospital PCL (Foreign)	885,000	39
[1]	JMT Network Services PCL (Foreign)	114,192	38
	Dhipaya Group Holdings PCL (Foreign)	50,400	38
	GFPT PCL (Foreign)	115,600	35
	SKY ICT PCL (Foreign)	60,500	33
	Bangkok Land PCL (Foreign)	1,730,200	30
	Jaymart Group Holdings PCL (Foreign)	83,900	27
*	Jasmine Technology Solution PCL (Foreign)	31,600	26
	MK Restaurants Group PCL (Foreign)	37,800	24
	Thonburi Healthcare Group PCL (Foreign)	105,140	24
	Dohome PCL (Foreign)	208,862	22
	SPCG PCL (Foreign)	57,800	19
*	Jasmine International PCL (Foreign)	655,813	18
			30,483
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	176,793	1,485
	Akbank TAS	639,144	950
	Turk Hava Yollari AO	113,472	709
*	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	83,508	563

ESG International Stock ETF
		Shares	Market Value• ($000)
	Katilimevim Tasarruf Finansman A/S	427,767	555
	Eregli Demir ve Celik Fabrikalari TAS	687,540	552
*	Yapi ve Kredi Bankasi A/S	685,513	518
	Turkcell Iletisim Hizmetleri A/S	242,981	480
	Turkiye Is Bankasi A/S Class C	1,775,543	464
*	Isiklar Enerji ve Yapi Holding A/S	94,051	404
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	68,244	342
	Turkiye Garanti Bankasi A/S	114,970	311
	Coca-Cola Icecek A/S	167,280	261
	Ford Otomotiv Sanayi A/S	157,079	250
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	5,457	228
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	29,756	206
	Yeni Gimat Gayrimenkul Ortakligi A/S	41,803	203
	Turkiye Sise ve Cam Fabrikalari A/S	241,289	198
	TAV Havalimanlari Holding A/S	35,423	194
*	Turk Altin Isletmeleri A/S	175,345	192
	Migros Ticaret A/S	17,246	190
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	173,647	170
*,3	MLP Saglik Hizmetleri A/S	19,196	167
*	Ral Yatirim Holding A/S	27,213	153
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	349,864	145
*	Pegasus Hava Tasimaciligi A/S	46,268	141
*	Gubre Fabrikalari TAS	13,869	138
*	Sasa Polyester Sanayi A/S	2,731,898	133
	Tofas Turk Otomobil Fabrikasi A/S	21,871	123
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	55,619	118
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	85,480	116
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	154,501	111
*	Turkiye Halk Bankasi A/S	117,693	103
[3]	Enerjisa Enerji A/S	43,953	100
*	Turk Telekomunikasyon A/S	92,376	98
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	70,496	97
*	Petkim Petrokimya Holding A/S	214,602	89
	Oyak Cimento Fabrikalari A/S	182,404	85
	Turkiye Sigorta A/S	678,440	84
*	Turkiye Vakiflar Bankasi TAO	124,344	82
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	80
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	37,210	74
	Global Yatirim Holding A/S	213,030	73
	TAB Gida Sanayi ve Ticaret A/S	14,801	72
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S Class B	37,238	71
*	Arcelik A/S	37,563	70
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	133,424	69
	Anadolu Anonim Turk Sigorta Sirketi	120,412	68
	Nuh Cimento Sanayi A/S	14,788	66
	Is Yatirim Menkul Degerler A/S	94,936	65
*	Investco Holding A/S	3,977	65
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	60
	Dogan Sirketler Grubu Holding A/S	124,692	57
	Ulker Biskuvi Sanayi A/S	30,197	56
*	Lydia Holding A/S	18,213	56
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	55
*	Sok Marketler Ticaret A/S	47,018	54
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	224,460	53
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	50
	Albaraka Turk Katilim Bankasi A/S	277,693	50
*	Bera Holding A/S	177,410	50
	Akcansa Cimento A/S	9,388	47
	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	47
*	Turk Traktor ve Ziraat Makineleri A/S	5,199	46
	AKIS Gayrimenkul Yatirimi A/S	220,620	46
	Borusan Yatirim ve Pazarlama A/S	1,306	45
	Turkiye Sinai Kalkinma Bankasi A/S	191,324	43
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	506,064	43
*	MIA Teknoloji A/S	72,289	42
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	40
	Logo Yazilim Sanayi ve Ticaret A/S	14,556	40
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	561,372	40
*	Kayseri Seker Fabrikasi A/S	460,316	40
*	Baticim Cimento Sanayi Anonim Sirketi	68,072	37

ESG International Stock ETF
		Shares	Market Value• ($000)
*	DAP Gayrimenkul Gelistirme A/S Class C	218,994	37
*	Fenerbahce Futbol A/S	548,332	36
	Anadolu Hayat Emeklilik A/S	16,517	36
*	Hektas Ticaret TAS	627,865	35
	LDR Turizm A/S	50,924	34
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	148,394	32
*	Is Finansal Kiralama A/S	76,041	31
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	31
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	116	29
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	28
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	27
*	EGE Endustri ve Ticaret A/S	243	26
	Oyak Yatirim Menkul Degerler A/S	34,741	26
*	Akfen Yenilenebilir Enerji A/S	54,444	26
*	Bursa Cimento Fabrikasi A/S	199,805	24
	Sekerbank Turk A/S	177,616	23
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	278,772	23
*	Tat Gida Sanayi A/S	56,770	21
*	Polisan Holding A/S	45,381	20
*	Kontrolmatik Enerji ve Muhendislik A/S	265,964	20
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	181,368	20
*	Aksigorta A/S	146,487	19
	Ebebek Magazacilik A/S Class B	10,694	19
*	Kordsa Teknik Tekstil A/S	9,659	17
	Iskenderun Demir ve Celik A/S	15,458	17
	Escar Turizm Tasimacilik Ticaret A/S	19,478	17
*	Vestel Elektronik Sanayi ve Ticaret A/S	34,099	16
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	16
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	16
*	Karsan Otomotiv Sanayii ve Ticaret A/S	79,295	16
*	Reeder Teknoloji Sanayi ve Ticaret A/S	127,324	15
	Eczacibasi Yatirim Holding Ortakligi A/S	2,082	14
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	13
*	Biotrend Cevre ve Enerji Yatirimlari A/S	33,343	13
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	12
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	12
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	12
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	11
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	11
*	Qua Granite Hayal	164,436	11
	Galata Wind Enerji A/S	23,533	11
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	261,639	10
	Vakif Gayrimenkul Yatirim Ortakligi A/S	218,237	9
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	9
*	Karel Elektronik Sanayi ve Ticaret A/S	49,347	9
*	Aydem Yenilenebilir Enerji A/S	16,135	9
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,514	9
*	Imas Makina Sanayi A/S	145,988	7
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	7
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	7
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	6
*	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	4
			14,337
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	904,192	4,859
	Emirates Telecommunications Group Co. PJSC	698,251	4,050
	Emaar Properties PJSC	1,286,070	3,744
	Emirates NBD Bank PJSC	364,141	2,976
	Abu Dhabi Commercial Bank PJSC	635,040	2,589
	Abu Dhabi Islamic Bank PJSC	294,245	1,830
	Aldar Properties PJSC	755,981	1,574
*	Two Point Zero Group PJSC	2,143,916	1,232
	Dubai Islamic Bank PJSC	568,202	1,111
	Emaar Development PJSC	168,873	584
	Salik Co. PJSC	367,548	541
	Agility Global plc	1,088,532	497
	Dubai Investments PJSC	430,012	427
	Borouge plc	600,114	381
	Americana Restaurants International plc - Foreign Co.	567,965	372

ESG International Stock ETF
		Shares	Market Value• ($000)
	Talabat Holding plc	942,729	308
*	Abu Dhabi Ports Co. PJSC	179,974	297
	Sharjah Islamic Bank	369,347	294
	Parkin Co. PJSC	161,929	254
	Abu Dhabi National Hotels	1,531,081	170
	Lulu Retail Holdings plc	608,729	159
	Emirates Central Cooling Systems Corp.	366,329	158
	Fertiglobe plc	196,108	139
	Amanat Holdings PJSC	327,917	131
*	Space42 plc	238,896	119
	Dubai Financial Market PJSC	301,364	113
*	RAK Properties PJSC	359,116	104
	Ajman Bank PJSC	260,140	101
*	Phoenix Group plc	580,462	90
	Agthia Group PJSC	53,297	47
*,2	Arabtec Holding PJSC	101,139	—
			29,251
United Kingdom (6.1%)
	AstraZeneca plc	304,929	49,160
	Unilever plc	428,801	27,606
	GSK plc	810,802	20,391
	Barclays plc	2,776,657	18,415
	Lloyds Banking Group plc	11,912,233	17,563
	NatWest Group plc	1,622,953	14,757
	RELX plc	360,609	12,939
	London Stock Exchange Group plc	95,407	11,564
	Standard Chartered plc	362,735	10,535
	Compass Group plc	344,918	10,497
	Haleon plc	1,807,605	9,004
	Reckitt Benckiser Group plc	130,232	8,994
	Tesco plc	1,266,776	7,843
	3i Group plc	202,030	7,646
	Experian plc	183,172	7,457
	Prudential plc	511,058	6,951
	Aviva plc	611,842	5,997
	Vodafone Group plc	3,703,685	5,936
[1]	Sunbelt Rentals Holdings Inc.	83,184	5,911
	Next plc	23,085	4,827
	InterContinental Hotels Group plc	28,731	4,611
	Legal & General Group plc	1,127,926	4,425
	Coca-Cola Europacific Partners plc	40,721	4,370
	Antofagasta plc	69,434	3,705
	Halma plc	76,148	3,703
	Segro plc	280,147	3,612
	BT Group plc	1,133,644	3,137
	Informa plc	259,527	3,130
	United Utilities Group plc	151,023	2,910
	Sage Group plc	187,610	2,742
	Admiral Group plc	50,508	2,739
	Diploma plc	27,337	2,687
	Endeavour Mining plc	42,783	2,670
	International Consolidated Airlines Group SA	433,767	2,530
	Smith & Nephew plc	175,424	2,509
	Coca-Cola HBC AG	40,033	2,462
	Bunzl plc	65,063	2,448
	Rentokil Initial plc	500,544	2,353
	Severn Trent plc	53,565	2,269
	Marks & Spencer Group plc	413,544	2,192
	Pearson plc	123,955	2,056
	Beazley plc	116,889	2,046
	M&G plc	415,096	1,956
	Standard Life plc	153,570	1,939
*	Wise Group plc Class A	148,048	1,932
	J Sainsbury plc	387,458	1,745
	Games Workshop Group plc	6,744	1,672
	Hiscox Ltd.	66,395	1,643
	St. James's Place plc	101,210	1,597
	Fresnillo plc	37,959	1,592
	Associated British Foods plc	56,746	1,565

ESG International Stock ETF
		Shares	Market Value• ($000)
	DCC Energy plc	17,402	1,495
	ICG plc	55,118	1,486
	Kingfisher plc	347,855	1,470
	Land Securities Group plc	158,365	1,460
	Croda International plc	28,632	1,331
	Lion Finance Group plc	7,127	1,284
	IG Group Holdings plc	65,790	1,243
	Aberdeen Group plc	360,477	1,217
	Schroders plc	153,660	1,212
	British Land Co. plc	210,677	1,201
[3]	Convatec Group plc	391,860	1,196
[3]	Autotrader Group plc	168,679	1,196
	Barratt Redrow plc	276,909	1,180
	Howden Joinery Group plc	108,869	1,157
	Whitbread plc	34,558	1,135
	LondonMetric Property plc	445,985	1,130
	WPP plc	215,064	1,101
	Investec plc	123,625	1,100
	Rightmove plc	153,869	1,056
*	Burberry Group plc	72,304	1,047
[1]	Mondi plc	89,367	1,039
	Persimmon plc	65,534	1,036
	RS Group plc	97,401	991
	Man Group plc	238,518	989
*	Berkeley Group Holdings plc	18,351	882
	Computacenter plc	11,268	860
	Pan African Resources plc	458,560	834
	Taylor Wimpey plc	724,954	829
	Zegona Communications plc	34,723	761
	Cranswick plc	10,432	759
	Johnson Matthey plc	24,570	750
	Inchcape plc	63,364	726
[3]	Quilter plc	275,746	720
	Plus500 Ltd.	14,046	713
	Softcat plc	25,267	705
	easyJet plc	78,472	704
	ITV plc	710,545	679
	Mitie Group plc	241,150	678
	Bellway plc	22,749	662
	Hikma Pharmaceuticals plc	30,392	661
	UNITE Group plc	96,245	659
	B&M European Value Retail plc	205,365	658
	TP ICAP Group plc	137,303	636
	Pennon Group plc	98,113	633
	Derwent London plc	22,772	627
	Primary Health Properties plc	474,472	611
	Shaftesbury Capital plc	305,573	608
	TBC Bank Group plc	8,672	588
[3]	Airtel Africa plc	126,772	566
	Coats Group plc	516,977	565
	Hochschild Mining plc	63,234	559
	Hammerson plc	110,287	558
	Tate & Lyle plc	70,913	529
	JD Sports Fashion plc	449,897	522
	AJ Bell plc	61,908	505
	Renishaw plc	7,272	502
	Greggs plc	20,199	502
	Grafton Group plc	35,081	490
	OSB Group plc	66,734	461
	Canal+ SA	129,527	456
	Big Yellow Group plc	38,157	450
	Savills plc	31,092	449
	Greencore Group plc	124,417	448
	Helios Towers plc	163,251	446
[3]	Bridgepoint Group plc	102,955	444
*,3	Watches of Switzerland Group plc	45,964	441
	Sirius Real Estate Ltd.	330,595	440
	Oxford Instruments plc	11,346	436
	SSP Group plc	158,741	432
	Volution Group plc	47,451	429

ESG International Stock ETF
		Shares	Market Value• ($000)
	Genus plc	13,612	428
	Paragon Banking Group plc	38,599	414
	Clarkson plc	5,700	392
	Premier Foods plc	142,402	381
	Currys plc	182,844	374
	Lancashire Holdings Ltd.	44,939	371
*	Ocado Group plc	115,297	370
	International Workplace Group plc	144,596	367
	Grainger plc	147,992	345
	Safestore Holdings plc	42,955	340
	Great Portland Estates plc	73,719	334
	Travis Perkins plc	37,857	331
	4imprint Group plc	5,272	317
	Hays plc	295,287	308
	Dunelm Group plc	24,324	286
	Ashmore Group plc	92,803	279
	Kainos Group plc	16,298	272
*	Molten Ventures plc	28,440	269
*,3	Trustpilot Group plc	67,566	264
	MONY Group plc	93,566	257
	IntegraFin Holdings plc	47,586	256
	Baltic Classifieds Group plc	89,615	256
	Breedon Group plc	52,809	253
	Firstgroup plc	104,191	251
*	Vistry Group plc	61,608	249
	Zigup plc	40,065	237
	Bytes Technology Group plc	40,088	236
	Moonpig Group plc	59,098	234
	Pets at Home Group plc	78,854	232
	Rathbones Group plc	9,703	223
	Vesuvius plc	38,551	202
*,3	Trainline plc	76,010	202
	Domino's Pizza Group plc	68,904	196
*	Oxford Nanopore Technologies plc	78,344	186
[3]	CMC Markets plc	18,876	185
	Jupiter Fund Management plc	77,621	178
*	Close Brothers Group plc	30,139	168
	Telecom Plus plc	13,753	162
[3]	Spire Healthcare Group plc	50,178	159
	Michael Page plc	52,440	156
*	IP Group plc	159,483	156
	Ninety One plc	53,082	154
	Genuit Group plc	41,445	153
	AG Barr plc	18,819	152
	WH Smith plc	26,128	145
	RHI Magnesita NV	3,442	128
	Hilton Food Group plc	13,782	118
	Wickes Group plc	42,103	110
	Workspace Group plc	21,264	108
	Dr. Martens plc	95,335	99
[1]	NCC Group plc	48,301	94
	Marshalls plc	41,669	93
	AO World plc	62,553	81
	Picton Property Income Ltd.	81,152	80
	Future plc	18,311	76
[1,3]	Ibstock plc	60,143	72
*,1	THG plc	122,226	57
	Crest Nicholson Holdings plc	43,431	38
*,1,3	Aston Martin Lagonda Global Holdings plc	49,662	22
			414,121
Total Common Stocks (Cost $4,389,236)			6,733,875
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	162,900	22,061
	Itau Unibanco Holding SA Preference Shares	1,103,163	8,414
	Banco Bradesco SA Preference Shares	1,078,876	3,579
	Itausa SA Preference Shares	1,163,998	2,943
	Henkel AG & Co. KGaA Preference Shares	31,283	2,754
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	24,472	1,993

ESG International Stock ETF
		Shares	Market Value• ($000)
	Grupo Cibest SA Preference Shares	57,578	1,310
	Gerdau SA Preference Shares	253,793	1,163
	Hyundai Motor Co. Preference Shares (XARX)	6,721	934
	Hyundai Motor Co. Preference Shares	5,033	696
	Cia Energetica de Minas Gerais Preference Shares	309,066	638
	FUCHS SE Preference Shares	11,653	544
	Grupo de Inversiones Suramericana SA Preference Shares	28,484	431
	LG Electronics Inc. Preference Shares	5,698	312
	Metalurgica Gerdau SA Preference Shares	149,596	300
	Sixt SE Preference Shares	4,152	294
	Isa Energia Brasil SA Preference Shares	56,185	289
	Mirae Asset Securities Co. Ltd. Preference Shares	28,057	230
	Draegerwerk AG & Co. KGaA Preference Shares	1,635	213
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	585	182
	LG Chem Ltd. Preference Shares	1,929	179
	Bradespar SA Preference Shares	38,509	164
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	100,800	145
	Korea Investment Holdings Co. Ltd. Preference Shares	1,298	141
	Amorepacific Corp. Preference Shares	4,016	135
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	47,100	128
	Banco ABC Brasil SA Preference Shares	28,162	126
	Daishin Securities Co. Ltd. Preference Shares	8,386	125
	Marcopolo SA Preference Shares	136,840	116
	Alpargatas SA Preference Shares	39,100	113
	Unipar Carbocloro SA Preference Shares Class B	9,373	101
	Corem Property Group AB Preference Shares	3,955	97
*	Samsung SDI Co. Ltd. Preference Shares	318	53
	CJ CheilJedang Corp. Preference Shares	543	49
	Localiza Rent a Car SA Preference Shares	6,694	45
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	9,308	41
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	39
	LG H&H Co. Ltd. Preference Shares	474	37
*	Randoncorp SA Preference Shares	27,400	25
Total Preferred Stocks (Cost $30,926)			51,139
Rights (0.0%)
*,1	Norma Group SE Exp. 9/15/2026	5,819	5
*,2	Greencore Group plc Share Incentive Plan CVR	30,028	1
*	Banco Bradesco SA Exp. 9/4/2026	78,520	—
*,2	Century Iron & Steel Industrial Co. Ltd. Exp. 9/7/2026	1,944	—
*	Burgan Bank SAK Exp. 9/14/2026	13,619	—
Total Rights (Cost $—)			6
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/31/2030	3,597	4
*	VGI PCL Exp. 5/23/2027	88,419	—
Total Warrants (Cost $—)			4
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.731% (Cost $91,401)	914,107	91,402
Total Investments (100.8%) (Cost $4,511,563)			6,876,426
Other Assets and Liabilities—Net (-0.8%)			(52,872)
Net Assets (100%)			6,823,554

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,924.
2	Security value determined using significant unobservable inputs.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $171,983, representing 2.5% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $81,204 was received for securities on loan.

ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2026	150	24,216	395
MSCI Emerging Markets Index	September 2026	166	14,202	(243)
				152

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	4,979	USD	5,705	81	—
Goldman Sachs International	9/16/2026	INR	507,498	USD	5,261	65	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	1,085,108	USD	6,877	—	(77)
Toronto-Dominion Bank	9/16/2026	USD	505	AUD	715	—	(8)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	6,918	CHF	5,446	171	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	10,414	EUR	8,979	—	(20)
Goldman Sachs International	9/16/2026	USD	3,621	EUR	3,134	—	(22)
Toronto-Dominion Bank	9/16/2026	USD	2,396	GBP	1,794	—	(36)
Deutsche Bank AG	9/16/2026	USD	302	HKD	2,356	1	—
Deutsche Bank AG	9/16/2026	USD	8,788	JPY	1,394,798	48	—
Goldman Sachs International	9/16/2026	USD	695	KRW	1,069,562	—	(86)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,167	SEK	10,984	19	—
Goldman Sachs International	9/16/2026	USD	986	SGD	1,256	—	(4)
Deutsche Bank AG	9/16/2026	USD	1,327	TWD	42,050	1	—
						386	(253)

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,420,162)	6,785,024
Affiliated Issuers (Cost $91,401)	91,402
Total Investments in Securities	6,876,426
Investment in Vanguard	140
Foreign Currency, at Value (Cost $17,912)	17,952
Cash Collateral Pledged—Futures Contracts	1,600
Receivables for Investment Securities Sold	530
Receivables for Accrued Income	19,038
Unrealized Appreciation—Forward Currency Contracts	386
Total Assets	6,916,072
Liabilities
Payables for Investment Securities Purchased	27
Collateral for Securities on Loan	81,204
Payables to Vanguard	686
Variation Margin Payable—Futures Contracts	97
Unrealized Depreciation—Forward Currency Contracts	253
Deferred Foreign Capital Gains Taxes	10,251
Total Liabilities	92,518
Net Assets	6,823,554
1 Includes $73,924 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	4,751,709
Total Distributable Earnings (Loss)	2,071,845
Net Assets	6,823,554
Net Assets
Applicable to 82,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,823,554
Net Asset Value Per Share	$83.11
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	145,944
Interest[2]	680
Securities Lending—Net	2,220
Total Income	148,844
Expenses
The Vanguard Group—Note C
Investment Advisory Services	432
Management and Administrative[3]	4,712
Marketing and Distribution	164
Custodian Fees	448
Auditing Fees	52
Accounting Fees[3]	52
Shareholders’ Reports[3]	57
Trustees’ Fees and Expenses	3
Other Expenses	199
Total Expenses	6,119
Net Investment Income	142,725
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	(27,763)
Futures Contracts	9,883
Forward Currency Contracts	533
Foreign Currencies	(1,567)
Realized Net Gain (Loss)	(18,914)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,309,875
Futures Contracts	(262)
Forward Currency Contracts	273
Foreign Currencies	(131)
Change in Unrealized Appreciation (Depreciation)	1,309,755
Net Increase (Decrease) in Net Assets Resulting from Operations	1,433,566

1	Dividends are net of foreign withholding taxes of $18,941.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $480, ($1), and ($2), respectively.
Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Realized Gain (Loss) is net of foreign capital gains taxes of $474.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($202).
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	142,725	113,873
Realized Net Gain (Loss)	(18,914)	(8,378)
Change in Unrealized Appreciation (Depreciation)	1,309,755	522,157
Net Increase (Decrease) in Net Assets Resulting from Operations	1,433,566	627,652
Distributions
Total Distributions	(187,563)	(130,910)
Capital Share Transactions
Issued	561,408	526,367
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(40,576)
Net Increase (Decrease) from Capital Share Transactions	561,408	485,791
Total Increase (Decrease)	1,807,411	982,533
Net Assets
Beginning of Period	5,016,143	4,033,610
End of Period	6,823,554	5,016,143
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$67.33	$60.47	$52.64	$48.46	$64.34
Investment Operations
Net Investment Income[1]	1.804	1.635	1.446	1.385	1.632
Net Realized and Unrealized Gain (Loss) on Investments	16.374	7.128	8.043	4.073	(15.837)
Total from Investment Operations	18.178	8.763	9.489	5.458	(14.205)
Distributions
Dividends from Net Investment Income	(2.398)	(1.903)	(1.659)	(1.278)	(1.675)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.398)	(1.903)	(1.659)	(1.278)	(1.675)
Net Asset Value, End of Period	$83.11	$67.33	$60.47	$52.64	$48.46
Total Return	27.52%	14.92%	18.37%	11.36%	-22.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,824	$5,016	$4,034	$3,390	$2,864
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.68%	2.62%	2.72%	2.89%
Portfolio Turnover Rate[2]	5%	8%	5%	9%	12%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $140,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

ESG International Stock ETF
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	550,048	6,183,186	641	6,733,875
Preferred Stocks	22,103	29,036	—	51,139
Rights	5	—	1	6
Warrants	—	—	4	4
Temporary Cash Investments	91,402	—	—	91,402
Total	663,558	6,212,222	646	6,876,426

Derivative Financial Instruments
Assets
Futures Contracts[1]	395	—	—	395
Forward Currency Contracts	—	386	—	386
Total	395	386	—	781
Liabilities
Futures Contracts[1]	(243)	—	—	(243)
Forward Currency Contracts	—	(253)	—	(253)
Total	(243)	(253)	—	(496)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	395	—	395
Unrealized Appreciation—Forward Currency Contracts	—	386	386
Total Assets	395	386	781

Unrealized Depreciation—Futures Contracts[1]	(243)	—	(243)
Unrealized Depreciation—Forward Currency Contracts	—	(253)	(253)
Total Liabilities	(243)	(253)	(496)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

ESG International Stock ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,883	—	9,883
Forward Currency Contracts	—	533	533
Realized Net Gain (Loss) on Derivatives	9,883	533	10,416

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(262)	—	(262)
Forward Currency Contracts	—	273	273
Change in Unrealized Appreciation (Depreciation) on Derivatives	(262)	273	11
F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	35,946
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,259,390
Capital Loss Carryforwards	(223,020)
Qualified Late-Year Losses	—
Other Temporary Differences	(471)
Total	2,071,845
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	187,563	130,910
Long-Term Capital Gains	—	—
Total	187,563	130,910

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,607,271
Gross Unrealized Appreciation	2,628,330
Gross Unrealized Depreciation	(359,175)
Net Unrealized Appreciation (Depreciation)	2,269,155
G. During the year ended August 31, 2026, the fund purchased $511,688,000 of investment securities and sold $323,308,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $321,242,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31,

ESG International Stock ETF
2026, such purchases were $92,000 and sales were $12,000, resulting in net realized loss of $3,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	7,600	8,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(700)
Net Increase (Decrease) in Shares Outstanding	7,600	7,800
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG International Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG International Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 0.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $97,426,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $249,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $155,144,000 and foreign taxes paid of $14,364,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.

Q43940 102026

Financial Statements
For the year ended August 31, 2026
Vanguard Global Wellington™ Fund

Contents

Global Wellington Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (64.8%)
Austria (0.9%)
	Erste Group Bank AG	214,934	30,210
China (1.6%)
	Alibaba Group Holding Ltd.	1,463,101	20,915
	Tencent Holdings Ltd.	339,200	19,482
	ENN Energy Holdings Ltd.	1,883,863	11,918
			52,315
Finland (0.6%)
	Nokia OYJ	2,016,586	20,510
France (4.4%)
	TotalEnergies SE	541,470	47,711
	BNP Paribas SA	266,742	31,758
	Capgemini SE	207,629	25,827
	Arkema SA	250,656	17,445
	Engie SA	488,270	13,948
	Societe Generale SA	113,983	9,601
			146,290
Germany (1.5%)
	Brenntag SE	392,356	28,552
	Daimler Truck Holding AG	368,858	19,975
			48,527
Hong Kong (0.7%)
	AIA Group Ltd.	2,379,000	22,999
India (0.3%)
	HDFC Bank Ltd. ADR	356,264	8,087
Japan (7.3%)
	Isuzu Motors Ltd.	1,975,043	28,048
	Shin-Etsu Chemical Co. Ltd.	684,218	25,617
	Mitsubishi Estate Co. Ltd.	1,082,676	25,486
	BIPROGY Inc.	795,764	23,722
	GMO Payment Gateway Inc.	377,341	22,304
	MISUMI Group Inc.	950,543	22,239
	Chiba Bank Ltd.	1,266,865	22,231
	Sumitomo Mitsui Trust Group Inc.	1,990,608	22,037
	Resona Holdings Inc.	1,077,215	16,891
	Honda Motor Co. Ltd.	1,527,351	16,351
	FANUC Corp.	427,724	16,027
			240,953
Netherlands (0.3%)
*,1	Magnum Ice Cream Co. NV	524,815	10,529
South Korea (1.6%)
	Samsung Electronics Co. Ltd.	283,540	53,528
Sweden (1.1%)
	Autoliv Inc.	289,247	35,060
Switzerland (1.3%)
	Zurich Insurance Group AG	35,099	25,685
	Nestle SA (Registered)	180,112	17,520
			43,205
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	844,398	63,458
1

Global Wellington Fund
				Shares	Market Value• ($000)
		MediaTek Inc.		271,000	33,529
					96,987
United Kingdom (5.3%)
		Unilever plc		623,182	40,120
		AstraZeneca plc		238,911	38,517
		Rotork plc		4,886,263	31,840
		BAE Systems plc		944,238	25,906
		London Stock Exchange Group plc		190,633	23,106
		Derwent London plc		433,419	11,930
		WPP plc		1,025,948	5,252
					176,671
United States (35.0%)
		Microsoft Corp.		206,236	104,622
		Merck & Co. Inc.		475,208	70,217
		Alphabet Inc. Class A		193,041	65,509
		Johnson & Johnson		152,006	40,411
		Bank of America Corp.		645,921	40,008
		Chubb Ltd.		103,140	34,923
		Salesforce Inc.		131,285	33,811
		Duke Energy Corp.		281,417	33,745
		Medtronic plc		347,899	31,537
*		Charles River Laboratories International Inc.		109,138	31,458
		Devon Energy Corp.		632,241	30,670
		Home Depot Inc.		88,135	28,893
*		Intel Corp.		316,748	28,352
		Elevance Health Inc.		70,945	27,849
		CNH Industrial NV		2,296,203	27,164
		United Parcel Service Inc. Class B		255,291	26,609
		Diamondback Energy Inc.		132,154	26,494
		Walt Disney Co.		245,056	26,356
		General Motors Co.		296,662	25,608
		Sempra		312,694	25,547
		Emerson Electric Co.		164,554	25,085
		Novartis AG (Registered)		164,344	24,997
		Union Pacific Corp.		79,736	23,974
		Northrop Grumman Corp.		44,416	23,971
		Colgate-Palmolive Co.		264,488	23,756
		Cisco Systems Inc.		201,431	22,256
		PNC Financial Services Group Inc.		89,869	21,535
		EQT Corp.		393,002	21,293
		Marsh & McLennan Cos. Inc.		105,359	19,997
		UnitedHealth Group Inc.		50,819	19,789
		Huntington Bancshares Inc.		1,125,754	18,783
		Visa Inc. Class A		46,509	17,644
		Accenture plc Class A		91,465	17,356
		Kenvue Inc.		845,401	15,961
*		Honeywell Aerospace Inc.		92,527	14,629
		Honeywell International Inc.		65,704	14,030
		Blackrock Inc.		11,877	13,725
		Texas Instruments Inc.		42,515	11,093
		PepsiCo Inc.		77,916	10,935
		Pfizer Inc.		382,783	10,894
		JPMorgan Chase & Co.		27,643	9,842
		Exelon Corp.		211,489	9,246
		Gilead Sciences Inc.		33,682	4,929
		Caterpillar Inc.		5,898	4,704
					1,160,207
Total Common Stocks (Cost $1,441,882)					2,146,078
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (3.2%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	5,195	4,987
	United States Treasury Note/Bond	3.375%	11/30/2027	1,743	1,724
	United States Treasury Note/Bond	3.375%	12/31/2027	2,107	2,082
2

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.500%	1/31/2028	10,063	9,953
	United States Treasury Note/Bond	3.875%	3/31/2028	5,063	5,030
	United States Treasury Note/Bond	3.750%	4/30/2028	8,742	8,664
	United States Treasury Note/Bond	4.125%	6/30/2028	5,381	5,361
	United States Treasury Note/Bond	4.250%	7/31/2028	2,712	2,707
	United States Treasury Note/Bond	3.500%	2/15/2029	870	852
	United States Treasury Note/Bond	3.875%	5/15/2029	1,859	1,834
	United States Treasury Note/Bond	4.125%	7/15/2029	1,163	1,155
	United States Treasury Note/Bond	4.125%	6/30/2031	541	532
	United States Treasury Note/Bond	4.375%	7/31/2031	1,015	1,010
	United States Treasury Note/Bond	4.000%	1/31/2033	398	385
	United States Treasury Note/Bond	3.750%	2/28/2033	365	348
	United States Treasury Note/Bond	4.250%	3/31/2033	68	66
	United States Treasury Note/Bond	4.250%	5/31/2033	107	105
	United States Treasury Note/Bond	4.250%	6/30/2033	311	305
	United States Treasury Note/Bond	4.375%	7/31/2033	4,783	4,717
	United States Treasury Note/Bond	4.375%	5/15/2036	5,330	5,180
[2]	United States Treasury Note/Bond	2.000%	11/15/2041	3,462	2,323
	United States Treasury Note/Bond	2.375%	2/15/2042	288	203
	United States Treasury Note/Bond	3.875%	2/15/2043	1,743	1,492
	United States Treasury Note/Bond	4.375%	8/15/2043	1,326	1,205
	United States Treasury Note/Bond	4.750%	11/15/2043	731	695
	United States Treasury Note/Bond	4.500%	2/15/2044	2,277	2,094
	United States Treasury Note/Bond	4.125%	8/15/2044	479	418
	United States Treasury Note/Bond	4.625%	11/15/2044	2,295	2,134
	United States Treasury Note/Bond	2.500%	2/15/2045	713	481
	United States Treasury Note/Bond	4.875%	8/15/2045	739	707
	United States Treasury Note/Bond	4.625%	11/15/2045	4,531	4,194
	United States Treasury Note/Bond	2.500%	2/15/2046	4,247	2,815
	United States Treasury Note/Bond	4.625%	2/15/2046	2,671	2,471
	United States Treasury Note/Bond	5.000%	5/15/2046	8,381	8,134
	United States Treasury Note/Bond	2.375%	5/15/2051	377	225
	United States Treasury Note/Bond	4.125%	8/15/2053	169	141
	United States Treasury Note/Bond	4.250%	2/15/2054	215	183
	United States Treasury Note/Bond	4.625%	5/15/2054	1,505	1,365
	United States Treasury Note/Bond	4.250%	8/15/2054	1,208	1,029
	United States Treasury Note/Bond	4.500%	11/15/2054	2,114	1,878
	United States Treasury Note/Bond	4.625%	2/15/2055	785	712
	United States Treasury Note/Bond	4.750%	5/15/2055	2,480	2,295
	United States Treasury Note/Bond	4.750%	8/15/2055	1,896	1,755
	United States Treasury Note/Bond	4.625%	11/15/2055	2,985	2,707
	United States Treasury Note/Bond	4.750%	2/15/2056	2,887	2,673
	United States Treasury Note/Bond	5.000%	5/15/2056	2,988	2,881
	United States Treasury Note/Bond	5.125%	8/15/2056	703	691
					104,898
Agency Collateralized Mortgage Obligation Securities (0.5%)
[3,4]	Fannie Mae REMICS	2.500%	5/25/2045	551	511
[3,4]	Fannie Mae REMICS	3.000%	2/25/2049	43	42
[3,4]	Fannie Mae REMICS	3.500%	6/25/2044	32	32
[3,4]	Freddie Mac REMICS	1.750%	9/15/2042	224	211
[3,4]	Freddie Mac REMICS	4.800%	7/25/2031	6,868	6,819
[3,4]	Freddie Mac REMICS	4.850%	8/25/2031	6,386	6,346
[3]	Ginnie Mae REMICS	2.500%	10/20/2049	1,881	1,648
[3]	Ginnie Mae REMICS	2.750%	9/20/2044	28	27
					15,636
Agency Mortgage-Backed Securities (2.4%)
[3,4]	Fannie Mae Pool	4.120%	10/1/2030	3,945	3,851
[3,4]	Fannie Mae Pool	4.200%	10/1/2030	8,075	7,906
[3,4]	Fannie Mae Pool	4.340%	8/1/2030	3,379	3,328
[3,4]	Fannie Mae Pool	4.400%	9/1/2030	3,930	3,879
[3,4]	Fannie Mae Pool	4.470%	5/1/2030	3,427	3,397
[3,4]	Fannie Mae Pool	4.830%	10/1/2030	3,262	3,268
[3]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	2,090	1,680
[3]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	1,529	1,281
[3,5]	Ginnie Mae II Pool	3.000%	11/20/2049–9/15/2056	1,860	1,618
[3]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	2,065	1,849
[3]	Ginnie Mae II Pool	4.000%	5/20/2052–8/20/2052	1,331	1,223
[3,4]	UMBS Pool	2.000%	4/1/2041–8/1/2051	7,357	5,916
[3,4]	UMBS Pool	2.500%	1/1/2052	3,691	3,053
3

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	3.000%	6/1/2051–10/1/2053	5,493	4,715
[3,4]	UMBS Pool	3.500%	7/1/2051–12/1/2055	3,642	3,253
[3,4]	UMBS Pool	4.000%	3/1/2046–5/1/2052	3,071	2,847
[3,4]	UMBS Pool	4.500%	1/1/2038–1/1/2055	4,735	4,535
[3,4]	UMBS Pool	5.000%	9/1/2052–2/1/2056	6,617	6,430
[3,4]	UMBS Pool	5.500%	1/1/2053–9/1/2053	10,370	10,346
[3,4]	UMBS Pool	6.000%	2/1/2053–5/1/2056	6,811	6,942
					81,317
Total U.S. Government and Agency Obligations (Cost $207,400)					201,851
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
Bermuda (0.0%)
[3,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	58	59
Cayman Islands (0.0%)
[3,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	41	41
United States (1.1%)
[3,6]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	2,693	2,667
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	20	20
[3,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.193%	10/25/2041	78	78
[3,6]	Ellington Financial Mortgage Trust Series 2026-NQM4	5.466%	4/25/2071	2,558	2,537
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	350	352
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	1,600	1,415
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	74	71
[3,6]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	3,487	3,407
[3,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	970	962
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	402	403
[3,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	949	956
[3,6]	OBX Trust Series 2026-NQM12	5.538%	7/25/2056	3,522	3,509
[3,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	2,404	2,315
[3,6]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	4,211	4,010
[3,6]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	2,469	2,370
[3,6]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	2,100	2,100
[3,6]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	3,318	3,269
[3,6]	Verus Securitization Trust Series 2026-R1	4.832%	10/25/2067	1,524	1,496
[3,6]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	2,056	2,038
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	223	223
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	262	264
[3,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	666	668
					35,130
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $35,654)					35,230
Corporate Bonds (18.1%)
Australia (0.5%)
[6]	Glencore Funding LLC	2.500%	9/1/2030	1,351	1,222
[6]	Glencore Funding LLC	6.375%	10/6/2030	2,976	3,104
[6]	Glencore Funding LLC	6.500%	10/6/2033	689	729
[6]	Glencore Funding LLC	6.141%	4/1/2055	360	353
[3,8]	Westpac Banking Corp.	2.585%	5/14/2030	5,980	6,753
[8]	Westpac Banking Corp.	3.477%	6/23/2036	3,000	3,411
					15,572
Belgium (0.4%)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	689	603
[3,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	635	680
[3,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	3,375	3,758
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,321	2,121
[8]	Barry Callebaut Services NV	4.000%	6/14/2029	2,000	2,331
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	2,100	2,295
					11,788
Canada (0.3%)
[3]	Bank of Montreal	4.879%	6/2/2032	1,570	1,548
[9]	Emera Inc.	4.838%	5/2/2030	3,000	2,211
	Enbridge Inc.	3.125%	11/15/2029	1,845	1,749
	Enbridge Inc.	4.900%	6/20/2030	585	583
[9]	Enbridge Inc.	6.100%	11/9/2032	3,388	2,661
[9]	Royal Bank of Canada	3.985%	7/22/2031	2,312	1,669
					10,421
4

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Czech Republic (0.2%)
[3,8]	Ceska sporitelna A/S	3.743%	9/9/2032	4,300	4,903
Denmark (0.3%)
[3,10]	Danske Bank A/S	2.250%	1/14/2028	1,440	1,934
[6]	Danske Bank A/S	5.705%	3/1/2030	725	737
[3,8]	Jyske Bank A/S	4.125%	9/6/2030	4,815	5,647
[3,8]	Jyske Bank A/S	3.625%	4/29/2031	1,940	2,234
[3,8]	Jyske Bank A/S	3.500%	11/19/2031	380	435
					10,987
France (1.0%)
[6]	BPCE SA	6.612%	10/19/2027	751	753
[6]	BPCE SA	3.250%	1/11/2028	525	515
[6]	BPCE SA	5.281%	5/30/2029	680	687
[6]	BPCE SA	5.876%	1/14/2031	2,100	2,133
[6]	BPCE SA	5.389%	5/28/2031	600	599
[6]	BPCE SA	3.116%	10/19/2032	348	306
[3,8]	BPCE SA	4.000%	1/20/2034	500	567
[6]	BPCE SA	6.508%	1/18/2035	2,257	2,296
[8]	BPCE SFH SA	2.750%	2/12/2030	2,700	3,073
[3,8]	Carmila SA	3.875%	1/25/2032	1,100	1,241
[3,8]	CCF SFH SACA	3.000%	4/23/2030	4,100	4,686
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	1,500	1,686
[3,8]	Engie SA	3.250%	1/11/2032	2,900	3,275
[3,8]	Orange SA	3.500%	5/19/2035	1,100	1,218
[3,8]	Orange SA	3.750%	9/4/2037	1,400	1,540
[3,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	2,000	2,299
[8]	Societe Generale SA	4.875%	11/21/2031	4,800	5,754
[6]	WEA Finance LLC	2.875%	1/15/2027	215	213
[6]	WEA Finance LLC	3.500%	6/15/2029	475	456
					33,297
Germany (0.6%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	185	186
[3,8]	Eurogrid GmbH	3.722%	4/27/2030	3,400	3,958
[8]	Sirius Real Estate Ltd.	1.750%	11/24/2028	3,900	4,335
[8]	Sirius Real Estate Ltd.	4.000%	1/22/2032	200	225
[8]	Volkswagen Financial Services AG	3.250%	5/19/2027	3,500	4,066
[3,10]	Volkswagen Financial Services NV	5.500%	12/7/2026	1,200	1,629
[3,10]	Volkswagen Financial Services NV	5.875%	5/23/2029	2,100	2,879
[3,8]	Volkswagen International Finance NV	4.250%	3/29/2029	2,000	2,355
					19,633
Italy (0.8%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	2,390	2,784
[3,8]	Banca Monte dei Paschi di Siena SpA	2.625%	1/22/2030	4,600	5,210
[3,8]	Credit Agricole Italia SpA	3.250%	2/15/2034	1,500	1,689
[8]	Intesa Sanpaolo SpA	3.625%	6/30/2028	5,725	6,696
[6]	Intesa Sanpaolo SpA	5.200%	6/29/2032	935	923
[3,8]	Mediobanca Banca di Credito Finanziario SpA	2.875%	2/2/2032	5,250	5,883
[3,8]	UniCredit SpA	3.500%	7/31/2030	3,335	3,886
					27,071
Japan (0.2%)
[6,8]	NTT Finance Corp.	3.678%	7/16/2033	3,095	3,494
[3,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	3,255	4,084
					7,578
Luxembourg (0.4%)
[8]	European Outlet Mall Venture Sarl	4.000%	7/15/2031	5,060	5,765
[8]	JAB Holdings BV	4.375%	4/25/2034	4,400	5,116
[3,8]	Mileway Eur Lux Holdco Sarl	4.375%	7/15/2033	2,940	3,349
					14,230
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/2029	275	265
Norway (0.1%)
[3,8]	Var Energi ASA	5.500%	5/4/2029	2,625	3,172
Saudi Arabia (0.2%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	4,105	3,652
5

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Green Palm Bidco Sarl	6.462%	6/30/2046	1,210	1,181
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	930	931
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	2,265	2,243
					8,007
South Africa (0.2%)
[6]	Anglo American Capital plc	4.750%	4/10/2027	1,280	1,281
[6]	Anglo American Capital plc	4.500%	3/15/2028	758	754
[6]	Anglo American Capital plc	2.625%	9/10/2030	4,516	4,108
					6,143
South Korea (0.1%)
[6]	LG Energy Solution Ltd.	5.250%	4/2/2031	2,060	2,034
Spain (0.0%)
[8]	Cajamar Caja Rural SCC	3.375%	7/25/2029	600	695
Switzerland (0.1%)
[6]	UBS Group AG	4.194%	4/1/2031	2,568	2,488
United Arab Emirates (0.1%)
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,312	2,947
United Kingdom (2.1%)
[3,10]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	1,175	1,585
[3,10]	Anglian Water Osprey Financing plc	6.375%	8/18/2033	2,395	3,091
[3,10]	Anglian Water Services Financing plc	6.293%	7/30/2030	1,925	2,664
[3,10]	Anglian Water Services Financing plc	6.000%	6/20/2039	1,320	1,667
	BAT Capital Corp.	5.350%	8/15/2032	2,193	2,204
	BAT Capital Corp.	5.300%	8/5/2033	120	119
	BAT Capital Corp.	5.625%	8/15/2035	3,086	3,105
	BAT Capital Corp.	5.550%	8/5/2036	720	713
	BAT Capital Corp.	7.079%	8/2/2043	1,335	1,439
	BAT Capital Corp.	4.540%	8/15/2047	187	148
[3,8]	British Telecommunications Ltd.	3.875%	1/20/2034	515	585
[3,8]	Hammerson plc	3.500%	4/15/2032	4,220	4,709
	HSBC Holdings plc	5.210%	8/11/2028	2,046	2,056
	HSBC Holdings plc	4.899%	3/3/2029	950	952
	HSBC Holdings plc	5.240%	5/13/2031	1,345	1,346
	HSBC Holdings plc	4.619%	11/6/2031	680	664
	HSBC Holdings plc	4.675%	3/10/2032	1,970	1,919
[6]	Imperial Brands Finance plc	4.875%	2/7/2032	2,465	2,409
[6]	Imperial Brands Finance plc	5.625%	7/1/2035	2,875	2,834
[6]	Imperial Brands Finance plc	5.500%	7/7/2036	3,524	3,418
[3,8]	London Power Networks plc	3.837%	6/11/2037	950	1,056
[3,10]	National Grid Electricity Transmission plc	2.000%	9/16/2038	1,145	995
[3,10]	National Grid Electricity Transmission plc	2.000%	4/17/2040	890	731
[3,8]	National Grid plc	0.163%	1/20/2028	1,700	1,892
[3,8]	National Grid plc	3.875%	1/16/2029	2,125	2,488
	Reynolds American Inc.	5.850%	8/15/2045	657	623
[3,10]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	1,412	1,833
	Smith & Nephew plc	5.400%	3/20/2034	3,929	3,895
[3,8]	South Eastern Power Networks plc	4.102%	3/17/2038	460	517
[10]	South West Water Finance plc	5.750%	12/11/2032	1,445	1,944
[3,10]	South West Water Finance plc	6.375%	8/5/2041	1,330	1,724
[3,10]	SW Finance I plc	5.750%	11/19/2030	2,550	3,389
[10]	SW Finance I plc	7.750%	10/31/2031	975	1,372
[3,10]	SW Finance I plc	6.875%	8/7/2032	1,825	2,500
[3,10]	SW Finance I plc	7.000%	4/16/2040	1,805	2,316
[3,8]	United Utilities Water Finance plc	3.750%	5/23/2034	845	949
[3,10]	Yorkshire Water Finance plc	6.375%	11/18/2034	405	548
[3,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	3,350	4,238
					70,637
United States (10.5%)
[3]	AEP Texas Inc.	5.200%	4/15/2036	295	284
	AEP Texas Inc.	5.850%	10/15/2055	2,213	2,070
[12]	Aflac Inc.	1.726%	10/18/2030	550,000	3,306
[8]	Alphabet Inc.	3.200%	5/11/2030	795	913
[11]	Alphabet Inc.	0.890%	3/3/2032	3,300	4,033
	American Express Co.	5.442%	1/30/2036	1,114	1,109
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	4.804%	10/24/2036	440	416
	American International Group Inc.	4.850%	5/7/2030	540	538
	American International Group Inc.	3.400%	6/30/2030	1,078	1,014
[6]	American National Global Funding	5.000%	6/22/2029	785	778
	Arizona Public Service Co.	3.750%	5/15/2046	725	525
	Arizona Public Service Co.	5.900%	8/15/2055	815	776
	AT&T Inc.	4.550%	11/1/2032	1,440	1,383
	AT&T Inc.	4.300%	12/15/2042	1,604	1,268
	AT&T Inc.	4.350%	6/15/2045	1,723	1,318
	AT&T Inc.	3.650%	6/1/2051	344	221
	AT&T Inc.	3.500%	9/15/2053	400	244
	AT&T Inc.	3.550%	9/15/2055	725	439
	AT&T Inc.	3.800%	12/1/2057	196	123
	AT&T Inc.	3.650%	9/15/2059	435	262
[6]	Athene Global Funding	2.646%	10/4/2031	3,940	3,418
[6]	Aviation Capital Group LLC	5.375%	7/15/2029	6,315	6,354
[8]	Becton Dickinson & Co.	3.828%	6/7/2032	2,400	2,770
[8]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	2,600	2,911
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,535	1,530
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,764	1,772
	CBRE Services Inc.	4.900%	1/15/2033	3,075	2,983
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,597	1,524
	Charter Communications Operating LLC	4.200%	3/15/2028	1,426	1,405
	Charter Communications Operating LLC	5.050%	3/30/2029	3,145	3,118
	Charter Communications Operating LLC	6.050%	2/15/2032	4,260	4,263
[6]	Chpe LLC	4.875%	6/30/2031	885	872
[6]	Chpe LLC	5.100%	6/30/2033	440	431
[6]	Chpe LLC	5.350%	6/30/2036	410	399
[6]	Chpe LLC	5.875%	6/29/2046	530	511
[9]	Chubb INA Holdings LLC	3.780%	6/10/2031	3,735	2,665
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	358	337
[6]	Cleveland Electric Illuminating Co.	5.000%	2/15/2030	695	694
[6]	CNO Global Funding	5.875%	6/4/2027	1,930	1,948
[6]	CNO Global Funding	4.875%	12/10/2027	525	524
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	870	860
[6]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	410	399
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	479	493
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,602	1,649
	Comcast Corp.	3.400%	7/15/2046	2,566	1,643
	Comcast Corp.	4.000%	8/15/2047	2,774	1,920
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	83	87
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	975	915
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	319	253
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	165	127
	Diamondback Energy Inc.	3.500%	12/1/2029	914	876
	Diamondback Energy Inc.	6.250%	3/15/2033	1,843	1,934
	Diamondback Energy Inc.	5.550%	4/1/2035	727	731
	Diamondback Energy Inc.	5.750%	4/18/2054	3,272	3,090
	Dominion Energy Inc.	4.600%	5/15/2028	880	878
[3]	Dominion Energy Inc.	3.375%	4/1/2030	285	270
	Dominion Energy Inc.	5.375%	11/15/2032	1,845	1,850
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	230	197
	DTE Energy Co.	5.200%	4/1/2030	1,210	1,216
	Duke Energy Carolinas LLC	6.050%	4/15/2038	769	798
	Duke Energy Corp.	4.950%	9/15/2035	505	483
	Duke Energy Corp.	3.950%	8/15/2047	730	533
	Duke Energy Corp.	5.000%	8/15/2052	2,203	1,830
	Duke Energy Corp.	5.700%	9/15/2055	2,394	2,196
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	65	62
[8]	Eaton Capital ULC	3.550%	3/10/2034	1,980	2,235
	Energy Transfer LP	5.200%	4/1/2030	225	226
	Energy Transfer LP	5.350%	1/15/2036	485	473
	Energy Transfer LP	5.150%	3/15/2045	1,099	952
	Energy Transfer LP	6.125%	12/15/2045	987	951
	Energy Transfer LP	6.000%	6/15/2048	1,562	1,471
	Enterprise Products Operating LLC	5.200%	1/15/2036	885	869
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,062	1,816
[6]	Equitable America Global Funding	3.950%	9/15/2027	595	590
[6]	ERAC USA Finance LLC	4.700%	4/30/2031	835	823
[6]	ERAC USA Finance LLC	5.250%	4/30/2036	4,825	4,716
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.950%	7/15/2034	1,410	1,447
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/2028	1,766	1,727
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	88	89
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	229	221
[6]	Fortitude Global Funding	4.625%	10/6/2028	1,790	1,768
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	400	413
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	1,489	1,513
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	495	514
	Georgia Power Co.	4.850%	3/15/2031	1,010	1,004
	Georgia Power Co.	4.300%	3/15/2042	1,152	967
	GLP Capital LP	5.300%	1/15/2029	2,637	2,637
	GLP Capital LP	5.250%	2/15/2033	785	756
	GLP Capital LP	6.750%	12/1/2033	3,418	3,543
	Goldman Sachs Group Inc.	5.218%	4/23/2031	4,162	4,166
	Goldman Sachs Group Inc.	4.516%	1/21/2032	5,261	5,098
	Goldman Sachs Group Inc.	5.065%	1/21/2037	3,768	3,578
	Goldman Sachs Group Inc.	5.655%	7/21/2037	2,555	2,530
[6]	Gray Oak Pipeline LLC	3.450%	10/15/2027	1,682	1,654
	HCA Inc.	4.600%	11/15/2032	3,112	2,987
	HCA Inc.	5.600%	4/1/2034	2,992	3,005
	HCA Inc.	5.125%	6/15/2039	1,958	1,813
	HCA Inc.	5.500%	6/15/2047	125	112
	HCA Inc.	6.000%	4/1/2054	391	369
	HCA Inc.	5.950%	9/15/2054	440	411
	HCA Inc.	6.200%	3/1/2055	190	184
	Home Depot Inc.	3.300%	4/15/2040	1,017	792
[6]	Hyundai Capital America	4.250%	9/18/2028	9,125	8,997
[6]	Hyundai Capital America	4.750%	6/18/2029	455	451
[6]	Icon Investments Six DAC	5.421%	8/13/2031	1,265	1,259
[6]	Icon Investments Six DAC	5.995%	8/13/2036	5,055	5,045
	Intel Corp.	4.600%	3/25/2040	3,281	2,840
	Intercontinental Exchange Inc.	4.900%	9/1/2031	795	792
	Intercontinental Exchange Inc.	5.150%	9/1/2033	735	732
	Intercontinental Exchange Inc.	5.400%	9/1/2036	475	472
	JBS NV	3.000%	5/15/2032	1,473	1,298
	JBS NV	5.750%	4/1/2033	5,987	6,074
	JBS NV	5.950%	4/20/2035	263	266
	JBS NV	6.250%	3/1/2056	810	763
[6]	JBS NV	6.400%	5/10/2057	2,543	2,440
	JBS NV	6.375%	4/15/2066	705	662
[3,8]	John Deere Bank SA	3.300%	10/15/2029	1,810	2,094
	JPMorgan Chase & Co.	6.087%	10/23/2029	2,244	2,302
	JPMorgan Chase & Co.	5.140%	1/24/2031	4,006	4,019
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,876	1,816
	JPMorgan Chase & Co.	5.041%	7/23/2032	3,009	2,990
	JPMorgan Chase & Co.	6.254%	10/23/2034	4,346	4,564
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,074	810
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,200	855
	Kenvue Inc.	4.900%	3/22/2033	821	810
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	5,100	4,943
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	1,127	1,117
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	580	577
	LXP Industrial Trust	6.750%	11/15/2028	878	903
[6]	Mars Inc.	5.000%	3/1/2032	1,856	1,842
[6]	Mars Inc.	5.200%	3/1/2035	2,880	2,838
[6]	Mars Inc.	5.650%	5/1/2045	1,915	1,838
[6]	Mars Inc.	5.700%	5/1/2055	1,764	1,665
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	65	50
	Meta Platforms Inc.	6.200%	5/15/2046	1,095	1,028
[9]	Metropolitan Life Global Funding I	4.000%	1/12/2033	1,387	983
	Morgan Stanley	4.654%	10/18/2030	1,899	1,877
	Morgan Stanley	5.230%	1/15/2031	1,290	1,295
	Morgan Stanley	4.493%	1/16/2032	8,087	7,840
[3]	Morgan Stanley	5.250%	4/21/2034	1,716	1,696
	Morgan Stanley	5.587%	1/18/2036	1,022	1,020
	Morgan Stanley	5.073%	1/30/2037	575	548
[3]	Morgan Stanley Bank NA	4.788%	5/10/2030	435	433
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	1,090	1,074
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	1,030	1,027
	Nasdaq Inc.	5.950%	8/15/2053	3,694	3,594
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.250%	3/30/2028	534	539
	NiSource Inc.	5.350%	7/15/2035	1,650	1,622
	NiSource Inc.	5.850%	4/1/2055	1,813	1,706
[6]	NLG Global Funding	4.350%	9/15/2030	1,445	1,403
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	252	184
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	40	26
	Novartis Capital Corp.	4.600%	3/18/2033	285	278
	Novartis Capital Corp.	5.600%	3/18/2046	245	238
	Novartis Capital Corp.	5.700%	3/18/2056	135	131
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	131	135
	Oglethorpe Power Corp.	5.050%	10/1/2048	177	152
[6]	Ohio Edison Co.	4.950%	12/15/2029	235	235
[6]	ONEOK Inc.	5.625%	1/15/2028	2,026	2,041
	ONEOK Inc.	4.750%	10/15/2031	1,055	1,033
	ONEOK Inc.	4.950%	10/15/2032	1,640	1,605
	ONEOK Inc.	5.050%	11/1/2034	2,175	2,098
	ONEOK Inc.	5.050%	4/1/2045	1,522	1,308
	ONEOK Inc.	6.625%	9/1/2053	1,450	1,486
	Oracle Corp.	4.125%	5/15/2045	181	119
	Oracle Corp.	5.875%	9/26/2045	1,373	1,134
	Oracle Corp.	6.550%	2/4/2046	960	856
	Oracle Corp.	4.000%	7/15/2046	95	61
	Oracle Corp.	4.000%	11/15/2047	95	60
	Oracle Corp.	3.600%	4/1/2050	3,175	1,838
	Oracle Corp.	3.950%	3/25/2051	454	276
	Oracle Corp.	6.700%	2/4/2056	1,186	1,045
	Pacific Gas & Electric Co.	5.200%	5/1/2036	110	104
	Pacific Gas & Electric Co.	4.500%	7/1/2040	558	463
	Pacific Gas & Electric Co.	4.750%	2/15/2044	830	682
	Pacific Gas & Electric Co.	4.250%	3/15/2046	109	82
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,890	4,696
	Pacific Gas & Electric Co.	5.250%	3/1/2052	40	34
	Pacific Gas & Electric Co.	6.750%	1/15/2053	115	115
	Pacific Gas & Electric Co.	6.700%	4/1/2053	68	69
	Pacific Gas & Electric Co.	6.150%	3/1/2055	140	132
	Pacific Gas & Electric Co.	6.100%	10/15/2055	238	220
	Pacific Gas & Electric Co.	6.000%	5/1/2056	695	634
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	1,135	1,158
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5,002	5,026
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	2,037	2,040
[6]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	2,400	2,350
	Philip Morris International Inc.	4.250%	10/29/2032	1,050	1,001
	Philip Morris International Inc.	5.375%	2/15/2033	770	777
	Philip Morris International Inc.	4.900%	11/1/2034	3,696	3,594
	Philip Morris International Inc.	4.625%	10/29/2035	2,025	1,904
	Philip Morris International Inc.	4.875%	4/29/2036	3,105	2,969
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	877	738
[6]	Pricoa Global Funding I	4.700%	5/28/2030	310	307
[9]	Prologis LP	4.200%	2/15/2033	2,313	1,651
[6]	Protective Life Global Funding	4.803%	6/5/2030	740	732
[6]	Protective Life Global Funding	5.432%	1/14/2032	3,282	3,297
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	1,040	1,046
[3]	Prudential Financial Inc.	3.700%	3/13/2051	940	654
	Public Service Co. of Colorado	4.150%	3/13/2029	1,095	1,079
[3]	Public Service Co. of Oklahoma	5.400%	2/15/2034	210	209
	Public Service Co. of Oklahoma	5.450%	1/15/2036	3,430	3,379
[3]	Public Service Co. of Oklahoma	6.300%	8/15/2056	915	910
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	1,126	1,101
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	1,071	987
[6]	RGA Global Funding	5.448%	5/24/2029	1,400	1,418
[6]	RGA Global Funding	5.250%	1/9/2030	1,775	1,780
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	3,105	3,043
[6]	SBA Tower Trust	1.631%	11/15/2026	2,265	2,252
[3]	SCE Recovery Funding LLC	0.861%	11/15/2031	210	190
[3]	SCE Recovery Funding LLC	1.942%	5/15/2038	165	125
[3]	SCE Recovery Funding LLC	2.510%	11/15/2043	95	64
[3]	Shell Finance US Inc.	4.000%	5/10/2046	330	255
[3]	Shell Finance US Inc.	3.000%	11/26/2051	1,338	828
	Southern California Edison Co.	4.000%	4/1/2047	2,418	1,719
[3]	Southern California Edison Co.	3.650%	6/1/2051	150	99
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.875%	12/1/2053	44	40
	Southern California Edison Co.	6.200%	9/15/2055	1,284	1,211
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	195	189
	Southwestern Electric Power Co.	5.200%	4/1/2036	3,370	3,250
	Southwestern Electric Power Co.	5.900%	4/1/2056	382	359
	Southwestern Public Service Co.	5.300%	8/15/2036	1,220	1,190
[3]	SSM Health Care Corp.	3.823%	6/1/2027	320	319
[6]	Sunbelt Rentals Holdings Inc.	5.650%	8/12/2036	5,187	5,076
[3]	Sutter Health	2.294%	8/15/2030	190	172
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	1,153	1,123
	Toledo Hospital	5.750%	11/15/2038	100	99
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	230	229
	Tyson Foods Inc.	5.100%	8/24/2031	1,720	1,713
	Tyson Foods Inc.	5.600%	1/24/2037	6,825	6,772
[6]	VICI Properties LP	4.125%	8/15/2030	3,013	2,862
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	2,307	2,202
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	994	915
[3,9]	Walt Disney Co.	3.057%	3/30/2027	2,350	1,697
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	145	144
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	2,503	2,525
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	2,093	2,109
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	1,395	1,412
					348,828
Total Corporate Bonds (Cost $609,376)					600,696
Sovereign Bonds (5.8%)
Australia (0.6%)
[3,13]	Commonwealth of Australia	2.750%	11/21/2027	135	94
[3,13]	Commonwealth of Australia	2.250%	5/21/2028	4,036	2,776
[3,13]	Commonwealth of Australia	2.750%	11/21/2028	4,712	3,240
[3,13]	Commonwealth of Australia	3.250%	4/21/2029	6,200	4,288
[3,13]	Commonwealth of Australia	1.000%	11/21/2031	1,401	832
[3,13]	Commonwealth of Australia	3.750%	5/21/2034	2,215	1,465
[3,13]	Commonwealth of Australia	3.500%	12/21/2034	1,769	1,139
[3,13]	Commonwealth of Australia	4.250%	12/21/2035	9,165	6,171
					20,005
Bermuda (0.0%)
[3,6]	Bermuda	2.375%	8/20/2030	200	180
[3,6]	Bermuda	3.375%	8/20/2050	200	132
					312
Bulgaria (0.3%)
[3,8]	Republic of Bulgaria	3.625%	9/5/2032	2,445	2,815
[3,8]	Republic of Bulgaria	4.125%	5/7/2038	4,925	5,528
					8,343
Canada (0.5%)
[9]	Canadian Government Bond	2.500%	11/1/2027	4,035	2,900
[9]	Canadian Government Bond	2.750%	3/1/2031	6,569	4,624
[9]	Canadian Government Bond	3.250%	12/1/2035	1,130	787
[9]	Canadian Government Bond	3.500%	12/1/2045	634	427
[9]	Canadian Government Bond	2.000%	12/1/2051	250	120
[9]	Canadian Government Bond	1.750%	12/1/2053	634	279
[9]	Canadian Government Bond	2.750%	12/1/2055	720	397
[9]	City of Montreal	3.150%	12/1/2036	750	484
[9]	City of Montreal	3.500%	12/1/2038	410	266
[9]	City of Montreal	2.400%	12/1/2041	1,000	534
[9]	City of Toronto	3.200%	8/1/2048	1,000	544
[3,13]	Province of British Columbia	5.250%	5/23/2034	6,850	4,795
[3,11]	Province of Ontario	0.250%	6/28/2029	985	1,203
[9]	Regional Municipality of York	2.150%	6/22/2031	800	541
					17,901
Chile (0.0%)
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	650	643
France (0.3%)
[3,8]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	2,900	3,258
[3,6,8]	French Republic	2.500%	5/25/2030	2,175	2,455
[3,6,8]	French Republic	3.200%	5/25/2035	1,925	2,105
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6,8]	French Republic	3.250%	5/25/2055	660	573
					8,391
Germany (2.9%)
[3,8]	Federal Republic of Germany	1.300%	10/15/2027	9,630	11,002
[8]	Federal Republic of Germany	0.000%	11/15/2027	1,175	1,320
[8]	Federal Republic of Germany	0.000%	11/15/2028	19,960	21,773
[8]	Federal Republic of Germany	0.000%	2/15/2031	12,740	12,975
[8]	Federal Republic of Germany	2.200%	2/15/2034	14,895	16,175
[8]	Federal Republic of Germany	2.900%	2/15/2036	6,475	7,281
[8]	Federal Republic of Germany	0.000%	5/15/2036	6,410	5,418
[3,8]	Federal Republic of Germany	2.600%	5/15/2041	10,220	10,517
[8]	Federal Republic of Germany	3.400%	5/15/2047	3,265	3,603
[8]	Federal Republic of Germany	2.500%	8/15/2054	5,540	4,993
					95,057
Hong Kong (0.3%)
[3,8]	MTR Corp. Ltd.	3.250%	6/10/2034	9,020	10,077
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	2,245	2,265
	State of Israel	5.500%	3/12/2034	299	300
					2,565
Italy (0.0%)
[3,8]	Republic of Italy	3.450%	2/1/2036	1,225	1,355
Japan (0.3%)
[3,12]	Japan	0.600%	6/20/2029	20,900	126
[3,12]	Japan	1.100%	6/20/2034	873,250	4,871
[3,12]	Japan	2.100%	12/20/2035	332,400	1,952
[3,12]	Japan	1.100%	6/20/2043	276,400	1,182
[3,12]	Japan	1.300%	12/20/2043	78,350	342
[3,12]	Japan	0.700%	6/20/2051	117,800	349
[3,12]	Japan	0.700%	9/20/2051	87,500	257
[3,12]	Japan	1.200%	6/20/2053	50,250	165
[3,12]	Japan	1.600%	12/20/2053	104,850	383
[3,12]	Japan	3.400%	12/20/2055	73,050	399
					10,026
Saudi Arabia (0.2%)
[3,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	2,925	2,942
[3,6]	Kingdom of Saudi Arabia	5.625%	1/13/2035	2,515	2,554
[3,6]	Kingdom of Saudi Arabia	5.000%	1/18/2053	765	629
					6,125
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/2029	1,050	1,130
Supranational (0.3%)
[3,8]	European Union	0.000%	7/4/2035	1,740	1,483
[3,8]	European Union	0.200%	6/4/2036	2,705	2,269
[3,8]	European Union	4.000%	4/4/2044	1,410	1,601
[3,8]	European Union	2.625%	2/4/2048	5,035	4,501
[3,8]	European Union	3.000%	3/4/2053	305	278
					10,132
United Kingdom (0.0%)
[10]	United Kingdom	5.375%	1/31/2056	750	958
Total Sovereign Bonds (Cost $198,701)					193,020
Taxable Municipal Bonds (0.4%)
United States (0.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	110	89
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	317	346
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	90	71
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	55	44
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	881	916
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	85	78
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	320	211
	Illinois GO	5.100%	6/1/2033	5,944	5,940
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	475	319
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	395	422
11

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	170	179
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	635	657
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	2,060	2,115
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	225	181
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	255	253
Total Taxable Municipal Bonds (Cost $12,671)					11,821
				Shares
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[16,17]	Vanguard Market Liquidity Fund (Cost $107,589)	3.731%		1,076,114	107,601
Total Investments (99.5%) (Cost $2,613,273)					3,296,297
Other Assets and Liabilities—Net (0.5%)					16,665
Net Assets (100%)					3,312,962

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,060.
2	Securities with a value of $287 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $199,894, representing 6.0% of net assets.

7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Collateral of $5,079 was received for securities on loan.

ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2026	13	1,374	(6)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2026	(84)	(9,191)	76
				70

12

Global Wellington Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/30/2026	EUR	5,340	USD	6,230	—	(22)
JPMorgan Chase Bank, N.A.	9/30/2026	GBP	540	USD	737	—	(5)
JPMorgan Chase Bank, N.A.	9/30/2026	USD	28,085	AUD	39,312	—	(74)
JPMorgan Chase Bank, N.A.	9/29/2026	USD	25,236	CAD	34,896	27	—
JPMorgan Chase Bank, N.A.	10/1/2026	AUD	900	CAD	894	—	(1)
Goldman Sachs International	9/30/2026	USD	10,037	CHF	8,029	73	—
JPMorgan Chase Bank, N.A.	9/30/2026	USD	287,844	EUR	246,438	1,282	—
Goldman Sachs International	9/30/2026	GBP	2,921	EUR	3,409	—	(5)
Goldman Sachs International	9/30/2026	USD	45,616	GBP	33,472	260	—
JPMorgan Chase Bank, N.A.	9/30/2026	USD	12,378	JPY	1,965,473	47	—
JPMorgan Chase Bank, N.A.	9/30/2026	AUD	3,238	JPY	366,900	17	—
JPMorgan Chase Bank, N.A.	9/30/2026	GBP	1,169	JPY	253,118	—	(4)
Goldman Sachs International	9/30/2026	USD	202	KRW	280,000	—	(2)
JPMorgan Chase Bank, N.A.	9/30/2026	USD	3	SEK	30	—	—
						1,706	(113)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.
At August 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,514 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellington Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,505,684)	3,188,696
Affiliated Issuers (Cost $107,589)	107,601
Total Investments in Securities	3,296,297
Investment in Vanguard	70
Cash	71
Foreign Currency, at Value (Cost $6,716)	6,737
Receivables for Investment Securities Sold	549
Receivables for Accrued Income	18,604
Receivables for Capital Shares Issued	2,303
Variation Margin Receivable—Futures Contracts	30
Unrealized Appreciation—Forward Currency Contracts	1,706
Total Assets	3,326,367
Liabilities
Payables for Investment Securities Purchased	4,017
Collateral for Securities on Loan	5,079
Payables for Capital Shares Redeemed	2,973
Payables to Investment Advisor	955
Payables to Vanguard	268
Unrealized Depreciation—Forward Currency Contracts	113
Total Liabilities	13,405
Net Assets	3,312,962
1 Includes $5,060 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	2,477,059
Total Distributable Earnings (Loss)	835,903
Net Assets	3,312,962

Investor Shares—Net Assets
Applicable to 11,621,486 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	358,601
Net Asset Value Per Share—Investor Shares	$30.86

Admiral™ Shares—Net Assets
Applicable to 76,580,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,954,361
Net Asset Value Per Share—Admiral Shares	$38.58
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellington Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	47,596
Interest[2]	43,401
Securities Lending—Net	49
Total Income	91,046
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,308
Performance Adjustment	(1,026)
The Vanguard Group—Note C
Management and Administrative—Investor Shares[3]	905
Management and Administrative—Admiral Shares[3]	4,001
Marketing and Distribution—Investor Shares	24
Marketing and Distribution—Admiral Shares	122
Custodian Fees	63
Auditing Fees	42
Accounting Fees[3]	53
Shareholders’ Reports—Investor Shares[3]	9
Shareholders’ Reports—Admiral Shares[3]	16
Trustees’ Fees and Expenses	2
Other Expenses	76
Total Expenses	8,595
Expenses Paid Indirectly	(3)
Net Expenses	8,592
Net Investment Income	82,454
Realized Net Gain (Loss)
Investment Securities Sold[2]	196,758
Futures Contracts	287
Forward Currency Contracts	1,792
Foreign Currencies	(245)
Realized Net Gain (Loss)	198,592
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	251,278
Futures Contracts	184
Forward Currency Contracts	4,409
Foreign Currencies	(64)
Change in Unrealized Appreciation (Depreciation)	255,807
Net Increase (Decrease) in Net Assets Resulting from Operations	536,853

1	Dividends are net of foreign withholding taxes of $2,433.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,385, $3, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellington Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,454	77,907
Realized Net Gain (Loss)	198,592	85,702
Change in Unrealized Appreciation (Depreciation)	255,807	10,440
Net Increase (Decrease) in Net Assets Resulting from Operations	536,853	174,049
Distributions
Investor Shares	(19,460)	(19,962)
Admiral Shares	(160,728)	(157,335)
Total Distributions	(180,188)	(177,297)
Capital Share Transactions
Investor Shares	19,811	9,183
Admiral Shares	336,461	20,479
Net Increase (Decrease) from Capital Share Transactions	356,272	29,662
Total Increase (Decrease)	712,937	26,414
Net Assets
Beginning of Period	2,600,025	2,573,611
End of Period	3,312,962	2,600,025
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellington Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$27.37	$27.45	$24.34	$23.18	$26.18
Investment Operations
Net Investment Income[1]	.782	.792	.758	.630	.566
Net Realized and Unrealized Gain (Loss) on Investments	4.521	.989	3.087	1.659	(2.711)
Total from Investment Operations	5.303	1.781	3.845	2.289	(2.145)
Distributions
Dividends from Net Investment Income	(.844 )	(.814 )	(.725 )	(.560 )	(.446 )
Distributions from Realized Capital Gains	(.969 )	(1.047)	(.010 )	(.569 )	(.409 )
Total Distributions	(1.813)	(1.861)	(.735 )	(1.129)	(.855 )
Net Asset Value, End of Period	$30.86	$27.37	$27.45	$24.34	$23.18
Total Return[2]	20.26%	7.12%	16.07%	10.18%	-8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$359	$299	$291	$247	$226
Ratio of Total Expenses to Average Net Assets[3]	0.41%[4]	0.43%	0.48%[4]	0.50%[4]	0.45%[4]
Ratio of Net Investment Income to Average Net Assets	2.70%	3.00%	2.98%	2.66%	2.26%
Portfolio Turnover Rate[5]	64%	74%	74%	93%	77%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.03%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.41%, 0.48%, 0.50%, and 0.44%, respectively.
5	Includes 1%, 3%, 2%, 15%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Wellington Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$34.22	$34.31	$30.43	$28.98	$32.74
Investment Operations
Net Investment Income[1]	1.024	1.034	.989	.827	.750
Net Realized and Unrealized Gain (Loss) on Investments	5.648	1.244	3.851	2.072	(3.398)
Total from Investment Operations	6.672	2.278	4.840	2.899	(2.648)
Distributions
Dividends from Net Investment Income	(1.101)	(1.059)	(.947 )	(.738 )	(.601 )
Distributions from Realized Capital Gains	(1.211)	(1.309)	(.013 )	(.711 )	(.511 )
Total Distributions	(2.312)	(2.368)	(.960 )	(1.449)	(1.112)
Net Asset Value, End of Period	$38.58	$34.22	$34.31	$30.43	$28.98
Total Return[2]	20.40%	7.29%	16.20%	10.32%	-8.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,954	$2,301	$2,283	$1,761	$1,563
Ratio of Total Expenses to Average Net Assets[3]	0.28%[4]	0.30%	0.35%[4]	0.37%[4]	0.32%[4]
Ratio of Net Investment Income to Average Net Assets	2.82%	3.13%	3.10%	2.79%	2.39%
Portfolio Turnover Rate[5]	64%	74%	74%	93%	77%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), 0.03%, 0.04%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.28%, 0.35%, 0.37%, and 0.32%, respectively.
5	Includes 1%, 3%, 2%, 15%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades;
such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
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Global Wellington Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2026, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
20

Global Wellington Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index for the preceding three years. For the year ended August 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $1,026,000 (0.03%) based on performance.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended August 31, 2026, these arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Global Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,135,210	24,997	—	1,160,207
Common Stocks—Other	43,147	942,724	—	985,871
U.S. Government and Agency Obligations	—	201,851	—	201,851
Asset-Backed/Commercial Mortgage-Backed Securities	—	35,230	—	35,230
Corporate Bonds	—	600,696	—	600,696
Sovereign Bonds	—	193,020	—	193,020
Taxable Municipal Bonds	—	11,821	—	11,821
Temporary Cash Investments	107,601	—	—	107,601
Total	1,285,958	2,010,339	—	3,296,297

Derivative Financial Instruments
Assets
Futures Contracts[1]	76	—	—	76
Forward Currency Contracts	—	1,706	—	1,706
Total	76	1,706	—	1,782
Liabilities
Futures Contracts[1]	(6)	—	—	(6)
Forward Currency Contracts	—	(113)	—	(113)
Total	(6)	(113)	—	(119)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

F. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	76	—	76
Unrealized Appreciation—Forward Currency Contracts	—	1,706	1,706
Total Assets	76	1,706	1,782

Unrealized Depreciation—Futures Contracts[1]	(6)	—	(6)
Unrealized Depreciation—Forward Currency Contracts	—	(113)	(113)
Total Liabilities	(6)	(113)	(119)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	287	—	287
Forward Currency Contracts	—	1,792	1,792
Realized Net Gain (Loss) on Derivatives	287	1,792	2,079

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	184	—	184
Forward Currency Contracts	—	4,409	4,409
Change in Unrealized Appreciation (Depreciation) on Derivatives	184	4,409	4,593
22

Global Wellington Fund
G. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	9,155
Total Distributable Earnings (Loss)	(9,155)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	47,106
Undistributed Long-Term Gains	110,280
Net Unrealized Gains (Losses)	678,517
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	835,903
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	105,725	95,824
Long-Term Capital Gains	74,463	81,473
Total	180,188	177,297

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,618,074
Gross Unrealized Appreciation	741,136
Gross Unrealized Depreciation	(62,913)
Net Unrealized Appreciation (Depreciation)	678,223
H. During the year ended August 31, 2026, the fund purchased $1,587,218,000 of investment securities and sold $1,392,764,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $490,865,000 and $411,873,000, respectively.
I. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	126,336	4,335	78,988	2,990
Issued in Lieu of Cash Distributions	17,419	628	17,932	703
Redeemed	(123,944)	(4,279)	(87,737)	(3,350)
Net Increase (Decrease)—Investor Shares	19,811	684	9,183	343
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Global Wellington Fund
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	643,301	17,680	403,624	12,275
Issued in Lieu of Cash Distributions	138,674	3,997	137,912	4,325
Redeemed	(445,514)	(12,326)	(521,057)	(15,897)
Net Increase (Decrease)—Admiral Shares	336,461	9,351	20,479	703
J. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellington Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellington Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Tax information (unaudited)
For corporate shareholders, 20.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $46,741,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $5,523,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $79,291,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 37.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $359,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q15670 102026
26

Financial Statements
For the year ended August 31, 2026
Vanguard Global Wellesley® Income Fund

Contents

Global Wellesley Income Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (37.6%)
Brazil (0.6%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	914,167	4,443
Canada (3.2%)
Royal Bank of Canada	37,526	7,673
Bank of Nova Scotia	79,148	7,245
Canadian Natural Resources Ltd.	130,249	6,531
Enbridge Inc.	58,932	2,986
		24,435
France (1.7%)
TotalEnergies SE	102,136	9,000
Engie SA	136,311	3,894
		12,894
Germany (1.3%)
Talanx AG	34,858	5,049
Deutsche Telekom AG (Registered)	151,348	4,974
		10,023
Hong Kong (0.9%)
AIA Group Ltd.	727,000	7,028
Indonesia (0.9%)
Bank Central Asia Tbk. PT	18,211,200	6,648
Italy (1.3%)
FinecoBank Banca Fineco SpA	369,974	10,185
Japan (2.0%)
Isuzu Motors Ltd.	402,334	5,714
KDDI Corp.	284,357	5,253
Shionogi & Co. Ltd.	231,790	4,213
		15,180
Netherlands (1.0%)
ASML Holding NV	2,563	4,347
Koninklijke KPN NV	729,943	3,504
		7,851
Norway (0.8%)
DNB Bank ASA	184,773	6,293
South Africa (0.6%)
Anglo American plc	82,844	4,697
Spain (0.8%)
Industria de Diseno Textil SA	90,319	6,071
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	138,602	10,416
United Kingdom (4.6%)
AstraZeneca plc	47,245	7,617
BAE Systems plc	260,929	7,159
Unilever plc	105,007	6,760
Reckitt Benckiser Group plc	84,866	5,861
Compass Group plc	166,449	5,065
National Grid plc	213,778	3,373
		35,835
United States (16.6%)
Merck & Co. Inc.	61,551	9,095
Ares Management Corp. Class A	55,528	7,950
1

Global Wellesley Income Fund
				Shares	Market Value• ($000)
	Kimberly-Clark Corp.			67,830	7,322
	Philip Morris International Inc.			36,544	6,845
	Lamar Advertising Co. Class A			43,526	6,486
	Sempra			78,317	6,399
	TransUnion			72,883	6,188
	M&T Bank Corp.			26,437	6,185
	Texas Instruments Inc.			23,227	6,060
	Darden Restaurants Inc.			27,932	5,985
	Deere & Co.			9,105	5,963
	PACCAR Inc.			45,255	5,618
	American Tower Corp.			31,824	5,591
	Northrop Grumman Corp.			10,128	5,466
	Roche Holding AG			11,834	5,159
	Elevance Health Inc.			12,759	5,008
	UnitedHealth Group Inc.			12,381	4,821
*	Honeywell Aerospace Inc.			26,959	4,262
	Home Depot Inc.			12,112	3,971
	Atmos Energy Corp.			23,099	3,837
	Waste Management Inc.			16,056	3,515
	Progressive Corp.			15,979	3,485
	Marsh & McLennan Cos. Inc.			16,730	3,175
					128,386
Total Common Stocks (Cost $208,755)					290,385
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (11.1%)
U.S. Government Securities (5.5%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	2,362	2,268
	United States Treasury Note/Bond	3.375%	12/31/2027	2,543	2,513
	United States Treasury Note/Bond	3.500%	1/31/2028	2,899	2,867
	United States Treasury Note/Bond	3.875%	3/31/2028	1,151	1,143
	United States Treasury Note/Bond	3.750%	4/30/2028	3,948	3,912
	United States Treasury Note/Bond	4.250%	7/31/2028	1,204	1,202
	United States Treasury Note/Bond	3.500%	3/15/2029	518	507
	United States Treasury Note/Bond	4.125%	7/15/2029	168	167
	United States Treasury Note/Bond	4.375%	7/31/2031	844	839
	United States Treasury Note/Bond	4.000%	1/31/2033	133	128
	United States Treasury Note/Bond	3.750%	2/28/2033	168	160
	United States Treasury Note/Bond	4.250%	5/31/2033	117	114
	United States Treasury Note/Bond	4.250%	6/30/2033	773	757
[1]	United States Treasury Note/Bond	4.375%	7/31/2033	4,044	3,988
	United States Treasury Note/Bond	4.375%	5/15/2036	1,479	1,438
	United States Treasury Note/Bond	1.750%	8/15/2041	670	435
	United States Treasury Note/Bond	2.000%	11/15/2041	578	388
	United States Treasury Note/Bond	3.375%	8/15/2042	215	173
	United States Treasury Note/Bond	4.000%	11/15/2042	194	169
	United States Treasury Note/Bond	4.375%	8/15/2043	241	219
	United States Treasury Note/Bond	4.750%	11/15/2043	855	813
[2]	United States Treasury Note/Bond	4.500%	2/15/2044	969	891
	United States Treasury Note/Bond	4.625%	5/15/2044	9	9
	United States Treasury Note/Bond	4.125%	8/15/2044	239	209
	United States Treasury Note/Bond	4.625%	11/15/2044	771	717
	United States Treasury Note/Bond	2.500%	2/15/2045	1,369	924
	United States Treasury Note/Bond	4.625%	11/15/2045	1,502	1,390
	United States Treasury Note/Bond	2.500%	2/15/2046	2,003	1,327
	United States Treasury Note/Bond	4.625%	2/15/2046	489	453
	United States Treasury Note/Bond	5.000%	5/15/2046	3,454	3,352
	United States Treasury Note/Bond	2.375%	5/15/2051	894	533
	United States Treasury Note/Bond	4.250%	2/15/2054	632	539
	United States Treasury Note/Bond	4.625%	5/15/2054	1,125	1,021
	United States Treasury Note/Bond	4.500%	11/15/2054	560	497
	United States Treasury Note/Bond	4.625%	2/15/2055	549	498
	United States Treasury Note/Bond	4.750%	5/15/2055	754	698
	United States Treasury Note/Bond	4.750%	8/15/2055	729	675
	United States Treasury Note/Bond	4.625%	11/15/2055	1,083	982
	United States Treasury Note/Bond	4.750%	2/15/2056	1,541	1,427
2

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.000%	5/15/2056	1,711	1,649
	United States Treasury Note/Bond	5.125%	8/15/2056	309	304
					42,295
Agency Collateralized Mortgage Obligation Securities (0.9%)
[3,4]	Fannie Mae REMICS	2.500%	5/25/2045	321	298
[3,4]	Fannie Mae REMICS	3.000%	2/25/2049	32	31
[3,4]	Fannie Mae REMICS	3.500%	6/25/2044	38	37
[3,4]	Freddie Mac REMICS	1.750%	9/15/2042	263	248
[3,4]	Freddie Mac REMICS	4.800%	7/25/2031	3,019	2,997
[3,4]	Freddie Mac REMICS	4.850%	8/25/2031	2,808	2,791
[3]	Ginnie Mae REMICS	2.500%	10/20/2049	929	814
[3]	Ginnie Mae REMICS	2.750%	9/20/2044	33	32
					7,248
Agency Mortgage-Backed Securities (4.7%)
[3,4]	Fannie Mae Pool	4.120%	10/1/2030	1,783	1,741
[3,4]	Fannie Mae Pool	4.200%	10/1/2030	3,740	3,662
[3,4]	Fannie Mae Pool	4.340%	8/1/2030	1,502	1,479
[3,4]	Fannie Mae Pool	4.400%	9/1/2030	1,775	1,752
[3,4]	Fannie Mae Pool	4.470%	5/1/2030	1,524	1,511
[3,4]	Fannie Mae Pool	4.830%	10/1/2030	1,475	1,478
[3]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	1,037	833
[3]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	892	747
[3,5]	Ginnie Mae II Pool	3.000%	11/20/2049–9/15/2056	659	573
[3]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	1,029	922
[3]	Ginnie Mae II Pool	4.000%	8/20/2052	626	575
[3]	Ginnie Mae II Pool	5.000%	9/20/2052	448	438
[3,4]	UMBS Pool	2.000%	4/1/2041–8/1/2051	3,475	2,804
[3,4]	UMBS Pool	2.500%	1/1/2052	1,401	1,159
[3,4]	UMBS Pool	3.000%	10/1/2051–4/1/2053	2,081	1,785
[3,4]	UMBS Pool	3.500%	7/1/2051–12/1/2055	1,196	1,070
[3,4]	UMBS Pool	4.000%	3/1/2046–1/1/2054	934	870
[3,4]	UMBS Pool	4.500%	1/1/2038–7/1/2053	1,864	1,792
[3,4]	UMBS Pool	5.000%	9/1/2052–5/1/2053	2,507	2,443
[3,4]	UMBS Pool	5.500%	1/1/2053–11/1/2054	6,109	6,091
[3,4]	UMBS Pool	6.000%	2/1/2053–8/1/2054	2,538	2,587
					36,312
Total U.S. Government and Agency Obligations (Cost $88,213)					85,855
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
Bermuda (0.0%)
[3,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	59	59
United States (2.1%)
[3,6]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	1,225	1,214
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	18	18
[3,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.193%	10/25/2041	45	45
[3,6]	Ellington Financial Mortgage Trust Series 2026-NQM4	5.466%	4/25/2071	1,138	1,128
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	172	174
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	820	725
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	94	90
[3,6]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	1,587	1,551
[3,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	567	562
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	206	207
[3,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	494	497
[3,6]	OBX Trust Series 2026-NQM12	5.538%	7/25/2056	1,548	1,542
[3,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	1,013	976
[3,6]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	1,972	1,878
[3,6]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	1,122	1,078
[3,6]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	854	853
[3,6]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	1,549	1,526
[3,6]	Verus Securitization Trust Series 2026-R1	4.832%	10/25/2067	735	721
[3,6]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	934	926
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	123	123
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	130	130
[3,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	230	231
					16,195
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,460)					16,254
3

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (34.3%)
Australia (0.9%)
[6]	Glencore Funding LLC	6.375%	10/6/2030	1,754	1,829
[6]	Glencore Funding LLC	6.500%	10/6/2033	199	211
[6]	Glencore Funding LLC	6.141%	4/1/2055	150	147
[3,8]	Westpac Banking Corp.	2.585%	5/14/2030	2,710	3,060
[8]	Westpac Banking Corp.	3.477%	6/23/2036	1,320	1,501
					6,748
Belgium (0.6%)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	823	720
[3,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	355	380
[3,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	1,550	1,726
[8]	Barry Callebaut Services NV	4.000%	6/14/2029	900	1,049
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	1,000	1,093
					4,968
Canada (0.6%)
[3]	Bank of Montreal	4.879%	6/2/2032	710	700
[9]	Emera Inc.	4.838%	5/2/2030	1,560	1,150
	Enbridge Inc.	3.125%	11/15/2029	1,092	1,035
	Enbridge Inc.	4.900%	6/20/2030	260	259
[9]	Enbridge Inc.	6.100%	11/9/2032	888	697
[9]	Royal Bank of Canada	3.985%	7/22/2031	1,051	759
					4,600
Czech Republic (0.3%)
[3,8]	Ceska sporitelna A/S	3.743%	9/9/2032	2,000	2,280
Denmark (0.6%)
[3,10]	Danske Bank A/S	2.250%	1/14/2028	560	752
[6]	Danske Bank A/S	5.705%	3/1/2030	280	285
[3,8]	Jyske Bank A/S	4.125%	9/6/2030	2,050	2,404
[3,8]	Jyske Bank A/S	3.625%	4/29/2031	885	1,019
[3,8]	Jyske Bank A/S	3.500%	11/19/2031	175	200
					4,660
France (1.9%)
[6]	BPCE SA	6.612%	10/19/2027	369	370
[6]	BPCE SA	5.281%	5/30/2029	280	283
[6]	BPCE SA	5.876%	1/14/2031	840	853
[6]	BPCE SA	5.389%	5/28/2031	375	375
[6]	BPCE SA	3.116%	10/19/2032	250	219
[3,8]	BPCE SA	4.000%	1/20/2034	300	340
[6]	BPCE SA	6.508%	1/18/2035	895	910
[8]	BPCE SFH SA	2.750%	2/12/2030	1,300	1,480
[3,8]	Carmila SA	3.875%	1/25/2032	500	564
[3,8]	CCF SFH SACA	3.000%	4/23/2030	1,900	2,172
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	600	674
[3,8]	Engie SA	3.250%	1/11/2032	1,300	1,468
[3,8]	Orange SA	3.500%	5/19/2035	500	554
[3,8]	Orange SA	3.750%	9/4/2037	700	770
[3,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	800	920
[8]	Societe Generale SA	4.875%	11/21/2031	2,200	2,637
[6]	WEA Finance LLC	2.875%	1/15/2027	95	94
[6]	WEA Finance LLC	3.500%	6/15/2029	205	197
					14,880
Germany (1.1%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	151
[3,8]	Eurogrid GmbH	3.722%	4/27/2030	1,600	1,863
[8]	Sirius Real Estate Ltd.	1.750%	11/24/2028	1,600	1,778
[8]	Sirius Real Estate Ltd.	4.000%	1/22/2032	100	112
[8]	Volkswagen Financial Services AG	3.250%	5/19/2027	1,600	1,859
[3,10]	Volkswagen Financial Services NV	5.500%	12/7/2026	500	679
[3,10]	Volkswagen Financial Services NV	5.875%	5/23/2029	800	1,096
[3,8]	Volkswagen International Finance NV	4.250%	3/29/2029	900	1,060
					8,598
Italy (1.5%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	980	1,141
[3,8]	Banca Monte dei Paschi di Siena SpA	2.625%	1/22/2030	1,975	2,237
[3,8]	Credit Agricole Italia SpA	3.250%	2/15/2034	600	676
4

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Intesa Sanpaolo SpA	3.625%	6/30/2028	2,250	2,632
[6]	Intesa Sanpaolo SpA	5.200%	6/29/2032	425	419
[3,8]	Mediobanca Banca di Credito Finanziario SpA	2.875%	2/2/2032	2,385	2,673
[3,8]	UniCredit SpA	3.500%	7/31/2030	1,510	1,759
					11,537
Japan (0.4%)
[6,8]	NTT Finance Corp.	3.678%	7/16/2033	1,565	1,767
[3,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	805	1,010
					2,777
Luxembourg (0.7%)
[8]	European Outlet Mall Venture Sarl	4.000%	7/15/2031	2,225	2,535
[8]	JAB Holdings BV	4.375%	4/25/2034	1,500	1,744
[3,8]	Mileway Eur Lux Holdco Sarl	4.375%	7/15/2033	1,290	1,470
					5,749
Norway (0.2%)
[3,8]	Var Energi ASA	5.500%	5/4/2029	1,175	1,420
Saudi Arabia (0.4%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	1,662	1,478
[6]	Green Palm Bidco Sarl	6.462%	6/30/2046	550	537
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	325	325
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	895	887
					3,227
South Africa (0.4%)
[6]	Anglo American Capital plc	4.750%	4/10/2027	600	600
[6]	Anglo American Capital plc	4.500%	3/15/2028	322	320
[6]	Anglo American Capital plc	2.625%	9/10/2030	2,042	1,858
					2,778
South Korea (0.1%)
[6]	LG Energy Solution Ltd.	5.250%	4/2/2031	940	928
Spain (0.1%)
[3]	Banco Santander SA	5.365%	7/15/2028	600	603
[8]	Cajamar Caja Rural SCC	3.375%	7/25/2029	200	232
					835
Switzerland (0.2%)
[6]	UBS Group AG	4.194%	4/1/2031	1,147	1,112
United Kingdom (4.1%)
[3,10]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	550	742
[3,10]	Anglian Water Osprey Financing plc	6.375%	8/18/2033	1,085	1,400
[3,10]	Anglian Water Services Financing plc	6.293%	7/30/2030	850	1,176
[3,10]	Anglian Water Services Financing plc	6.000%	6/20/2039	600	758
	BAT Capital Corp.	5.350%	8/15/2032	215	216
	BAT Capital Corp.	5.300%	8/5/2033	55	55
	BAT Capital Corp.	5.625%	8/15/2035	1,458	1,467
	BAT Capital Corp.	5.550%	8/5/2036	320	317
	BAT Capital Corp.	7.079%	8/2/2043	629	678
	BAT Capital Corp.	4.540%	8/15/2047	127	100
[3,8]	British Telecommunications Ltd.	3.875%	1/20/2034	235	267
[3,8]	Hammerson plc	3.500%	4/15/2032	1,835	2,048
	HSBC Holdings plc	5.210%	8/11/2028	925	929
	HSBC Holdings plc	4.899%	3/3/2029	410	411
	HSBC Holdings plc	5.240%	5/13/2031	1,456	1,458
	HSBC Holdings plc	4.619%	11/6/2031	255	249
	HSBC Holdings plc	4.675%	3/10/2032	895	872
[6]	Imperial Brands Finance plc	4.875%	2/7/2032	1,115	1,090
[6]	Imperial Brands Finance plc	5.625%	7/1/2035	1,300	1,282
[6]	Imperial Brands Finance plc	5.500%	7/7/2036	1,582	1,534
[3,8]	London Power Networks plc	3.837%	6/11/2037	425	473
[3,10]	National Grid Electricity Transmission plc	2.000%	9/16/2038	635	552
[3,10]	National Grid Electricity Transmission plc	2.000%	4/17/2040	310	255
[3,8]	National Grid plc	0.163%	1/20/2028	925	1,029
[3,8]	National Grid plc	3.875%	1/16/2029	650	761
	Reynolds American Inc.	5.850%	8/15/2045	417	395
[3,10]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	566	735
	Smith & Nephew plc	5.400%	3/20/2034	1,496	1,483
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,8]	South Eastern Power Networks plc	4.102%	3/17/2038	210	236
[10]	South West Water Finance plc	5.750%	12/11/2032	600	807
[3,10]	South West Water Finance plc	6.375%	8/5/2041	640	829
[3,10]	SW Finance I plc	5.750%	11/19/2030	1,200	1,595
[10]	SW Finance I plc	7.750%	10/31/2031	450	633
[3,10]	SW Finance I plc	6.875%	8/7/2032	850	1,164
[3,10]	SW Finance I plc	7.000%	4/16/2040	800	1,026
[3,8]	United Utilities Water Finance plc	3.750%	5/23/2034	390	438
[3,10]	Yorkshire Water Finance plc	6.375%	11/18/2034	305	413
[3,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,575	1,993
					31,866
United States (20.2%)
[3]	AEP Texas Inc.	5.200%	4/15/2036	100	96
	AEP Texas Inc.	5.850%	10/15/2055	668	625
[12]	Aflac Inc.	1.726%	10/18/2030	250,000	1,503
	Alabama Power Co.	4.300%	1/2/2046	425	342
[8]	Alphabet Inc.	3.200%	5/11/2030	360	413
[11]	Alphabet Inc.	0.890%	3/3/2032	1,250	1,528
	American Express Co.	4.731%	4/25/2029	470	470
	American Express Co.	5.442%	1/30/2036	522	520
	American Express Co.	4.804%	10/24/2036	206	195
	American International Group Inc.	4.850%	5/7/2030	245	244
	American International Group Inc.	3.400%	6/30/2030	1,149	1,080
[6]	American National Global Funding	5.000%	6/22/2029	355	352
	Arizona Public Service Co.	3.750%	5/15/2046	325	236
	Arizona Public Service Co.	5.900%	8/15/2055	390	371
	AT&T Inc.	4.300%	12/15/2042	972	768
	AT&T Inc.	4.750%	5/15/2046	286	229
	AT&T Inc.	3.650%	6/1/2051	102	66
	AT&T Inc.	3.500%	9/15/2053	120	73
	AT&T Inc.	3.550%	9/15/2055	535	324
	AT&T Inc.	3.800%	12/1/2057	58	36
	AT&T Inc.	3.650%	9/15/2059	135	81
[6]	Athene Global Funding	2.646%	10/4/2031	1,258	1,091
[6]	Aviation Capital Group LLC	5.375%	7/15/2029	2,596	2,612
[8]	Becton Dickinson & Co.	3.828%	6/7/2032	1,095	1,264
[8]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	1,220	1,366
	BP Capital Markets America Inc.	5.227%	11/17/2034	505	503
	BP Capital Markets America Inc.	3.001%	3/17/2052	235	144
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,530	1,537
	CBRE Services Inc.	4.900%	1/15/2033	1,450	1,407
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	726	693
	Charter Communications Operating LLC	2.250%	1/15/2029	1,041	966
	Charter Communications Operating LLC	5.050%	3/30/2029	1,542	1,529
	Charter Communications Operating LLC	6.050%	2/15/2032	1,885	1,886
[6]	Chpe LLC	4.875%	6/30/2031	675	665
[6]	Chpe LLC	5.100%	6/30/2033	200	196
[6]	Chpe LLC	5.350%	6/30/2036	185	180
[9]	Chubb INA Holdings LLC	3.780%	6/10/2031	1,665	1,188
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	270	254
[6]	Cleveland Electric Illuminating Co.	5.000%	2/15/2030	305	305
[6]	CNO Global Funding	4.875%	12/10/2027	210	210
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	350	346
[6]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	190	185
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	225	232
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,022	1,052
	Comcast Corp.	3.400%	7/15/2046	1,168	748
	Comcast Corp.	4.000%	8/15/2047	968	670
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	675	633
	CRH SMW Finance DAC	5.125%	1/9/2030	780	783
	Diamondback Energy Inc.	3.500%	12/1/2029	425	407
	Diamondback Energy Inc.	6.250%	3/15/2033	1,227	1,288
	Diamondback Energy Inc.	5.550%	4/1/2035	329	331
	Diamondback Energy Inc.	5.750%	4/18/2054	1,175	1,110
	Dominion Energy Inc.	4.600%	5/15/2028	400	399
[3]	Dominion Energy Inc.	3.375%	4/1/2030	92	87
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	241
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	280	240
	DTE Energy Co.	5.200%	4/1/2030	495	498
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/2038	517	537
	Duke Energy Corp.	4.950%	9/15/2035	230	220
	Duke Energy Corp.	3.300%	6/15/2041	418	308
	Duke Energy Corp.	3.950%	8/15/2047	486	355
	Duke Energy Corp.	5.000%	8/15/2052	906	753
	Duke Energy Corp.	5.700%	9/15/2055	215	197
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	30	29
	Duke Energy Progress LLC	4.200%	8/15/2045	350	278
[8]	Eaton Capital ULC	3.550%	3/10/2034	900	1,016
	Energy Transfer LP	5.200%	4/1/2030	90	91
	Energy Transfer LP	5.350%	1/15/2036	230	224
	Energy Transfer LP	5.150%	3/15/2045	581	503
	Energy Transfer LP	6.125%	12/15/2045	1,005	969
	Enterprise Products Operating LLC	5.200%	1/15/2036	335	329
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,096	965
[6]	Equitable America Global Funding	3.950%	9/15/2027	270	268
[6]	ERAC USA Finance LLC	4.700%	4/30/2031	380	375
[6]	ERAC USA Finance LLC	5.250%	4/30/2036	2,195	2,145
	Eversource Energy	5.950%	7/15/2034	557	572
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	40	40
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	124	120
[6]	Fortitude Global Funding	4.625%	10/6/2028	840	830
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	501	517
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	700	712
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	235	244
	Georgia Power Co.	4.850%	3/15/2031	415	412
	Georgia Power Co.	4.300%	3/15/2042	321	270
	GLP Capital LP	5.300%	1/15/2029	1,173	1,173
	GLP Capital LP	3.250%	1/15/2032	658	581
	GLP Capital LP	5.250%	2/15/2033	355	342
	GLP Capital LP	6.750%	12/1/2033	1,029	1,067
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,952	1,954
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,940	1,880
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,182	1,123
	Goldman Sachs Group Inc.	5.655%	7/21/2037	1,670	1,654
[6]	Gray Oak Pipeline LLC	3.450%	10/15/2027	702	690
	HCA Inc.	4.600%	11/15/2032	1,466	1,407
	HCA Inc.	5.600%	4/1/2034	1,361	1,367
	HCA Inc.	5.125%	6/15/2039	922	854
	HCA Inc.	5.500%	6/15/2047	55	49
	HCA Inc.	6.000%	4/1/2054	180	170
	HCA Inc.	5.950%	9/15/2054	200	187
	HCA Inc.	6.200%	3/1/2055	85	82
	Home Depot Inc.	3.300%	4/15/2040	620	483
[6]	Hyundai Capital America	4.250%	9/18/2028	4,275	4,215
[6]	Hyundai Capital America	4.750%	6/18/2029	205	203
[6]	Icon Investments Six DAC	5.421%	8/13/2031	555	552
[6]	Icon Investments Six DAC	5.995%	8/13/2036	2,225	2,220
	Intel Corp.	4.600%	3/25/2040	1,440	1,246
	Intercontinental Exchange Inc.	4.900%	9/1/2031	350	349
	Intercontinental Exchange Inc.	5.150%	9/1/2033	325	324
	Intercontinental Exchange Inc.	5.400%	9/1/2036	210	209
	JBS NV	3.000%	5/15/2032	220	194
	JBS NV	5.750%	4/1/2033	2,677	2,716
	JBS NV	5.950%	4/20/2035	120	121
	JBS NV	6.250%	3/1/2056	345	325
[6]	JBS NV	6.400%	5/10/2057	1,302	1,249
	JBS NV	6.375%	4/15/2066	305	286
[3,8]	John Deere Bank SA	3.300%	10/15/2029	820	948
	JPMorgan Chase & Co.	6.087%	10/23/2029	919	943
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,363	1,367
	JPMorgan Chase & Co.	5.041%	7/23/2032	438	435
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,522	1,496
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,118	2,224
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	500	377
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	710	506
	Kenvue Inc.	4.900%	3/22/2033	641	632
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	2,300	2,229
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	462	458
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	275	274
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LXP Industrial Trust	6.750%	11/15/2028	385	396
[6]	Mars Inc.	5.000%	3/1/2032	581	577
[6]	Mars Inc.	5.200%	3/1/2035	1,363	1,343
[6]	Mars Inc.	5.650%	5/1/2045	1,185	1,138
[6]	Mars Inc.	5.700%	5/1/2055	584	551
	Meta Platforms Inc.	6.200%	5/15/2046	500	470
[9]	Metropolitan Life Global Funding I	4.000%	1/12/2033	631	447
[3]	Morgan Stanley	3.772%	1/24/2029	175	173
	Morgan Stanley	4.238%	1/9/2030	2,320	2,282
	Morgan Stanley	4.493%	1/16/2032	2,380	2,307
[3]	Morgan Stanley	2.511%	10/20/2032	1,571	1,375
	Morgan Stanley	5.587%	1/18/2036	748	747
[3]	Morgan Stanley Bank NA	4.788%	5/10/2030	250	249
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	365	360
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	435	434
	Nasdaq Inc.	5.950%	8/15/2053	1,640	1,596
	NiSource Inc.	5.250%	3/30/2028	255	257
	NiSource Inc.	5.350%	7/15/2035	774	761
	NiSource Inc.	5.850%	4/1/2055	859	808
[6]	NLG Global Funding	4.350%	9/15/2030	655	636
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	280	204
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	12	8
	Novartis Capital Corp.	4.600%	3/18/2033	325	317
	Novartis Capital Corp.	5.600%	3/18/2046	85	83
	Novartis Capital Corp.	5.700%	3/18/2056	45	44
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	178	184
	Oglethorpe Power Corp.	4.250%	4/1/2046	81	62
[6]	Ohio Edison Co.	4.950%	12/15/2029	105	105
[6]	ONEOK Inc.	5.625%	1/15/2028	916	923
	ONEOK Inc.	4.750%	10/15/2031	425	416
	ONEOK Inc.	5.050%	11/1/2034	989	954
	ONEOK Inc.	5.050%	4/1/2045	692	595
	ONEOK Inc.	6.625%	9/1/2053	829	849
	Oracle Corp.	4.125%	5/15/2045	70	46
	Oracle Corp.	5.875%	9/26/2045	629	520
	Oracle Corp.	6.550%	2/4/2046	395	352
	Oracle Corp.	4.000%	7/15/2046	45	29
	Oracle Corp.	4.000%	11/15/2047	45	28
	Oracle Corp.	3.600%	4/1/2050	1,475	854
	Oracle Corp.	3.950%	3/25/2051	214	130
	Oracle Corp.	6.700%	2/4/2056	535	471
	Pacific Gas & Electric Co.	5.200%	5/1/2036	50	47
	Pacific Gas & Electric Co.	4.500%	7/1/2040	237	196
	Pacific Gas & Electric Co.	4.750%	2/15/2044	375	308
	Pacific Gas & Electric Co.	4.250%	3/15/2046	51	39
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,741	2,185
	Pacific Gas & Electric Co.	6.700%	4/1/2053	30	30
	Pacific Gas & Electric Co.	6.150%	3/1/2055	65	61
	Pacific Gas & Electric Co.	6.100%	10/15/2055	112	104
	Pacific Gas & Electric Co.	6.000%	5/1/2056	325	297
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	370	377
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,010	2,020
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	220	220
[6]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	1,675	1,640
	Philip Morris International Inc.	4.250%	10/29/2032	1,156	1,102
	Philip Morris International Inc.	5.375%	2/15/2033	350	353
	Philip Morris International Inc.	4.900%	11/1/2034	1,447	1,407
	Philip Morris International Inc.	4.625%	10/29/2035	920	865
	Philip Morris International Inc.	4.875%	4/29/2036	1,315	1,258
[6]	Pricoa Global Funding I	4.700%	5/28/2030	150	148
[9]	Prologis LP	4.200%	2/15/2033	1,051	750
[6]	Protective Life Global Funding	4.803%	6/5/2030	335	331
[6]	Protective Life Global Funding	5.432%	1/14/2032	1,379	1,385
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	428	430
[3]	Prudential Financial Inc.	3.700%	3/13/2051	830	577
	Public Service Co. of Colorado	4.150%	3/13/2029	500	492
[3]	Public Service Co. of Oklahoma	5.400%	2/15/2034	95	95
	Public Service Co. of Oklahoma	5.450%	1/15/2036	2,055	2,025
[3]	Public Service Co. of Oklahoma	6.300%	8/15/2056	400	398
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	895	811
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	570	574
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	550	549
	QUALCOMM Inc.	4.500%	5/20/2052	160	125
[6]	RGA Global Funding	5.448%	5/24/2029	580	587
[6]	RGA Global Funding	5.250%	1/9/2030	710	712
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,380	1,352
[6]	SBA Tower Trust	1.631%	11/15/2026	615	611
[3]	SCE Recovery Funding LLC	0.861%	11/15/2031	131	119
[3]	SCE Recovery Funding LLC	1.942%	5/15/2038	105	80
[3]	SCE Recovery Funding LLC	2.510%	11/15/2043	60	40
[3]	Shell Finance US Inc.	4.000%	5/10/2046	275	213
[3]	Shell Finance US Inc.	3.000%	11/26/2051	340	210
	Southern California Edison Co.	4.000%	4/1/2047	1,079	767
[3]	Southern California Edison Co.	3.650%	6/1/2051	65	43
	Southern California Edison Co.	5.875%	12/1/2053	19	17
	Southern California Edison Co.	6.200%	9/15/2055	564	532
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	90	87
	Southwestern Electric Power Co.	5.200%	4/1/2036	1,825	1,760
	Southwestern Public Service Co.	5.300%	8/15/2036	555	541
[3]	SSM Health Care Corp.	3.823%	6/1/2027	380	378
[6]	Sunbelt Rentals Holdings Inc.	5.650%	8/12/2036	1,692	1,656
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	628	612
	Toledo Hospital	5.750%	11/15/2038	70	69
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	426	424
	Tyson Foods Inc.	5.100%	8/24/2031	755	752
	Tyson Foods Inc.	5.600%	1/24/2037	3,005	2,982
[6]	VICI Properties LP	4.625%	12/1/2029	1,009	985
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,070	1,021
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	480	442
[3,9]	Walt Disney Co.	3.057%	3/30/2027	1,225	884
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	65	65
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	362	365
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	841	847
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	565	572
					156,243
Total Corporate Bonds (Cost $269,623)					265,206
Sovereign Bonds (10.9%)
Australia (1.2%)
[3,13]	Commonwealth of Australia	2.750%	11/21/2027	160	112
[3,13]	Commonwealth of Australia	2.250%	5/21/2028	1,183	814
[3,13]	Commonwealth of Australia	2.750%	11/21/2028	2,209	1,519
[3,13]	Commonwealth of Australia	3.250%	4/21/2029	3,779	2,613
[3,13]	Commonwealth of Australia	1.000%	11/21/2031	181	108
[3,13]	Commonwealth of Australia	3.750%	5/21/2034	1,018	673
[3,13]	Commonwealth of Australia	3.500%	12/21/2034	1,306	841
[3,13]	Commonwealth of Australia	4.250%	12/21/2035	3,842	2,587
					9,267
Bermuda (0.0%)
[3,6]	Bermuda	2.375%	8/20/2030	200	180
Bulgaria (0.5%)
[3,8]	Republic of Bulgaria	3.625%	9/5/2032	1,105	1,272
[3,8]	Republic of Bulgaria	4.125%	5/7/2038	2,255	2,531
					3,803
Canada (1.2%)
[9]	Canadian Government Bond	2.750%	9/1/2027	1,100	794
[9]	Canadian Government Bond	2.500%	11/1/2027	1,885	1,355
[9]	Canadian Government Bond	2.750%	3/1/2031	2,173	1,529
[9]	Canadian Government Bond	3.250%	12/1/2035	513	357
[9]	Canadian Government Bond	3.500%	12/1/2045	110	74
[9]	Canadian Government Bond	2.750%	12/1/2055	539	297
[9]	City of Montreal	3.500%	12/1/2038	910	590
[9]	City of Toronto	3.200%	8/1/2048	1,000	544
[3,13]	Province of British Columbia	5.250%	5/23/2034	2,850	1,995
[3,11]	Province of Ontario	0.250%	6/28/2029	1,075	1,313
[9]	Regional Municipality of York	2.150%	6/22/2031	500	338
					9,186
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chile (0.1%)
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	800	791
France (0.5%)
[3,8]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	1,300	1,460
[3,6,8]	French Republic	2.500%	5/25/2030	985	1,112
[3,6,8]	French Republic	3.200%	5/25/2035	870	951
[3,6,8]	French Republic	3.250%	5/25/2055	300	261
					3,784
Germany (4.9%)
[3,8]	Federal Republic of Germany	1.300%	10/15/2027	1,590	1,817
[8]	Federal Republic of Germany	0.000%	11/15/2028	10,870	11,857
[8]	Federal Republic of Germany	0.000%	2/15/2031	1,815	1,848
[8]	Federal Republic of Germany	2.200%	2/15/2034	7,445	8,085
[8]	Federal Republic of Germany	2.900%	2/15/2036	3,300	3,711
[8]	Federal Republic of Germany	0.000%	5/15/2036	2,845	2,405
[3,8]	Federal Republic of Germany	2.600%	5/15/2041	3,890	4,003
[8]	Federal Republic of Germany	3.400%	5/15/2047	1,835	2,025
[8]	Federal Republic of Germany	2.500%	8/15/2054	2,400	2,163
					37,914
Hong Kong (0.6%)
[3,8]	MTR Corp. Ltd.	3.250%	6/10/2034	4,090	4,569
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	935	943
	State of Israel	5.500%	3/12/2034	200	201
					1,144
Italy (0.1%)
[3,8]	Republic of Italy	3.450%	2/1/2036	575	636
Japan (0.7%)
[3,12]	Japan	0.600%	6/20/2029	194,900	1,178
[3,12]	Japan	1.100%	6/20/2034	453,750	2,531
[3,12]	Japan	2.100%	12/20/2035	77,050	453
[3,12]	Japan	1.100%	6/20/2043	111,250	476
[3,12]	Japan	1.300%	12/20/2043	31,050	136
[3,12]	Japan	0.700%	6/20/2051	80,700	239
[3,12]	Japan	0.700%	9/20/2051	4,850	14
[3,12]	Japan	1.200%	6/20/2053	15,900	52
[3,12]	Japan	1.600%	12/20/2053	19,700	72
[3,12]	Japan	3.400%	12/20/2055	34,450	188
					5,339
Saudi Arabia (0.3%)
[3,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	1,175	1,182
[3,6]	Kingdom of Saudi Arabia	5.625%	1/13/2035	829	841
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/2054	643	592
					2,615
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/2029	420	452
Supranational (0.6%)
[3,8]	European Union	0.000%	7/4/2035	865	737
[3,8]	European Union	0.200%	6/4/2036	740	621
[3,8]	European Union	4.000%	4/4/2044	590	670
[3,8]	European Union	2.625%	2/4/2048	2,605	2,329
					4,357
United Kingdom (0.1%)
[10]	United Kingdom	5.375%	1/31/2056	360	460
Total Sovereign Bonds (Cost $87,506)					84,497
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	80	64
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	32	35
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	60	47
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	30	24
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	504	524
10

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	50	46
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	210	138
	Illinois GO	5.100%	6/1/2033	2,787	2,785
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	195	208
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	155	163
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	525	544
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	160	99
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	135	134
Total Taxable Municipal Bonds (Cost $5,186)					4,811
				Shares
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[15]	Vanguard Market Liquidity Fund (Cost $17,895)	3.731%		178,978	17,896
Total Investments (98.9%) (Cost $693,638)					764,904
Other Assets and Liabilities—Net (1.1%)					8,465
Net Assets (100%)					773,369

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Securities with a value of $1,025 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $111 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $85,728, representing 11.1% of net assets.

7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2026	(7)	(740)	3
Ultra 10-Year U.S. Treasury Note	December 2026	(26)	(2,845)	23
				26

11

Global Wellesley Income Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/30/2026	EUR	2,468	USD	2,880	—	(9)
JPMorgan Chase Bank, N.A.	9/30/2026	USD	14,140	AUD	19,792	—	(37)
JPMorgan Chase Bank, N.A.	9/29/2026	USD	12,195	CAD	16,863	13	—
Goldman Sachs International	9/30/2026	USD	4,109	CHF	3,287	30	—
JPMorgan Chase Bank, N.A.	9/30/2026	USD	125,427	EUR	107,385	559	—
Goldman Sachs International	9/30/2026	USD	16,812	GBP	12,336	96	—
JPMorgan Chase Bank, N.A.	9/30/2026	AUD	1,970	GBP	1,032	12	—
Goldman Sachs International	9/30/2026	EUR	285	GBP	244	—	—
JPMorgan Chase Bank, N.A.	9/30/2026	USD	5,570	JPY	884,457	21	—
JPMorgan Chase Bank, N.A.	9/30/2026	AUD	1,848	JPY	209,400	10	—
JPMorgan Chase Bank, N.A.	9/30/2026	GBP	301	JPY	65,000	—	(1)
JPMorgan Chase Bank, N.A.	9/30/2026	USD	1	NOK	10	—	—
						741	(47)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $675,743)	747,008
Affiliated Issuers (Cost $17,895)	17,896
Total Investments in Securities	764,904
Investment in Vanguard	16
Cash	28
Foreign Currency, at Value (Cost $2,581)	2,585
Receivables for Investment Securities Sold	904
Receivables for Accrued Income	5,706
Receivables for Capital Shares Issued	863
Variation Margin Receivable—Futures Contracts	11
Unrealized Appreciation—Forward Currency Contracts	741
Total Assets	775,758
Liabilities
Payables for Investment Securities Purchased	1,535
Payables for Capital Shares Redeemed	527
Payables to Investment Advisor	216
Payables to Vanguard	64
Unrealized Depreciation—Forward Currency Contracts	47
Total Liabilities	2,389
Net Assets	773,369
At August 31, 2026, net assets consisted of:

Paid-in Capital	673,493
Total Distributable Earnings (Loss)	99,876
Net Assets	773,369

Investor Shares—Net Assets
Applicable to 4,217,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,755
Net Asset Value Per Share—Investor Shares	$24.36

Admiral™ Shares—Net Assets
Applicable to 22,015,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	670,614
Net Asset Value Per Share—Admiral Shares	$30.46
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellesley Income Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	8,690
Interest[2]	19,226
Securities Lending—Net	—
Total Income	27,916
Expenses
Investment Advisory Fees—Note B
Basic Fee	860
Performance Adjustment	(65)
The Vanguard Group—Note C
Management and Administrative—Investor Shares[3]	261
Management and Administrative—Admiral Shares[3]	846
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	30
Custodian Fees	30
Auditing Fees	38
Accounting Fees[3]	51
Shareholders’ Reports—Investor Shares[3]	4
Shareholders’ Reports—Admiral Shares[3]	4
Trustees’ Fees and Expenses	—
Other Expenses	46
Total Expenses	2,113
Net Investment Income	25,803
Realized Net Gain (Loss)
Investment Securities Sold[2]	37,864
Futures Contracts	176
Forward Currency Contracts	914
Foreign Currencies	35
Realized Net Gain (Loss)	38,989
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	736
Futures Contracts	88
Forward Currency Contracts	1,907
Foreign Currencies	(24)
Change in Unrealized Appreciation (Depreciation)	2,707
Net Increase (Decrease) in Net Assets Resulting from Operations	67,499

1	Dividends are net of foreign withholding taxes of $550.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $900, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,803	21,746
Realized Net Gain (Loss)	38,989	10,086
Change in Unrealized Appreciation (Depreciation)	2,707	9,752
Net Increase (Decrease) in Net Assets Resulting from Operations	67,499	41,584
Distributions
Investor Shares	(3,868)	(3,125)
Admiral Shares	(24,273)	(18,249)
Total Distributions	(28,141)	(21,374)
Capital Share Transactions
Investor Shares	4,773	5,986
Admiral Shares	90,298	61,896
Net Increase (Decrease) from Capital Share Transactions	95,071	67,882
Total Increase (Decrease)	134,429	88,092
Net Assets
Beginning of Period	638,940	550,848
End of Period	773,369	638,940
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellesley Income Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$23.05	$22.31	$20.38	$19.82	$22.22
Investment Operations
Net Investment Income[1]	.831	.826	.781	.645	.474
Net Realized and Unrealized Gain (Loss) on Investments	1.404	.734	1.862	.375	(2.430)
Total from Investment Operations	2.235	1.560	2.643	1.020	(1.956)
Distributions
Dividends from Net Investment Income	(.925 )	(.820 )	(.713 )	(.460 )	(.444 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.925 )	(.820 )	(.713 )	(.460 )	(.444 )
Net Asset Value, End of Period	$24.36	$23.05	$22.31	$20.38	$19.82
Total Return[2]	9.93%	7.20%	13.25%	5.20%	-8.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103	$92	$84	$81	$81
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.43%	0.44%	0.44%[4]	0.42%[4]
Ratio of Net Investment Income to Average Net Assets	3.49%	3.71%	3.73%	3.20%	2.23%
Portfolio Turnover Rate[5]	92%	102%	106%	150%	119%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.01%, 0.02%, 0.02%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 1%, 4%, 4%, 28%, and 27%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellesley Income Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$28.81	$27.90	$25.48	$24.78	$27.78
Investment Operations
Net Investment Income[1]	1.076	1.069	1.010	.839	.627
Net Realized and Unrealized Gain (Loss) on Investments	1.768	.901	2.336	.468	(3.035)
Total from Investment Operations	2.844	1.970	3.346	1.307	(2.408)
Distributions
Dividends from Net Investment Income	(1.194)	(1.060)	(.926 )	(.607 )	(.592 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.194)	(1.060)	(.926 )	(.607 )	(.592 )
Net Asset Value, End of Period	$30.46	$28.81	$27.90	$25.48	$24.78
Total Return[2]	10.11%	7.28%	13.43%	5.33%	-8.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$671	$546	$467	$454	$446
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.30%	0.31%	0.31%[4]	0.29%[4]
Ratio of Net Investment Income to Average Net Assets	3.62%	3.84%	3.86%	3.33%	2.36%
Portfolio Turnover Rate[5]	92%	102%	106%	150%	119%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.01%, 0.02%, 0.02%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 1%, 4%, 4%, 28%, and 27%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades;
such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
18

Global Wellesley Income Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2026, the fund’s average investment in forward currency contracts represented 23% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
19

Global Wellesley Income Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the year ended August 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $65,000 (0.01%) based on performance.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

Global Wellesley Income Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	152,105	5,159	—	157,264
Common Stocks—Other	—	133,121	—	133,121
U.S. Government and Agency Obligations	—	85,855	—	85,855
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,254	—	16,254
Corporate Bonds	—	265,206	—	265,206
Sovereign Bonds	—	84,497	—	84,497
Taxable Municipal Bonds	—	4,811	—	4,811
Temporary Cash Investments	17,896	—	—	17,896
Total	170,001	594,903	—	764,904

Derivative Financial Instruments
Assets
Futures Contracts[1]	26	—	—	26
Forward Currency Contracts	—	741	—	741
Total	26	741	—	767
Liabilities
Forward Currency Contracts	—	(47)	—	(47)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	26	—	26
Unrealized Appreciation—Forward Currency Contracts	—	741	741
Total Assets	26	741	767

Unrealized Depreciation—Forward Currency Contracts	—	(47)	(47)
Total Liabilities	—	(47)	(47)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	176	—	176
Forward Currency Contracts	—	914	914
Realized Net Gain (Loss) on Derivatives	176	914	1,090

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	88	—	88
Forward Currency Contracts	—	1,907	1,907
Change in Unrealized Appreciation (Depreciation) on Derivatives	88	1,907	1,995
F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
21

Global Wellesley Income Fund
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,084
Total Distributable Earnings (Loss)	(1,084)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,251
Undistributed Long-Term Gains	25,041
Net Unrealized Gains (Losses)	70,584
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	99,876
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	28,141	21,374
Long-Term Capital Gains	—	—
Total	28,141	21,374

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	694,350
Gross Unrealized Appreciation	86,305
Gross Unrealized Depreciation	(15,751)
Net Unrealized Appreciation (Depreciation)	70,554
G. During the year ended August 31, 2026, the fund purchased $527,800,000 of investment securities and sold $441,704,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $216,739,000 and $186,301,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $0 and sales were $4,472,000, resulting in net realized gain of $762,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	40,695	1,712	32,054	1,439
Issued in Lieu of Cash Distributions	3,328	142	2,679	121
Redeemed	(39,250)	(1,650)	(28,747)	(1,294)
Net Increase (Decrease)—Investor Shares	4,773	204	5,986	266
22

Global Wellesley Income Fund
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	191,086	6,423	135,357	4,864
Issued in Lieu of Cash Distributions	19,206	657	14,141	512
Redeemed	(119,994)	(4,031)	(87,602)	(3,158)
Net Increase (Decrease)—Admiral Shares	90,298	3,049	61,896	2,218
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellesley Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellesley Income Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
For corporate shareholders, 9.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $7,237,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $2,093,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $514,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 61.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $259,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q14960 102026
25

Financial Statements
For the year ended August 31, 2026
Vanguard ESG U.S. Corporate Bond ETF

Contents

ESG U.S. Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.2%)
Communications (13.0%)
	Airbnb Inc.	5.250%	3/16/2036	500	489
	Alphabet Inc.	3.700%	2/15/2029	734	719
	Alphabet Inc.	4.625%	8/10/2029	550	548
	Alphabet Inc.	4.000%	5/15/2030	55	54
	Alphabet Inc.	1.100%	8/15/2030	580	504
	Alphabet Inc.	4.100%	11/15/2030	1,025	994
	Alphabet Inc.	4.100%	2/15/2031	895	865
	Alphabet Inc.	4.875%	8/15/2031	600	596
	Alphabet Inc.	4.375%	11/15/2032	805	775
	Alphabet Inc.	4.400%	2/15/2033	355	340
	Alphabet Inc.	5.200%	8/15/2033	695	693
	Alphabet Inc.	4.500%	5/15/2035	486	461
	Alphabet Inc.	4.700%	11/15/2035	25	24
	Alphabet Inc.	4.800%	2/15/2036	1,487	1,417
	Alphabet Inc.	5.450%	8/15/2036	1,254	1,245
	Alphabet Inc.	1.900%	8/15/2040	365	233
	Alphabet Inc.	5.350%	11/15/2045	635	581
	Alphabet Inc.	5.500%	2/15/2046	710	660
	Alphabet Inc.	6.250%	8/15/2046	825	829
	Alphabet Inc.	2.050%	8/15/2050	915	458
	Alphabet Inc.	5.450%	11/15/2055	1,380	1,223
	Alphabet Inc.	5.650%	2/15/2056	1,334	1,220
	Alphabet Inc.	6.375%	8/15/2056	1,168	1,176
	Alphabet Inc.	2.250%	8/15/2060	570	263
	Alphabet Inc.	5.300%	5/15/2065	380	320
	Alphabet Inc.	6.500%	8/15/2066	700	700
	Alphabet Inc.	5.700%	11/15/2075	1,170	1,027
	America Movil SAB de CV	3.625%	4/22/2029	310	299
	America Movil SAB de CV	2.875%	5/7/2030	225	208
	America Movil SAB de CV	4.700%	7/21/2032	140	136
	America Movil SAB de CV	6.375%	3/1/2035	276	292
	America Movil SAB de CV	6.125%	3/30/2040	575	582
	America Movil SAB de CV	4.375%	7/16/2042	440	366
	America Movil SAB de CV	4.375%	4/22/2049	205	164
	AppLovin Corp.	5.125%	12/1/2029	520	521
	AppLovin Corp.	5.375%	12/1/2031	135	135
	AppLovin Corp.	5.500%	12/1/2034	310	305
	AT&T Inc.	1.650%	2/1/2028	1,591	1,525
[1]	AT&T Inc.	4.100%	2/15/2028	415	412
	AT&T Inc.	4.350%	3/1/2029	946	936
[1]	AT&T Inc.	4.300%	2/15/2030	830	812
	AT&T Inc.	4.700%	8/15/2030	150	148
	AT&T Inc.	2.750%	6/1/2031	1,032	930
	AT&T Inc.	2.250%	2/1/2032	730	628
	AT&T Inc.	4.550%	11/1/2032	240	230
	AT&T Inc.	4.750%	4/30/2033	533	513
	AT&T Inc.	2.550%	12/1/2033	1,630	1,346
	AT&T Inc.	5.400%	2/15/2034	400	397
	AT&T Inc.	4.500%	5/15/2035	610	560
	AT&T Inc.	5.375%	8/15/2035	125	122
	AT&T Inc.	4.900%	11/1/2035	815	769
	AT&T Inc.	5.250%	10/30/2036	440	421
	AT&T Inc.	5.250%	3/1/2037	605	576
	AT&T Inc.	4.850%	3/1/2039	115	103
	AT&T Inc.	3.500%	6/1/2041	1,060	786
	AT&T Inc.	4.300%	12/15/2042	915	723
	AT&T Inc.	4.350%	6/15/2045	405	310
	AT&T Inc.	5.550%	11/1/2045	210	187
	AT&T Inc.	5.850%	4/30/2046	450	415
	AT&T Inc.	4.750%	5/15/2046	355	285
1

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	4.500%	3/9/2048	1,045	795
AT&T Inc.	3.650%	6/1/2051	1,119	718
AT&T Inc.	3.300%	2/1/2052	30	18
AT&T Inc.	3.500%	9/15/2053	2,260	1,378
AT&T Inc.	5.700%	11/1/2054	315	276
AT&T Inc.	3.550%	9/15/2055	1,585	960
AT&T Inc.	6.050%	8/15/2056	640	588
AT&T Inc.	6.200%	10/30/2056	525	493
AT&T Inc.	3.800%	12/1/2057	1,464	920
AT&T Inc.	3.650%	9/15/2059	2,025	1,220
AT&T Inc.	3.850%	6/1/2060	735	461
AT&T Inc.	6.300%	10/30/2066	300	280
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	280	224
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	180	163
British Telecommunications Ltd.	9.625%	12/15/2030	865	1,009
Charter Communications Operating LLC	4.200%	3/15/2028	140	138
Charter Communications Operating LLC	2.250%	1/15/2029	310	288
Charter Communications Operating LLC	5.050%	3/30/2029	310	307
Charter Communications Operating LLC	6.100%	6/1/2029	510	519
Charter Communications Operating LLC	2.800%	4/1/2031	271	238
Charter Communications Operating LLC	2.300%	2/1/2032	435	362
Charter Communications Operating LLC	4.400%	4/1/2033	290	261
Charter Communications Operating LLC	6.650%	2/1/2034	455	458
Charter Communications Operating LLC	6.550%	6/1/2034	695	694
Charter Communications Operating LLC	6.384%	10/23/2035	985	960
Charter Communications Operating LLC	5.850%	12/1/2035	120	113
Charter Communications Operating LLC	5.375%	4/1/2038	170	147
Charter Communications Operating LLC	3.500%	6/1/2041	245	165
Charter Communications Operating LLC	3.500%	3/1/2042	380	255
Charter Communications Operating LLC	6.484%	10/23/2045	925	822
Charter Communications Operating LLC	5.375%	5/1/2047	405	313
Charter Communications Operating LLC	5.750%	4/1/2048	596	483
Charter Communications Operating LLC	5.125%	7/1/2049	605	445
Charter Communications Operating LLC	4.800%	3/1/2050	810	575
Charter Communications Operating LLC	3.700%	4/1/2051	610	363
Charter Communications Operating LLC	3.900%	6/1/2052	485	295
Charter Communications Operating LLC	5.250%	4/1/2053	555	416
Charter Communications Operating LLC	6.700%	12/1/2055	90	82
Charter Communications Operating LLC	3.850%	4/1/2061	485	272
Charter Communications Operating LLC	3.950%	6/30/2062	875	496
Charter Communications Operating LLC	5.500%	4/1/2063	285	210
Comcast Corp.	4.150%	10/15/2028	890	879
Comcast Corp.	2.650%	2/1/2030	360	333
Comcast Corp.	3.400%	4/1/2030	500	472
Comcast Corp.	4.250%	10/15/2030	585	566
Comcast Corp.	1.950%	1/15/2031	510	446
Comcast Corp.	1.500%	2/15/2031	340	291
Comcast Corp.	4.250%	1/15/2033	540	507
Comcast Corp.	4.650%	2/15/2033	455	436
Comcast Corp.	7.050%	3/15/2033	326	355
Comcast Corp.	4.800%	5/15/2033	270	261
Comcast Corp.	5.300%	6/1/2034	560	551
Comcast Corp.	4.200%	8/15/2034	400	364
Comcast Corp.	5.300%	5/15/2035	270	265
Comcast Corp.	5.650%	6/15/2035	370	368
Comcast Corp.	4.400%	8/15/2035	177	160
Comcast Corp.	3.200%	7/15/2036	185	150
Comcast Corp.	3.900%	3/1/2038	368	301
Comcast Corp.	4.600%	10/15/2038	200	175
Comcast Corp.	3.250%	11/1/2039	853	622
Comcast Corp.	3.750%	4/1/2040	305	235
Comcast Corp.	4.600%	8/15/2045	230	181
Comcast Corp.	3.400%	7/15/2046	225	144
Comcast Corp.	4.000%	8/15/2047	95	66
Comcast Corp.	3.969%	11/1/2047	570	391
Comcast Corp.	4.000%	3/1/2048	575	396
Comcast Corp.	4.700%	10/15/2048	273	209
Comcast Corp.	3.999%	11/1/2049	710	479
Comcast Corp.	3.450%	2/1/2050	365	224
Comcast Corp.	2.800%	1/15/2051	737	392
2

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.887%	11/1/2051	1,129	604
	Comcast Corp.	2.450%	8/15/2052	465	225
	Comcast Corp.	4.049%	11/1/2052	578	387
	Comcast Corp.	5.350%	5/15/2053	705	581
	Comcast Corp.	5.650%	6/1/2054	430	370
	Comcast Corp.	6.050%	5/15/2055	30	27
	Comcast Corp.	2.937%	11/1/2056	2,107	1,075
	Comcast Corp.	2.650%	8/15/2062	490	223
	Comcast Corp.	2.987%	11/1/2063	948	462
	Comcast Corp.	5.500%	5/15/2064	275	223
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	715	792
	Electronic Arts Inc.	1.850%	2/15/2031	454	427
	Electronic Arts Inc.	2.950%	2/15/2051	155	127
	Expedia Group Inc.	3.800%	2/15/2028	200	197
	Expedia Group Inc.	3.250%	2/15/2030	361	340
	Expedia Group Inc.	5.400%	2/15/2035	144	141
	Fox Corp.	4.709%	1/25/2029	620	617
	Fox Corp.	6.500%	10/13/2033	351	370
	Fox Corp.	5.476%	1/25/2039	415	394
	Fox Corp.	5.576%	1/25/2049	377	340
	MercadoLibre Inc.	4.900%	1/15/2033	50	48
	Meta Platforms Inc.	4.600%	5/15/2028	395	396
	Meta Platforms Inc.	4.300%	8/15/2029	417	414
	Meta Platforms Inc.	4.200%	11/15/2030	1,085	1,052
	Meta Platforms Inc.	4.550%	5/15/2031	525	513
	Meta Platforms Inc.	4.550%	8/15/2031	329	321
	Meta Platforms Inc.	3.850%	8/15/2032	670	621
	Meta Platforms Inc.	4.600%	11/15/2032	1,615	1,551
	Meta Platforms Inc.	4.875%	5/15/2033	570	551
	Meta Platforms Inc.	4.950%	5/15/2033	660	645
	Meta Platforms Inc.	4.750%	8/15/2034	790	752
	Meta Platforms Inc.	4.875%	11/15/2035	920	861
	Meta Platforms Inc.	5.250%	5/15/2036	2,108	2,026
	Meta Platforms Inc.	5.500%	11/15/2045	1,740	1,510
	Meta Platforms Inc.	6.200%	5/15/2046	582	546
	Meta Platforms Inc.	4.450%	8/15/2052	700	500
	Meta Platforms Inc.	5.600%	5/15/2053	690	579
	Meta Platforms Inc.	5.400%	8/15/2054	880	713
[1]	Meta Platforms Inc.	5.625%	11/15/2055	1,715	1,432
	Meta Platforms Inc.	6.300%	5/15/2056	1,818	1,675
	Meta Platforms Inc.	4.650%	8/15/2062	515	358
	Meta Platforms Inc.	5.750%	5/15/2063	935	772
	Meta Platforms Inc.	5.550%	8/15/2064	305	243
	Meta Platforms Inc.	5.750%	11/15/2065	1,420	1,169
	Meta Platforms Inc.	6.450%	5/15/2066	1,155	1,057
	Netflix Inc.	4.875%	4/15/2028	300	302
	Netflix Inc.	5.875%	11/15/2028	420	431
	Netflix Inc.	6.375%	5/15/2029	500	522
	Netflix Inc.	4.900%	8/15/2034	197	193
	Netflix Inc.	5.250%	8/15/2036	250	247
	Netflix Inc.	5.400%	8/15/2054	308	284
	Omnicom Group Inc.	2.600%	8/1/2031	730	648
	Orange SA	9.000%	3/1/2031	464	533
	Orange SA	5.375%	1/13/2042	220	206
	Orange SA	5.500%	2/6/2044	79	75
	Rogers Communications Inc.	5.000%	2/15/2029	828	828
	Rogers Communications Inc.	3.800%	3/15/2032	430	395
	Rogers Communications Inc.	5.300%	2/15/2034	255	247
	Rogers Communications Inc.	4.550%	3/15/2052	1,000	754
[2]	Space Exploration Technologies Corp.	5.350%	7/15/2031	1,900	1,857
[2]	Space Exploration Technologies Corp.	5.650%	7/15/2033	1,625	1,564
[2]	Space Exploration Technologies Corp.	5.875%	7/15/2036	1,575	1,482
[2]	Space Exploration Technologies Corp.	6.600%	7/15/2046	765	695
[2]	Space Exploration Technologies Corp.	6.650%	7/15/2056	950	845
	Sprint Capital Corp.	6.875%	11/15/2028	865	901
	Sprint Capital Corp.	8.750%	3/15/2032	490	568
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	95	95
	Telefonica Emisiones SA	7.045%	6/20/2036	721	776
	Telefonica Emisiones SA	5.213%	3/8/2047	665	567
	Telefonica Emisiones SA	4.895%	3/6/2048	350	285
3

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	5.520%	3/1/2049	520	460
	Telefonica Europe BV	8.250%	9/15/2030	30	33
	TELUS Corp.	3.400%	5/13/2032	195	175
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	268	292
	Time Warner Cable LLC	6.550%	5/1/2037	375	361
	Time Warner Cable LLC	7.300%	7/1/2038	410	411
	Time Warner Cable LLC	6.750%	6/15/2039	410	390
	Time Warner Cable LLC	5.875%	11/15/2040	352	306
	Time Warner Cable LLC	5.500%	9/1/2041	550	458
	Time Warner Cable LLC	4.500%	9/15/2042	375	277
	T-Mobile USA Inc.	4.950%	3/15/2028	300	301
	T-Mobile USA Inc.	4.800%	7/15/2028	315	316
	T-Mobile USA Inc.	4.850%	1/15/2029	290	290
	T-Mobile USA Inc.	2.625%	2/15/2029	530	503
	T-Mobile USA Inc.	3.375%	4/15/2029	775	747
	T-Mobile USA Inc.	3.875%	4/15/2030	2,015	1,937
	T-Mobile USA Inc.	2.550%	2/15/2031	920	826
	T-Mobile USA Inc.	2.875%	2/15/2031	470	427
	T-Mobile USA Inc.	3.500%	4/15/2031	363	338
	T-Mobile USA Inc.	2.250%	11/15/2031	310	269
	T-Mobile USA Inc.	2.700%	3/15/2032	420	369
	T-Mobile USA Inc.	5.125%	5/15/2032	169	168
	T-Mobile USA Inc.	4.625%	1/15/2033	615	590
	T-Mobile USA Inc.	5.200%	1/15/2033	620	616
	T-Mobile USA Inc.	5.050%	7/15/2033	640	627
	T-Mobile USA Inc.	5.750%	1/15/2034	450	456
	T-Mobile USA Inc.	5.150%	4/15/2034	130	127
	T-Mobile USA Inc.	4.700%	1/15/2035	415	390
	T-Mobile USA Inc.	5.300%	5/15/2035	230	225
	T-Mobile USA Inc.	4.950%	11/15/2035	345	328
	T-Mobile USA Inc.	5.000%	2/15/2036	95	90
	T-Mobile USA Inc.	4.375%	4/15/2040	345	291
	T-Mobile USA Inc.	3.000%	2/15/2041	830	587
	T-Mobile USA Inc.	4.500%	4/15/2050	750	573
	T-Mobile USA Inc.	3.300%	2/15/2051	670	413
	T-Mobile USA Inc.	3.400%	10/15/2052	530	327
	T-Mobile USA Inc.	5.650%	1/15/2053	365	326
	T-Mobile USA Inc.	5.750%	1/15/2054	795	717
	T-Mobile USA Inc.	6.000%	6/15/2054	155	145
	T-Mobile USA Inc.	5.500%	1/15/2055	195	170
	T-Mobile USA Inc.	5.250%	6/15/2055	225	188
	T-Mobile USA Inc.	5.875%	11/15/2055	355	325
	T-Mobile USA Inc.	5.700%	1/15/2056	460	411
	T-Mobile USA Inc.	5.850%	2/15/2056	310	283
	T-Mobile USA Inc.	3.600%	11/15/2060	1,019	617
	T-Mobile USA Inc.	5.800%	9/15/2062	55	49
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	325	261
	Uber Technologies Inc.	4.300%	1/15/2030	297	291
	Uber Technologies Inc.	4.800%	9/15/2034	865	828
	Uber Technologies Inc.	4.800%	9/15/2035	795	753
	Uber Technologies Inc.	5.350%	9/15/2054	455	403
	VeriSign Inc.	2.700%	6/15/2031	175	156
	Verizon Communications Inc.	3.875%	2/8/2029	185	181
	Verizon Communications Inc.	4.016%	12/3/2029	995	970
	Verizon Communications Inc.	3.150%	3/22/2030	715	673
	Verizon Communications Inc.	1.500%	9/18/2030	655	572
	Verizon Communications Inc.	1.750%	1/20/2031	1,138	993
	Verizon Communications Inc.	2.550%	3/21/2031	440	396
	Verizon Communications Inc.	2.355%	3/15/2032	1,385	1,198
	Verizon Communications Inc.	4.750%	1/15/2033	580	561
	Verizon Communications Inc.	5.050%	5/9/2033	300	296
	Verizon Communications Inc.	4.500%	8/10/2033	692	657
	Verizon Communications Inc.	4.400%	11/1/2034	367	340
	Verizon Communications Inc.	4.780%	2/15/2035	480	453
	Verizon Communications Inc.	5.250%	4/2/2035	714	696
	Verizon Communications Inc.	4.272%	1/15/2036	380	340
	Verizon Communications Inc.	5.000%	1/15/2036	1,080	1,025
	Verizon Communications Inc.	5.250%	3/16/2037	745	714
	Verizon Communications Inc.	5.401%	7/2/2037	487	471
	Verizon Communications Inc.	4.812%	3/15/2039	380	342
4

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	2.650%	11/20/2040	771	529
Verizon Communications Inc.	3.400%	3/22/2041	905	674
Verizon Communications Inc.	2.850%	9/3/2041	340	233
Verizon Communications Inc.	5.750%	11/30/2045	610	569
Verizon Communications Inc.	4.862%	8/21/2046	571	475
Verizon Communications Inc.	4.000%	3/22/2050	890	647
Verizon Communications Inc.	2.875%	11/20/2050	1	—
Verizon Communications Inc.	3.550%	3/22/2051	1,270	838
Verizon Communications Inc.	3.875%	3/1/2052	340	236
Verizon Communications Inc.	5.500%	2/23/2054	720	642
Verizon Communications Inc.	5.875%	11/30/2055	1,350	1,244
Verizon Communications Inc.	6.200%	5/14/2056	553	533
Verizon Communications Inc.	2.987%	10/30/2056	710	393
Verizon Communications Inc.	6.050%	5/14/2058	581	568
Verizon Communications Inc.	3.000%	11/20/2060	435	237
Verizon Communications Inc.	3.700%	3/22/2061	715	458
Verizon Communications Inc.	6.000%	11/30/2065	625	574
Vodafone Group plc	4.800%	6/18/2031	296	291
Vodafone Group plc	5.350%	6/18/2036	299	290
Vodafone Group plc	6.150%	2/27/2037	318	328
Vodafone Group plc	5.250%	5/30/2048	255	222
Vodafone Group plc	4.875%	6/19/2049	505	413
Vodafone Group plc	4.250%	9/17/2050	35	26
Vodafone Group plc	5.750%	6/28/2054	350	319
Vodafone Group plc	6.100%	6/18/2056	680	645
Vodafone Group plc	5.875%	6/28/2064	180	163
Walt Disney Co.	3.750%	3/14/2029	35	34
Walt Disney Co.	2.000%	9/1/2029	1,078	1,000
Walt Disney Co.	3.800%	3/22/2030	615	596
Walt Disney Co.	2.650%	1/13/2031	1,140	1,044
Walt Disney Co.	6.200%	12/15/2034	120	128
Walt Disney Co.	6.400%	12/15/2035	375	405
Walt Disney Co.	4.625%	3/14/2036	380	361
Walt Disney Co.	4.625%	3/23/2040	655	593
Walt Disney Co.	3.500%	5/13/2040	680	542
Walt Disney Co.	2.750%	9/1/2049	600	359
Walt Disney Co.	4.700%	3/23/2050	270	227
Walt Disney Co.	3.600%	1/13/2051	800	559
Walt Disney Co.	3.800%	5/13/2060	200	138
Weibo Corp.	3.375%	7/8/2030	195	181
				157,291
Consumer Discretionary (8.4%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	410	404
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	201
Alibaba Group Holding Ltd.	2.125%	2/9/2031	245	219
Alibaba Group Holding Ltd.	5.250%	5/26/2035	700	696
Alibaba Group Holding Ltd.	4.000%	12/6/2037	385	334
Alibaba Group Holding Ltd.	2.700%	2/9/2041	290	203
Alibaba Group Holding Ltd.	4.200%	12/6/2047	385	299
Alibaba Group Holding Ltd.	3.150%	2/9/2051	570	358
Alibaba Group Holding Ltd.	4.400%	12/6/2057	195	149
Alibaba Group Holding Ltd.	3.250%	2/9/2061	355	210
Amazon.com Inc.	4.550%	12/1/2027	460	461
Amazon.com Inc.	3.850%	3/13/2028	340	337
Amazon.com Inc.	1.650%	5/12/2028	880	839
Amazon.com Inc.	3.900%	11/20/2028	60	59
Amazon.com Inc.	4.000%	3/13/2029	1,149	1,129
Amazon.com Inc.	3.450%	4/13/2029	820	796
Amazon.com Inc.	4.600%	7/9/2029	1,100	1,095
Amazon.com Inc.	4.650%	12/1/2029	478	477
Amazon.com Inc.	1.500%	6/3/2030	545	482
Amazon.com Inc.	4.100%	11/20/2030	320	310
Amazon.com Inc.	4.250%	3/13/2031	1,524	1,478
Amazon.com Inc.	2.100%	5/12/2031	1,222	1,076
Amazon.com Inc.	4.800%	7/9/2031	1,600	1,585
Amazon.com Inc.	3.600%	4/13/2032	794	740
Amazon.com Inc.	4.700%	12/1/2032	970	953
Amazon.com Inc.	4.550%	3/13/2033	1,541	1,484
Amazon.com Inc.	4.350%	3/20/2033	45	43
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	5.100%	7/9/2033	835	826
	Amazon.com Inc.	4.800%	12/5/2034	805	784
	Amazon.com Inc.	4.650%	11/20/2035	200	188
	Amazon.com Inc.	4.875%	3/13/2036	2,054	1,953
	Amazon.com Inc.	5.300%	7/9/2036	1,255	1,229
	Amazon.com Inc.	3.875%	8/22/2037	1,320	1,146
	Amazon.com Inc.	2.875%	5/12/2041	290	207
	Amazon.com Inc.	4.950%	12/5/2044	915	814
	Amazon.com Inc.	5.650%	3/13/2046	675	633
	Amazon.com Inc.	6.000%	7/9/2046	600	583
	Amazon.com Inc.	4.050%	8/22/2047	1,340	1,000
	Amazon.com Inc.	2.500%	6/3/2050	735	398
	Amazon.com Inc.	3.100%	5/12/2051	1,287	780
	Amazon.com Inc.	3.950%	4/13/2052	691	489
	Amazon.com Inc.	5.450%	11/20/2055	155	137
	Amazon.com Inc.	5.800%	3/13/2056	1,682	1,552
	Amazon.com Inc.	6.100%	7/9/2056	950	916
	Amazon.com Inc.	4.250%	8/22/2057	984	709
	Amazon.com Inc.	2.700%	6/3/2060	248	126
	Amazon.com Inc.	3.250%	5/12/2061	1,025	585
	Amazon.com Inc.	4.100%	4/13/2062	385	264
	Amazon.com Inc.	5.550%	11/20/2065	500	433
	Amazon.com Inc.	5.950%	3/13/2066	650	598
	Amazon.com Inc.	6.250%	7/9/2066	500	481
	Amazon.com Inc.	6.050%	3/13/2076	608	561
[1]	American Honda Finance Corp.	4.450%	10/22/2027	185	185
[1]	American Honda Finance Corp.	5.125%	7/7/2028	240	241
	American Honda Finance Corp.	5.650%	11/15/2028	155	158
	American Honda Finance Corp.	4.900%	3/13/2029	350	350
[1]	American Honda Finance Corp.	4.400%	9/5/2029	150	148
[1]	American Honda Finance Corp.	5.050%	7/10/2031	406	403
[1]	American Honda Finance Corp.	4.900%	1/10/2034	512	494
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	240	141
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	256	182
	AutoZone Inc.	4.000%	4/15/2030	330	319
	AutoZone Inc.	4.750%	8/1/2032	25	24
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	200	136
	eBay Inc.	2.700%	3/11/2030	185	171
	eBay Inc.	2.600%	5/10/2031	500	447
	eBay Inc.	4.000%	7/15/2042	231	179
	eBay Inc.	3.650%	5/10/2051	305	211
	Ferguson Enterprises Inc.	4.350%	3/15/2031	230	224
	Ferguson Enterprises Inc.	5.000%	10/3/2034	340	329
	Ford Motor Co.	7.450%	7/16/2031	273	293
	Ford Motor Co.	3.250%	2/12/2032	863	755
	Ford Motor Co.	6.100%	8/19/2032	470	474
	Ford Motor Co.	4.750%	1/15/2043	645	498
	Ford Motor Co.	5.291%	12/8/2046	240	194
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	240	237
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	215	220
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	440	426
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	710	728
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	384	395
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	455	429
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	395	398
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	615	610
	Ford Motor Credit Co. LLC	5.431%	8/13/2029	125	125
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	375	374
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	600	606
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	160	168
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	450	450
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	445	416
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	305	308
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	30	30
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	390	354
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	455	458
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	223	228
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	310	305
	Ford Motor Credit Co. LLC	6.107%	8/15/2033	188	188
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	365	385
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	230	229
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	550	556
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	335	336
	General Motors Co.	5.400%	10/15/2029	40	40
	General Motors Co.	5.625%	4/15/2030	45	46
	General Motors Co.	5.000%	4/1/2035	70	66
	General Motors Co.	6.600%	4/1/2036	765	804
	General Motors Co.	6.250%	10/2/2043	145	141
	General Motors Co.	5.200%	4/1/2045	485	417
	General Motors Co.	6.750%	4/1/2046	175	179
	General Motors Co.	5.400%	4/1/2048	175	152
	General Motors Co.	5.950%	4/1/2049	230	214
	General Motors Financial Co. Inc.	6.000%	1/9/2028	415	421
	General Motors Financial Co. Inc.	5.050%	4/4/2028	682	684
	General Motors Financial Co. Inc.	2.400%	4/10/2028	645	621
	General Motors Financial Co. Inc.	5.800%	6/23/2028	570	579
	General Motors Financial Co. Inc.	2.400%	10/15/2028	255	242
	General Motors Financial Co. Inc.	5.800%	1/7/2029	468	477
	General Motors Financial Co. Inc.	4.300%	4/6/2029	495	487
	General Motors Financial Co. Inc.	4.750%	4/6/2029	80	80
	General Motors Financial Co. Inc.	5.550%	7/15/2029	415	421
	General Motors Financial Co. Inc.	4.900%	10/6/2029	285	284
	General Motors Financial Co. Inc.	5.350%	1/7/2030	535	538
	General Motors Financial Co. Inc.	5.850%	4/6/2030	280	286
	General Motors Financial Co. Inc.	3.600%	6/21/2030	470	445
	General Motors Financial Co. Inc.	5.450%	7/15/2030	166	168
	General Motors Financial Co. Inc.	2.350%	1/8/2031	387	343
	General Motors Financial Co. Inc.	4.600%	1/8/2031	120	117
	General Motors Financial Co. Inc.	5.750%	2/8/2031	705	719
	General Motors Financial Co. Inc.	2.700%	6/10/2031	145	129
	General Motors Financial Co. Inc.	5.600%	6/18/2031	705	713
	General Motors Financial Co. Inc.	5.100%	9/15/2031	230	228
	General Motors Financial Co. Inc.	3.100%	1/12/2032	263	235
	General Motors Financial Co. Inc.	5.625%	4/4/2032	358	362
	General Motors Financial Co. Inc.	6.400%	1/9/2033	460	482
	General Motors Financial Co. Inc.	6.100%	1/7/2034	345	354
	General Motors Financial Co. Inc.	5.950%	4/4/2034	445	452
	General Motors Financial Co. Inc.	5.450%	9/6/2034	450	442
	General Motors Financial Co. Inc.	5.900%	1/7/2035	480	484
	General Motors Financial Co. Inc.	6.150%	7/15/2035	545	556
	Genuine Parts Co.	4.950%	8/15/2029	390	388
[1]	George Washington University	4.126%	9/15/2048	220	171
	Hasbro Inc.	3.900%	11/19/2029	719	695
	Home Depot Inc.	2.800%	9/14/2027	275	271
	Home Depot Inc.	1.500%	9/15/2028	400	377
	Home Depot Inc.	3.900%	12/6/2028	350	346
	Home Depot Inc.	4.900%	4/15/2029	425	428
	Home Depot Inc.	2.950%	6/15/2029	485	464
	Home Depot Inc.	4.750%	6/25/2029	445	446
	Home Depot Inc.	2.700%	4/15/2030	620	577
	Home Depot Inc.	1.375%	3/15/2031	295	253
	Home Depot Inc.	4.850%	6/25/2031	215	215
	Home Depot Inc.	1.875%	9/15/2031	240	208
	Home Depot Inc.	3.250%	4/15/2032	550	505
	Home Depot Inc.	4.500%	9/15/2032	285	279
	Home Depot Inc.	4.950%	6/25/2034	545	536
	Home Depot Inc.	5.875%	12/16/2036	673	697
	Home Depot Inc.	3.300%	4/15/2040	261	203
	Home Depot Inc.	5.950%	4/1/2041	185	189
	Home Depot Inc.	4.200%	4/1/2043	155	128
	Home Depot Inc.	4.875%	2/15/2044	355	315
	Home Depot Inc.	4.400%	3/15/2045	205	169
	Home Depot Inc.	4.250%	4/1/2046	375	301
	Home Depot Inc.	3.900%	6/15/2047	240	181
	Home Depot Inc.	4.500%	12/6/2048	335	274
	Home Depot Inc.	3.125%	12/15/2049	665	427
	Home Depot Inc.	3.350%	4/15/2050	575	383
	Home Depot Inc.	2.375%	3/15/2051	450	242
	Home Depot Inc.	2.750%	9/15/2051	460	267
	Home Depot Inc.	3.625%	4/15/2052	500	345
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.950%	9/15/2052	25	21
	Home Depot Inc.	5.300%	6/25/2054	485	438
	Home Depot Inc.	3.500%	9/15/2056	505	331
	Honda Motor Co. Ltd.	4.688%	7/8/2030	810	799
	Honda Motor Co. Ltd.	2.967%	3/10/2032	240	213
	Honda Motor Co. Ltd.	5.337%	7/8/2035	145	142
	Leland Stanford Junior University	3.647%	5/1/2048	200	149
	Lowe's Cos. Inc.	1.300%	4/15/2028	430	408
	Lowe's Cos. Inc.	1.700%	9/15/2028	220	207
	Lowe's Cos. Inc.	3.650%	4/5/2029	516	502
	Lowe's Cos. Inc.	4.500%	4/15/2030	430	424
	Lowe's Cos. Inc.	1.700%	10/15/2030	836	734
	Lowe's Cos. Inc.	4.250%	3/15/2031	760	736
	Lowe's Cos. Inc.	2.625%	4/1/2031	520	469
	Lowe's Cos. Inc.	3.750%	4/1/2032	895	833
	Lowe's Cos. Inc.	5.000%	4/15/2033	520	513
	Lowe's Cos. Inc.	5.150%	7/1/2033	505	501
	Lowe's Cos. Inc.	2.800%	9/15/2041	796	548
	Lowe's Cos. Inc.	3.700%	4/15/2046	295	212
	Lowe's Cos. Inc.	4.050%	5/3/2047	425	319
	Lowe's Cos. Inc.	3.000%	10/15/2050	530	319
	Lowe's Cos. Inc.	4.250%	4/1/2052	485	362
	Lowe's Cos. Inc.	5.625%	4/15/2053	540	496
	Lowe's Cos. Inc.	4.450%	4/1/2062	380	279
	Lowe's Cos. Inc.	5.800%	9/15/2062	185	171
	Magna International Inc.	2.450%	6/15/2030	470	428
	Marriott International Inc.	5.000%	10/15/2027	205	206
	Marriott International Inc.	4.900%	4/15/2029	125	125
[1]	Marriott International Inc.	4.625%	6/15/2030	470	464
[1]	Marriott International Inc.	2.850%	4/15/2031	212	192
	Marriott International Inc.	5.100%	4/15/2032	50	50
[1]	Marriott International Inc.	3.500%	10/15/2032	205	186
	Marriott International Inc.	5.300%	5/15/2034	110	109
	Marriott International Inc.	5.350%	3/15/2035	445	439
	Marriott International Inc.	5.500%	4/15/2037	392	385
	Marriott International Inc.	5.100%	5/1/2038	480	450
[1]	McDonald's Corp.	3.800%	4/1/2028	190	188
[1]	McDonald's Corp.	2.625%	9/1/2029	189	178
[1]	McDonald's Corp.	2.125%	3/1/2030	245	224
[1]	McDonald's Corp.	3.600%	7/1/2030	105	101
[1]	McDonald's Corp.	4.600%	9/9/2032	85	84
	McDonald's Corp.	4.950%	3/3/2035	191	186
[1]	McDonald's Corp.	4.700%	12/9/2035	243	232
	McDonald's Corp.	5.000%	2/13/2036	345	336
[1]	McDonald's Corp.	6.300%	10/15/2037	340	360
[1]	McDonald's Corp.	6.300%	3/1/2038	85	90
[1]	McDonald's Corp.	4.875%	12/9/2045	475	412
[1]	McDonald's Corp.	4.450%	3/1/2047	345	279
[1]	McDonald's Corp.	4.450%	9/1/2048	277	222
[1]	McDonald's Corp.	3.625%	9/1/2049	205	143
[1]	McDonald's Corp.	4.200%	4/1/2050	335	256
[1]	McDonald's Corp.	5.150%	9/9/2052	195	171
	McDonald's Corp.	5.450%	8/14/2053	200	184
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	415	468
	NIKE Inc.	2.850%	3/27/2030	335	314
	NIKE Inc.	3.250%	3/27/2040	325	250
	NIKE Inc.	3.375%	3/27/2050	228	153
	NVR Inc.	3.000%	5/15/2030	77	72
	O'Reilly Automotive Inc.	3.600%	9/1/2027	160	159
	O'Reilly Automotive Inc.	4.700%	6/15/2032	135	132
	Owens Corning	5.700%	6/15/2034	410	415
	Ralph Lauren Corp.	2.950%	6/15/2030	110	102
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	20	19
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	515	498
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	500	470
	Stanley Black & Decker Inc.	2.300%	3/15/2030	260	237
	Starbucks Corp.	4.000%	11/15/2028	595	586
	Starbucks Corp.	3.550%	8/15/2029	310	300
	Starbucks Corp.	2.250%	3/12/2030	100	91
	Starbucks Corp.	2.550%	11/15/2030	415	377
8

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.000%	2/14/2032	175	158
	Starbucks Corp.	4.500%	11/15/2048	188	151
	Starbucks Corp.	4.450%	8/15/2049	260	206
	Starbucks Corp.	3.500%	11/15/2050	335	224
	Tapestry Inc.	5.500%	3/11/2035	200	197
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	70	70
	Toyota Motor Credit Corp.	4.625%	1/12/2028	735	737
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	685	658
	Toyota Motor Credit Corp.	4.050%	9/5/2028	680	673
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	35	35
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	905	892
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	780	741
	Toyota Motor Credit Corp.	5.550%	11/20/2030	750	768
	Toyota Motor Credit Corp.	5.350%	1/9/2035	750	751
	Tractor Supply Co.	5.250%	5/15/2033	245	244
					100,966
Consumer Staples (2.8%)
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	250	245
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	240	217
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	190	181
	Campbell's Co.	4.150%	3/15/2028	225	223
	Campbell's Co.	5.400%	3/21/2034	315	304
	Campbell's Co.	4.750%	3/23/2035	127	116
	Coca-Cola Co.	1.500%	3/5/2028	250	240
	Coca-Cola Co.	1.000%	3/15/2028	435	413
	Coca-Cola Co.	2.125%	9/6/2029	315	294
	Coca-Cola Co.	3.450%	3/25/2030	220	212
	Coca-Cola Co.	1.650%	6/1/2030	410	368
	Coca-Cola Co.	2.000%	3/5/2031	220	196
	Coca-Cola Co.	1.375%	3/15/2031	435	376
	Coca-Cola Co.	2.250%	1/5/2032	365	323
	Coca-Cola Co.	5.000%	5/13/2034	175	176
	Coca-Cola Co.	4.650%	8/14/2034	415	408
	Coca-Cola Co.	2.500%	6/1/2040	373	266
	Coca-Cola Co.	2.875%	5/5/2041	135	99
	Coca-Cola Co.	2.600%	6/1/2050	303	178
	Coca-Cola Co.	3.000%	3/5/2051	295	186
	Coca-Cola Co.	2.500%	3/15/2051	900	510
	Coca-Cola Co.	5.300%	5/13/2054	190	176
	Coca-Cola Co.	5.200%	1/14/2055	425	387
	Coca-Cola Co.	2.750%	6/1/2060	447	244
	Coca-Cola Co.	5.400%	5/13/2064	331	304
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	430	399
	Conagra Brands Inc.	1.375%	11/1/2027	175	168
	Conagra Brands Inc.	4.850%	11/1/2028	375	373
	Conagra Brands Inc.	5.300%	11/1/2038	310	286
	Conagra Brands Inc.	5.400%	11/1/2048	320	272
	Dollar General Corp.	3.500%	4/3/2030	345	327
	Dollar General Corp.	5.450%	7/5/2033	250	250
	Dollar Tree Inc.	4.200%	5/15/2028	275	272
	Dollar Tree Inc.	2.650%	12/1/2031	254	224
	General Mills Inc.	4.200%	4/17/2028	204	202
	General Mills Inc.	4.875%	1/30/2030	275	274
	General Mills Inc.	2.875%	4/15/2030	280	260
	General Mills Inc.	4.950%	3/29/2033	365	357
	General Mills Inc.	5.250%	1/30/2035	185	181
	Haleon US Capital LLC	3.375%	3/24/2029	360	348
	Haleon US Capital LLC	3.625%	3/24/2032	580	537
	Haleon US Capital LLC	5.375%	8/21/2036	200	199
	J M Smucker Co.	5.900%	11/15/2028	190	194
	J M Smucker Co.	6.200%	11/15/2033	275	289
	J M Smucker Co.	6.500%	11/15/2043	165	173
	J M Smucker Co.	6.500%	11/15/2053	310	326
	JBS NV	3.625%	1/15/2032	525	482
	JBS NV	3.000%	5/15/2032	345	304
	JBS NV	5.750%	4/1/2033	430	437
	JBS NV	5.950%	4/20/2035	180	182
	JBS NV	5.500%	1/15/2036	540	526
[2]	JBS NV	5.625%	3/10/2037	450	437
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS NV	4.375%	2/2/2052	305	221
	JBS NV	6.500%	12/1/2052	570	554
	JBS NV	7.250%	11/15/2053	219	232
	JBS NV	6.250%	3/1/2056	485	457
[2]	JBS NV	6.400%	5/10/2057	225	216
	JBS NV	6.375%	4/15/2066	200	188
	Kenvue Inc.	5.050%	3/22/2028	355	357
	Kenvue Inc.	5.000%	3/22/2030	495	497
	Kenvue Inc.	4.850%	5/22/2032	25	25
	Kenvue Inc.	4.900%	3/22/2033	360	355
	Kenvue Inc.	5.050%	3/22/2053	370	322
	Kenvue Inc.	5.200%	3/22/2063	226	195
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	445	443
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	340	341
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	150	146
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	445	416
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	311	241
	Kimberly-Clark Corp.	3.100%	3/26/2030	350	330
	Kraft Heinz Foods Co.	6.875%	1/26/2039	125	134
	Kraft Heinz Foods Co.	5.000%	6/4/2042	415	364
	Kraft Heinz Foods Co.	5.200%	7/15/2045	625	542
	Kraft Heinz Foods Co.	4.375%	6/1/2046	175	136
	Kraft Heinz Foods Co.	4.875%	10/1/2049	585	476
	Mondelez International Inc.	2.750%	4/13/2030	100	93
	Mondelez International Inc.	3.000%	3/17/2032	207	186
	Mondelez International Inc.	2.625%	9/4/2050	370	214
	PepsiCo Inc.	3.000%	10/15/2027	495	488
	PepsiCo Inc.	4.500%	7/17/2029	85	85
	PepsiCo Inc.	2.625%	7/29/2029	360	341
	PepsiCo Inc.	2.750%	3/19/2030	414	387
	PepsiCo Inc.	1.625%	5/1/2030	430	385
	PepsiCo Inc.	1.400%	2/25/2031	265	229
	PepsiCo Inc.	1.950%	10/21/2031	865	752
	PepsiCo Inc.	3.900%	7/18/2032	25	24
	PepsiCo Inc.	4.650%	7/23/2032	570	564
	PepsiCo Inc.	5.000%	7/23/2035	790	779
	PepsiCo Inc.	2.625%	10/21/2041	459	318
	PepsiCo Inc.	4.450%	4/14/2046	205	172
	PepsiCo Inc.	3.450%	10/6/2046	420	301
	PepsiCo Inc.	2.875%	10/15/2049	150	93
	PepsiCo Inc.	3.625%	3/19/2050	115	82
	PepsiCo Inc.	2.750%	10/21/2051	255	151
	PepsiCo Inc.	5.250%	7/17/2054	150	139
	Pilgrim's Pride Corp.	4.250%	4/15/2031	340	324
	Pilgrim's Pride Corp.	3.500%	3/1/2032	291	263
	Procter & Gamble Co.	3.000%	3/25/2030	560	530
	Procter & Gamble Co.	1.200%	10/29/2030	885	769
	Procter & Gamble Co.	1.950%	4/23/2031	210	186
	Procter & Gamble Co.	4.100%	11/3/2032	45	43
	Sysco Corp.	5.950%	4/1/2030	352	361
	Sysco Corp.	6.600%	4/1/2050	229	233
	Sysco Corp.	3.150%	12/14/2051	270	164
	Target Corp.	3.375%	4/15/2029	265	257
	Target Corp.	2.350%	2/15/2030	155	143
	Target Corp.	4.500%	9/15/2032	140	138
	Target Corp.	4.500%	9/15/2034	180	171
	Target Corp.	5.000%	4/15/2035	240	235
	Target Corp.	4.000%	7/1/2042	503	409
	Target Corp.	2.950%	1/15/2052	215	131
	Target Corp.	4.800%	1/15/2053	245	209
	Tyson Foods Inc.	4.350%	3/1/2029	413	408
	Tyson Foods Inc.	5.700%	3/15/2034	243	246
	Tyson Foods Inc.	5.100%	9/28/2048	322	280
	Unilever Capital Corp.	3.500%	3/22/2028	178	175
	Unilever Capital Corp.	2.125%	9/6/2029	135	125
	Unilever Capital Corp.	1.750%	8/12/2031	200	173
	Unilever Capital Corp.	5.900%	11/15/2032	280	294
					34,159
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (41.5%)
[1]	Aegon Ltd.	5.500%	4/11/2048	470	470
	AerCap Ireland Capital DAC	4.875%	4/1/2028	150	150
	AerCap Ireland Capital DAC	5.750%	6/6/2028	398	404
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,550	1,489
	AerCap Ireland Capital DAC	5.100%	1/19/2029	205	206
	AerCap Ireland Capital DAC	4.625%	9/10/2029	835	826
	AerCap Ireland Capital DAC	6.150%	9/30/2030	235	243
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,292	1,166
	AerCap Ireland Capital DAC	3.400%	10/29/2033	515	450
	AerCap Ireland Capital DAC	4.950%	9/10/2034	480	458
	AerCap Ireland Capital DAC	3.850%	10/29/2041	675	526
	AerCap Ireland Capital DAC	6.950%	3/10/2055	150	154
	Aflac Inc.	3.600%	4/1/2030	115	110
	Allstate Corp.	5.250%	3/30/2033	215	215
	Ally Financial Inc.	7.100%	11/15/2027	435	446
	Ally Financial Inc.	2.200%	11/2/2028	175	165
	Ally Financial Inc.	5.737%	5/15/2029	30	30
	Ally Financial Inc.	6.992%	6/13/2029	140	144
	Ally Financial Inc.	6.848%	1/3/2030	170	176
[1]	Ally Financial Inc.	8.000%	11/1/2031	283	311
	Ally Financial Inc.	6.184%	7/26/2035	479	480
	American Express Co.	4.009%	2/9/2029	80	79
	American Express Co.	4.731%	4/25/2029	300	300
	American Express Co.	5.282%	7/27/2029	581	587
	American Express Co.	5.532%	4/25/2030	605	615
	American Express Co.	4.444%	5/3/2030	935	925
	American Express Co.	5.085%	1/30/2031	367	368
	American Express Co.	5.016%	4/25/2031	385	386
	American Express Co.	6.489%	10/30/2031	205	216
	American Express Co.	4.456%	2/10/2032	30	29
	American Express Co.	4.989%	5/26/2033	185	181
	American Express Co.	4.918%	7/20/2033	565	555
	American Express Co.	4.420%	8/3/2033	360	344
	American Express Co.	5.043%	5/1/2034	800	788
	American Express Co.	5.284%	7/26/2035	495	490
	American Express Co.	5.442%	1/30/2036	470	468
	American Express Co.	5.667%	4/25/2036	400	404
	American Express Co.	4.804%	10/24/2036	835	789
	American Express Co.	4.050%	12/3/2042	319	261
	American International Group Inc.	5.125%	3/27/2033	85	84
	American International Group Inc.	4.750%	4/1/2048	353	297
	American International Group Inc.	4.375%	6/30/2050	235	186
	Ameriprise Financial Inc.	5.150%	5/15/2033	280	279
	Ameriprise Financial Inc.	5.200%	4/15/2035	345	338
	Aon Corp.	3.750%	5/2/2029	276	268
	Aon Corp.	2.800%	5/15/2030	795	734
	Aon Corp.	5.350%	2/28/2033	277	277
	Aon Corp.	3.900%	2/28/2052	365	255
	Aon North America Inc.	5.450%	3/1/2034	405	403
	Aon North America Inc.	5.750%	3/1/2054	625	576
	Apollo Global Management Inc.	5.800%	5/21/2054	415	385
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	139
	Arch Capital Group Ltd.	5.950%	6/15/2056	400	388
	Ares Capital Corp.	2.875%	6/15/2028	215	207
	Ares Capital Corp.	5.875%	3/1/2029	215	216
	Ares Capital Corp.	5.950%	7/15/2029	264	266
	Ares Capital Corp.	5.500%	9/1/2030	495	487
	Ares Capital Corp.	5.250%	4/12/2031	200	193
	Ares Capital Corp.	5.800%	3/8/2032	225	222
	Ares Management Corp.	5.600%	10/11/2054	150	132
	Arthur J Gallagher & Co.	4.600%	12/15/2027	105	105
	Arthur J Gallagher & Co.	4.850%	12/15/2029	290	289
	Arthur J Gallagher & Co.	5.150%	2/15/2035	565	548
	Arthur J Gallagher & Co.	3.500%	5/20/2051	100	66
	Arthur J Gallagher & Co.	5.550%	2/15/2055	430	389
	Athene Holding Ltd.	4.125%	1/12/2028	160	158
	Athene Holding Ltd.	6.150%	8/15/2036	135	134
	Athene Holding Ltd.	6.250%	4/1/2054	325	292
	Athene Holding Ltd.	6.625%	5/19/2055	280	263
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	680	679
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	290	294
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	400	405
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	50	49
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	274	306
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	415	424
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	400	382
	Banco Santander SA	4.379%	4/12/2028	496	493
	Banco Santander SA	5.588%	8/8/2028	225	228
	Banco Santander SA	6.607%	11/7/2028	430	446
	Banco Santander SA	4.600%	4/15/2029	85	84
	Banco Santander SA	3.306%	6/27/2029	446	428
	Banco Santander SA	5.565%	1/17/2030	640	649
	Banco Santander SA	5.538%	3/14/2030	688	696
	Banco Santander SA	3.490%	5/28/2030	300	283
	Banco Santander SA	5.005%	8/25/2030	161	160
	Banco Santander SA	4.551%	11/6/2030	75	73
	Banco Santander SA	2.749%	12/3/2030	702	632
	Banco Santander SA	2.958%	3/25/2031	700	635
	Banco Santander SA	4.867%	4/15/2031	25	25
	Banco Santander SA	5.439%	7/15/2031	225	228
	Banco Santander SA	3.225%	11/22/2032	365	328
	Banco Santander SA	6.921%	8/8/2033	374	397
	Banco Santander SA	6.938%	11/7/2033	380	416
	Banco Santander SA	6.350%	3/14/2034	215	222
	Banco Santander SA	5.624%	8/25/2034	169	168
	Banco Santander SA	6.033%	1/17/2035	300	308
	Banco Santander SA	5.127%	11/6/2035	425	407
[1]	Bank of America Corp.	4.183%	11/25/2027	795	791
	Bank of America Corp.	6.204%	11/10/2028	990	1,008
[1]	Bank of America Corp.	3.419%	12/20/2028	1,428	1,405
	Bank of America Corp.	4.979%	1/24/2029	1,080	1,084
[1]	Bank of America Corp.	3.970%	3/5/2029	580	573
	Bank of America Corp.	5.202%	4/25/2029	1,460	1,470
	Bank of America Corp.	4.623%	5/9/2029	75	75
[1]	Bank of America Corp.	2.087%	6/14/2029	663	632
[1]	Bank of America Corp.	4.271%	7/23/2029	737	730
	Bank of America Corp.	5.819%	9/15/2029	1,195	1,217
[1]	Bank of America Corp.	3.974%	2/7/2030	1,085	1,062
	Bank of America Corp.	4.477%	4/23/2030	945	934
[1]	Bank of America Corp.	3.194%	7/23/2030	690	657
[1]	Bank of America Corp.	2.884%	10/22/2030	750	704
	Bank of America Corp.	5.162%	1/24/2031	830	833
[1]	Bank of America Corp.	2.496%	2/13/2031	1,500	1,380
[1]	Bank of America Corp.	2.592%	4/29/2031	680	624
[1]	Bank of America Corp.	1.898%	7/23/2031	425	377
[1]	Bank of America Corp.	1.922%	10/24/2031	997	878
	Bank of America Corp.	4.456%	2/6/2032	1,195	1,161
[1]	Bank of America Corp.	2.651%	3/11/2032	985	885
	Bank of America Corp.	2.687%	4/22/2032	1,045	937
	Bank of America Corp.	4.695%	4/23/2032	640	627
	Bank of America Corp.	2.299%	7/21/2032	815	713
	Bank of America Corp.	2.572%	10/20/2032	1,385	1,221
[1]	Bank of America Corp.	2.972%	2/4/2033	1,530	1,364
	Bank of America Corp.	4.571%	4/27/2033	1,561	1,508
[1]	Bank of America Corp.	5.015%	7/22/2033	1,440	1,422
	Bank of America Corp.	5.288%	4/25/2034	1,553	1,546
	Bank of America Corp.	5.872%	9/15/2034	650	668
	Bank of America Corp.	5.468%	1/23/2035	1,490	1,493
[1]	Bank of America Corp.	5.425%	8/15/2035	545	536
	Bank of America Corp.	5.518%	10/25/2035	960	946
	Bank of America Corp.	5.511%	1/24/2036	1,030	1,029
	Bank of America Corp.	5.744%	2/12/2036	795	792
	Bank of America Corp.	5.464%	5/9/2036	981	977
	Bank of America Corp.	2.482%	9/21/2036	685	591
	Bank of America Corp.	6.110%	1/29/2037	762	782
	Bank of America Corp.	5.045%	2/6/2037	1,095	1,052
	Bank of America Corp.	3.846%	3/8/2037	840	772
	Bank of America Corp.	5.489%	4/23/2037	973	944
[1]	Bank of America Corp.	4.244%	4/24/2038	625	556
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	7.750%	5/14/2038	195	226
[1]	Bank of America Corp.	2.676%	6/19/2041	950	665
[1]	Bank of America Corp.	5.875%	2/7/2042	550	553
	Bank of America Corp.	3.311%	4/22/2042	830	620
[1]	Bank of America Corp.	5.000%	1/21/2044	540	486
[1]	Bank of America Corp.	4.443%	1/20/2048	626	509
[1]	Bank of America Corp.	3.946%	1/23/2049	555	416
[1]	Bank of America Corp.	4.330%	3/15/2050	1,020	803
[1]	Bank of America Corp.	4.083%	3/20/2051	1,617	1,222
[1]	Bank of America Corp.	2.831%	10/24/2051	570	340
	Bank of America Corp.	2.972%	7/21/2052	655	403
[1]	Bank of Montreal	4.700%	9/14/2027	408	409
	Bank of Montreal	5.203%	2/1/2028	257	259
	Bank of Montreal	5.717%	9/25/2028	275	280
	Bank of Montreal	5.004%	1/27/2029	115	116
[1]	Bank of Montreal	4.547%	6/2/2029	455	453
	Bank of Montreal	4.640%	9/10/2030	445	441
	Bank of Montreal	5.511%	6/4/2031	665	678
[1]	Bank of Montreal	4.439%	1/14/2032	280	272
[1]	Bank of Montreal	3.803%	12/15/2032	430	423
	Bank of Montreal	3.088%	1/10/2037	400	354
[1]	Bank of Montreal	5.298%	6/2/2037	30	29
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	232	229
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	390	386
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	465	471
	Bank of New York Mellon Corp.	4.543%	2/1/2029	285	285
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	685	656
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	362	373
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	215	216
[1]	Bank of New York Mellon Corp.	4.755%	8/12/2030	119	119
	Bank of New York Mellon Corp.	4.942%	2/11/2031	580	579
	Bank of New York Mellon Corp.	4.540%	4/23/2032	447	437
	Bank of New York Mellon Corp.	5.060%	7/22/2032	330	329
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	258	246
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	255	263
	Bank of New York Mellon Corp.	4.706%	2/1/2034	285	276
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	335	329
[1]	Bank of New York Mellon Corp.	5.182%	8/12/2034	132	131
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	205	218
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	638	631
	Bank of New York Mellon Corp.	5.225%	11/20/2035	64	63
	Bank of New York Mellon Corp.	5.316%	6/6/2036	140	139
	Bank of Nova Scotia	5.250%	6/12/2028	215	217
	Bank of Nova Scotia	4.404%	9/8/2028	100	100
	Bank of Nova Scotia	4.932%	2/14/2029	535	536
	Bank of Nova Scotia	4.850%	2/1/2030	690	688
	Bank of Nova Scotia	4.247%	2/2/2030	825	812
	Bank of Nova Scotia	5.130%	2/14/2031	200	200
	Bank of Nova Scotia	4.338%	9/15/2031	130	126
	Bank of Nova Scotia	2.450%	2/2/2032	290	254
	Bank of Nova Scotia	5.650%	2/1/2034	355	361
	Bank of Nova Scotia	4.813%	2/2/2034	740	715
	Bank of Nova Scotia	4.588%	5/4/2037	265	252
	Barclays plc	4.337%	1/10/2028	490	488
	Barclays plc	4.836%	5/9/2028	695	694
	Barclays plc	4.837%	9/10/2028	596	596
	Barclays plc	7.385%	11/2/2028	849	873
	Barclays plc	5.086%	2/25/2029	200	201
[1]	Barclays plc	4.972%	5/16/2029	515	515
	Barclays plc	6.490%	9/13/2029	260	267
	Barclays plc	4.476%	11/11/2029	25	25
	Barclays plc	5.690%	3/12/2030	565	573
	Barclays plc	4.219%	5/24/2030	35	34
[1]	Barclays plc	5.088%	6/20/2030	260	259
	Barclays plc	4.942%	9/10/2030	329	327
	Barclays plc	5.367%	2/25/2031	390	392
	Barclays plc	2.645%	6/24/2031	175	159
	Barclays plc	4.521%	2/24/2032	346	334
	Barclays plc	2.667%	3/10/2032	430	384
	Barclays plc	5.102%	6/26/2032	375	369
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	2.894%	11/24/2032	380	336
	Barclays plc	5.746%	8/9/2033	450	455
	Barclays plc	7.437%	11/2/2033	575	630
	Barclays plc	6.224%	5/9/2034	690	712
	Barclays plc	7.119%	6/27/2034	495	530
	Barclays plc	6.692%	9/13/2034	430	456
	Barclays plc	5.335%	9/10/2035	533	518
	Barclays plc	3.564%	9/23/2035	320	297
	Barclays plc	5.785%	2/25/2036	535	534
	Barclays plc	5.207%	2/24/2037	555	526
	Barclays plc	3.811%	3/10/2042	355	272
	Barclays plc	3.330%	11/24/2042	370	267
	Barclays plc	5.250%	8/17/2045	370	335
	Barclays plc	5.860%	8/11/2046	285	273
	Barclays plc	4.950%	1/10/2047	500	427
	Barclays plc	6.036%	3/12/2055	25	25
	Blackrock Finance Inc.	2.400%	4/30/2030	283	260
	Blackrock Finance Inc.	1.900%	1/28/2031	190	168
	Blackrock Finance Inc.	2.100%	2/25/2032	546	471
	Blackrock Inc.	3.250%	4/30/2029	220	213
	Blackrock Inc.	4.750%	5/25/2033	451	443
	Blackrock Inc.	5.000%	3/14/2034	235	233
	Blackrock Inc.	5.250%	3/14/2054	265	238
	Blackrock Inc.	5.350%	1/8/2055	350	318
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	433	419
	Blue Owl Capital Corp.	2.875%	6/11/2028	175	166
	Blue Owl Capital Corp.	5.950%	3/15/2029	335	335
	Brighthouse Financial Inc.	4.700%	6/22/2047	38	25
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	250	222
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	475	455
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	225	219
	Brown & Brown Inc.	4.900%	6/23/2030	270	267
	Brown & Brown Inc.	5.550%	6/23/2035	465	455
	Brown & Brown Inc.	6.250%	6/23/2055	250	240
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	225	226
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	135	135
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	525	530
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	895	881
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	220	218
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	690	693
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	250	245
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	395	365
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	500	522
	Capital One Financial Corp.	3.800%	1/31/2028	634	626
	Capital One Financial Corp.	5.468%	2/1/2029	425	429
	Capital One Financial Corp.	6.312%	6/8/2029	255	261
	Capital One Financial Corp.	5.700%	2/1/2030	725	736
	Capital One Financial Corp.	3.273%	3/1/2030	283	272
	Capital One Financial Corp.	5.247%	7/26/2030	90	90
	Capital One Financial Corp.	5.463%	7/26/2030	470	475
	Capital One Financial Corp.	4.493%	9/11/2031	355	346
[1]	Capital One Financial Corp.	7.624%	10/30/2031	895	970
	Capital One Financial Corp.	4.722%	1/30/2032	569	555
	Capital One Financial Corp.	2.359%	7/29/2032	280	241
	Capital One Financial Corp.	6.700%	11/29/2032	175	187
	Capital One Financial Corp.	5.268%	5/10/2033	329	325
	Capital One Financial Corp.	5.817%	2/1/2034	570	576
	Capital One Financial Corp.	6.377%	6/8/2034	470	488
	Capital One Financial Corp.	7.964%	11/2/2034	415	469
	Capital One Financial Corp.	6.051%	2/1/2035	135	137
	Capital One Financial Corp.	5.884%	7/26/2035	112	113
	Capital One Financial Corp.	6.183%	1/30/2036	440	440
	Capital One Financial Corp.	5.197%	9/11/2036	875	834
	Charles Schwab Corp.	2.000%	3/20/2028	185	178
	Charles Schwab Corp.	6.196%	11/17/2029	312	321
	Charles Schwab Corp.	1.650%	3/11/2031	365	316
	Charles Schwab Corp.	2.300%	5/13/2031	350	311
	Charles Schwab Corp.	4.343%	11/14/2031	1,310	1,275
	Charles Schwab Corp.	1.950%	12/1/2031	370	318
	Charles Schwab Corp.	2.900%	3/3/2032	280	251
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	5.108%	8/12/2032	270	269
	Charles Schwab Corp.	5.853%	5/19/2034	440	452
	Charles Schwab Corp.	6.136%	8/24/2034	285	297
	Charles Schwab Corp.	5.493%	5/21/2037	434	428
	Charles Schwab Corp.	5.655%	8/12/2037	198	197
	Chubb INA Holdings LLC	1.375%	9/15/2030	440	383
	Chubb INA Holdings LLC	5.000%	3/15/2034	872	855
	Chubb INA Holdings LLC	4.900%	8/15/2035	425	409
	Chubb INA Holdings LLC	6.000%	5/11/2037	425	440
	Chubb INA Holdings LLC	4.350%	11/3/2045	450	371
	Chubb INA Holdings LLC	3.050%	12/15/2061	255	146
	Citibank NA	4.554%	6/18/2029	230	229
	Citibank NA	4.838%	8/6/2029	550	552
[1]	Citibank NA	4.914%	5/29/2030	375	375
	Citibank NA	4.846%	6/18/2032	25	25
[1]	Citibank NA	5.570%	4/30/2034	630	640
	Citigroup Inc.	4.450%	9/29/2027	1,360	1,357
	Citigroup Inc.	4.125%	7/25/2028	645	637
[1]	Citigroup Inc.	3.520%	10/27/2028	435	429
	Citigroup Inc.	4.786%	3/4/2029	854	854
[1]	Citigroup Inc.	4.075%	4/23/2029	670	663
	Citigroup Inc.	5.174%	2/13/2030	1,265	1,271
[1]	Citigroup Inc.	3.980%	3/20/2030	820	801
	Citigroup Inc.	4.542%	9/19/2030	614	606
[1]	Citigroup Inc.	2.976%	11/5/2030	585	549
[1]	Citigroup Inc.	2.666%	1/29/2031	590	545
[1]	Citigroup Inc.	4.412%	3/31/2031	634	620
	Citigroup Inc.	4.952%	5/7/2031	940	934
[1]	Citigroup Inc.	2.572%	6/3/2031	765	698
	Citigroup Inc.	4.503%	9/11/2031	470	459
	Citigroup Inc.	2.561%	5/1/2032	722	642
	Citigroup Inc.	6.625%	6/15/2032	485	516
	Citigroup Inc.	2.520%	11/3/2032	510	446
	Citigroup Inc.	3.057%	1/25/2033	935	836
	Citigroup Inc.	3.785%	3/17/2033	1,218	1,129
	Citigroup Inc.	4.910%	5/24/2033	693	679
	Citigroup Inc.	6.270%	11/17/2033	490	514
	Citigroup Inc.	6.174%	5/25/2034	1,385	1,419
	Citigroup Inc.	5.592%	11/19/2034	435	437
	Citigroup Inc.	5.827%	2/13/2035	605	604
	Citigroup Inc.	6.020%	1/24/2036	990	997
[1]	Citigroup Inc.	5.333%	3/27/2036	875	861
	Citigroup Inc.	5.174%	9/11/2036	913	887
[1]	Citigroup Inc.	3.878%	1/24/2039	341	288
	Citigroup Inc.	8.125%	7/15/2039	493	598
	Citigroup Inc.	5.411%	9/19/2039	640	619
	Citigroup Inc.	5.875%	1/30/2042	695	694
	Citigroup Inc.	2.904%	11/3/2042	280	196
	Citigroup Inc.	5.300%	5/6/2044	50	45
	Citigroup Inc.	4.650%	7/30/2045	405	343
	Citigroup Inc.	4.750%	5/18/2046	435	358
	Citigroup Inc.	5.612%	3/4/2056	721	674
	Citizens Bank NA	4.192%	1/29/2029	130	129
	Citizens Financial Group Inc.	5.841%	1/23/2030	185	188
	Citizens Financial Group Inc.	5.253%	3/5/2031	90	90
	Citizens Financial Group Inc.	5.718%	7/23/2032	287	290
	Citizens Financial Group Inc.	6.645%	4/25/2035	265	279
	CME Group Inc.	4.400%	3/15/2030	180	178
	CME Group Inc.	2.650%	3/15/2032	565	503
	CME Group Inc.	5.300%	9/15/2043	283	270
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	725	720
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	410	393
	Cooperatieve Rabobank UA	5.750%	12/1/2043	450	433
	Cooperatieve Rabobank UA	5.250%	8/4/2045	375	334
	Corebridge Financial Inc.	3.850%	4/5/2029	250	243
	Corebridge Financial Inc.	3.900%	4/5/2032	311	288
	Corebridge Financial Inc.	5.750%	1/15/2034	268	270
	Corebridge Financial Inc.	4.400%	4/5/2052	375	286
	Corebridge Financial Inc.	6.375%	9/15/2054	395	391
[1]	Deutsche Bank AG	5.373%	1/10/2029	85	86
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.720%	1/18/2029	535	548
	Deutsche Bank AG	5.414%	5/10/2029	715	726
	Deutsche Bank AG	6.819%	11/20/2029	845	877
	Deutsche Bank AG	4.999%	9/11/2030	365	363
	Deutsche Bank AG	5.297%	5/9/2031	865	864
	Deutsche Bank AG	4.950%	8/4/2031	456	449
[1]	Deutsche Bank AG	3.547%	9/18/2031	473	441
	Deutsche Bank AG	4.469%	12/10/2031	25	24
	Deutsche Bank AG	3.729%	1/14/2032	225	208
	Deutsche Bank AG	5.060%	4/14/2032	12	12
	Deutsche Bank AG	3.035%	5/28/2032	358	322
	Deutsche Bank AG	4.875%	12/1/2032	407	404
	Deutsche Bank AG	3.742%	1/7/2033	200	181
	Deutsche Bank AG	7.079%	2/10/2034	660	696
	Deutsche Bank AG	5.403%	9/11/2035	570	558
	Enact Holdings Inc.	6.250%	5/28/2029	125	128
	Equitable Holdings Inc.	4.350%	4/20/2028	111	110
	Equitable Holdings Inc.	5.000%	4/20/2048	284	237
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	505	330
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	230	136
	Fifth Third Bancorp	6.361%	10/27/2028	215	219
	Fifth Third Bancorp	6.339%	7/27/2029	580	596
[2]	Fifth Third Bancorp	5.982%	1/30/2030	320	327
	Fifth Third Bancorp	4.772%	7/28/2030	262	260
	Fifth Third Bancorp	4.895%	9/6/2030	75	75
	Fifth Third Bancorp	5.631%	1/29/2032	407	412
	Fifth Third Bancorp	4.566%	4/29/2032	254	246
	Fifth Third Bancorp	5.141%	1/29/2037	310	297
	Fifth Third Bancorp	8.250%	3/1/2038	444	527
	First Citizens BancShares Inc.	6.254%	3/12/2040	195	189
	Franklin Templeton Inc.	1.600%	10/30/2030	130	114
	Global Payments Inc.	4.500%	11/15/2028	75	74
	Global Payments Inc.	3.200%	8/15/2029	200	189
	Global Payments Inc.	2.900%	5/15/2030	208	190
	Global Payments Inc.	4.875%	11/15/2030	555	540
	Global Payments Inc.	5.400%	8/15/2032	550	541
	Global Payments Inc.	5.550%	11/15/2035	30	29
	Global Payments Inc.	4.150%	8/15/2049	255	180
	Global Payments Inc.	5.950%	8/15/2052	500	457
	Goldman Sachs Group Inc.	4.482%	8/23/2028	25	25
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,480	1,467
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	709	698
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	683	676
	Goldman Sachs Group Inc.	4.153%	10/21/2029	1,400	1,378
	Goldman Sachs Group Inc.	6.484%	10/24/2029	785	809
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,085	1,002
	Goldman Sachs Group Inc.	4.594%	4/20/2030	1,280	1,266
	Goldman Sachs Group Inc.	5.727%	4/25/2030	110	112
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,120	1,120
	Goldman Sachs Group Inc.	4.692%	10/23/2030	735	726
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	886	887
	Goldman Sachs Group Inc.	5.218%	4/23/2031	910	911
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	498	482
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,485	1,439
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,200	1,046
	Goldman Sachs Group Inc.	2.615%	4/22/2032	735	653
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,043	911
	Goldman Sachs Group Inc.	5.240%	7/21/2032	161	160
	Goldman Sachs Group Inc.	2.650%	10/21/2032	540	474
	Goldman Sachs Group Inc.	6.125%	2/15/2033	685	720
	Goldman Sachs Group Inc.	3.102%	2/24/2033	1,304	1,164
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,300	1,268
	Goldman Sachs Group Inc.	6.561%	10/24/2034	230	244
	Goldman Sachs Group Inc.	5.851%	4/25/2035	1,125	1,141
	Goldman Sachs Group Inc.	5.330%	7/23/2035	964	947
	Goldman Sachs Group Inc.	5.016%	10/23/2035	1,414	1,357
	Goldman Sachs Group Inc.	5.536%	1/28/2036	585	580
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,100	1,039
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,695	1,610
	Goldman Sachs Group Inc.	5.425%	6/3/2037	236	230
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.655%	7/21/2037	1,297	1,285
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,290	1,362
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	470	399
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	380	332
	Goldman Sachs Group Inc.	6.250%	2/1/2041	1,110	1,141
	Goldman Sachs Group Inc.	5.387%	2/2/2041	630	597
	Goldman Sachs Group Inc.	3.210%	4/22/2042	955	690
	Goldman Sachs Group Inc.	2.908%	7/21/2042	580	400
	Goldman Sachs Group Inc.	3.436%	2/24/2043	590	433
	Goldman Sachs Group Inc.	5.150%	5/22/2045	530	464
	Goldman Sachs Group Inc.	4.750%	10/21/2045	335	282
	Goldman Sachs Group Inc.	5.561%	11/19/2045	925	860
	Goldman Sachs Group Inc.	5.541%	1/21/2047	800	737
	Goldman Sachs Group Inc.	5.734%	1/28/2056	860	797
	Goldman Sachs Group Inc.	6.215%	7/21/2057	807	798
	Golub Capital BDC Inc.	6.000%	7/15/2029	160	160
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	410	413
	Hartford Insurance Group Inc.	3.600%	8/19/2049	310	215
	HSBC Holdings plc	5.130%	11/19/2028	722	725
	HSBC Holdings plc	4.899%	3/3/2029	290	290
	HSBC Holdings plc	6.161%	3/9/2029	1,025	1,045
[1]	HSBC Holdings plc	4.583%	6/19/2029	585	583
	HSBC Holdings plc	2.206%	8/17/2029	1,025	974
	HSBC Holdings plc	5.546%	3/4/2030	330	334
	HSBC Holdings plc	4.398%	3/10/2030	600	591
	HSBC Holdings plc	4.950%	3/31/2030	800	800
	HSBC Holdings plc	4.711%	5/12/2030	398	394
[1]	HSBC Holdings plc	3.973%	5/22/2030	943	917
	HSBC Holdings plc	5.286%	11/19/2030	564	566
	HSBC Holdings plc	5.130%	3/3/2031	483	482
	HSBC Holdings plc	5.240%	5/13/2031	635	636
[1]	HSBC Holdings plc	2.848%	6/4/2031	420	387
[1]	HSBC Holdings plc	2.357%	8/18/2031	640	575
	HSBC Holdings plc	4.619%	11/6/2031	415	405
	HSBC Holdings plc	4.675%	3/10/2032	372	362
	HSBC Holdings plc	5.733%	5/17/2032	315	320
	HSBC Holdings plc	2.804%	5/24/2032	750	671
	HSBC Holdings plc	5.243%	8/14/2032	212	211
	HSBC Holdings plc	2.871%	11/22/2032	414	367
	HSBC Holdings plc	4.762%	3/29/2033	615	590
	HSBC Holdings plc	5.402%	8/11/2033	1,186	1,183
	HSBC Holdings plc	8.113%	11/3/2033	550	616
	HSBC Holdings plc	6.254%	3/9/2034	585	608
	HSBC Holdings plc	5.208%	5/12/2034	500	489
	HSBC Holdings plc	6.547%	6/20/2034	700	728
	HSBC Holdings plc	7.399%	11/13/2034	625	680
	HSBC Holdings plc	5.719%	3/4/2035	280	281
	HSBC Holdings plc	5.874%	11/18/2035	565	563
	HSBC Holdings plc	5.450%	3/3/2036	413	406
	HSBC Holdings plc	6.500%	5/2/2036	540	572
	HSBC Holdings plc	5.790%	5/13/2036	566	569
	HSBC Holdings plc	5.741%	9/10/2036	830	817
	HSBC Holdings plc	5.279%	3/10/2037	1,100	1,058
	HSBC Holdings plc	5.729%	8/14/2037	908	899
	HSBC Holdings plc	6.500%	9/15/2037	355	373
[1]	HSBC Holdings plc	6.500%	9/15/2037	504	521
	HSBC Holdings plc	6.100%	1/14/2042	225	230
	HSBC Holdings plc	6.332%	3/9/2044	1,020	1,046
	HSBC Holdings plc	5.250%	3/14/2044	542	494
	HSBC USA Inc.	4.650%	6/3/2028	725	725
	Huntington Bancshares Inc.	6.208%	8/21/2029	638	653
	Huntington Bancshares Inc.	2.550%	2/4/2030	390	358
	Huntington Bancshares Inc.	5.272%	1/15/2031	290	291
	Huntington Bancshares Inc.	4.623%	1/28/2032	254	247
	Huntington Bancshares Inc.	5.709%	2/2/2035	241	241
	Huntington Bancshares Inc.	5.605%	1/28/2041	191	183
	ING Groep NV	4.550%	10/2/2028	350	349
	ING Groep NV	4.858%	3/25/2029	458	458
	ING Groep NV	4.050%	4/9/2029	141	138
	ING Groep NV	5.335%	3/19/2030	100	101
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	ING Groep NV	4.803%	3/23/2032	800	785
	ING Groep NV	2.727%	4/1/2032	195	175
	ING Groep NV	4.252%	3/28/2033	255	243
	ING Groep NV	6.114%	9/11/2034	415	431
	ING Groep NV	5.550%	3/19/2035	550	550
	ING Groep NV	5.525%	3/25/2036	200	199
	ING Groep NV	5.420%	3/23/2037	650	635
	Intercontinental Exchange Inc.	4.000%	9/15/2027	365	363
	Intercontinental Exchange Inc.	3.625%	9/1/2028	365	358
	Intercontinental Exchange Inc.	4.350%	6/15/2029	205	203
	Intercontinental Exchange Inc.	4.700%	8/20/2029	63	63
	Intercontinental Exchange Inc.	2.100%	6/15/2030	420	380
	Intercontinental Exchange Inc.	5.250%	6/15/2031	180	182
	Intercontinental Exchange Inc.	4.900%	9/1/2031	98	98
	Intercontinental Exchange Inc.	1.850%	9/15/2032	885	738
	Intercontinental Exchange Inc.	4.600%	3/15/2033	535	517
	Intercontinental Exchange Inc.	5.150%	9/1/2033	75	75
	Intercontinental Exchange Inc.	5.400%	9/1/2036	58	58
	Intercontinental Exchange Inc.	2.650%	9/15/2040	395	278
	Intercontinental Exchange Inc.	4.250%	9/21/2048	490	384
	Intercontinental Exchange Inc.	3.000%	6/15/2050	547	341
	Intercontinental Exchange Inc.	4.950%	6/15/2052	375	324
	Intercontinental Exchange Inc.	3.000%	9/15/2060	740	414
	Intercontinental Exchange Inc.	5.200%	6/15/2062	275	237
	Jackson Financial Inc.	6.150%	1/15/2037	100	98
	JPMorgan Chase & Co.	4.250%	10/1/2027	755	754
	JPMorgan Chase & Co.	3.625%	12/1/2027	415	411
	JPMorgan Chase & Co.	4.505%	10/22/2028	990	989
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	655	645
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,040	1,044
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	745	737
	JPMorgan Chase & Co.	2.069%	6/1/2029	325	310
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	960	950
	JPMorgan Chase & Co.	5.299%	7/24/2029	440	444
	JPMorgan Chase & Co.	6.087%	10/23/2029	1,055	1,082
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	490	486
	JPMorgan Chase & Co.	5.012%	1/23/2030	885	888
	JPMorgan Chase & Co.	5.581%	4/22/2030	895	909
	JPMorgan Chase & Co.	4.408%	4/23/2030	644	635
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	540	523
	JPMorgan Chase & Co.	4.565%	6/14/2030	607	601
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,071	1,072
	JPMorgan Chase & Co.	4.864%	7/23/2030	270	269
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	875	819
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,037	1,026
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,040	1,043
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	750	738
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	650	596
	JPMorgan Chase & Co.	5.103%	4/22/2031	1,060	1,062
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	924	856
	JPMorgan Chase & Co.	4.255%	10/22/2031	833	807
	JPMorgan Chase & Co.	1.764%	11/19/2031	900	786
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,230	1,191
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,025	896
	JPMorgan Chase & Co.	2.580%	4/22/2032	1,115	996
	JPMorgan Chase & Co.	5.041%	7/23/2032	195	194
	JPMorgan Chase & Co.	2.545%	11/8/2032	1,478	1,299
	JPMorgan Chase & Co.	2.963%	1/25/2033	760	679
	JPMorgan Chase & Co.	4.586%	4/26/2033	750	726
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,195	1,175
	JPMorgan Chase & Co.	5.717%	9/14/2033	785	796
	JPMorgan Chase & Co.	5.350%	6/1/2034	1,344	1,345
	JPMorgan Chase & Co.	6.254%	10/23/2034	595	625
	JPMorgan Chase & Co.	5.336%	1/23/2035	945	940
	JPMorgan Chase & Co.	5.766%	4/22/2035	770	785
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,002	991
	JPMorgan Chase & Co.	4.946%	10/22/2035	755	731
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,225	1,224
	JPMorgan Chase & Co.	5.572%	4/22/2036	810	813
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,270	1,260
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,345	1,275
	JPMorgan Chase & Co.	4.898%	1/22/2037	825	785
	JPMorgan Chase & Co.	5.193%	2/5/2037	400	383
	JPMorgan Chase & Co.	5.148%	4/23/2037	338	327
	JPMorgan Chase & Co.	6.400%	5/15/2038	792	846
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	500	430
	JPMorgan Chase & Co.	5.500%	10/15/2040	595	585
	JPMorgan Chase & Co.	5.600%	7/15/2041	330	324
	JPMorgan Chase & Co.	5.803%	7/23/2041	926	915
	JPMorgan Chase & Co.	2.525%	11/19/2041	323	220
	JPMorgan Chase & Co.	5.400%	1/6/2042	793	764
	JPMorgan Chase & Co.	3.157%	4/22/2042	370	272
	JPMorgan Chase & Co.	5.625%	8/16/2043	410	399
	JPMorgan Chase & Co.	4.850%	2/1/2044	260	231
	JPMorgan Chase & Co.	4.950%	6/1/2045	460	405
	JPMorgan Chase & Co.	5.534%	11/29/2045	630	601
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	930	738
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	865	662
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,200	905
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	680	507
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	594	378
	JPMorgan Chase & Co.	3.328%	4/22/2052	675	445
[1]	Keybank National Association	5.850%	11/15/2027	225	228
[1]	Keybank National Association	4.900%	8/8/2032	590	569
[1]	KeyCorp	2.550%	10/1/2029	185	172
[1]	KeyCorp	5.121%	4/4/2031	120	120
[1]	KeyCorp	4.789%	6/1/2033	230	222
	KeyCorp	6.401%	3/6/2035	230	239
	KeyCorp	5.305%	1/28/2037	191	183
	Lloyds Banking Group plc	4.375%	3/22/2028	460	458
	Lloyds Banking Group plc	4.550%	8/16/2028	348	347
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	560	553
	Lloyds Banking Group plc	5.087%	11/26/2028	625	628
	Lloyds Banking Group plc	5.871%	3/6/2029	210	213
	Lloyds Banking Group plc	4.818%	6/13/2029	230	230
	Lloyds Banking Group plc	5.721%	6/5/2030	780	793
	Lloyds Banking Group plc	4.425%	11/4/2031	505	491
	Lloyds Banking Group plc	5.203%	8/17/2032	154	153
	Lloyds Banking Group plc	4.976%	8/11/2033	470	461
	Lloyds Banking Group plc	7.953%	11/15/2033	250	278
	Lloyds Banking Group plc	5.679%	1/5/2035	555	560
	Lloyds Banking Group plc	5.590%	11/26/2035	170	170
	Lloyds Banking Group plc	6.068%	6/13/2036	310	311
	Lloyds Banking Group plc	4.943%	11/4/2036	853	807
	Lloyds Banking Group plc	5.696%	8/17/2037	200	198
	Lloyds Banking Group plc	5.300%	12/1/2045	330	296
	Lloyds Banking Group plc	3.369%	12/14/2046	365	258
	Lloyds Banking Group plc	4.344%	1/9/2048	350	275
	M&T Bank Corp.	7.413%	10/30/2029	325	341
	M&T Bank Corp.	5.179%	7/8/2031	330	330
	M&T Bank Corp.	6.082%	3/13/2032	290	299
	M&T Bank Corp.	5.053%	1/27/2034	385	374
	M&T Bank Corp.	5.400%	7/30/2035	40	40
[1]	M&T Bank Corp.	5.385%	1/16/2036	415	404
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	450	450
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	365	365
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	463	458
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	145	144
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	335	331
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	540	521
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	440	373
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	265	249
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	650	585
	Mastercard Inc.	4.100%	1/15/2028	100	100
	Mastercard Inc.	4.875%	3/9/2028	427	430
	Mastercard Inc.	4.325%	6/8/2028	375	374
	Mastercard Inc.	2.950%	6/1/2029	196	188
	Mastercard Inc.	4.425%	6/8/2029	325	323
	Mastercard Inc.	3.350%	3/26/2030	275	262
	Mastercard Inc.	4.600%	6/8/2031	400	395
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	2.000%	11/18/2031	260	227
	Mastercard Inc.	4.350%	1/15/2032	542	527
	Mastercard Inc.	4.850%	3/9/2033	40	40
	Mastercard Inc.	4.875%	5/9/2034	275	271
	Mastercard Inc.	4.550%	1/15/2035	196	187
	Mastercard Inc.	5.000%	6/8/2036	300	292
	Mastercard Inc.	3.650%	6/1/2049	170	122
	Mastercard Inc.	3.850%	3/26/2050	495	368
	MetLife Inc.	4.550%	3/23/2030	290	287
	MetLife Inc.	5.375%	7/15/2033	408	413
	MetLife Inc.	5.300%	12/15/2034	140	140
	MetLife Inc.	5.700%	6/15/2035	425	432
[1]	MetLife Inc.	6.400%	12/15/2036	395	397
	MetLife Inc.	5.875%	2/6/2041	60	60
	MetLife Inc.	4.125%	8/13/2042	190	155
	MetLife Inc.	4.875%	11/13/2043	260	230
	MetLife Inc.	4.050%	3/1/2045	430	337
	MetLife Inc.	4.600%	5/13/2046	190	159
	MetLife Inc.	5.000%	7/15/2052	295	254
	MetLife Inc.	5.250%	1/15/2054	295	263
[1]	MetLife Inc.	6.350%	3/15/2055	210	213
[1]	MetLife Inc.	5.850%	3/15/2056	300	291
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	375	372
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	225	222
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	510	513
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	280	283
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	395	386
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	821	784
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	365	336
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	230	232
	Mitsubishi UFJ Financial Group Inc.	4.592%	4/18/2030	340	337
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	445	398
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	660	661
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	245	245
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	655	636
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	382	375
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	495	432
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	191	167
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	180	159
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	555	549
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	328	329
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	25	25
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	470	467
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	265	265
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	450	450
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	670	640
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	579	564
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	475	392
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	337	328
	Mizuho Financial Group Inc.	3.170%	9/11/2027	165	163
	Mizuho Financial Group Inc.	4.018%	3/5/2028	265	263
	Mizuho Financial Group Inc.	5.414%	9/13/2028	216	218
	Mizuho Financial Group Inc.	5.667%	5/27/2029	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/2029	295	300
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	455	450
	Mizuho Financial Group Inc.	5.376%	5/26/2030	280	283
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	165	157
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	445	399
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	260	230
	Mizuho Financial Group Inc.	2.564%	9/13/2031	231	202
	Mizuho Financial Group Inc.	5.669%	9/13/2033	335	340
	Mizuho Financial Group Inc.	5.754%	5/27/2034	25	25
	Mizuho Financial Group Inc.	5.748%	7/6/2034	305	310
	Mizuho Financial Group Inc.	5.579%	5/26/2035	165	165
	Mizuho Financial Group Inc.	5.422%	5/13/2036	25	25
	Mizuho Financial Group Inc.	5.323%	7/8/2036	555	543
	Mizuho Financial Group Inc.	5.337%	7/13/2037	320	310
	Mizuho Financial Group Inc.	5.824%	7/13/2047	275	264
[1]	Morgan Stanley	3.591%	7/22/2028	1,000	990
	Morgan Stanley	6.296%	10/18/2028	685	698
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Morgan Stanley	3.772%	1/24/2029	717	708
	Morgan Stanley	5.123%	2/1/2029	500	503
[1]	Morgan Stanley	4.994%	4/12/2029	2,025	2,032
[1]	Morgan Stanley	5.164%	4/20/2029	480	483
	Morgan Stanley	4.868%	7/12/2029	231	231
	Morgan Stanley	5.449%	7/20/2029	385	389
	Morgan Stanley	6.407%	11/1/2029	400	412
	Morgan Stanley	4.238%	1/9/2030	140	138
	Morgan Stanley	5.173%	1/16/2030	1,028	1,033
[1]	Morgan Stanley	4.431%	1/23/2030	725	716
	Morgan Stanley	4.555%	4/10/2030	645	638
	Morgan Stanley	5.656%	4/18/2030	860	873
	Morgan Stanley	5.042%	7/19/2030	726	727
	Morgan Stanley	4.654%	10/18/2030	1,280	1,265
	Morgan Stanley	5.230%	1/15/2031	1,130	1,134
[1]	Morgan Stanley	2.699%	1/22/2031	1,445	1,336
[1]	Morgan Stanley	3.622%	4/1/2031	705	671
	Morgan Stanley	5.192%	4/17/2031	1,150	1,152
[1]	Morgan Stanley	4.356%	10/22/2031	550	532
	Morgan Stanley	4.493%	1/16/2032	500	485
[1]	Morgan Stanley	1.794%	2/13/2032	1,090	941
	Morgan Stanley	4.708%	3/12/2032	1,420	1,386
	Morgan Stanley	7.250%	4/1/2032	560	621
	Morgan Stanley	4.809%	4/16/2032	557	545
[1]	Morgan Stanley	1.928%	4/28/2032	1,130	974
	Morgan Stanley	5.170%	7/14/2032	557	553
[1]	Morgan Stanley	2.239%	7/21/2032	365	317
[1]	Morgan Stanley	2.511%	10/20/2032	1,253	1,096
	Morgan Stanley	2.943%	1/21/2033	585	519
	Morgan Stanley	4.889%	7/20/2033	346	338
	Morgan Stanley	6.342%	10/18/2033	1,235	1,294
[1]	Morgan Stanley	5.250%	4/21/2034	715	707
[1]	Morgan Stanley	5.424%	7/21/2034	455	453
	Morgan Stanley	6.627%	11/1/2034	460	490
	Morgan Stanley	5.466%	1/18/2035	780	776
	Morgan Stanley	5.831%	4/19/2035	1,255	1,276
	Morgan Stanley	5.320%	7/19/2035	1,309	1,289
	Morgan Stanley	5.587%	1/18/2036	1,060	1,058
	Morgan Stanley	5.664%	4/17/2036	800	802
	Morgan Stanley	2.484%	9/16/2036	746	640
[1]	Morgan Stanley	4.892%	10/22/2036	1,090	1,031
	Morgan Stanley	5.073%	1/30/2037	75	71
	Morgan Stanley	5.296%	4/10/2037	400	387
	Morgan Stanley	5.297%	4/20/2037	430	421
[1]	Morgan Stanley	5.605%	7/17/2037	250	247
	Morgan Stanley	5.948%	1/19/2038	470	476
[1]	Morgan Stanley	3.971%	7/22/2038	854	725
	Morgan Stanley	5.942%	2/7/2039	815	819
[1]	Morgan Stanley	4.457%	4/22/2039	845	753
	Morgan Stanley	5.314%	1/18/2041	400	379
	Morgan Stanley	3.217%	4/22/2042	870	640
	Morgan Stanley	6.375%	7/24/2042	480	503
	Morgan Stanley	4.300%	1/27/2045	976	791
[1]	Morgan Stanley	4.375%	1/22/2047	740	595
	Morgan Stanley	5.900%	3/13/2047	790	770
[1]	Morgan Stanley	5.597%	3/24/2051	1,005	941
[1]	Morgan Stanley	2.802%	1/25/2052	385	226
	Morgan Stanley	5.516%	11/19/2055	865	792
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	45	45
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	945	940
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	600	590
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	671	661
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,025	997
	Nasdaq Inc.	5.350%	6/28/2028	359	363
	Nasdaq Inc.	5.550%	2/15/2034	337	341
	Nasdaq Inc.	5.950%	8/15/2053	380	370
	Nasdaq Inc.	6.100%	6/28/2063	150	146
	National Australia Bank Ltd.	4.944%	1/12/2028	410	412
	National Australia Bank Ltd.	4.308%	6/13/2028	250	249
	National Bank of Canada	5.600%	12/18/2028	430	438
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Bank of Canada	4.500%	10/10/2029	730	722
	NatWest Group plc	5.516%	9/30/2028	641	647
[1]	NatWest Group plc	4.892%	5/18/2029	395	396
	NatWest Group plc	5.808%	9/13/2029	210	214
[1]	NatWest Group plc	5.076%	1/27/2030	575	576
[1]	NatWest Group plc	4.445%	5/8/2030	265	261
	NatWest Group plc	4.964%	8/15/2030	745	744
	NatWest Group plc	6.016%	3/2/2034	725	748
	NatWest Group plc	6.475%	6/1/2034	385	395
	NatWest Group plc	5.778%	3/1/2035	505	512
[1]	NatWest Group plc	3.032%	11/28/2035	245	223
	NatWest Group plc	5.908%	3/3/2047	250	236
	Nomura Holdings Inc.	6.070%	7/12/2028	105	107
	Nomura Holdings Inc.	2.172%	7/14/2028	205	195
	Nomura Holdings Inc.	3.103%	1/16/2030	700	654
	Nomura Holdings Inc.	2.679%	7/16/2030	475	432
	Nomura Holdings Inc.	2.608%	7/14/2031	775	684
	Nomura Holdings Inc.	2.999%	1/22/2032	305	271
	Nomura Holdings Inc.	5.783%	7/3/2034	405	410
	Nomura Holdings Inc.	5.043%	6/10/2036	355	343
	Northern Trust Corp.	1.950%	5/1/2030	232	209
	Northern Trust Corp.	6.125%	11/2/2032	360	378
	Northern Trust Corp.	5.117%	11/19/2040	80	76
	PayPal Holdings Inc.	2.850%	10/1/2029	590	556
	PayPal Holdings Inc.	2.300%	6/1/2030	195	178
	PayPal Holdings Inc.	4.950%	6/1/2031	80	79
	PayPal Holdings Inc.	4.400%	6/1/2032	460	441
	PayPal Holdings Inc.	5.150%	6/1/2034	255	249
	PayPal Holdings Inc.	3.250%	6/1/2050	120	77
	PayPal Holdings Inc.	5.050%	6/1/2052	320	268
[1]	PNC Bank NA	3.100%	10/25/2027	330	325
[1]	PNC Bank NA	4.050%	7/26/2028	600	593
	PNC Financial Services Group Inc.	5.354%	12/2/2028	725	731
	PNC Financial Services Group Inc.	5.582%	6/12/2029	865	878
	PNC Financial Services Group Inc.	2.550%	1/22/2030	835	772
	PNC Financial Services Group Inc.	5.492%	5/14/2030	539	546
[1]	PNC Financial Services Group Inc.	4.831%	7/19/2030	200	199
	PNC Financial Services Group Inc.	5.222%	1/29/2031	195	196
	PNC Financial Services Group Inc.	4.899%	5/13/2031	790	786
	PNC Financial Services Group Inc.	2.307%	4/23/2032	436	385
	PNC Financial Services Group Inc.	4.812%	10/21/2032	870	854
	PNC Financial Services Group Inc.	4.626%	6/6/2033	371	355
	PNC Financial Services Group Inc.	6.037%	10/28/2033	520	537
	PNC Financial Services Group Inc.	5.068%	1/24/2034	285	280
	PNC Financial Services Group Inc.	6.875%	10/20/2034	475	515
	PNC Financial Services Group Inc.	5.676%	1/22/2035	365	369
	PNC Financial Services Group Inc.	5.401%	7/23/2035	785	778
	PNC Financial Services Group Inc.	5.575%	1/29/2036	499	499
	PNC Financial Services Group Inc.	5.373%	7/21/2036	410	404
	PNC Financial Services Group Inc.	5.463%	7/21/2037	386	380
	PNC Financial Services Group Inc.	5.423%	1/25/2041	610	583
	Progressive Corp.	5.150%	3/26/2036	200	195
	Progressive Corp.	4.125%	4/15/2047	205	160
	Prudential Financial Inc.	5.200%	3/14/2035	470	461
[1]	Prudential Financial Inc.	5.700%	12/14/2036	175	177
[1]	Prudential Financial Inc.	4.600%	5/15/2044	90	76
[1]	Prudential Financial Inc.	4.500%	9/15/2047	545	539
	Prudential Financial Inc.	3.905%	12/7/2047	135	100
[1]	Prudential Financial Inc.	5.700%	9/15/2048	555	555
	Prudential Financial Inc.	3.935%	12/7/2049	220	160
[1]	Prudential Financial Inc.	4.350%	2/25/2050	295	231
[1]	Prudential Financial Inc.	3.700%	10/1/2050	185	170
[1]	Prudential Financial Inc.	3.700%	3/13/2051	490	341
	Prudential Financial Inc.	5.125%	3/1/2052	310	299
	Prudential Financial Inc.	6.000%	9/1/2052	265	266
	Prudential Financial Inc.	6.500%	3/15/2054	345	352
	Prudential Financial Inc.	6.250%	6/15/2056	150	148
	Prudential Funding Asia plc	3.125%	4/14/2030	235	221
	Raymond James Financial Inc.	4.950%	7/15/2046	220	191
	Raymond James Financial Inc.	3.750%	4/1/2051	305	212
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Bank	4.755%	7/27/2029	660	658
	Regions Financial Corp.	5.722%	6/6/2030	123	125
	Regions Financial Corp.	5.502%	9/6/2035	390	384
[1]	Royal Bank of Canada	6.000%	11/1/2027	472	480
[1]	Royal Bank of Canada	4.900%	1/12/2028	400	402
[1]	Royal Bank of Canada	5.200%	8/1/2028	360	364
[1]	Royal Bank of Canada	4.522%	10/18/2028	362	362
	Royal Bank of Canada	3.995%	11/3/2028	70	69
[1]	Royal Bank of Canada	4.965%	1/24/2029	270	271
	Royal Bank of Canada	4.652%	7/10/2029	260	259
	Royal Bank of Canada	4.400%	4/17/2030	210	207
[1]	Royal Bank of Canada	4.969%	8/2/2030	580	581
[1]	Royal Bank of Canada	4.650%	10/18/2030	450	445
[1]	Royal Bank of Canada	5.153%	2/4/2031	752	754
[1]	Royal Bank of Canada	4.970%	5/2/2031	725	723
	Royal Bank of Canada	4.696%	8/6/2031	462	455
[1]	Royal Bank of Canada	2.300%	11/3/2031	520	457
	Royal Bank of Canada	4.950%	8/5/2032	490	485
[1]	Royal Bank of Canada	5.000%	2/1/2033	830	822
[1]	Royal Bank of Canada	5.000%	5/2/2033	215	213
[1]	Royal Bank of Canada	5.150%	2/1/2034	185	185
	Santander Holdings USA Inc.	5.473%	3/20/2029	305	307
	Santander Holdings USA Inc.	6.174%	1/9/2030	710	726
	Santander Holdings USA Inc.	5.040%	6/5/2030	120	119
	Santander Holdings USA Inc.	5.353%	9/6/2030	634	635
	Santander Holdings USA Inc.	6.342%	5/31/2035	400	413
	Santander UK Group Holdings plc	6.534%	1/10/2029	441	450
	Santander UK Group Holdings plc	4.858%	9/11/2030	300	297
	Santander UK Group Holdings plc	5.694%	4/15/2031	510	516
	Santander UK Group Holdings plc	5.136%	9/22/2036	185	175
	State Street Corp.	4.530%	2/20/2029	245	245
	State Street Corp.	5.684%	11/21/2029	395	403
	State Street Corp.	4.834%	4/24/2030	665	666
	State Street Corp.	2.200%	3/3/2031	175	155
	State Street Corp.	4.675%	10/22/2032	500	490
	State Street Corp.	4.164%	8/4/2033	162	153
	State Street Corp.	4.821%	1/26/2034	75	73
	State Street Corp.	5.159%	5/18/2034	135	134
	State Street Corp.	5.146%	2/28/2036	260	255
	State Street Corp.	4.784%	10/23/2036	270	256
[2]	Sumisho Air Lease Corp.	4.400%	3/24/2028	250	248
	Sumisho Air Lease Corp.	3.125%	12/1/2030	210	193
[2]	Sumisho Air Lease Corp.	4.850%	3/24/2031	500	489
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	235	208
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	476	470
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	405
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	185	182
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	375	382
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	85	84
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	555	565
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	708	668
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	675	664
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	95	96
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	700	665
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	555	566
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	345	321
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	196	197
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	460	413
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	224	200
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	335	338
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	256	222
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	170	171
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	350	358
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	105	107
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	635	638
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	305	292
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	375	356
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	320	224
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	208	212
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	644	623
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	285	268
	Synchrony Financial	3.950%	12/1/2027	140	138
	Synchrony Financial	2.875%	10/28/2031	215	189
	Synchrony Financial	4.947%	2/25/2032	55	53
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	845	847
	Toronto-Dominion Bank	5.156%	1/10/2028	418	421
	Toronto-Dominion Bank	3.913%	1/13/2028	320	317
	Toronto-Dominion Bank	4.861%	1/31/2028	152	152
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	30	30
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	560	569
	Toronto-Dominion Bank	4.109%	10/13/2028	153	151
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	390	392
	Toronto-Dominion Bank	4.361%	4/23/2029	400	395
[1]	Toronto-Dominion Bank	4.847%	7/27/2029	235	235
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	750	746
	Toronto-Dominion Bank	4.411%	1/13/2031	500	489
	Toronto-Dominion Bank	5.298%	1/30/2032	150	151
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	516	468
	Toronto-Dominion Bank	4.456%	6/8/2032	369	357
	Toronto-Dominion Bank	4.866%	4/22/2033	540	526
	Toronto-Dominion Bank	5.146%	9/10/2034	300	299
[1]	Travelers Cos. Inc.	6.250%	6/15/2037	330	350
	Travelers Cos. Inc.	3.050%	6/8/2051	190	118
	Travelers Cos. Inc.	5.450%	5/25/2053	375	346
	Travelers Cos. Inc.	5.700%	7/24/2055	115	110
[1]	Truist Bank	4.420%	7/24/2028	60	60
[1]	Truist Bank	4.144%	1/27/2029	175	174
[1]	Truist Bank	4.136%	10/23/2029	115	113
[1]	Truist Bank	2.250%	3/11/2030	350	318
[1]	Truist Financial Corp.	1.887%	6/7/2029	650	617
[1]	Truist Financial Corp.	7.161%	10/30/2029	910	951
[1]	Truist Financial Corp.	5.435%	1/24/2030	540	546
[1]	Truist Financial Corp.	1.950%	6/5/2030	140	126
[1]	Truist Financial Corp.	4.957%	7/23/2030	293	292
[1]	Truist Financial Corp.	5.071%	5/20/2031	405	404
[1]	Truist Financial Corp.	4.680%	4/23/2032	70	68
[1]	Truist Financial Corp.	5.153%	8/5/2032	720	714
[1]	Truist Financial Corp.	4.916%	7/28/2033	305	294
[1]	Truist Financial Corp.	6.123%	10/28/2033	495	513
[1]	Truist Financial Corp.	5.122%	1/26/2034	236	232
[1]	Truist Financial Corp.	5.867%	6/8/2034	120	122
[1]	Truist Financial Corp.	5.711%	1/24/2035	445	448
[1]	Truist Financial Corp.	4.964%	10/23/2036	585	554
	UBS AG	7.500%	2/15/2028	84	88
	UBS AG	5.650%	9/11/2028	306	312
	UBS AG	4.678%	11/29/2030	251	249
	UBS AG	4.632%	2/16/2032	294	288
[1]	UBS AG	5.053%	8/7/2032	467	463
	UBS AG	4.500%	6/26/2048	555	461
	UBS Group AG	4.875%	5/15/2045	330	286
	US Bancorp	4.653%	2/1/2029	550	549
	US Bancorp	5.775%	6/12/2029	651	662
[1]	US Bancorp	3.000%	7/30/2029	751	714
	US Bancorp	5.384%	1/23/2030	420	425
	US Bancorp	5.100%	7/23/2030	440	442
	US Bancorp	5.046%	2/12/2031	565	564
	US Bancorp	5.083%	5/15/2031	230	230
	US Bancorp	4.481%	1/26/2032	55	54
[1]	US Bancorp	2.677%	1/27/2033	315	277
[1]	US Bancorp	4.967%	7/22/2033	300	292
	US Bancorp	5.850%	10/21/2033	580	595
	US Bancorp	4.839%	2/1/2034	600	582
	US Bancorp	5.836%	6/12/2034	245	251
	US Bancorp	5.678%	1/23/2035	980	991
	US Bancorp	5.424%	2/12/2036	265	264
	US Bancorp	2.491%	11/3/2036	620	534
	US Bancorp	5.033%	1/26/2037	325	312
	US Bancorp	5.470%	7/27/2037	185	183
	US Bancorp	5.723%	5/20/2041	100	97
	Visa Inc.	2.750%	9/15/2027	655	645
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	3.800%	2/12/2029	295	290
	Visa Inc.	2.050%	4/15/2030	450	411
	Visa Inc.	4.100%	2/12/2031	225	220
	Visa Inc.	1.100%	2/15/2031	250	215
	Visa Inc.	4.150%	12/14/2035	545	508
	Visa Inc.	2.700%	4/15/2040	140	103
	Visa Inc.	4.300%	12/14/2045	975	805
	Visa Inc.	3.650%	9/15/2047	225	166
	Visa Inc.	2.000%	8/15/2050	240	123
	Wachovia Corp.	5.500%	8/1/2035	211	208
[1]	Wells Fargo & Co.	4.150%	1/24/2029	2,520	2,487
	Wells Fargo & Co.	4.577%	5/20/2029	95	95
[1]	Wells Fargo & Co.	5.574%	7/25/2029	1,042	1,056
	Wells Fargo & Co.	4.078%	9/15/2029	145	143
	Wells Fargo & Co.	6.303%	10/23/2029	1,190	1,225
	Wells Fargo & Co.	4.182%	1/23/2030	175	172
	Wells Fargo & Co.	5.198%	1/23/2030	995	1,002
[1]	Wells Fargo & Co.	2.879%	10/30/2030	907	851
	Wells Fargo & Co.	5.244%	1/24/2031	1,325	1,332
[1]	Wells Fargo & Co.	2.572%	2/11/2031	776	715
[1]	Wells Fargo & Co.	4.478%	4/4/2031	775	760
	Wells Fargo & Co.	5.150%	4/23/2031	345	346
	Wells Fargo & Co.	4.844%	5/20/2032	25	25
[1]	Wells Fargo & Co.	3.350%	3/2/2033	850	771
[1]	Wells Fargo & Co.	4.897%	7/25/2033	830	812
	Wells Fargo & Co.	5.389%	4/24/2034	755	754
[1]	Wells Fargo & Co.	5.557%	7/25/2034	745	751
	Wells Fargo & Co.	6.491%	10/23/2034	715	758
	Wells Fargo & Co.	5.499%	1/23/2035	1,008	1,009
	Wells Fargo & Co.	5.211%	12/3/2035	1,145	1,121
	Wells Fargo & Co.	5.605%	4/23/2036	1,035	1,039
	Wells Fargo & Co.	4.892%	9/15/2036	130	124
	Wells Fargo & Co.	4.960%	1/23/2037	1,450	1,380
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,235	909
	Wells Fargo & Co.	5.375%	11/2/2043	835	760
	Wells Fargo & Co.	5.606%	1/15/2044	735	684
[1]	Wells Fargo & Co.	4.650%	11/4/2044	915	749
	Wells Fargo & Co.	3.900%	5/1/2045	1,135	865
[1]	Wells Fargo & Co.	4.900%	11/17/2045	440	370
[1]	Wells Fargo & Co.	4.400%	6/14/2046	95	74
[1]	Wells Fargo & Co.	4.750%	12/7/2046	620	508
	Wells Fargo & Co.	5.433%	1/23/2047	640	590
[1]	Wells Fargo & Co.	5.013%	4/4/2051	1,585	1,361
[1]	Wells Fargo & Co.	4.611%	4/25/2053	935	750
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	390	393
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	335	357
	Westpac Banking Corp.	5.457%	11/18/2027	225	228
	Westpac Banking Corp.	3.400%	1/25/2028	340	335
[1]	Westpac Banking Corp.	4.150%	5/11/2028	65	65
	Westpac Banking Corp.	1.953%	11/20/2028	445	421
	Westpac Banking Corp.	5.050%	4/16/2029	40	40
	Westpac Banking Corp.	2.150%	6/3/2031	400	355
[1]	Westpac Banking Corp.	4.450%	6/12/2031	85	83
	Westpac Banking Corp.	5.405%	8/10/2033	625	622
	Westpac Banking Corp.	6.820%	11/17/2033	350	374
	Westpac Banking Corp.	4.110%	7/24/2034	425	412
	Westpac Banking Corp.	2.668%	11/15/2035	550	492
[1]	Westpac Banking Corp.	5.618%	11/20/2035	385	380
	Westpac Banking Corp.	3.020%	11/18/2036	320	283
	Westpac Banking Corp.	4.421%	7/24/2039	275	240
	Westpac Banking Corp.	2.963%	11/16/2040	235	168
	Westpac Banking Corp.	3.133%	11/18/2041	405	289
	Willis North America Inc.	5.350%	5/15/2033	325	323
	Willis North America Inc.	5.900%	3/5/2054	190	180
					500,888
Health Care (14.7%)
	Abbott Laboratories	3.700%	3/9/2029	615	601
	Abbott Laboratories	4.000%	3/15/2031	717	691
	Abbott Laboratories	4.300%	3/15/2033	750	717
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	4.650%	3/15/2036	1,095	1,038
	Abbott Laboratories	4.750%	11/30/2036	490	468
	Abbott Laboratories	4.750%	3/15/2038	540	507
	Abbott Laboratories	4.900%	11/30/2046	680	604
	Abbott Laboratories	5.500%	3/15/2056	1,140	1,068
	Abbott Laboratories	5.600%	3/15/2066	580	541
	AbbVie Inc.	3.775%	3/3/2028	381	377
	AbbVie Inc.	4.650%	3/15/2028	465	465
	AbbVie Inc.	4.500%	8/18/2028	100	100
	AbbVie Inc.	4.250%	11/14/2028	445	441
	AbbVie Inc.	4.800%	3/15/2029	960	961
	AbbVie Inc.	3.200%	11/21/2029	1,450	1,380
	AbbVie Inc.	4.650%	3/15/2030	302	300
	AbbVie Inc.	4.875%	3/15/2030	285	285
	AbbVie Inc.	4.125%	3/15/2031	495	479
	AbbVie Inc.	4.950%	3/15/2031	645	645
	AbbVie Inc.	4.875%	9/15/2031	167	166
	AbbVie Inc.	4.400%	3/15/2033	825	791
	AbbVie Inc.	5.050%	9/15/2033	350	347
	AbbVie Inc.	5.050%	3/15/2034	535	529
	AbbVie Inc.	4.550%	3/15/2035	950	898
	AbbVie Inc.	5.200%	3/15/2035	110	109
	AbbVie Inc.	4.500%	5/14/2035	1,020	960
	AbbVie Inc.	4.750%	3/15/2036	550	524
	AbbVie Inc.	4.300%	5/14/2036	170	156
	AbbVie Inc.	5.300%	9/15/2036	412	407
	AbbVie Inc.	5.450%	9/15/2038	275	272
	AbbVie Inc.	4.050%	11/21/2039	925	789
	AbbVie Inc.	4.400%	11/6/2042	695	591
	AbbVie Inc.	4.850%	6/15/2044	230	202
	AbbVie Inc.	4.750%	3/15/2045	60	52
	AbbVie Inc.	4.700%	5/14/2045	750	645
	AbbVie Inc.	4.450%	5/14/2046	1,065	878
	AbbVie Inc.	4.875%	11/14/2048	75	65
	AbbVie Inc.	4.250%	11/21/2049	2,152	1,676
	AbbVie Inc.	5.400%	3/15/2054	1,010	925
	AbbVie Inc.	5.600%	3/15/2055	60	57
	AbbVie Inc.	5.550%	3/15/2056	450	421
	AbbVie Inc.	6.000%	9/15/2056	89	89
	AbbVie Inc.	5.500%	3/15/2064	487	443
	Aetna Inc.	6.625%	6/15/2036	210	223
	Agilent Technologies Inc.	2.300%	3/12/2031	145	129
	Amgen Inc.	3.200%	11/2/2027	25	25
	Amgen Inc.	5.150%	3/2/2028	874	880
	Amgen Inc.	1.650%	8/15/2028	455	429
	Amgen Inc.	4.050%	8/18/2029	500	490
	Amgen Inc.	2.450%	2/21/2030	720	663
	Amgen Inc.	5.250%	3/2/2030	1,110	1,120
	Amgen Inc.	2.300%	2/25/2031	420	375
	Amgen Inc.	2.000%	1/15/2032	270	231
	Amgen Inc.	3.350%	2/22/2032	310	284
	Amgen Inc.	4.200%	3/1/2033	260	246
	Amgen Inc.	5.250%	3/2/2033	1,155	1,156
	Amgen Inc.	3.150%	2/21/2040	600	453
	Amgen Inc.	5.600%	3/2/2043	740	712
	Amgen Inc.	4.400%	5/1/2045	480	392
	Amgen Inc.	4.563%	6/15/2048	510	415
	Amgen Inc.	3.375%	2/21/2050	85	57
	Amgen Inc.	4.663%	6/15/2051	705	571
	Amgen Inc.	4.200%	2/22/2052	195	146
	Amgen Inc.	4.875%	3/1/2053	824	686
	Amgen Inc.	5.650%	3/2/2053	672	626
	Amgen Inc.	2.770%	9/1/2053	390	219
	Amgen Inc.	4.400%	2/22/2062	415	308
	Amgen Inc.	5.750%	3/2/2063	1,215	1,125
[1]	Ascension Health	4.294%	11/15/2030	585	570
	Becton Dickinson & Co.	4.693%	2/13/2028	170	170
	Becton Dickinson & Co.	2.823%	5/20/2030	345	320
	Becton Dickinson & Co.	1.957%	2/11/2031	385	337
	Biogen Inc.	2.250%	5/1/2030	395	358
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Biogen Inc.	5.200%	9/15/2045	275	246
	Biogen Inc.	3.150%	5/1/2050	405	252
	Boston Scientific Corp.	2.650%	6/1/2030	420	387
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	205	197
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	190	183
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	375	327
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	590	609
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	785	790
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	285	257
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	30	31
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	810	810
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	630	545
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	235	159
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	410	315
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	435	348
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	272	223
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	760	590
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	540	301
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	710	495
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	785	730
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	235	160
	Cardinal Health Inc.	5.350%	11/15/2034	210	208
	Cencora Inc.	2.700%	3/15/2031	431	390
	Cencora Inc.	4.900%	2/13/2036	275	262
	Cigna Group	4.375%	10/15/2028	930	923
	Cigna Group	5.000%	5/15/2029	260	262
	Cigna Group	2.400%	3/15/2030	150	138
	Cigna Group	4.500%	9/15/2030	372	365
	Cigna Group	2.375%	3/15/2031	530	473
	Cigna Group	5.125%	5/15/2031	540	542
	Cigna Group	4.875%	9/15/2032	640	628
	Cigna Group	5.400%	3/15/2033	240	242
	Cigna Group	5.250%	2/15/2034	215	213
	Cigna Group	5.250%	1/15/2036	510	498
	Cigna Group	4.800%	8/15/2038	675	621
	Cigna Group	3.200%	3/15/2040	159	120
[1]	Cigna Group	4.800%	7/15/2046	785	662
[1]	Cigna Group	3.875%	10/15/2047	480	351
	Cigna Group	4.900%	12/15/2048	625	527
	Cigna Group	3.400%	3/15/2050	360	237
	Cigna Group	3.400%	3/15/2051	230	151
	Cigna Group	5.600%	2/15/2054	366	337
	Cigna Group	6.000%	1/15/2056	275	268
[1]	CommonSpirit Health	4.350%	11/1/2042	90	76
	CommonSpirit Health	4.187%	10/1/2049	370	279
	CVS Health Corp.	4.300%	3/25/2028	1,084	1,077
	CVS Health Corp.	5.000%	1/30/2029	460	462
	CVS Health Corp.	5.400%	6/1/2029	460	466
	CVS Health Corp.	3.250%	8/15/2029	510	487
	CVS Health Corp.	5.125%	2/21/2030	640	642
	CVS Health Corp.	3.750%	4/1/2030	370	355
	CVS Health Corp.	1.750%	8/21/2030	340	300
	CVS Health Corp.	5.250%	1/30/2031	130	131
	CVS Health Corp.	1.875%	2/28/2031	835	726
	CVS Health Corp.	2.125%	9/15/2031	240	208
	CVS Health Corp.	5.000%	9/15/2032	55	54
	CVS Health Corp.	5.250%	2/21/2033	525	523
	CVS Health Corp.	5.300%	6/1/2033	795	790
	CVS Health Corp.	5.700%	6/1/2034	454	459
	CVS Health Corp.	5.450%	9/15/2035	415	410
	CVS Health Corp.	4.780%	3/25/2038	1,627	1,478
	CVS Health Corp.	5.300%	12/5/2043	565	509
	CVS Health Corp.	5.125%	7/20/2045	1,240	1,077
	CVS Health Corp.	5.050%	3/25/2048	1,918	1,624
	CVS Health Corp.	5.625%	2/21/2053	280	252
	CVS Health Corp.	5.875%	6/1/2053	410	382
	CVS Health Corp.	6.050%	6/1/2054	200	191
	CVS Health Corp.	6.200%	9/15/2055	410	399
	CVS Health Corp.	6.000%	6/1/2063	265	246
	Danaher Corp.	2.600%	10/1/2050	325	186
27

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Danaher Corp.	2.800%	12/10/2051	585	346
DH Europe Finance II Sarl	2.600%	11/15/2029	145	135
DH Europe Finance II Sarl	3.250%	11/15/2039	200	156
DH Europe Finance II Sarl	3.400%	11/15/2049	20	14
Elevance Health Inc.	3.650%	12/1/2027	872	862
Elevance Health Inc.	4.101%	3/1/2028	335	332
Elevance Health Inc.	2.875%	9/15/2029	205	194
Elevance Health Inc.	4.750%	2/15/2030	180	179
Elevance Health Inc.	2.250%	5/15/2030	205	186
Elevance Health Inc.	2.550%	3/15/2031	150	135
Elevance Health Inc.	4.950%	11/1/2031	195	193
Elevance Health Inc.	4.750%	2/15/2033	455	441
Elevance Health Inc.	5.375%	6/15/2034	300	299
Elevance Health Inc.	5.200%	2/15/2035	325	319
Elevance Health Inc.	5.000%	1/15/2036	470	450
Elevance Health Inc.	4.625%	5/15/2042	185	159
Elevance Health Inc.	4.650%	1/15/2043	150	128
Elevance Health Inc.	4.650%	8/15/2044	127	106
Elevance Health Inc.	4.375%	12/1/2047	315	247
Elevance Health Inc.	3.700%	9/15/2049	160	111
Elevance Health Inc.	3.125%	5/15/2050	520	322
Elevance Health Inc.	3.600%	3/15/2051	990	666
Elevance Health Inc.	6.100%	10/15/2052	230	224
Elevance Health Inc.	5.125%	2/15/2053	245	209
Elevance Health Inc.	5.650%	6/15/2054	290	266
Elevance Health Inc.	5.700%	2/15/2055	415	383
Elevance Health Inc.	5.850%	11/1/2064	165	153
Eli Lilly & Co.	4.550%	2/12/2028	175	175
Eli Lilly & Co.	4.000%	10/15/2028	416	412
Eli Lilly & Co.	4.500%	2/9/2029	350	350
Eli Lilly & Co.	3.375%	3/15/2029	386	375
Eli Lilly & Co.	4.200%	8/14/2029	380	376
Eli Lilly & Co.	4.750%	2/12/2030	430	431
Eli Lilly & Co.	4.250%	3/15/2031	310	303
Eli Lilly & Co.	4.550%	10/15/2032	715	700
Eli Lilly & Co.	4.700%	2/27/2033	55	54
Eli Lilly & Co.	4.650%	5/20/2033	350	342
Eli Lilly & Co.	4.700%	2/9/2034	526	513
Eli Lilly & Co.	4.600%	8/14/2034	755	730
Eli Lilly & Co.	5.100%	2/12/2035	301	300
Eli Lilly & Co.	4.900%	10/15/2035	400	390
Eli Lilly & Co.	3.950%	3/15/2049	60	46
Eli Lilly & Co.	2.250%	5/15/2050	502	272
Eli Lilly & Co.	4.875%	2/27/2053	335	288
Eli Lilly & Co.	5.000%	2/9/2054	807	707
Eli Lilly & Co.	5.050%	8/14/2054	340	300
Eli Lilly & Co.	5.500%	2/12/2055	200	189
Eli Lilly & Co.	5.550%	10/15/2055	100	95
Eli Lilly & Co.	5.600%	5/20/2056	650	621
Eli Lilly & Co.	2.500%	9/15/2060	105	54
Eli Lilly & Co.	4.950%	2/27/2063	175	148
Eli Lilly & Co.	5.100%	2/9/2064	328	283
Eli Lilly & Co.	5.200%	8/14/2064	530	466
Eli Lilly & Co.	5.650%	10/15/2065	380	358
Eli Lilly & Co.	5.700%	5/20/2066	175	166
GE HealthCare Technologies Inc.	5.650%	11/15/2027	465	470
GE HealthCare Technologies Inc.	4.800%	8/14/2029	325	325
GE HealthCare Technologies Inc.	5.857%	3/15/2030	260	267
GE HealthCare Technologies Inc.	5.905%	11/22/2032	265	274
GE HealthCare Technologies Inc.	5.500%	6/15/2035	335	333
GE HealthCare Technologies Inc.	6.377%	11/22/2052	364	371
Gilead Sciences Inc.	1.200%	10/1/2027	186	180
Gilead Sciences Inc.	4.800%	11/15/2029	165	165
Gilead Sciences Inc.	1.650%	10/1/2030	505	445
Gilead Sciences Inc.	5.250%	10/15/2033	310	312
Gilead Sciences Inc.	5.100%	6/15/2035	75	74
Gilead Sciences Inc.	4.600%	9/1/2035	403	383
Gilead Sciences Inc.	4.000%	9/1/2036	385	345
Gilead Sciences Inc.	2.600%	10/1/2040	904	637
Gilead Sciences Inc.	5.650%	12/1/2041	321	317
28

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gilead Sciences Inc.	4.800%	4/1/2044	245	216
Gilead Sciences Inc.	4.500%	2/1/2045	550	462
Gilead Sciences Inc.	4.750%	3/1/2046	600	517
Gilead Sciences Inc.	4.150%	3/1/2047	350	275
Gilead Sciences Inc.	2.800%	10/1/2050	400	241
Gilead Sciences Inc.	5.550%	10/15/2053	290	273
Gilead Sciences Inc.	5.500%	11/15/2054	265	248
Gilead Sciences Inc.	5.600%	11/15/2064	245	228
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	365	361
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	189	187
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	245	237
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	755	805
GlaxoSmithKline Capital plc	3.375%	6/1/2029	90	87
HCA Inc.	5.200%	6/1/2028	175	176
HCA Inc.	5.625%	9/1/2028	495	501
HCA Inc.	5.875%	2/1/2029	520	530
HCA Inc.	4.125%	6/15/2029	725	711
HCA Inc.	5.250%	3/1/2030	55	55
HCA Inc.	3.500%	9/1/2030	1,220	1,151
HCA Inc.	5.450%	4/1/2031	567	573
HCA Inc.	4.700%	5/15/2031	30	29
HCA Inc.	2.375%	7/15/2031	595	523
HCA Inc.	5.500%	3/1/2032	260	262
HCA Inc.	3.625%	3/15/2032	1,058	973
HCA Inc.	4.600%	11/15/2032	515	494
HCA Inc.	5.500%	6/1/2033	675	678
HCA Inc.	5.600%	4/1/2034	285	286
HCA Inc.	5.450%	9/15/2034	790	785
HCA Inc.	5.750%	3/1/2035	620	625
HCA Inc.	5.125%	6/15/2039	316	293
HCA Inc.	5.500%	6/15/2047	445	399
HCA Inc.	5.250%	6/15/2049	640	550
HCA Inc.	3.500%	7/15/2051	375	241
HCA Inc.	4.625%	3/15/2052	450	348
HCA Inc.	5.900%	6/1/2053	680	632
HCA Inc.	6.000%	4/1/2054	220	207
HCA Inc.	5.950%	9/15/2054	35	33
HCA Inc.	6.200%	3/1/2055	390	377
HCA Inc.	5.700%	11/15/2055	250	226
Humana Inc.	3.700%	3/23/2029	245	238
Humana Inc.	5.375%	4/15/2031	265	265
Humana Inc.	2.150%	2/3/2032	390	334
Humana Inc.	5.875%	3/1/2033	510	518
Humana Inc.	5.550%	5/1/2035	25	25
Humana Inc.	4.950%	10/1/2044	184	155
Humana Inc.	5.500%	3/15/2053	185	160
Humana Inc.	5.750%	4/15/2054	370	331
Icon Investments Six DAC	5.849%	5/8/2029	50	51
IQVIA Inc.	6.250%	2/1/2029	755	776
Johnson & Johnson	0.950%	9/1/2027	85	82
Johnson & Johnson	2.900%	1/15/2028	280	275
Johnson & Johnson	4.800%	6/1/2029	482	486
Johnson & Johnson	4.700%	3/1/2030	411	412
Johnson & Johnson	1.300%	9/1/2030	1,025	902
Johnson & Johnson	4.900%	6/1/2031	459	464
Johnson & Johnson	4.850%	3/1/2032	331	333
Johnson & Johnson	5.000%	3/1/2035	523	524
Johnson & Johnson	3.550%	3/1/2036	475	420
Johnson & Johnson	3.625%	3/3/2037	499	437
Johnson & Johnson	3.400%	1/15/2038	292	247
Johnson & Johnson	2.100%	9/1/2040	190	128
Johnson & Johnson	3.700%	3/1/2046	485	373
Johnson & Johnson	3.500%	1/15/2048	275	199
Johnson & Johnson	2.250%	9/1/2050	945	522
Johnson & Johnson	2.450%	9/1/2060	465	239
Laboratory Corp. of America Holdings	4.800%	10/1/2034	325	312
Laboratory Corp. of America Holdings	4.700%	2/1/2045	125	108
Medtronic Inc.	4.625%	3/15/2045	525	455
Merck & Co. Inc.	4.300%	5/22/2028	225	224
Merck & Co. Inc.	1.900%	12/10/2028	760	717
29

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.400%	3/7/2029	970	943
	Merck & Co. Inc.	3.850%	3/15/2029	290	285
	Merck & Co. Inc.	1.450%	6/24/2030	379	335
	Merck & Co. Inc.	4.150%	3/15/2031	740	718
	Merck & Co. Inc.	2.150%	12/10/2031	550	480
	Merck & Co. Inc.	4.550%	9/15/2032	225	220
	Merck & Co. Inc.	4.450%	12/4/2032	250	242
	Merck & Co. Inc.	4.500%	5/17/2033	475	462
	Merck & Co. Inc.	4.950%	9/15/2035	500	487
	Merck & Co. Inc.	4.750%	12/4/2035	415	397
	Merck & Co. Inc.	5.200%	5/22/2036	442	437
	Merck & Co. Inc.	2.350%	6/24/2040	625	432
	Merck & Co. Inc.	4.150%	5/18/2043	365	300
	Merck & Co. Inc.	4.900%	5/17/2044	240	214
	Merck & Co. Inc.	3.700%	2/10/2045	533	402
	Merck & Co. Inc.	5.500%	3/15/2046	315	299
	Merck & Co. Inc.	4.000%	3/7/2049	235	178
	Merck & Co. Inc.	2.450%	6/24/2050	820	456
	Merck & Co. Inc.	2.750%	12/10/2051	770	448
	Merck & Co. Inc.	5.000%	5/17/2053	150	130
	Merck & Co. Inc.	5.700%	9/15/2055	345	330
	Merck & Co. Inc.	5.550%	12/4/2055	415	388
	Merck & Co. Inc.	5.850%	5/22/2056	300	293
	Merck & Co. Inc.	2.900%	12/10/2061	316	172
	Merck & Co. Inc.	5.150%	5/17/2063	150	130
	Merck & Co. Inc.	5.700%	12/4/2065	525	494
	Mylan Inc.	4.550%	4/15/2028	200	198
	Novartis Capital Corp.	4.100%	3/16/2029	350	346
	Novartis Capital Corp.	3.800%	9/18/2029	520	508
	Novartis Capital Corp.	2.200%	8/14/2030	520	472
	Novartis Capital Corp.	4.100%	11/5/2030	100	97
	Novartis Capital Corp.	4.400%	3/18/2031	610	598
	Novartis Capital Corp.	4.000%	9/18/2031	75	72
	Novartis Capital Corp.	4.600%	3/18/2033	710	692
	Novartis Capital Corp.	4.200%	9/18/2034	365	344
	Novartis Capital Corp.	4.600%	11/5/2035	270	258
	Novartis Capital Corp.	4.900%	3/18/2036	1,065	1,032
	Novartis Capital Corp.	4.400%	5/6/2044	365	309
	Novartis Capital Corp.	4.000%	11/20/2045	95	75
	Novartis Capital Corp.	5.600%	3/18/2046	30	29
	Novartis Capital Corp.	2.750%	8/14/2050	725	437
	Novartis Capital Corp.	4.700%	9/18/2054	710	595
	Novartis Capital Corp.	5.700%	3/18/2056	695	675
	Pfizer Inc.	3.600%	9/15/2028	720	707
	Pfizer Inc.	3.450%	3/15/2029	535	520
	Pfizer Inc.	2.625%	4/1/2030	787	730
	Pfizer Inc.	1.700%	5/28/2030	253	226
	Pfizer Inc.	1.750%	8/18/2031	534	461
	Pfizer Inc.	4.500%	11/15/2032	480	466
	Pfizer Inc.	4.875%	11/15/2035	585	564
	Pfizer Inc.	4.000%	12/15/2036	775	694
	Pfizer Inc.	3.900%	3/15/2039	230	195
	Pfizer Inc.	7.200%	3/15/2039	855	971
	Pfizer Inc.	2.550%	5/28/2040	255	179
	Pfizer Inc.	4.300%	6/15/2043	170	141
	Pfizer Inc.	4.400%	5/15/2044	355	299
	Pfizer Inc.	4.125%	12/15/2046	495	389
	Pfizer Inc.	4.200%	9/15/2048	135	105
	Pfizer Inc.	4.000%	3/15/2049	645	486
	Pfizer Inc.	2.700%	5/28/2050	450	265
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	1,075	1,072
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	445	442
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,355	1,321
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	791	724
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,380	1,236
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	945	826
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	240	135
	Quest Diagnostics Inc.	2.950%	6/30/2030	110	102
	Quest Diagnostics Inc.	6.400%	11/30/2033	210	223
	Quest Diagnostics Inc.	5.000%	12/15/2034	305	297
30

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	301	265
Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	185	108
Royalty Pharma plc	1.750%	9/2/2027	145	141
Royalty Pharma plc	2.200%	9/2/2030	110	99
Royalty Pharma plc	3.300%	9/2/2040	145	109
Royalty Pharma plc	3.550%	9/2/2050	595	398
Sanofi SA	3.625%	6/19/2028	400	394
Solventum Corp.	5.450%	3/13/2031	665	672
Solventum Corp.	5.600%	3/23/2034	475	477
Solventum Corp.	5.900%	4/30/2054	285	268
Stryker Corp.	4.700%	2/10/2028	150	150
Stryker Corp.	4.250%	9/11/2029	450	443
Stryker Corp.	4.850%	2/10/2030	300	299
Stryker Corp.	1.950%	6/15/2030	740	664
Stryker Corp.	4.625%	9/11/2034	375	359
Stryker Corp.	5.200%	2/10/2035	235	233
Stryker Corp.	4.625%	3/15/2046	170	144
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	385	386
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	825	745
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	320	317
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	555	406
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	245	235
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	790	502
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	80	49
Takeda US Financing Inc.	5.200%	7/7/2035	525	512
Takeda US Financing Inc.	5.900%	7/7/2055	120	116
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/2036	200	205
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	265	249
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	165	166
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	545	529
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	370	322
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	240	231
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	110	110
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	510	490
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	450	433
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	410	288
Thermo Fisher Scientific Inc.	5.546%	2/12/2046	330	314
Thermo Fisher Scientific Inc.	4.100%	8/15/2047	185	146
UnitedHealth Group Inc.	2.950%	10/15/2027	35	34
UnitedHealth Group Inc.	3.850%	6/15/2028	268	265
UnitedHealth Group Inc.	4.250%	1/15/2029	250	247
UnitedHealth Group Inc.	4.000%	5/15/2029	312	306
UnitedHealth Group Inc.	4.800%	1/15/2030	360	360
UnitedHealth Group Inc.	5.300%	2/15/2030	540	547
UnitedHealth Group Inc.	2.000%	5/15/2030	850	767
UnitedHealth Group Inc.	4.650%	1/15/2031	200	198
UnitedHealth Group Inc.	4.900%	4/15/2031	330	329
UnitedHealth Group Inc.	2.300%	5/15/2031	392	348
UnitedHealth Group Inc.	4.950%	1/15/2032	470	467
UnitedHealth Group Inc.	4.200%	5/15/2032	190	182
UnitedHealth Group Inc.	5.350%	2/15/2033	480	484
UnitedHealth Group Inc.	4.500%	4/15/2033	500	480
UnitedHealth Group Inc.	5.000%	4/15/2034	505	494
UnitedHealth Group Inc.	5.150%	7/15/2034	550	543
UnitedHealth Group Inc.	5.300%	6/15/2035	315	313
UnitedHealth Group Inc.	4.625%	7/15/2035	545	516
UnitedHealth Group Inc.	5.800%	3/15/2036	452	464
UnitedHealth Group Inc.	6.875%	2/15/2038	345	380
UnitedHealth Group Inc.	3.500%	8/15/2039	310	248
UnitedHealth Group Inc.	2.750%	5/15/2040	295	212
UnitedHealth Group Inc.	3.050%	5/15/2041	140	102
UnitedHealth Group Inc.	4.250%	3/15/2043	210	173
UnitedHealth Group Inc.	5.500%	7/15/2044	588	556
UnitedHealth Group Inc.	4.750%	7/15/2045	544	465
UnitedHealth Group Inc.	4.250%	6/15/2048	250	195
UnitedHealth Group Inc.	4.450%	12/15/2048	190	152
UnitedHealth Group Inc.	3.700%	8/15/2049	420	296
UnitedHealth Group Inc.	2.900%	5/15/2050	585	355
UnitedHealth Group Inc.	3.250%	5/15/2051	740	474
UnitedHealth Group Inc.	4.750%	5/15/2052	530	435
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.875%	2/15/2053	584	561
	UnitedHealth Group Inc.	5.050%	4/15/2053	465	398
	UnitedHealth Group Inc.	5.375%	4/15/2054	350	313
	UnitedHealth Group Inc.	5.625%	7/15/2054	555	515
	UnitedHealth Group Inc.	5.950%	6/15/2055	375	368
	UnitedHealth Group Inc.	3.875%	8/15/2059	1,041	705
	UnitedHealth Group Inc.	3.125%	5/15/2060	500	286
	UnitedHealth Group Inc.	4.950%	5/15/2062	245	200
	UnitedHealth Group Inc.	6.050%	2/15/2063	413	400
	UnitedHealth Group Inc.	5.200%	4/15/2063	490	415
	UnitedHealth Group Inc.	5.500%	4/15/2064	175	156
	UnitedHealth Group Inc.	5.750%	7/15/2064	570	527
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	402	330
	Viatris Inc.	2.700%	6/22/2030	330	300
	Viatris Inc.	3.850%	6/22/2040	265	203
	Viatris Inc.	4.000%	6/22/2050	495	332
	Wyeth LLC	5.950%	4/1/2037	665	686
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	115	102
	Zoetis Inc.	3.000%	9/12/2027	185	183
	Zoetis Inc.	2.000%	5/15/2030	140	126
	Zoetis Inc.	5.600%	11/16/2032	75	77
	Zoetis Inc.	5.000%	8/17/2035	755	729
	Zoetis Inc.	4.700%	2/1/2043	275	237
					177,297
Industrials (2.3%)
	Amphenol Corp.	4.375%	6/12/2028	315	314
	Amphenol Corp.	2.800%	2/15/2030	315	294
	Amphenol Corp.	4.125%	11/15/2030	626	606
	Amphenol Corp.	4.400%	2/15/2033	120	115
	Amphenol Corp.	5.000%	1/15/2035	100	97
	Amphenol Corp.	4.625%	2/15/2036	540	508
	Amphenol Corp.	5.300%	11/15/2055	940	852
	Carrier Global Corp.	2.722%	2/15/2030	402	374
	Carrier Global Corp.	5.900%	3/15/2034	239	246
	Carrier Global Corp.	3.377%	4/5/2040	390	303
	Carrier Global Corp.	3.577%	4/5/2050	596	413
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	500	496
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	1,000	990
	Deere & Co.	5.450%	1/16/2035	485	492
	Deere & Co.	3.900%	6/9/2042	165	135
	Deere & Co.	3.750%	4/15/2050	265	195
	Deere & Co.	5.700%	1/19/2055	175	172
	Eaton Corp.	3.850%	3/6/2028	1,500	1,484
	Eaton Corp.	4.500%	3/6/2033	1,500	1,444
	Eaton Corp.	4.800%	3/6/2036	500	478
[1]	FedEx Corp.	5.250%	5/15/2050	610	543
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	730	716
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	255	248
	Illinois Tool Works Inc.	3.900%	9/1/2042	510	411
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	25	25
[1]	John Deere Capital Corp.	4.150%	9/15/2027	220	219
[1]	John Deere Capital Corp.	4.750%	1/20/2028	765	768
[1]	John Deere Capital Corp.	4.950%	7/14/2028	400	403
	John Deere Capital Corp.	4.500%	1/16/2029	680	678
[1]	John Deere Capital Corp.	4.850%	6/11/2029	92	92
[1]	John Deere Capital Corp.	4.550%	6/5/2030	150	149
[1]	John Deere Capital Corp.	4.700%	6/10/2030	278	277
[1]	John Deere Capital Corp.	4.900%	3/7/2031	335	335
	John Deere Capital Corp.	4.400%	9/8/2031	819	800
[1]	John Deere Capital Corp.	5.150%	9/8/2033	265	266
[1]	John Deere Capital Corp.	5.100%	4/11/2034	210	209
[1]	John Deere Capital Corp.	5.050%	6/12/2034	150	149
	LKQ Corp.	5.750%	6/15/2028	340	344
	Otis Worldwide Corp.	5.250%	8/16/2028	445	449
	Otis Worldwide Corp.	2.565%	2/15/2030	825	762
	Otis Worldwide Corp.	3.362%	2/15/2050	270	181
	Republic Services Inc.	3.950%	5/15/2028	215	213
	Republic Services Inc.	4.875%	4/1/2029	140	140
	Republic Services Inc.	1.750%	2/15/2032	125	106
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	5.250%	11/15/2035	360	340
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	565	552
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	222	224
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	591	601
	United Parcel Service Inc.	3.050%	11/15/2027	190	187
	United Parcel Service Inc.	3.400%	3/15/2029	331	321
	United Parcel Service Inc.	4.450%	4/1/2030	217	215
	United Parcel Service Inc.	4.875%	3/3/2033	215	214
	United Parcel Service Inc.	5.150%	5/22/2034	270	271
	United Parcel Service Inc.	5.250%	5/14/2035	320	320
	United Parcel Service Inc.	6.200%	1/15/2038	875	925
	United Parcel Service Inc.	3.750%	11/15/2047	210	153
	United Parcel Service Inc.	4.250%	3/15/2049	108	84
	United Parcel Service Inc.	5.300%	4/1/2050	515	468
	United Parcel Service Inc.	5.050%	3/3/2053	414	358
	United Parcel Service Inc.	5.500%	5/22/2054	165	153
	United Parcel Service Inc.	5.950%	5/14/2055	235	231
	United Parcel Service Inc.	6.050%	5/14/2065	355	348
	Waste Management Inc.	3.150%	11/15/2027	450	443
	Waste Management Inc.	4.500%	3/15/2028	240	240
	Waste Management Inc.	4.875%	2/15/2029	220	221
	Waste Management Inc.	1.500%	3/15/2031	415	358
	Waste Management Inc.	4.950%	7/3/2031	230	230
	Waste Management Inc.	4.800%	3/15/2032	200	198
	Waste Management Inc.	4.150%	4/15/2032	20	19
	Waste Management Inc.	4.875%	2/15/2034	280	276
	Waste Management Inc.	4.950%	3/15/2035	353	345
	Waste Management Inc.	5.350%	10/15/2054	305	282
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	210	210
	WW Grainger Inc.	4.600%	6/15/2045	170	147
					27,425
Materials (1.4%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	145	145
	Air Products and Chemicals Inc.	4.850%	2/8/2034	755	738
	Air Products and Chemicals Inc.	2.700%	5/15/2040	240	172
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	225	224
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	400	385
	Amrize Finance US LLC	4.950%	4/7/2030	1,000	998
	ArcelorMittal SA	6.800%	11/29/2032	150	162
	Berry Global Inc.	5.650%	1/15/2034	315	317
	Cemex SAB de CV	5.750%	6/5/2036	450	439
	CF Industries Inc.	5.150%	3/15/2034	330	323
	CF Industries Inc.	5.300%	11/26/2035	360	350
	CF Industries Inc.	4.950%	6/1/2043	140	123
	CF Industries Inc.	5.375%	3/15/2044	245	225
	CRH America Finance Inc.	4.400%	2/9/2031	25	24
	CRH America Finance Inc.	5.400%	5/21/2034	195	194
	CRH America Finance Inc.	5.500%	1/9/2035	430	429
	CRH America Finance Inc.	5.000%	2/9/2036	450	431
	CRH SMW Finance DAC	5.125%	1/9/2030	200	201
	Eagle Materials Inc.	2.500%	7/1/2031	205	181
	Martin Marietta Materials Inc.	2.400%	7/15/2031	1,000	882
	Martin Marietta Materials Inc.	5.150%	12/1/2034	1,425	1,395
	Martin Marietta Materials Inc.	3.200%	7/15/2051	415	260
	Martin Marietta Materials Inc.	5.500%	12/1/2054	285	260
	Newmont Corp.	2.600%	7/15/2032	395	349
	Newmont Corp.	5.350%	3/15/2034	700	704
	Nutrien Ltd.	4.200%	4/1/2029	655	645
	Nutrien Ltd.	5.000%	4/1/2049	94	80
	Nutrien Ltd.	5.800%	3/27/2053	535	509
	Sherwin-Williams Co.	2.950%	8/15/2029	119	113
	Sherwin-Williams Co.	4.500%	6/1/2047	441	358
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	270	269
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	595	568
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	200	194
	Steel Dynamics Inc.	5.250%	5/15/2035	250	245
	Suzano Austria GmbH	6.000%	1/15/2029	325	330
	Suzano Austria GmbH	5.000%	1/15/2030	175	172
	Suzano Austria GmbH	4.000%	1/15/2031	560	525
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano Austria GmbH	3.125%	1/15/2032	370	327
	Suzano Netherlands BV	5.500%	1/15/2036	395	379
	Vulcan Materials Co.	3.500%	6/1/2030	715	678
	Vulcan Materials Co.	5.350%	12/1/2034	404	402
	Vulcan Materials Co.	5.700%	12/1/2054	165	156
	WRKCo Inc.	4.900%	3/15/2029	475	475
					16,336
Real Estate (1.6%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	223	203
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	46	38
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	548	439
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	365	304
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	54	52
	American Tower Corp.	5.800%	11/15/2028	260	265
	American Tower Corp.	3.800%	8/15/2029	290	281
	American Tower Corp.	2.900%	1/15/2030	65	61
	American Tower Corp.	4.900%	3/15/2030	45	45
	American Tower Corp.	2.100%	6/15/2030	230	206
	American Tower Corp.	1.875%	10/15/2030	365	322
	American Tower Corp.	5.650%	3/15/2033	45	46
	American Tower Corp.	5.550%	7/15/2033	50	50
	American Tower Corp.	5.900%	11/15/2033	195	200
	American Tower Corp.	3.100%	6/15/2050	485	301
	American Tower Corp.	2.950%	1/15/2051	496	296
	Boston Properties LP	4.500%	12/1/2028	535	531
	Boston Properties LP	3.400%	6/21/2029	183	175
	Boston Properties LP	3.250%	1/30/2031	190	175
	Boston Properties LP	2.550%	4/1/2032	210	181
	Boston Properties LP	6.500%	1/15/2034	110	115
	Boston Properties LP	5.750%	1/15/2035	375	372
	Brixmor Operating Partnership LP	4.125%	5/15/2029	670	656
	Brixmor Operating Partnership LP	4.050%	7/1/2030	175	168
	Camden Property Trust	2.800%	5/15/2030	235	218
	CBRE Services Inc.	5.950%	8/15/2034	428	436
	Crown Castle Inc.	3.650%	9/1/2027	270	268
	Crown Castle Inc.	5.000%	1/11/2028	185	185
	Crown Castle Inc.	3.800%	2/15/2028	405	399
	Crown Castle Inc.	2.250%	1/15/2031	220	194
	Crown Castle Inc.	2.100%	4/1/2031	476	414
	Crown Castle Inc.	2.900%	4/1/2041	645	450
	Crown Castle Inc.	3.250%	1/15/2051	250	157
	Digital Realty Trust LP	5.550%	1/15/2028	265	268
	Digital Realty Trust LP	3.600%	7/1/2029	310	299
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	200	190
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	160	158
	Equinix Inc.	3.200%	11/18/2029	350	331
	Equinix Inc.	2.150%	7/15/2030	204	182
	Equinix Inc.	2.500%	5/15/2031	304	269
	Equinix Inc.	3.900%	4/15/2032	713	661
	ERP Operating LP	4.500%	7/1/2044	175	147
	Extra Space Storage LP	5.700%	4/1/2028	135	137
	Extra Space Storage LP	5.500%	7/1/2030	203	205
	Healthcare Realty Holdings LP	2.000%	3/15/2031	115	100
	Healthpeak OP LLC	5.250%	12/15/2032	160	158
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	720	674
	Prologis LP	4.875%	6/15/2028	315	317
	Prologis LP	2.250%	4/15/2030	774	706
	Prologis LP	1.250%	10/15/2030	81	70
	Prologis LP	4.750%	6/15/2033	420	409
	Prologis LP	5.125%	1/15/2034	230	227
	Prologis LP	5.000%	3/15/2034	431	422
	Prologis LP	5.250%	5/15/2035	491	485
	Prologis LP	5.250%	6/15/2053	150	135
	Prologis LP	5.250%	3/15/2054	145	131
	Public Storage Operating Co.	5.350%	8/1/2053	225	205
	Realty Income Corp.	3.250%	1/15/2031	195	181
	Realty Income Corp.	5.625%	10/13/2032	150	153
	Realty Income Corp.	5.125%	2/15/2034	190	187
	Sabra Health Care LP	3.200%	12/1/2031	639	573
34

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Simon Property Group LP	3.375%	12/1/2027	485	479
Simon Property Group LP	1.750%	2/1/2028	185	178
Simon Property Group LP	2.450%	9/13/2029	500	467
Simon Property Group LP	4.750%	9/26/2034	220	210
Simon Property Group LP	5.125%	10/1/2035	250	244
Simon Property Group LP	3.250%	9/13/2049	548	359
Simon Property Group LP	3.800%	7/15/2050	75	54
Ventas Realty LP	4.400%	1/15/2029	280	277
Welltower OP LLC	4.250%	4/15/2028	320	318
Welltower OP LLC	3.100%	1/15/2030	260	245
Welltower OP LLC	4.500%	7/1/2030	30	30
Welltower OP LLC	2.800%	6/1/2031	95	86
Welltower OP LLC	5.125%	7/1/2035	300	294
				19,424
Technology (12.2%)
Accenture Capital Inc.	3.900%	10/4/2027	250	249
Accenture Capital Inc.	4.750%	7/10/2029	275	275
Accenture Capital Inc.	4.050%	10/4/2029	365	357
Accenture Capital Inc.	5.000%	7/10/2031	400	399
Accenture Capital Inc.	4.250%	10/4/2031	70	67
Accenture Capital Inc.	5.300%	7/10/2033	206	204
Accenture Capital Inc.	4.500%	10/4/2034	453	424
Accenture Capital Inc.	5.600%	7/10/2036	300	297
Adobe Inc.	4.750%	1/17/2028	125	125
Adobe Inc.	4.800%	4/4/2029	370	371
Adobe Inc.	2.300%	2/1/2030	290	267
Adobe Inc.	4.950%	4/4/2034	370	361
Apple Inc.	3.000%	11/13/2027	329	324
Apple Inc.	1.200%	2/8/2028	845	808
Apple Inc.	4.000%	5/10/2028	540	537
Apple Inc.	4.000%	5/12/2028	855	850
Apple Inc.	1.400%	8/5/2028	570	539
Apple Inc.	3.250%	8/8/2029	740	716
Apple Inc.	2.200%	9/11/2029	580	543
Apple Inc.	1.650%	5/11/2030	494	444
Apple Inc.	4.200%	5/12/2030	40	40
Apple Inc.	1.250%	8/20/2030	360	316
Apple Inc.	1.650%	2/8/2031	855	753
Apple Inc.	1.700%	8/5/2031	170	148
Apple Inc.	4.500%	5/12/2032	270	268
Apple Inc.	3.350%	8/8/2032	469	437
Apple Inc.	4.300%	5/10/2033	200	195
Apple Inc.	4.750%	5/12/2035	230	227
Apple Inc.	4.500%	2/23/2036	288	278
Apple Inc.	2.375%	2/8/2041	260	179
Apple Inc.	3.850%	5/4/2043	620	495
Apple Inc.	4.450%	5/6/2044	360	308
Apple Inc.	3.450%	2/9/2045	745	544
Apple Inc.	4.375%	5/13/2045	635	530
Apple Inc.	4.650%	2/23/2046	820	709
Apple Inc.	3.850%	8/4/2046	605	461
Apple Inc.	4.250%	2/9/2047	350	282
Apple Inc.	3.750%	9/12/2047	320	237
Apple Inc.	3.750%	11/13/2047	255	189
Apple Inc.	2.950%	9/11/2049	255	160
Apple Inc.	2.650%	5/11/2050	760	444
Apple Inc.	2.400%	8/20/2050	370	204
Apple Inc.	2.650%	2/8/2051	695	401
Apple Inc.	2.700%	8/5/2051	415	241
Apple Inc.	3.950%	8/8/2052	371	274
Apple Inc.	4.850%	5/10/2053	450	396
Apple Inc.	2.550%	8/20/2060	1,224	624
Apple Inc.	2.800%	2/8/2061	230	124
Apple Inc.	2.850%	8/5/2061	405	220
Apple Inc.	4.100%	8/8/2062	175	127
Applied Materials Inc.	1.750%	6/1/2030	80	71
Applied Materials Inc.	4.350%	4/1/2047	215	176
Applied Materials Inc.	2.750%	6/1/2050	565	340
Autodesk Inc.	2.400%	12/15/2031	205	178
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	1.700%	5/15/2028	185	177
	Automatic Data Processing Inc.	1.250%	9/1/2030	290	253
	Automatic Data Processing Inc.	4.750%	5/8/2032	355	350
	Automatic Data Processing Inc.	4.450%	9/9/2034	725	693
	Broadcom Corp.	3.500%	1/15/2028	40	39
	Broadcom Inc.	1.950%	2/15/2028	110	106
	Broadcom Inc.	4.800%	4/15/2028	545	546
	Broadcom Inc.	4.000%	4/15/2029	455	445
	Broadcom Inc.	4.350%	2/15/2030	920	897
	Broadcom Inc.	5.050%	4/15/2030	670	667
	Broadcom Inc.	4.200%	10/15/2030	345	332
	Broadcom Inc.	4.300%	1/15/2031	660	636
	Broadcom Inc.	2.450%	2/15/2031	1,065	946
	Broadcom Inc.	5.150%	11/15/2031	535	530
[1]	Broadcom Inc.	4.550%	2/15/2032	30	29
	Broadcom Inc.	4.150%	4/15/2032	400	374
	Broadcom Inc.	5.200%	4/15/2032	750	743
	Broadcom Inc.	4.300%	11/15/2032	690	646
	Broadcom Inc.	4.600%	1/15/2033	520	493
	Broadcom Inc.	2.600%	2/15/2033	295	247
	Broadcom Inc.	3.419%	4/15/2033	658	577
	Broadcom Inc.	3.469%	4/15/2034	880	755
	Broadcom Inc.	4.800%	10/15/2034	580	542
	Broadcom Inc.	5.200%	7/15/2035	675	643
[1]	Broadcom Inc.	3.137%	11/15/2035	860	692
	Broadcom Inc.	4.950%	1/15/2036	350	326
	Broadcom Inc.	4.800%	2/15/2036	505	464
	Broadcom Inc.	3.187%	11/15/2036	1,010	797
	Broadcom Inc.	3.500%	2/15/2041	595	441
	Broadcom Inc.	3.750%	2/15/2051	540	363
	Broadcom Inc.	5.700%	1/15/2056	370	333
	Cadence Design Systems Inc.	4.300%	9/10/2029	555	546
	Cadence Design Systems Inc.	4.700%	9/10/2034	192	184
	Cisco Systems Inc.	4.850%	2/26/2029	1,080	1,085
	Cisco Systems Inc.	4.750%	2/24/2030	287	287
	Cisco Systems Inc.	4.950%	2/26/2031	835	838
	Cisco Systems Inc.	4.950%	2/24/2032	267	266
	Cisco Systems Inc.	5.050%	2/26/2034	960	949
	Cisco Systems Inc.	5.100%	2/24/2035	196	193
	Cisco Systems Inc.	5.900%	2/15/2039	605	621
	Cisco Systems Inc.	5.500%	1/15/2040	515	507
	Cisco Systems Inc.	5.300%	2/26/2054	665	598
	Cisco Systems Inc.	5.500%	2/24/2055	215	200
	Cisco Systems Inc.	5.350%	2/26/2064	300	266
	Concentrix Corp.	6.600%	8/2/2028	220	222
	Corning Inc.	4.375%	11/15/2057	355	266
	Corning Inc.	5.450%	11/15/2079	290	249
	Dell International LLC	5.250%	2/1/2028	615	619
	Dell International LLC	4.750%	4/1/2028	97	97
	Dell International LLC	4.150%	2/15/2029	65	64
	Dell International LLC	5.300%	10/1/2029	290	293
	Dell International LLC	5.000%	4/1/2030	190	190
	Dell International LLC	4.500%	2/15/2031	211	206
	Dell International LLC	4.750%	7/15/2031	336	329
	Dell International LLC	5.300%	4/1/2032	331	332
	Dell International LLC	4.750%	10/6/2032	225	218
	Dell International LLC	5.750%	2/1/2033	340	347
	Dell International LLC	5.000%	2/15/2034	225	218
	Dell International LLC	5.400%	4/15/2034	250	249
	Dell International LLC	4.850%	2/1/2035	155	148
	Dell International LLC	5.500%	4/1/2035	390	388
	Dell International LLC	5.100%	2/15/2036	325	313
	Dell International LLC	8.100%	7/15/2036	485	563
	Dell International LLC	5.250%	2/15/2037	375	361
	Dell International LLC	3.375%	12/15/2041	330	243
	Equifax Inc.	2.350%	9/15/2031	200	174
	Fidelity National Information Services Inc.	4.450%	3/10/2028	326	324
	Fidelity National Information Services Inc.	4.550%	3/10/2029	131	130
	Fidelity National Information Services Inc.	4.800%	3/10/2031	695	681
	Fidelity National Information Services Inc.	3.100%	3/1/2041	870	610
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	5.450%	3/2/2028	220	222
	Fiserv Inc.	4.200%	10/1/2028	376	370
	Fiserv Inc.	3.500%	7/1/2029	550	527
	Fiserv Inc.	4.750%	3/15/2030	479	472
	Fiserv Inc.	2.650%	6/1/2030	575	524
	Fiserv Inc.	4.550%	2/15/2031	255	246
	Fiserv Inc.	5.600%	3/2/2033	220	218
	Fiserv Inc.	5.625%	8/21/2033	394	390
	Fiserv Inc.	5.150%	8/12/2034	535	509
	Fiserv Inc.	5.250%	8/11/2035	30	29
	Fiserv Inc.	4.400%	7/1/2049	373	292
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	255	254
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	493
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	90	88
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	345	339
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	510	490
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	682	675
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	605	533
	HP Inc.	4.750%	1/15/2028	445	445
	HP Inc.	4.000%	4/15/2029	135	132
	HP Inc.	2.650%	6/17/2031	305	270
	HP Inc.	5.500%	1/15/2033	370	372
	HP Inc.	6.000%	9/15/2041	303	297
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	320	309
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	133	117
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	375	316
	Intel Corp.	4.875%	2/10/2028	920	922
	Intel Corp.	1.600%	8/12/2028	215	203
	Intel Corp.	4.000%	8/5/2029	130	127
	Intel Corp.	2.450%	11/15/2029	535	495
	Intel Corp.	5.125%	2/10/2030	505	506
	Intel Corp.	3.900%	3/25/2030	305	293
	Intel Corp.	4.650%	6/1/2031	59	58
	Intel Corp.	2.000%	8/12/2031	445	382
	Intel Corp.	4.150%	8/5/2032	290	272
	Intel Corp.	4.000%	12/15/2032	280	260
	Intel Corp.	5.200%	2/10/2033	1,050	1,038
	Intel Corp.	5.000%	8/15/2033	91	88
	Intel Corp.	5.150%	2/21/2034	305	297
	Intel Corp.	5.300%	5/15/2036	638	615
	Intel Corp.	2.800%	8/12/2041	270	181
	Intel Corp.	4.800%	10/1/2041	135	115
	Intel Corp.	5.625%	2/10/2043	342	318
	Intel Corp.	4.900%	7/29/2045	275	228
	Intel Corp.	4.100%	5/19/2046	440	324
	Intel Corp.	4.100%	5/11/2047	155	113
	Intel Corp.	3.734%	12/8/2047	420	287
	Intel Corp.	3.250%	11/15/2049	555	342
	Intel Corp.	4.750%	3/25/2050	700	551
	Intel Corp.	3.050%	8/12/2051	315	185
	Intel Corp.	4.900%	8/5/2052	492	391
	Intel Corp.	5.700%	2/10/2053	475	424
	Intel Corp.	5.600%	2/21/2054	310	272
	Intel Corp.	6.125%	5/15/2056	755	712
	Intel Corp.	3.100%	2/15/2060	380	204
	Intel Corp.	3.200%	8/12/2061	320	174
	Intel Corp.	5.050%	8/5/2062	415	324
	Intel Corp.	5.900%	2/10/2063	530	475
	International Business Machines Corp.	4.500%	2/6/2028	325	325
	International Business Machines Corp.	3.500%	5/15/2029	1,370	1,326
[1]	International Business Machines Corp.	4.800%	2/10/2030	235	234
	International Business Machines Corp.	1.950%	5/15/2030	300	269
[1]	International Business Machines Corp.	5.000%	2/10/2032	35	35
	International Business Machines Corp.	4.400%	7/27/2032	460	440
[1]	International Business Machines Corp.	5.200%	2/10/2035	375	367
	International Business Machines Corp.	4.950%	2/3/2036	360	340
	International Business Machines Corp.	4.150%	5/15/2039	529	443
	International Business Machines Corp.	4.000%	6/20/2042	193	150
	International Business Machines Corp.	4.250%	5/15/2049	750	549
	International Business Machines Corp.	2.950%	5/15/2050	460	267
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.900%	7/27/2052	255	203
[1]	International Business Machines Corp.	5.700%	2/10/2055	105	93
	International Business Machines Corp.	5.800%	2/3/2056	300	270
	Intuit Inc.	5.125%	9/15/2028	70	71
	Intuit Inc.	4.950%	6/15/2031	225	223
	Intuit Inc.	5.200%	9/15/2033	380	375
	Intuit Inc.	5.500%	6/15/2036	285	278
	Intuit Inc.	5.500%	9/15/2053	335	289
	KLA Corp.	4.650%	7/15/2032	484	474
	KLA Corp.	4.950%	7/15/2052	380	326
	KLA Corp.	5.250%	7/15/2062	85	74
	Lam Research Corp.	4.000%	3/15/2029	320	314
	Lam Research Corp.	1.900%	6/15/2030	25	22
	Lam Research Corp.	4.875%	3/15/2049	50	43
	Lam Research Corp.	2.875%	6/15/2050	300	184
	Marvell Technology Inc.	2.950%	4/15/2031	180	163
	Microchip Technology Inc.	4.900%	3/15/2028	200	200
	Microchip Technology Inc.	5.050%	3/15/2029	585	587
	Microchip Technology Inc.	5.050%	2/15/2030	125	124
	Micron Technology Inc.	2.703%	4/15/2032	225	198
	Microsoft Corp.	3.500%	2/12/2035	325	293
	Microsoft Corp.	3.450%	8/8/2036	885	771
	Microsoft Corp.	4.100%	2/6/2037	212	194
	Microsoft Corp.	4.450%	11/3/2045	395	334
	Microsoft Corp.	3.700%	8/8/2046	659	492
	Microsoft Corp.	4.250%	2/6/2047	380	308
[3]	Microsoft Corp.	2.525%	6/1/2050	1,380	778
	Microsoft Corp.	2.500%	9/15/2050	1,090	610
	Microsoft Corp.	2.921%	3/17/2052	1,329	800
	Microsoft Corp.	4.500%	2/6/2057	90	72
	Microsoft Corp.	2.675%	6/1/2060	633	329
	Microsoft Corp.	3.041%	3/17/2062	325	184
	Motorola Solutions Inc.	4.600%	5/23/2029	210	209
	Motorola Solutions Inc.	2.300%	11/15/2030	370	331
	Motorola Solutions Inc.	2.750%	5/24/2031	365	328
	Motorola Solutions Inc.	5.400%	4/15/2034	365	361
	NVIDIA Corp.	1.550%	6/15/2028	258	245
	NVIDIA Corp.	4.250%	6/15/2028	1,125	1,119
	NVIDIA Corp.	4.350%	6/15/2029	1,125	1,114
	NVIDIA Corp.	2.850%	4/1/2030	595	556
	NVIDIA Corp.	2.000%	6/15/2031	515	452
	NVIDIA Corp.	4.500%	6/15/2031	1,239	1,211
	NVIDIA Corp.	4.750%	6/15/2033	1,052	1,019
	NVIDIA Corp.	4.950%	6/15/2036	1,081	1,029
	NVIDIA Corp.	3.500%	4/1/2040	180	142
	NVIDIA Corp.	5.550%	6/15/2046	814	749
	NVIDIA Corp.	3.500%	4/1/2050	675	454
	NVIDIA Corp.	5.625%	6/15/2056	980	881
	NXP BV	4.300%	6/18/2029	738	726
	NXP BV	3.400%	5/1/2030	155	146
	NXP BV	2.500%	5/11/2031	320	284
	NXP BV	2.650%	2/15/2032	260	227
	NXP BV	5.000%	1/15/2033	175	171
	NXP BV	3.250%	5/11/2041	220	160
	Oracle Corp.	3.250%	11/15/2027	612	600
	Oracle Corp.	2.300%	3/25/2028	530	507
	Oracle Corp.	4.500%	5/6/2028	690	683
	Oracle Corp.	4.800%	8/3/2028	485	482
	Oracle Corp.	4.550%	2/4/2029	848	829
[1]	Oracle Corp.	4.200%	9/27/2029	605	582
	Oracle Corp.	6.150%	11/9/2029	165	167
	Oracle Corp.	2.950%	4/1/2030	1,040	942
	Oracle Corp.	4.650%	5/6/2030	351	338
	Oracle Corp.	4.450%	9/26/2030	890	842
	Oracle Corp.	4.950%	2/4/2031	1,075	1,029
	Oracle Corp.	2.875%	3/25/2031	825	723
	Oracle Corp.	5.250%	2/3/2032	435	418
	Oracle Corp.	4.800%	9/26/2032	1,095	1,013
	Oracle Corp.	6.250%	11/9/2032	685	683
	Oracle Corp.	4.900%	2/6/2033	435	400
38

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	5.350%	5/4/2033	1,334	1,256
Oracle Corp.	4.300%	7/8/2034	560	484
Oracle Corp.	4.700%	9/27/2034	992	874
Oracle Corp.	3.900%	5/15/2035	410	335
Oracle Corp.	5.500%	8/3/2035	751	689
Oracle Corp.	5.200%	9/26/2035	881	790
Oracle Corp.	5.700%	2/4/2036	884	817
Oracle Corp.	3.850%	7/15/2036	611	485
Oracle Corp.	3.800%	11/15/2037	493	375
Oracle Corp.	6.500%	4/15/2038	665	642
Oracle Corp.	6.125%	7/8/2039	704	643
Oracle Corp.	3.600%	4/1/2040	665	461
Oracle Corp.	5.375%	7/15/2040	665	552
Oracle Corp.	3.650%	3/25/2041	580	392
Oracle Corp.	4.500%	7/8/2044	388	273
Oracle Corp.	4.125%	5/15/2045	550	363
Oracle Corp.	5.875%	9/26/2045	730	603
Oracle Corp.	6.550%	2/4/2046	571	509
Oracle Corp.	4.000%	7/15/2046	1,010	647
Oracle Corp.	4.000%	11/15/2047	425	266
Oracle Corp.	3.600%	4/1/2050	926	536
Oracle Corp.	3.950%	3/25/2051	1,162	706
Oracle Corp.	6.900%	11/9/2052	832	751
Oracle Corp.	5.550%	2/6/2053	756	571
Oracle Corp.	5.375%	9/27/2054	435	318
Oracle Corp.	6.000%	8/3/2055	593	477
Oracle Corp.	5.950%	9/26/2055	863	686
Oracle Corp.	6.700%	2/4/2056	1,566	1,379
Oracle Corp.	3.850%	4/1/2060	1,706	957
Oracle Corp.	5.500%	9/27/2064	30	22
Oracle Corp.	6.125%	8/3/2065	360	285
Oracle Corp.	6.100%	9/26/2065	576	454
Oracle Corp.	6.850%	2/4/2066	251	220
Paychex Inc.	5.600%	4/15/2035	705	700
Qorvo Inc.	4.375%	10/15/2029	427	410
QUALCOMM Inc.	1.300%	5/20/2028	60	57
QUALCOMM Inc.	2.150%	5/20/2030	555	504
QUALCOMM Inc.	1.650%	5/20/2032	315	263
QUALCOMM Inc.	4.650%	5/20/2035	270	258
QUALCOMM Inc.	4.800%	5/20/2045	434	370
QUALCOMM Inc.	4.300%	5/20/2047	498	390
QUALCOMM Inc.	3.250%	5/20/2050	160	102
QUALCOMM Inc.	4.500%	5/20/2052	280	219
QUALCOMM Inc.	6.000%	5/20/2053	380	371
Quanta Services Inc.	2.900%	10/1/2030	775	712
RELX Capital Inc.	4.000%	3/18/2029	436	428
RELX Capital Inc.	3.000%	5/22/2030	105	98
RELX Capital Inc.	5.250%	3/27/2035	591	581
Roper Technologies Inc.	1.750%	2/15/2031	185	159
Roper Technologies Inc.	4.900%	10/15/2034	150	143
Roper Technologies Inc.	5.100%	9/15/2035	400	381
S&P Global Inc.	2.950%	3/1/2029	295	283
S&P Global Inc.	4.250%	5/1/2029	650	641
S&P Global Inc.	2.900%	3/1/2032	360	323
S&P Global Inc.	3.700%	3/1/2052	285	202
Salesforce Inc.	4.500%	3/15/2028	1,205	1,202
Salesforce Inc.	3.700%	4/11/2028	594	586
Salesforce Inc.	1.500%	7/15/2028	105	99
Salesforce Inc.	4.650%	3/15/2029	1,459	1,453
Salesforce Inc.	1.950%	7/15/2031	185	160
Salesforce Inc.	4.900%	9/15/2031	1,155	1,140
Salesforce Inc.	5.200%	3/15/2033	820	811
Salesforce Inc.	5.550%	3/15/2036	1,300	1,277
Salesforce Inc.	2.700%	7/15/2041	383	255
Salesforce Inc.	6.400%	3/15/2046	450	443
Salesforce Inc.	2.900%	7/15/2051	675	381
Salesforce Inc.	6.550%	3/15/2056	1,075	1,048
Salesforce Inc.	3.050%	7/15/2061	205	109
Salesforce Inc.	6.700%	3/15/2066	270	265
ServiceNow Inc.	4.250%	5/15/2028	220	219
39

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ServiceNow Inc.	1.400%	9/1/2030	550	479
	ServiceNow Inc.	5.400%	5/15/2036	364	357
[1]	ServiceNow Inc.	6.300%	5/15/2056	220	218
	Synopsys Inc.	4.650%	4/1/2028	295	295
	Synopsys Inc.	5.000%	4/1/2032	760	751
	Synopsys Inc.	5.150%	4/1/2035	600	583
	Synopsys Inc.	5.700%	4/1/2055	685	634
	Texas Instruments Inc.	2.250%	9/4/2029	175	163
	Texas Instruments Inc.	1.750%	5/4/2030	318	285
	Texas Instruments Inc.	4.900%	3/14/2033	165	164
	Texas Instruments Inc.	3.875%	3/15/2039	25	21
	Texas Instruments Inc.	4.150%	5/15/2048	300	235
	Texas Instruments Inc.	5.150%	2/8/2054	160	142
	Texas Instruments Inc.	5.050%	5/18/2063	515	434
	TSMC Arizona Corp.	2.500%	10/25/2031	240	214
	TSMC Arizona Corp.	4.250%	4/22/2032	340	329
	TSMC Arizona Corp.	3.125%	10/25/2041	220	170
	TSMC Arizona Corp.	3.250%	10/25/2051	170	119
	TSMC Arizona Corp.	4.500%	4/22/2052	180	156
	VMware LLC	1.800%	8/15/2028	160	151
	VMware LLC	4.700%	5/15/2030	205	202
	VMware LLC	2.200%	8/15/2031	430	373
	Workday Inc.	3.700%	4/1/2029	300	291
	Workday Inc.	3.800%	4/1/2032	310	288
					147,782
Utilities (0.3%)
[1]	AEP Texas Inc.	5.200%	4/15/2036	240	231
	AEP Texas Inc.	5.850%	10/15/2055	205	192
	American Water Capital Corp.	4.450%	6/1/2032	480	466
	American Water Capital Corp.	5.250%	3/1/2035	505	500
	American Water Capital Corp.	3.750%	9/1/2047	265	193
	American Water Capital Corp.	5.700%	9/1/2055	130	123
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	205	196
	Commonwealth Edison Co.	4.000%	3/1/2048	295	222
	Commonwealth Edison Co.	5.850%	6/1/2056	240	231
	Hydro One Inc.	4.750%	5/30/2031	290	286
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	260	265
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	310	262
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	175	161
[2]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	275	265
	PPL Electric Utilities Corp.	5.250%	5/15/2053	135	120
					3,713
Total Investments (98.2%) (Cost $1,237,984)					1,185,281
Other Assets and Liabilities—Net (1.8%)					22,101
Net Assets (100%)					1,207,382

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $9,389, representing 0.8% of net assets.

3	Securities with a value of $304 have been segregated as initial margin for open futures contracts.

DAC—Designated Activity Company.
40

ESG U.S. Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2026	8	846	—
Ultra 10-Year U.S. Treasury Note	December 2026	18	1,969	(2)
				(2)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2026	(40)	(4,306)	31
Long U.S. Treasury Bond	December 2026	(13)	(1,412)	2
Ultra Long U.S. Treasury Bond	December 2026	(19)	(2,091)	20
				53
				51
See accompanying Notes, which are an integral part of the Financial Statements.
41

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,237,984)	1,185,281
Investment in Vanguard	24
Cash	3,205
Receivables for Investment Securities Sold	11,616
Receivables for Accrued Income	15,760
Variation Margin Receivable—Futures Contracts	24
Total Assets	1,215,910
Liabilities
Payables for Investment Securities Purchased	8,466
Payables to Vanguard	62
Total Liabilities	8,528
Net Assets	1,207,382
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,282,045
Total Distributable Earnings (Loss)	(74,663)
Net Assets	1,207,382

Net Assets
Applicable to 19,650,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,207,382
Net Asset Value Per Share	$61.44
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	53,110
Total Income	53,110
Expenses
The Vanguard Group—Note C
Investment Advisory Services	39
Management and Administrative[1]	1,089
Marketing and Distribution	47
Custodian Fees	10
Auditing Fees	45
Accounting Fees[1]	50
Shareholders’ Reports[1]	16
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	1,307
Net Investment Income	51,803
Realized Net Gain (Loss)
Investment Securities Sold[2]	(4,540)
Futures Contracts	58
Realized Net Gain (Loss)	(4,482)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(36,771)
Futures Contracts	48
Change in Unrealized Appreciation (Depreciation)	(36,723)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,598

1	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
2	Includes ($865) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
43

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,803	37,013
Realized Net Gain (Loss)	(4,482)	(3,884)
Change in Unrealized Appreciation (Depreciation)	(36,723)	(120)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,598	33,009
Distributions
Total Distributions	(49,956)	(35,929)
Capital Share Transactions
Issued	421,722	260,406
Issued in Lieu of Cash Distributions	—	—
Redeemed	(78,124)	(6,177)
Net Increase (Decrease) from Capital Share Transactions	343,598	254,229
Total Increase (Decrease)	304,240	251,309
Net Assets
Beginning of Period	903,142	651,833
End of Period	1,207,382	903,142
See accompanying Notes, which are an integral part of the Financial Statements.
44

ESG U.S. Corporate Bond ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$63.49	$63.91	$61.16	$62.65	$74.86
Investment Operations
Net Investment Income[1]	3.000	2.936	2.719	2.217	1.542
Net Realized and Unrealized Gain (Loss) on Investments	(2.116)	(.463 )	2.657	(1.574)	(12.307)
Total from Investment Operations	.884	2.473	5.376	.643	(10.765)
Distributions
Dividends from Net Investment Income	(2.934)	(2.893)	(2.626)	(2.133)	(1.445)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.934)	(2.893)	(2.626)	(2.133)	(1.445)
Net Asset Value, End of Period	$61.44	$63.49	$63.91	$61.16	$62.65
Total Return	1.37%	4.01%	9.05%	1.09%	-14.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,207	$903	$652	$428	$338
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	4.76%	4.68%	4.40%	3.62%	2.26%
Portfolio Turnover Rate[3]	36%	33%	32%	28%	34%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
46

ESG U.S. Corporate Bond ETF
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	1,185,281	—	1,185,281

Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
Liabilities
Futures Contracts[1]	(2)	—	—	(2)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(912)
Total Distributable Earnings (Loss)	912
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,868
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(53,082)
Capital Loss Carryforwards	(26,449)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(74,663)
47

ESG U.S. Corporate Bond ETF
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	49,956	35,929
Long-Term Capital Gains	—	—
Total	49,956	35,929

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,238,363
Gross Unrealized Appreciation	1,230
Gross Unrealized Depreciation	(54,312)
Net Unrealized Appreciation (Depreciation)	(53,082)
F. During the year ended August 31, 2026, the fund purchased $252,176,000 of investment securities and sold $239,096,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $139,473,000 and $145,449,000, respectively. In addition, the fund purchased and sold investment securities of $404,034,000 and $75,945,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	6,675	4,125
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,250)	(100)
Net Increase (Decrease) in Shares Outstanding	5,425	4,025
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
48

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Corporate Bond ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
49

Tax information (unaudited)
The fund hereby designates for the fiscal year $110,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 84.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q41580 102026
50

Financial Statements
For the period ended August 31, 2026
Vanguard Emerging Markets Ex-China ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	26

Emerging Markets Ex-China ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Brazil (4.1%)
	Vale SA	119,767	1,799
	Petroleo Brasileiro SA - Petrobras	126,644	1,229
	B3 SA - Brasil Bolsa Balcao	171,686	537
	WEG SA	50,604	490
	Axia Energia SA	45,184	463
	Banco BTG Pactual SA	40,142	424
	Ambev SA	145,951	423
	Embraer SA	23,248	420
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	79,341	387
*	PRIO SA	27,494	333
	Equatorial SA	34,728	246
	Vibra Energia SA	35,507	236
	Banco do Brasil SA	57,892	232
	Localiza Rent a Car SA	29,994	203
	Suzano SA	22,878	200
	Cia Paranaense de Energia - Copel	64,550	186
[1]	Rede D'Or Sao Luiz SA	25,498	173
	Raia Drogasil SA	44,648	169
	BB Seguridade Participacoes SA	20,954	163
	Ultrapar Participacoes SA	24,006	161
*	Eneva SA	30,854	156
	Banco Bradesco SA	52,402	153
	Telefonica Brasil SA	24,157	139
	Rumo SA	47,494	138
	Energisa SA	14,568	135
	TOTVS SA	19,159	131
	Itau Unibanco Holding SA	15,696	130
	Motiva Infraestrutura de Mobilidade SA	42,222	126
	Klabin SA	30,243	110
	TIM SA	26,371	95
	Cia de Saneamento de Minas Gerais Copasa MG	8,406	90
	MBRF Global Foods Co. SA	25,342	89
	Engie Brasil Energia SA	15,197	86
	Banco Santander Brasil SA	13,612	78
	Caixa Seguridade Participacoes SA	20,541	77
	Sendas Distribuidora SA	45,525	74
	Lojas Renner SA	33,013	69
*	Cosan SA	80,689	61
	Allos SA	11,782	61
	Multiplan Empreendimentos Imobiliarios SA	11,094	60
	Porto Seguro SA	6,221	59
	Transmissora Alianca de Energia Eletrica SA	7,629	58
	Smartfit Escola de Ginastica e Danca SA	17,993	58
	Hypera SA	13,523	57
	CPFL Energia SA	6,511	56
*	Natura Cosmeticos SA	29,696	50
	Brava Energia	13,554	45
[1]	GPS Participacoes e Empreendimentos SA	15,391	37
	Alupar Investimento SA	5,382	34
	Cia De Saneamento do Parana Sanepar	5,265	34
*	Auren Energia SA	11,382	25
	CSN Mineracao SA	13,906	16
	Grupo Mateus SA	16,560	15
	M Dias Branco SA	3,548	12
	Cia Energetica de Minas Gerais	3,557	11
			11,099
Chile (0.8%)
	Banco de Chile	1,523,432	314
	Falabella SA	40,752	270
1

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Latam Airlines Group SA	7,147,970	185
	Banco de Credito e Inversiones SA	2,660	184
	Banco Santander Chile	2,030,028	175
	Plaza SA	28,508	120
	Parque Arauco SA	24,821	104
	Empresas Copec SA	13,279	94
	Latam Airlines Group SA ADR	1,824	91
	Cencosud SA	41,140	86
	Enel Chile SA	849,567	73
	Enel Americas SA	630,403	57
	Banco Itau Chile SA	2,088	49
	Quinenco SA	9,432	45
	Empresas CMPC SA	40,415	44
	Cencosud Shopping SA	16,649	44
	Colbun SA	254,382	40
	Aguas Andinas SA Class A	91,679	31
	Cia Cervecerias Unidas SA	4,189	24
	Cia Sud Americana de Vapores SA	425,895	22
			2,052
Colombia (0.2%)
	Grupo Cibest SA	7,667	202
	Interconexion Electrica SA ESP	14,714	130
	Ecopetrol SA	152,377	126
	Cementos Argos SA	18,121	62
			520
Czech Republic (0.2%)
	CEZ A/S	4,810	319
	Komercni Banka A/S	2,540	130
[1]	Moneta Money Bank A/S	9,261	87
	Colt CZ Group SE	453	20
			556
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	88,943	238
	Talaat Moustafa Group	24,024	46
			284
Greece (1.2%)
	National Bank of Greece SA	28,270	552
	Eurobank SA	83,689	444
	Piraeus Bank SA	36,329	432
	Alpha Bank SA	54,935	291
	Public Power Corp. SA	10,245	285
	Bank of Cyprus Holdings plc	12,254	152
	Motor Oil Hellas Corinth Refineries SA	2,154	151
	GEK Terna SA	2,759	149
	Hellenic Telecommunications Organization SA	5,469	126
	JUMBO SA	4,154	125
	Allwyn AG	6,431	101
	Optima bank SA	6,371	90
	Titan SA	1,229	78
	Cenergy Holdings SA	2,088	56
	HELLENiQ ENERGY Holdings SA	2,594	47
*	CrediaBank SA	31,673	37
	Holding Co. ADMIE IPTO SA	5,606	29
	Viohalco SA	1,363	27
	Athens International Airport SA	2,060	25
	Ballys Intralot SA	17,749	24
*	Athens Water Supply & Sewage Co. SA	1,185	18
*	Aktor SA Holding Co. Technical & Energy Projects	1,458	17
*	LAMDA Development SA	2,098	16
	Aegean Airlines SA	903	13
	Sarantis SA	742	12
	Piraeus Port Authority SA	165	8
	ElvalHalcor SA	1,596	7
	Autohellas Tourist & Trading SA	419	6
	Quest Holdings SA	696	6
	Ellaktor SA	1,913	3
			3,327
2

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
Hungary (0.6%)
	OTP Bank Nyrt.	7,730	1,112
*	MOL Hungarian Oil & Gas plc	15,047	242
	Richter Gedeon Nyrt.	4,857	203
	Magyar Telekom Telecommunications plc	9,063	73
	Opus Global Nyrt.	17,124	17
			1,647
Iceland (0.1%)
	Islandsbanki HF	57,197	67
[1]	Arion Banki HF	42,329	66
	Hagar hf	33,457	34
*	Alvotech SA	5,248	27
	Festi hf	9,925	25
	Reitir fasteignafelag hf	21,199	20
	Kvika banki hf	149,095	16
			255
India (21.5%)
	Reliance Industries Ltd.	229,059	3,069
	HDFC Bank Ltd.	388,692	2,888
	ICICI Bank Ltd.	180,574	2,751
	Bharti Airtel Ltd.	103,386	1,965
	Infosys Ltd.	116,075	1,382
	Mahindra & Mahindra Ltd.	31,698	1,092
	Axis Bank Ltd.	78,284	1,067
	Bajaj Finance Ltd.	93,239	1,034
	Larsen & Toubro Ltd.	22,926	972
	Tata Consultancy Services Ltd.	34,725	873
	Kotak Mahindra Bank Ltd.	186,091	818
	Sun Pharmaceutical Industries Ltd.	36,375	757
	State Bank of India	62,734	697
	Titan Co. Ltd.	12,588	673
	Hindustan Unilever Ltd.	30,462	629
	Maruti Suzuki India Ltd.	4,315	614
	Shriram Finance Ltd.	47,745	556
	NTPC Ltd.	161,552	555
	Hindalco Industries Ltd.	50,559	539
*	Eternal Ltd.	156,419	538
	Tata Steel Ltd.	276,200	534
	Bharat Electronics Ltd.	121,319	528
	UltraTech Cement Ltd.	4,188	503
	HCL Technologies Ltd.	34,359	472
	Grasim Industries Ltd.	12,196	431
	Divi's Laboratories Ltd.	4,324	430
	Asian Paints Ltd.	15,446	429
	Power Grid Corp. of India Ltd.	154,218	427
	Adani Ports & Special Economic Zone Ltd.	24,986	418
	JSW Steel Ltd.	29,959	411
	Eicher Motors Ltd.	4,763	398
*	Adani Power Ltd.	185,412	385
	Nestle India Ltd.	24,463	384
	Tech Mahindra Ltd.	21,662	370
	TVS Motor Co. Ltd.	7,797	355
*,1	InterGlobe Aviation Ltd.	6,369	349
	Tata Motors Ltd.	69,993	346
	Coal India Ltd.	81,468	344
	Apollo Hospitals Enterprise Ltd.	3,515	328
	Hindustan Aeronautics Ltd.	6,432	324
	Oil & Natural Gas Corp. Ltd.	131,636	320
	Adani Enterprises Ltd.	10,094	303
	Cholamandalam Investment & Finance Co. Ltd.	14,994	292
	Bajaj Auto Ltd.	2,280	291
	Cipla Ltd.	19,493	288
	Jio Financial Services Ltd.	113,317	287
	Trent Ltd.	9,259	280
	Max Healthcare Institute Ltd.	25,288	277
	Bajaj Finserv Ltd.	13,031	276
	ITC Ltd.	102,195	274
	Torrent Pharmaceuticals Ltd.	5,047	269
[1]	SBI Life Insurance Co. Ltd.	14,737	269
3

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Samvardhana Motherson International Ltd.	148,063	265
*	One 97 Communications Ltd.	14,356	258
	Hero MotoCorp Ltd.	4,443	254
	Dr Reddy's Laboratories Ltd.	20,785	253
[1]	Laurus Labs Ltd.	12,518	252
	Coforge Ltd.	12,043	251
	Cummins India Ltd.	4,622	248
	Tata Consumer Products Ltd.	22,333	243
	Tata Motors Passenger Vehicles Ltd.	72,453	235
	BSE Ltd.	6,793	234
	Federal Bank Ltd.	62,093	232
	Bharat Heavy Electricals Ltd.	49,489	230
	Indian Hotels Co. Ltd. Class A	29,511	229
*	PB Fintech Ltd.	11,619	229
	CG Power & Industrial Solutions Ltd.	23,375	225
	Britannia Industries Ltd.	4,056	223
	Bharat Petroleum Corp. Ltd.	64,232	218
	Persistent Systems Ltd.	3,613	212
	Tata Power Co. Ltd.	57,709	210
	Bharat Forge Ltd.	9,103	201
	GE Vernova T&D India Ltd.	4,277	200
[1]	AU Small Finance Bank Ltd.	17,521	200
	Dixon Technologies India Ltd.	1,279	199
[1]	HDFC Asset Management Co. Ltd.	7,006	193
	Wipro Ltd.	99,171	192
*,1	Avenue Supermarts Ltd.	4,657	191
	Varun Beverages Ltd.	45,460	191
	Lupin Ltd.	8,284	190
*	Suzlon Energy Ltd.	378,186	188
	Pidilite Industries Ltd.	10,609	188
	Indian Oil Corp. Ltd.	127,770	186
[1]	HDFC Life Insurance Co. Ltd.	32,241	184
	Ashok Leyland Ltd.	97,340	179
	Indus Towers Ltd.	43,894	179
	Polycab India Ltd.	1,804	179
	Solar Industries India Ltd.	827	175
	Power Finance Corp. Ltd.	49,235	174
	GAIL India Ltd.	92,502	172
*	Aurobindo Pharma Ltd.	9,519	171
	Jindal Steel Ltd.	13,353	167
	Info Edge India Ltd.	12,111	167
	DLF Ltd.	22,233	161
	United Spirits Ltd.	10,285	161
*	FSN E-Commerce Ventures Ltd.	43,712	160
	Fortis Healthcare Ltd.	16,712	159
	Marico Ltd.	18,381	158
*	Adani Energy Solutions Ltd.	10,615	158
[1]	LTM Ltd.	3,299	157
	Bosch Ltd.	295	155
	Hitachi Energy India Ltd.	437	155
	IndusInd Bank Ltd.	14,517	155
	Multi Commodity Exchange of India Ltd.	4,229	151
*	Max Financial Services Ltd.	8,972	148
*	APL Apollo Tubes Ltd.	6,304	147
*	Swiggy Ltd.	49,756	147
	ABB India Ltd.	1,823	146
	REC Ltd.	42,490	144
*	Yes Bank Ltd.	601,916	144
*	Vodafone Idea Ltd.	933,048	140
	Embassy Office Parks REIT	30,214	139
	SRF Ltd.	4,907	132
	Phoenix Mills Ltd.	6,554	131
[1]	ICICI Lombard General Insurance Co. Ltd.	7,951	131
[1]	Sona Blw Precision Forgings Ltd.	15,238	130
*	Lenskart Solutions Ltd.	18,685	130
	IDFC First Bank Ltd.	142,665	129
	Glenmark Pharmaceuticals Ltd.	4,908	128
	Siemens Ltd.	3,005	127
	Godrej Consumer Products Ltd.	13,408	127
*	Adani Green Energy Ltd.	9,942	127
4

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	KEI Industries Ltd.	2,086	126
	Hindustan Petroleum Corp. Ltd.	32,503	125
	National Aluminium Co. Ltd.	30,398	122
	Ambuja Cements Ltd.	29,110	122
	Biocon Ltd.	27,887	121
[1]	Lodha Developers Ltd.	9,570	120
	Mphasis Ltd.	4,666	119
	360 ONE WAM Ltd.	9,339	115
	Muthoot Finance Ltd.	3,643	114
	Oracle Financial Services Software Ltd.	856	113
	UPL Ltd.	19,044	112
	Sundaram Finance Ltd.	2,351	112
	Hyundai Motor India Ltd.	4,832	112
	Bajaj Holdings & Investment Ltd.	909	111
*	Vishal Mega Mart Ltd.	95,074	110
*	Aditya Birla Capital Ltd.	25,315	109
	Vedanta Ltd.	37,089	108
	NMDC Ltd.	116,572	108
	Tube Investments of India Ltd.	3,689	108
*	Apar Industries Ltd.	576	107
	Steel Authority of India Ltd.	51,617	106
	MRF Ltd.	75	105
	Zydus Lifesciences Ltd.	8,594	105
	NHPC Ltd.	129,188	104
	Siemens Energy India Ltd.	3,031	103
	Union Bank of India Ltd.	51,428	102
	Hindustan Zinc Ltd.	16,203	101
	Godrej Properties Ltd.	4,804	101
	Havells India Ltd.	7,763	101
	JSW Energy Ltd.	18,363	100
	Ipca Laboratories Ltd.	4,816	100
	L&T Finance Ltd.	29,553	99
	Voltas Ltd.	7,842	98
*	Mankind Pharma Ltd.	3,853	98
	Colgate-Palmolive India Ltd.	4,813	96
	Piramal Finance Ltd.	3,987	96
	Oil India Ltd.	18,445	94
*	GMR Airports Ltd.	94,124	92
	Prestige Estates Projects Ltd.	5,352	92
	Punjab National Bank	76,503	92
	Dabur India Ltd.	21,819	87
	Coromandel International Ltd.	4,345	87
	Bank of Baroda	34,683	87
	Indian Bank	9,100	86
	Mahindra & Mahindra Financial Services Ltd.	21,924	86
	Alkem Laboratories Ltd.	1,521	85
	Torrent Power Ltd.	6,479	83
	UNO Minda Ltd.	6,199	83
	Shree Cement Ltd.	337	82
	Kalyan Jewellers India Ltd.	13,068	82
	WAAREE Energies Ltd.	2,963	81
	Petronet LNG Ltd.	25,496	80
	Canara Bank	60,333	80
	Oberoi Realty Ltd.	4,026	79
*,1	Billionbrains Garage Ventures Ltd.	39,458	79
	Supreme Industries Ltd.	2,067	77
	Tata Capital Ltd.	19,957	77
	Page Industries Ltd.	199	75
[1]	Nippon Life India Asset Management Ltd.	5,975	73
	Jindal Stainless Ltd.	9,896	73
	Tata Communications Ltd.	3,861	70
	PI Industries Ltd.	2,761	69
	SBI Cards & Payment Services Ltd.	10,193	69
	Jubilant Foodworks Ltd.	13,215	69
[1]	ICICI Prudential Life Insurance Co. Ltd.	12,555	68
	Blue Star Ltd.	4,441	68
	Astral Ltd.	4,210	67
	Mazagon Dock Shipbuilders Ltd.	2,560	67
	ITC Hotels Ltd.	39,766	67
	Balkrishna Industries Ltd.	2,762	66
5

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Lloyds Metals & Energy Ltd.	3,516	66
	Exide Industries Ltd.	14,117	65
	Motilal Oswal Financial Services Ltd.	5,906	65
	JK Cement Ltd.	1,210	65
	Container Corp. of India Ltd.	11,712	63
	Gujarat Fluorochemicals Ltd.	1,280	63
[1]	Indian Railway Finance Corp. Ltd.	72,629	63
[1]	RBL Bank Ltd.	15,526	62
*	LG Electronics India Ltd.	3,505	62
	Hindustan Copper Ltd.	11,078	61
*	Poonawalla Fincorp Ltd.	12,135	59
	ICICI Prudential Asset Management Co. Ltd.	1,825	59
	Schaeffler India Ltd.	1,378	58
	LIC Housing Finance Ltd.	9,754	55
	Ajanta Pharma Ltd.	1,451	55
	Cholamandalam Financial Holdings Ltd.	3,425	53
[1]	Dr Lal PathLabs Ltd.	2,591	53
	Tata Elxsi Ltd.	1,381	52
	Indian Railway Catering & Tourism Corp. Ltd.	10,267	52
	HDB Financial Services Ltd.	7,239	52
	Dalmia Bharat Ltd.	2,610	51
[1]	Cochin Shipyard Ltd.	3,196	51
	Adani Total Gas Ltd.	7,606	50
	Central Depository Services India Ltd.	3,407	50
[1]	General Insurance Corp. of India	13,471	50
	Tata Technologies Ltd.	5,529	48
	GlaxoSmithKline Pharmaceuticals Ltd.	1,436	46
	AIA Engineering Ltd.	1,034	46
[1]	Bandhan Bank Ltd.	26,637	46
	Berger Paints India Ltd.	8,828	46
	Narayana Hrudayalaya Ltd.	2,321	46
*	Star Health & Allied Insurance Co. Ltd.	7,809	46
	Bank of India	30,500	45
	Bank of Maharashtra	51,977	45
	Deepak Nitrite Ltd.	2,356	43
	Linde India Ltd.	646	43
	Bharti Hexacom Ltd.	2,563	42
	Thermax Ltd.	1,013	41
	Patanjali Foods Ltd.	11,387	41
	Rail Vikas Nigam Ltd.	18,799	41
	Bharat Dynamics Ltd.	3,092	41
[1]	Premier Energies Ltd.	3,728	41
*	Meesho Ltd.	19,182	41
	JSW Infrastructure Ltd.	11,118	40
*	Aarti Industries Ltd.	7,182	39
	Indraprastha Gas Ltd.	24,491	39
*	Kaynes Technology India Ltd.	1,021	39
*	Bajaj Housing Finance Ltd.	44,488	39
	ACC Ltd.	2,719	36
	United Breweries Ltd.	2,612	36
[1]	Endurance Technologies Ltd.	1,208	36
[1]	L&T Technology Services Ltd.	949	36
	CRISIL Ltd.	711	36
	Gujarat Energy Ltd. (XNSE)	13,526	35
	AWL Agri Business Ltd.	17,334	35
	Castrol India Ltd.	16,803	33
	NLC India Ltd.	11,784	33
	Indian Renewable Energy Development Agency Ltd.	26,652	33
	Escorts Kubota Ltd.	1,024	32
[1]	Syngene International Ltd.	7,501	32
	Housing & Urban Development Corp. Ltd.	16,879	32
	Godfrey Phillips India Ltd.	1,449	32
	3M India Ltd.	90	31
	Hexaware Technologies Ltd.	5,283	31
*	NTPC Green Energy Ltd.	32,164	30
	Honeywell Automation India Ltd.	77	29
*	Authum Investment & Infrastructure Ltd.	4,923	29
	IRB Infrastructure Developers Ltd.	133,320	27
	Emami Ltd.	6,550	25
	Whirlpool of India Ltd.	2,729	23
6

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
[1]	New India Assurance Co. Ltd.	10,468	21
	Knowledge Realty Trust	18,013	21
	Bayer CropScience Ltd.	448	19
	Sun TV Network Ltd.	3,835	19
*	IDBI Bank Ltd.	19,077	18
	Metro Brands Ltd.	1,864	18
*	Indian Overseas Bank	49,515	17
*	Godrej Industries Ltd.	1,421	17
*	Vedant Fashions Ltd.	2,995	17
	Bata India Ltd.	2,277	16
	SJVN Ltd.	24,347	16
	Kansai Nerolac Paints Ltd.	7,294	15
*	Relaxo Footwears Ltd.	3,590	13
	Mangalore Refinery & Petrochemicals Ltd.	6,757	12
	Central Bank of India Ltd.	31,945	10
*,2	Gujarat Energy Ltd.	4,216	7
			57,763
Indonesia (1.0%)
	Bank Central Asia Tbk. PT	1,695,575	619
	Bank Rakyat Indonesia Persero Tbk. PT	2,312,894	424
	Bank Mandiri Persero Tbk. PT	1,472,044	351
	Telkom Indonesia Persero Tbk. PT	1,509,169	221
	Astra International Tbk. PT	578,218	157
	Bank Negara Indonesia Persero Tbk. PT	445,159	97
	Merdeka Copper Gold Tbk. PT	438,996	73
*	Amman Mineral Internasional PT	281,561	69
	United Tractors Tbk. PT	43,216	59
	Indofood Sukses Makmur Tbk. PT	127,997	54
	Charoen Pokphand Indonesia Tbk. PT	235,960	40
	Alamtri Resources Indonesia Tbk. PT	232,787	37
	Sumber Alfaria Trijaya Tbk. PT	475,201	36
	Indofood CBP Sukses Makmur Tbk. PT	80,352	34
	XLSMART Telecom Sejahtera Tbk. PT	198,316	31
	Indah Kiat Pulp & Paper Tbk. PT	60,604	30
	Perusahaan Gas Negara Persero Tbk. PT	349,611	30
	Indosat Tbk. PT	194,060	27
	Barito Pacific Tbk. PT	236,550	24
	Vale Indonesia Tbk. PT	82,425	24
	Bukit Asam Persero Tbk. PT	123,401	18
	Sarana Menara Nusantara Tbk. PT	716,417	18
	Bank Syariah Indonesia Persero Tbk. PT	166,559	17
	Dayamitra Telekomunikasi PT	643,142	17
	Gudang Garam Tbk. PT	13,524	16
	Unilever Indonesia Tbk. PT	163,365	16
	Indocement Tunggal Prakarsa Tbk. PT	45,292	14
	Jasa Marga Persero Tbk. PT	75,868	13
	Mayora Indah Tbk. PT	146,730	13
	Avia Avian Tbk. PT	598,301	13
	PT Tower Bersama Infrastructure Tbk.	51,811	4
			2,596
Kuwait (0.9%)
	Kuwait Finance House KSCP	414,490	1,033
	National Bank of Kuwait SAKP	291,992	826
	Mobile Telecommunications Co. KSCP	74,720	146
	Boubyan Bank KSCP	63,891	137
	Gulf Bank KSCP	76,470	88
	Mabanee Co. KPSC	26,262	83
	Warba Bank KSCP	78,393	70
	Burgan Bank SAK	36,211	22
			2,405
Malaysia (2.1%)
	Malayan Banking Bhd.	258,462	685
	Public Bank Bhd.	500,442	615
	CIMB Group Holdings Bhd.	286,396	566
	Tenaga Nasional Bhd.	160,587	565
	Press Metal Aluminium Holdings Bhd.	129,603	257
	IHH Healthcare Bhd.	105,564	216
	Gamuda Bhd.	179,521	201
7

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	SD Guthrie Bhd.	124,544	197
	AMMB Holdings Bhd.	99,181	170
	RHB Bank Bhd.	77,054	166
	Petronas Gas Bhd.	32,923	144
	YTL Power International Bhd.	96,045	137
	MISC Bhd.	68,337	134
	Hong Leong Bank Bhd.	20,739	121
	Sunway Bhd.	88,270	113
	IOI Corp. Bhd.	96,605	112
	Petronas Chemicals Group Bhd.	98,771	105
	Kuala Lumpur Kepong Bhd.	17,477	95
	Celcomdigi Bhd.	130,155	91
	Maxis Bhd.	97,756	91
	YTL Corp. Bhd.	143,557	88
	Sime Darby Bhd.	136,911	88
	IJM Corp. Bhd.	114,235	80
	Telekom Malaysia Bhd.	39,269	75
	Dialog Group Bhd.	147,340	72
	Axiata Group Bhd.	151,182	68
	Petronas Dagangan Bhd.	11,559	58
	Nestle Malaysia Bhd.	2,115	53
	QL Resources Bhd.	53,588	51
	PPB Group Bhd.	20,040	49
*	Sunway Healthcare Holdings Bhd.	77,107	41
	Alliance Bank Malaysia Bhd.	32,916	40
	99 Speed Mart Retail Holdings Bhd.	47,700	40
[1]	MR DIY Group M Bhd.	115,023	39
	Fraser & Neave Holdings Bhd.	5,510	35
	Genting Bhd.	68,344	35
	Top Glove Corp. Bhd.	165,973	27
	Genting Malaysia Bhd.	52,264	22
			5,742
Mexico (3.0%)
	Grupo Mexico SAB de CV Class B	96,697	1,329
	Grupo Financiero Banorte SAB de CV	97,923	1,109
	Fomento Economico Mexicano SAB de CV	58,207	702
	America Movil SAB de CV Class B	512,933	592
	Cemex SAB de CV	516,094	556
	Wal-Mart de Mexico SAB de CV	169,166	468
	Industrias Penoles SAB de CV	6,460	343
	Arca Continental SAB de CV	29,805	342
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	14,130	291
	Coca-Cola Femsa SAB de CV	16,064	179
	Prologis Property Mexico SA de CV	38,516	175
	Fibra Uno Administracion SA de CV	96,596	167
	Grupo Carso SAB de CV	18,713	154
	Grupo Financiero Inbursa SAB de CV	57,205	149
	Grupo Aeroportuario del Sureste SAB de CV Class B	5,588	143
	Grupo Bimbo SAB de CV Class A	39,929	139
	Kimberly-Clark de Mexico SAB de CV Class A	54,396	128
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	9,812	121
	Corp. Inmobiliaria Vesta SAB de CV	30,806	107
	Promotora y Operadora de Infraestructura SAB de CV	6,268	97
[1]	Banco del Bajio SA	28,155	95
	Gentera SAB de CV	38,931	93
	Megacable Holdings SAB de CV	28,287	88
	Sigma Foods SAB de CV Class A	78,274	86
	Regional SAB de CV	9,178	76
	Gruma SAB de CV Class B	5,182	75
	Qualitas Controladora SAB de CV	7,201	65
	GCC SAB de CV	5,578	64
*	Alpek SAB de CV Class A	69,491	52
	Grupo Comercial Chedraui SA de CV	7,997	42
	Alsea SAB de CV	14,223	35
*	Orbia Advance Corp. SAB de CV	27,971	35
	El Puerto de Liverpool SAB de CV	5,728	34
	Becle SAB de CV	13,058	11
			8,142
8

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
Philippines (0.5%)
	International Container Terminal Services Inc.	37,020	525
	BDO Unibank Inc.	78,551	146
	Bank of the Philippine Islands	63,226	102
	SM Prime Holdings Inc.	332,972	95
	Ayala Corp.	9,582	76
	Metropolitan Bank & Trust Co.	60,109	64
	Ayala Land Inc.	233,904	58
	PLDT Inc.	3,195	58
	Manila Electric Co.	6,818	50
	Jollibee Foods Corp.	15,590	38
	JG Summit Holdings Inc.	94,170	32
	Aboitiz Power Corp.	40,891	30
	Globe Telecom Inc.	1,051	28
	Universal Robina Corp.	28,749	28
	GT Capital Holdings Inc.	3,019	23
	Puregold Price Club Inc.	30,422	20
[1]	Monde Nissin Corp.	153,632	17
	LT Group Inc.	63,116	15
	DMCI Holdings Inc.	109,942	14
	ACEN Corp.	307,013	14
	Converge Information & Communications Technology Solutions Inc.	81,986	12
	Megaworld Corp.	263,405	9
	Semirara Mining & Power Corp. Class A	29,517	8
			1,462
Qatar (0.8%)
	Qatar National Bank QPSC	147,180	675
	Qatar Islamic Bank QPSC	61,726	368
	Industries Qatar QSC	66,944	184
	Commercial Bank PSQC	117,496	135
	Qatar Gas Transport Co. Ltd.	97,209	115
	Ooredoo QPSC	32,848	114
	Al Rayan Bank	207,883	108
	Qatar International Islamic Bank QSC	29,724	90
	Qatar Fuel QSC	20,318	67
	Nebras Energy	17,068	64
	Dukhan Bank	70,965	63
	Mesaieed Petrochemical Holding Co.	179,370	54
	Barwa Real Estate Co.	70,227	44
	Qatar Aluminum Manufacturing Co.	108,934	44
*	Estithmar Holding QPSC	35,461	40
	Vodafone Qatar PQSC	53,145	38
*	Ezdan Holding Group QSC	53,098	12
			2,215
Romania (0.2%)
	Banca Transilvania SA	34,901	267
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	3,114	124
	Societatea Energetica Electrica SA	4,813	55
	Societatea Nationala Nuclearelectrica SA	1,646	23
*	MED Life SA	7,959	19
	One United Properties SA	1,123	8
			496
Saudi Arabia (4.4%)
	Al Rajhi Bank	100,047	1,783
[1]	Saudi Arabian Oil Co.	202,407	1,397
	Saudi National Bank	98,814	1,132
*	Saudi Arabian Mining Co.	48,148	852
	Saudi Telecom Co.	64,330	764
	Saudi Basic Industries Corp.	30,588	402
	ACWA Power Co.	7,733	394
	Riyad Bank	66,527	369
	Alinma Bank	49,653	338
	Saudi Awwal Bank	33,510	304
	SABIC Agri-Nutrients Co.	7,941	276
	Banque Saudi Fransi	41,150	238
	Etihad Etisalat Co.	12,845	228
	Almarai Co. JSC	16,783	219
	Dr Sulaiman Al Habib Medical Services Group Co.	3,483	216
9

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Arab National Bank	29,682	176
	Bank AlBilad	25,201	175
	Elm Co.	855	146
	Saudi Energy Co.	26,584	123
*	Umm Al Qura for Development & Construction Co.	24,898	114
	Bupa Arabia for Cooperative Insurance Co.	2,643	109
*	Dar Al Arkan Real Estate Development Co.	18,119	101
*	Jabal Omar Development Co.	19,585	95
	Jarir Marketing Co.	20,089	92
	Yanbu National Petrochemical Co.	10,040	91
	Co. for Cooperative Insurance	2,495	90
	Saudi Investment Bank	20,801	80
	Electrical Industries Co.	18,815	79
	Makkah Construction & Development Co.	3,384	75
	Bank Al-Jazira	21,007	67
	Riyadh Cables Group Co.	2,298	65
*	Rabigh Refining & Petrochemical Co.	14,311	63
	Saudi Aramco Base Oil Co.	1,716	63
	SAL Saudi Logistics Services	1,325	58
	Ades Holding Co.	11,631	57
	Saudi Tadawul Group Holding Co.	1,631	56
	Mouwasat Medical Services Co.	3,114	54
	Aldrees Petroleum & Transport Services Co.	1,683	53
*	Al Rajhi Co. for Co-operative Insurance	3,362	49
	Astra Industrial Group Co.	1,337	48
	Sahara International Petrochemical Co.	13,550	47
	Dallah Healthcare Co.	2,023	45
	Arabian Internet & Communications Services Co.	823	45
	Taiba Investments Co.	8,487	43
*	Saudi Kayan Petrochemical Co.	28,503	40
	Mobile Telecommunications Co. Saudi Arabia	14,567	40
	Saudi Industrial Investment Group	11,306	37
	Savola Group	5,111	35
*	National Industrialization Co.	14,812	35
	Jamjoom Pharmaceuticals Factory Co.	947	35
[1]	Arabian Centres Co.	7,950	34
*	Advanced Petrochemical Co.	5,042	32
	Nahdi Medical Co.	1,320	32
*	flynas Co. SJSC	2,379	32
	Power & Water Utility Co. for Jubail & Yanbu	2,574	31
	Saudia Dairy & Foodstuff Co.	530	29
*	Seera Group Holding	4,633	27
	Catrion Catering Holding Co.	1,404	27
*	Arabian Drilling Co.	919	23
	Saudi Ground Services Co.	3,005	22
	United Electronics Co.	1,240	21
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	1,977	20
*	Arabian Contracting Services Co.	690	11
			11,834
South Africa (5.4%)
	Anglogold Ashanti plc	17,244	1,937
	Gold Fields Ltd.	30,544	1,419
	Naspers Ltd.	26,348	1,290
	FirstRand Ltd.	181,000	1,071
	Standard Bank Group Ltd.	43,564	858
	Capitec Ltd.	2,961	856
	Valterra Platinum Ltd.	9,038	772
	MTN Group Ltd.	58,324	684
	Impala Platinum Holdings Ltd.	31,341	438
	Harmony Gold Mining Co. Ltd.	18,876	370
	Absa Group Ltd.	25,800	366
	Bid Corp. Ltd.	11,703	327
	Shoprite Holdings Ltd.	16,147	309
	Discovery Ltd.	18,468	297
	Sanlam Ltd.	54,985	296
	Nedbank Group Ltd.	15,200	278
*	Sasol Ltd.	21,562	262
	Northam Platinum Holdings Ltd.	12,925	235
	Sibanye Stillwater Ltd.	73,815	219
10

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Remgro Ltd.	17,996	216
	NEPI Rockcastle NV	21,102	200
	Bidvest Group Ltd.	11,258	163
	OUTsurance Group Ltd.	29,805	162
[1]	Pepkor Holdings Ltd.	126,814	155
	Vodacom Group Ltd.	15,961	148
	Old Mutual Ltd.	158,111	128
	Reinet Investments SCA	4,760	128
	Aspen Pharmacare Holdings Ltd.	12,837	126
	Growthpoint Properties Ltd.	117,452	119
	Clicks Group Ltd.	8,417	104
	Momentum Group Ltd.	40,145	101
	Tiger Brands Ltd.	5,913	99
	Exxaro Resources Ltd.	8,140	96
	Mr. Price Group Ltd.	9,527	96
	Woolworths Holdings Ltd.	30,141	80
	Investec Ltd.	6,164	53
	African Rainbow Minerals Ltd.	4,316	48
	DRDGOLD Ltd.	16,515	46
	Foschini Group Ltd.	11,539	37
	Kumba Iron Ore Ltd.	2,095	31
	Santam Ltd.	992	26
			14,646
Taiwan (44.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	828,383	62,255
	MediaTek Inc.	50,089	6,197
	Delta Electronics Inc.	65,778	3,816
	Hon Hai Precision Industry Co. Ltd.	416,266	3,279
	ASE Technology Holding Co. Ltd.	113,063	2,083
	Elite Material Co. Ltd.	9,909	1,712
	United Microelectronics Corp.	396,048	1,611
	Unimicron Technology Corp.	45,012	1,416
	Fubon Financial Holding Co. Ltd.	282,997	1,285
	Nan Ya Plastics Corp.	167,990	1,283
	CTBC Financial Holding Co. Ltd.	600,491	1,225
	Asia Vital Components Co. Ltd.	10,862	1,172
	Cathay Financial Holding Co. Ltd.	323,569	1,128
	Accton Technology Corp.	16,826	1,077
	TS Financial Holding Co. Ltd.	795,481	967
	Quanta Computer Inc.	89,680	957
	Yageo Corp.	53,465	918
	King Slide Works Co. Ltd.	1,873	837
	Yuanta Financial Holding Co. Ltd.	389,512	803
	Wiwynn Corp.	3,528	788
	Chroma ATE Inc.	12,517	774
	Largan Precision Co. Ltd.	3,187	767
	Asustek Computer Inc.	22,897	721
	E.Sun Financial Holding Co. Ltd.	543,535	681
	Nanya Technology Corp.	38,728	662
	Lite-On Technology Corp.	66,376	638
	Mega Financial Holding Co. Ltd.	401,005	614
	Winbond Electronics Corp.	105,028	604
	ASPEED Technology Inc.	1,156	585
	SinoPac Financial Holdings Co. Ltd.	444,896	577
	Wistron Corp.	102,408	575
	KGI Financial Holding Co. Ltd.	534,385	570
	Jentech Precision Industrial Co. Ltd.	2,959	558
	Chunghwa Telecom Co. Ltd.	129,653	556
	Global Unichip Corp.	2,728	524
	PharmaEssentia Corp.	10,730	472
	MPI Corp.	2,921	472
	Gold Circuit Electronics Ltd.	11,675	428
	First Financial Holding Co. Ltd.	380,104	423
	Phison Electronics Corp.	6,133	418
	Bizlink Holding Inc.	6,068	415
	Hua Nan Financial Holdings Co. Ltd.	315,130	411
	Zhen Ding Technology Holding Ltd.	25,892	407
	Uni-President Enterprises Corp.	167,774	403
	Innolux Corp.	249,199	392
11

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Realtek Semiconductor Corp.	16,590	377
	Alchip Technologies Ltd.	2,675	343
	Novatek Microelectronics Corp.	19,717	336
	Advantech Co. Ltd.	15,654	334
	King Yuan Electronics Co. Ltd.	38,767	314
	Taiwan Cooperative Financial Holding Co. Ltd.	364,463	294
	Formosa Plastics Corp.	140,051	292
	Nan Ya Printed Circuit Board Corp.	7,272	282
	Evergreen Marine Corp. Taiwan Ltd.	36,762	271
	Powerchip Semiconductor Manufacturing Corp.	110,652	255
	Globalwafers Co. Ltd.	8,653	249
	Formosa Chemicals & Fibre Corp.	113,704	245
	Tripod Technology Corp.	14,905	233
	China Steel Corp.	382,234	228
	Airtac International Group	4,756	214
	Chang Hwa Commercial Bank Ltd.	263,597	209
	Gigabyte Technology Co. Ltd.	18,060	204
	Powertech Technology Inc.	23,177	202
	Vanguard International Semiconductor Corp.	40,475	193
	Pegatron Corp.	67,292	193
	Far EasTone Telecommunications Co. Ltd.	60,237	192
	United Integrated Services Co. Ltd.	5,538	185
	Inventec Corp.	86,133	181
	Compal Electronics Inc.	138,574	176
	Shanghai Commercial & Savings Bank Ltd.	130,463	176
	Taiwan Mobile Co. Ltd.	47,718	174
	eMemory Technology Inc.	2,296	174
	AUO Corp.	205,022	172
	TCC Group Holdings Co. Ltd.	223,302	172
	International Games System Co. Ltd.	7,407	170
	WT Microelectronics Co. Ltd.	26,614	164
	Win Semiconductors Corp.	11,594	164
	Chailease Holding Co. Ltd.	44,395	164
	Hotai Motor Co. Ltd.	9,823	159
	WPG Holdings Ltd.	50,314	158
	Lotes Co. Ltd.	2,815	150
	Wan Hai Lines Ltd.	40,891	147
	Silergy Corp.	11,255	146
	Taiwan Business Bank	253,271	135
	Walsin Lihwa Corp.	108,500	134
	E Ink Holdings Inc.	26,317	130
	President Chain Store Corp.	17,810	122
	Synnex Technology International Corp.	43,304	119
	Eva Airways Corp.	89,373	118
	Fortune Electric Co. Ltd.	5,124	118
	Micro-Star International Co. Ltd.	22,886	112
	Yang Ming Marine Transport Corp.	59,292	111
	Hiwin Technologies Corp.	9,976	110
*	Caliway Biopharmaceuticals Co. Ltd.	36,435	109
	Catcher Technology Co. Ltd.	15,547	102
	Sino-American Silicon Products Inc.	18,243	102
	Teco Electric & Machinery Co. Ltd.	42,267	97
	Acer Inc.	95,844	95
	Far Eastern New Century Corp.	104,321	93
	Genius Electronic Optical Co. Ltd.	2,860	91
	Formosa Petrochemical Corp.	38,974	90
	Walsin Technology Corp.	9,631	89
	Asia Cement Corp.	79,675	87
	Eternal Materials Co. Ltd.	31,172	81
	Voltronic Power Technology Corp.	2,321	76
	Chicony Electronics Co. Ltd.	21,370	72
	Foxconn Technology Co. Ltd.	34,053	69
	Nien Made Enterprise Co. Ltd.	5,801	68
	China Airlines Ltd.	104,963	67
	Eclat Textile Co. Ltd.	6,917	67
*	Taiwan Glass Industry Corp.	33,380	64
	Capital Securities Corp.	63,487	62
	Transcend Information Inc.	6,436	60
	Pou Chen Corp.	76,573	60
	Cheng Shin Rubber Industry Co. Ltd.	59,556	58
12

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	ASMedia Technology Inc.	1,259	57
	Shihlin Electric & Engineering Corp.	8,959	56
	Taiwan High Speed Rail Corp.	64,280	53
	Far Eastern International Bank	111,869	48
	Ruentex Development Co. Ltd.	53,069	46
	Parade Technologies Ltd.	2,442	44
*	Tatung Co. Ltd.	42,780	38
	Advanced Energy Solution Holding Co. Ltd.	1,057	37
	U-Ming Marine Transport Corp.	14,457	35
	Giant Manufacturing Co. Ltd.	10,513	34
	Taiwan Secom Co. Ltd.	8,968	30
	Taiwan Fertilizer Co. Ltd.	20,796	29
	HTC Corp.	22,607	29
	Formosa Sumco Technology Corp.	2,224	27
	momo.com Inc.	2,858	22
	Yulon Motor Co. Ltd.	19,431	18
			120,319
Thailand (2.1%)
	Delta Electronics Thailand PCL (Foreign)	96,703	724
	PTT PCL (Foreign)	420,916	517
	Kasikornbank PCL (Foreign)	60,023	449
	Advanced Info Service PCL (Foreign)	31,131	333
	Gulf Development PCL (Foreign)	142,100	271
	SCB X PCL (Foreign)	57,842	263
	Krung Thai Bank PCL (Foreign)	193,204	252
	Airports of Thailand PCL (Foreign)	130,723	250
	CP ALL PCL (Foreign)	175,183	244
	Bangkok Dusit Medical Services PCL (Foreign)	383,659	227
	PTT Exploration & Production PCL (Foreign)	42,752	191
	Siam Cement PCL (Foreign)	23,058	181
	Central Pattana PCL (Foreign)	81,959	166
	TMBThanachart Bank PCL (Foreign)	1,487,730	134
	Bumrungrad Hospital PCL (Foreign)	20,723	119
	Bangkok Bank PCL (Foreign)	20,528	118
	PTT Global Chemical PCL (Foreign)	75,968	102
	Charoen Pokphand Foods PCL (Foreign)	126,260	90
	True Corp. PCL (Foreign)	217,605	86
	Minor International PCL (Foreign)	126,120	84
	Central Retail Corp. PCL (Foreign)	90,263	79
	Thai Oil PCL (Foreign)	35,601	69
	True Corp. PCL NVDR	176,058	69
	Digital Telecommunications Infrastructure Fund	195,755	60
*	Banpu PCL (Foreign)	98,068	43
	Indorama Ventures PCL (Foreign)	50,286	37
	Krungthai Card PCL (Foreign)	31,745	36
	Bangkok Expressway & Metro PCL (Foreign)	170,081	35
	Global Power Synergy PCL (Foreign)	18,344	29
	Ratch Group PCL (Foreign)	24,520	28
	PTT Oil & Retail Business PCL (Foreign)	74,104	28
	Home Product Center PCL (Foreign)	133,155	26
	Thai Union Group PCL (Foreign)	68,216	26
	SCG Packaging PCL (Foreign)	29,108	26
	Muangthai Capital PCL (Foreign)	24,241	23
	Land & Houses PCL (Foreign)	200,668	22
	Electricity Generating PCL (Foreign)	5,151	21
	Asset World Corp. PCL (Foreign)	202,921	19
	CP Axtra PCL (Foreign)	42,405	19
	Osotspa PCL (Foreign)	37,507	18
	Thai Life Insurance PCL (Foreign)	52,977	18
	Carabao Group PCL (Foreign)	9,449	15
*	BTS Group Holdings PCL (Foreign)	221,282	14
	Berli Jucker PCL (Foreign)	19,897	9
	Siam City Cement PCL (Foreign)	1,284	6
			5,576
Turkiye (1.4%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	40,686	326
	Turkiye Petrol Rafinerileri A/S	35,064	291
	BIM Birlesik Magazalar A/S	30,961	260
	KOC Holding A/S	44,534	198
13

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Akbank TAS	113,601	169
	Turk Hava Yollari AO	22,683	142
*	Destek Finans Faktoring A/S	3,007	130
	Haci Omer Sabanci Holding A/S	57,967	112
	Eregli Demir ve Celik Fabrikalari TAS	133,140	107
*	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	15,136	102
	Turkcell Iletisim Hizmetleri A/S	50,471	100
	Katilimevim Tasarruf Finansman A/S	76,759	100
*	Yapi ve Kredi Bankasi A/S	121,649	92
	Turkiye Is Bankasi A/S Class C	312,799	82
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	14,109	71
	Enka Insaat ve Sanayi A/S	38,718	70
*	Isiklar Enerji ve Yapi Holding A/S	15,626	67
	Turkiye Garanti Bankasi A/S	21,342	58
	Ford Otomotiv Sanayi A/S	28,723	46
	Coca-Cola Icecek A/S	24,862	39
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	922	39
	TAV Havalimanlari Holding A/S	6,671	37
*	Peker Gayrimenkul Yatirim Ortakligi A/S	114,456	37
*	Tera Yatirim Teknoloji Holding A/S	50,216	37
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	26,030	36
	Turkiye Sise ve Cam Fabrikalari A/S	42,384	35
	AG Anadolu Grubu Holding A/S	49,226	33
*	Turk Altin Isletmeleri A/S	30,072	33
*	Pegasus Hava Tasimaciligi A/S	10,666	32
	Migros Ticaret A/S	2,511	28
*	Ral Yatirim Holding A/S	4,471	25
*	Sasa Polyester Sanayi A/S	488,014	24
*	Tera Yatirim Menkul Degerler A/S	6,211	24
*,1	MLP Saglik Hizmetleri A/S	2,621	23
*	Gubre Fabrikalari TAS	2,089	21
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	35,515	21
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	3,024	21
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	53,795	20
*	TR Anadolu Metal Madencilik Isletmeleri A/S	6,724	20
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	49,295	20
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	609	20
	Tofas Turk Otomobil Fabrikasi A/S	3,454	19
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	8,269	18
	Dogan Sirketler Grubu Holding A/S	36,191	17
[1]	Enerjisa Enerji A/S	7,585	17
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	23,097	17
	Tekfen Holding A/S	3,630	16
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	11,667	16
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	15,667	16
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	18,867	15
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	14,208	14
*	Petkim Petrokimya Holding A/S	33,899	14
*	Turkiye Halk Bankasi A/S	16,543	14
*	Turkiye Vakiflar Bankasi TAO	19,898	13
	Enerya Enerji A/S	65,187	13
*	Turk Telekomunikasyon A/S	11,398	12
	Turkiye Sigorta A/S	97,128	12
*	Arcelik A/S	6,061	11
*	Aksa Enerji Uretim A/S Class B	6,821	11
	Oyak Cimento Fabrikalari A/S	22,860	11
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	32,189	11
	Aygaz A/S	1,467	10
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	13,136	10
*	Hektas Ticaret TAS	173,588	10
*	Investco Holding A/S	612	10
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	2,836	10
	Anadolu Anonim Turk Sigorta Sirketi	16,350	9
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	22,766	9
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S Class B	4,524	9
*	MIA Teknoloji A/S	14,990	9
	Ulker Biskuvi Sanayi A/S	4,460	8
	Nuh Cimento Sanayi A/S	1,799	8
	Is Yatirim Menkul Degerler A/S	12,238	8
	Kocaer Celik Sanayi ve Ticaret A/S	24,642	8
14

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	551	8
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	32,538	8
*	Lydia Holding A/S	2,523	8
	Aksa Akrilik Kimya Sanayii A/S	31,430	7
	Cimsa Cimento Sanayi ve Ticaret A/S	7,828	7
*	Sok Marketler Ticaret A/S	6,404	7
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	81,015	7
*	Efor Yatirim Sanayi Ticaret A/S	19,550	7
	Alarko Holding A/S	2,718	6
	Dogus Otomotiv Servis ve Ticaret A/S	1,718	6
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	3,011	6
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	7,366	6
	Akcansa Cimento A/S	954	5
	Turkiye Sinai Kalkinma Bankasi A/S	21,561	5
	Borusan Yatirim ve Pazarlama A/S	149	5
	LDR Turizm A/S	7,954	5
	TAB Gida Sanayi ve Ticaret A/S	1,017	5
	Grainturk Tarim A/S	1,113	5
	Is Gayrimenkul Yatirim Ortakligi A/S	8,298	4
*	Turk Traktor ve Ziraat Makineleri A/S	408	4
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	18	4
	Agesa Hayat ve Emeklilik A/S	673	4
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	687	4
	Eczacibasi Yatirim Holding Ortakligi A/S	502	3
*	Akfen Yenilenebilir Enerji A/S	6,038	3
	Anadolu Hayat Emeklilik A/S	1,208	3
	Ronesans Gayrimenkul Yatirim A/S Class B	631	3
*	EGE Endustri ve Ticaret A/S	17	2
*	NET Holding A/S	1,459	1
	Iskenderun Demir ve Celik A/S	1,311	1
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,434	1
	Ozak Gayrimenkul Yatirim Ortakligi	2,666	1
	Celebi Hava Servisi A/S	27	1
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	290	—
*	Konya Cimento Sanayii A/S	4	—
			3,705
United Arab Emirates (2.2%)
	First Abu Dhabi Bank PJSC	150,991	811
	Emirates Telecommunications Group Co. PJSC	118,533	688
	Emaar Properties PJSC	213,315	621
	Emirates NBD Bank PJSC	62,073	507
	Abu Dhabi Commercial Bank PJSC	107,016	436
	Abu Dhabi Islamic Bank PJSC	50,232	312
	Aldar Properties PJSC	131,409	274
	Dubai Electricity & Water Authority PJSC	306,410	225
*	Two Point Zero Group PJSC	362,676	208
	Adnoc Gas plc	234,645	208
	Dubai Islamic Bank PJSC	97,735	191
	ADNOC Drilling Co. PJSC	89,632	141
	Abu Dhabi National Oil Co. for Distribution PJSC	97,657	106
	Air Arabia PJSC	76,513	104
	ADNOC Logistics & Services	55,432	104
	Emaar Development PJSC	28,108	97
	Salik Co. PJSC	63,120	93
	Agility Global plc	182,269	83
	Dubai Investments PJSC	70,290	70
*	Modon Holding PSC	83,497	64
	Americana Restaurants International plc - Foreign Co.	96,197	63
	Borouge plc	96,261	61
	Talabat Holding plc	158,159	52
	NMDC Group PJSC	7,716	50
*	Abu Dhabi Ports Co. PJSC	29,413	49
*	Apex Investment Co. PSC	45,117	44
	Parkin Co. PJSC	25,437	40
	Emirates Central Cooling Systems Corp.	69,549	30
*	Presight AI Holding plc	29,478	29
	Fertiglobe plc	38,842	28
	Lulu Retail Holdings plc	105,898	28
	Dubai Financial Market PJSC	55,473	21
15

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
*	Space42 plc	34,562	17
			5,855
Total Common Stocks (Cost $227,663)			262,496
Preferred Stocks (1.9%)
	Itau Unibanco Holding SA Preference Shares	186,198	1,420
	Petroleo Brasileiro SA - Petrobras Preference Shares	154,033	1,338
	Banco Bradesco SA Preference Shares	174,185	578
	Itausa SA Preference Shares	196,471	497
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,806	392
	Grupo Cibest SA Preference Shares	14,597	332
	Gerdau SA Preference Shares	42,383	194
*	Axia Energia SA Preference Shares Class C	12,704	130
	Cia Energetica de Minas Gerais Preference Shares	56,566	117
	Grupo de Inversiones Suramericana SA Preference Shares	4,824	73
	Embotelladora Andina SA Preference Shares Class B	14,127	69
	Metalurgica Gerdau SA Preference Shares	28,047	56
	Isa Energia Brasil SA Preference Shares	9,737	50
	Localiza Rent a Car SA Preference Shares	1,210	8
Total Preferred Stocks (Cost $4,864)			5,254
Rights (0.0%)
*	Banco Bradesco SA Exp. 9/4/2026	12,964	—
*	Burgan Bank SAK Exp. 9/14/2026	2,569	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3]	Vanguard Market Liquidity Fund, 3.731% (Cost $366)	3,659	366
Total Investments (99.5%) (Cost $232,893)			268,116
Other Assets and Liabilities—Net (0.5%)			1,245
Net Assets (100%)			269,361

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $5,037, representing 1.9% of net assets.

2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
16

Emerging Markets Ex-China ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2026	17	1,454	59

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	9/16/2026	USD	79	BRL	421	—	(1)
Citibank, N.A.	9/16/2026	USD	60	BRL	320	—	(1)
Toronto-Dominion Bank	9/16/2026	USD	246	INR	23,423	—	—
Citibank, N.A.	9/16/2026	USD	58	INR	5,636	—	(1)
State Street Bank & Trust Co.	9/16/2026	USD	165	TWD	5,282	—	(2)
State Street Bank & Trust Co.	9/16/2026	USD	124	TWD	3,926	—	—
Citibank, N.A.	9/16/2026	USD	28	TWD	872	—	—
						—	(5)

BRL—Brazilian real.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Ex-China ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $232,527)	267,750
Affiliated Issuers (Cost $366)	366
Total Investments in Securities	268,116
Investment in Vanguard	5
Foreign Currency, at Value (Cost $795)	800
Cash Collateral Pledged—Futures Contracts	95
Receivables for Accrued Income	377
Total Assets	269,393
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	10
Payables to Vanguard	8
Variation Margin Payable—Futures Contracts	3
Unrealized Depreciation—Forward Currency Contracts	5
Total Liabilities	32
Net Assets	269,361
At August 31, 2026, net assets consisted of:

Paid-in Capital	233,855
Total Distributable Earnings (Loss)	35,506
Net Assets	269,361
Net Assets
Applicable to 2,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	269,361
Net Asset Value Per Share	$96.20
See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Ex-China ETF
Statement of Operations

September 30, 2025[1] to August 31, 2026
($000)
Investment Income
Income
Dividends[2]	3,706
Non-Cash Dividends	275
Interest[3]	47
Total Income	4,028
Expenses
The Vanguard Group—Note C
Investment Advisory Services	11
Management and Administrative[4]	49
Marketing and Distribution	6
Custodian Fees	211
Auditing Fees	35
Accounting Fees[4]	47
Shareholders’ Reports[4]	4
Trustees’ Fees and Expenses	—
Professional Services	22
Other Expenses	—
Total Expenses	385
Expense Reduction—Note C	(281)
Net Expenses	104
Net Investment Income	3,924
Realized Net Gain (Loss)
Investment Securities Sold[3,5]	(1,107)
Futures Contracts	317
Forward Currency Contracts	(4)
Foreign Currencies	(106)
Realized Net Gain (Loss)	(900)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	35,223
Futures Contracts	59
Forward Currency Contracts	(5)
Foreign Currencies	5
Change in Unrealized Appreciation (Depreciation)	35,282
Net Increase (Decrease) in Net Assets Resulting from Operations	38,306

1	Inception.
2	Dividends are net of foreign withholding taxes of $582.
3
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

4	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
5	Realized Gain (Loss) is net of foreign capital gains taxes of $27.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Ex-China ETF
Statement of Changes in Net Assets

September 30, 2025[1] to August 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,924
Realized Net Gain (Loss)	(900)
Change in Unrealized Appreciation (Depreciation)	35,282
Net Increase (Decrease) in Net Assets Resulting from Operations	38,306
Distributions
Total Distributions	(2,800)
Capital Share Transactions
Issued	233,855
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	233,855
Total Increase (Decrease)	269,361
Net Assets
Beginning of Period	—
End of Period	269,361

1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Ex-China ETF
Financial Highlights

September 30, 2025[1] to August 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.135
Net Realized and Unrealized Gain (Loss) on Investments	20.421
Total from Investment Operations	22.556
Distributions
Dividends from Net Investment Income	(1.356)
Distributions from Realized Capital Gains	—
Total Distributions	(1.356)
Net Asset Value, End of Period	$96.20
Total Return	30.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$269
Ratio of Total Expenses to Average Net Assets	0.07%[3,4]
Ratio of Net Investment Income to Average Net Assets	2.62%[3]
Portfolio Turnover Rate[5]	8%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4
Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.19% of the fund’s average net assets) to maintain a total expense ratio of 0.07%. The fund will not be required to reimburse Vanguard for these amounts.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Ex-China ETF
Notes to Financial Statements
Vanguard Emerging Markets Ex-China ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In September 2026, the board of trustees approved a change in the fund’s fiscal year end from August 31 to September 30. This change became effective on September 17, 2026.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended August 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended August 31, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
22

Emerging Markets Ex-China ETF
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.07%. For the period ended August 31, 2026, the fund's expenses were reduced by $281,000 (an effective annual rate of 0.19% of the fund's average net assets).
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Emerging Markets Ex-China ETF
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	21,813	—	—	21,813
Common Stocks—Other	43	240,633	7	240,683
Preferred Stocks	5,254	—	—	5,254
Rights	—	—	—	—
Temporary Cash Investments	366	—	—	366
Total	27,476	240,633	7	268,116

Derivative Financial Instruments
Assets
Futures Contracts[1]	59	—	—	59
Liabilities
Forward Currency Contracts	—	(5)	—	(5)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	59	—	59
Total Assets	59	—	59

Unrealized Depreciation—Forward Currency Contracts	—	(5)	(5)
Total Liabilities	—	(5)	(5)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	317	—	317
Forward Currency Contracts	—	(4)	(4)
Realized Net Gain (Loss) on Derivatives	317	(4)	313

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	59	—	59
Forward Currency Contracts	—	(5)	(5)
Change in Unrealized Appreciation (Depreciation) on Derivatives	59	(5)	54
F. The tax information presented is estimated and will be finalized following the end of the fund’s tax year on September 30, 2026. As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	233,220
Gross Unrealized Appreciation	47,230
Gross Unrealized Depreciation	(12,280)
Net Unrealized Appreciation (Depreciation)	34,950
G. During the period ended August 31, 2026, the fund purchased $212,140,000 of investment securities and sold $12,684,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $34,153,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
24

Emerging Markets Ex-China ETF
H. Capital shares issued and redeemed were:
September 30, 2025[1] to August 31, 2026
Shares (000)
Issued	2,800
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	2,800

1	Inception.
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Emerging Markets Ex-China ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Ex-China ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 30, 2025 (inception) through August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period September 30, 2025 (inception) through August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

QV0510 102026
27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Extended Duration Treasury Index Fund

A majority of independent trustees of the board of Vanguard Extended Duration Treasury Index Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement - ESG U.S. Stock ETF

A majority of independent trustees of the board of Vanguard ESG U.S. Stock ETF (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement - ESG International Stock ETF

A majority of independent trustees of the board of Vanguard ESG International Stock ETF (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement - ESG U.S. Corporate Bond ETF

A majority of independent trustees of the board of Vanguard ESG U.S. Corporate Bond ETF (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.